                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             [X] Pre-Effective Amendment No. 1 (File No. 333-163377)

                     [ ] Post-Effective Amendment No. [__]

                        (Check Appropriate Box or Boxes)

                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933. It is proposed that this filing will become effective on January 27, 2010.

                           RIVERSOURCE FAMILY OF FUNDS
                         734 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474

                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

                            TO BE HELD MARCH 10, 2010

                   RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
                     RIVERSOURCE PARTNERS SELECT VALUE FUND
                   RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
                   RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND
                     SELIGMAN GLOBAL SMALLER COMPANIES FUND
                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

A Joint Special Meeting of Shareholders (the "Meeting") of each of the above-listed funds in the RiverSource Family of Funds will be held at 2:00 p.m. CST on March 10, 2010, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Minnesota River Room on the Third Floor. At the Meeting, shareholders will consider the following proposal with respect to their Selling
Fund:

    To approve an Agreement and Plan of Reorganization by and among the Selling Fund, its corresponding Buying Fund and RiverSource Investments, LLC (the "Agreement and Plan of Reorganization"). Each Selling Fund will vote separately on the relevant proposal as indicated below:

PROPOSAL      SELLING FUND                             BUYING FUND
1.            RiverSource Partners Aggressive Growth
              Fund                                     RiverSource Mid Cap Growth Fund
2.            RiverSource Partners Select Value Fund   RiverSource Mid Cap Value Fund
3.            RiverSource Partners Small Cap Equity
              Fund                                     Seligman Smaller-Cap Value Fund
4.            RiverSource Partners Small Cap Growth
              Fund                                     Seligman Frontier Fund
5.            Seligman Global Smaller Companies Fund   RiverSource Partners International
                                                       Small Cap Fund
6.            RiverSource Tax-Exempt Money Market      RiverSource Government Money Market
              Fund                                     Fund
                                                       (formerly Seligman Cash Management
                                                       Fund)


    Pursuant to the Agreement and Plan of Reorganization, each Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Please take some time to read the combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder on Jan. 15, 2010, you may vote at the Meeting or at any adjournment or postponement of the Meeting. We hope you can attend the Meeting. Even if you plan to attend the Meeting, please vote by telephone, internet or mail. Just follow the instructions on the enclosed proxy card. If you have questions, please call toll free at 1(866) 859-8682. It is important that you vote. The Board of Directors of each Selling Fund recommends that you vote FOR the proposal applicable to it. The combined proxy statement/prospectus is expected to be mailed to shareholders beginning on or about Jan. 28, 2010.

                                             By order of the Boards of Directors

                                             /S/ Scott R. Plummer
                                             Scott R. Plummer, Secretary
                                             Jan. 27, 2010

                   RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
                     RIVERSOURCE PARTNERS SELECT VALUE FUND
                   RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
                   RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND
                     SELIGMAN GLOBAL SMALLER COMPANIES FUND
                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

                       COMBINED PROXY STATEMENT/PROSPECTUS

                               DATED JAN. 27, 2010

This document is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Buying Fund (as defined below). The address and telephone number of each Selling Fund and Buying Fund is 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 and 1(800) 221-2450. This combined proxy statement/prospectus and the enclosed proxy card are expected to be mailed to shareholders ("shareholders" or "stockholders") beginning on or about Jan. 28, 2010. This combined proxy statement/prospectus contains information you should know before voting on the following proposal with respect to your Selling Fund, as indicated below:

                                                                 TO BE VOTED ON
PROPOSAL                                                         BY SHAREHOLDERS OF:
-----------------------------------------------------------------------------------------------------------
1. To approve the Agreement and Plan of Reorganization (the      RiverSource Partners Aggressive Growth
   "Agreement") by and among RiverSource Partners Aggressive     Fund
   Growth Fund (the "Selling Fund"), a series of RiverSource
   Managers Series, Inc., RiverSource Mid Cap Growth Fund
   (the "Buying Fund"), a series of RiverSource Equity
   Series, Inc., and RiverSource Investments, LLC. Under the
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.



SELLING FUND        BUYING FUND
------------        -----------
Class A             Class A
Class B             Class B
Class C             Class C
Class I             Class I
Class R2            Class R2
Class R3            Class R3
Class R4            Class R4
Class R5            Class R5



-----------------------------------------------------------------------------------------------------------
2. To approve the Agreement and Plan of Reorganization (the      RiverSource Partners Select Value Fund
   "Agreement") by and among RiverSource Partners Select
   Value Fund (the "Selling Fund"), a series of RiverSource
   Managers Series, Inc., RiverSource Mid Cap Value Fund (the
   "Buying Fund"), a series of RiverSource Investment Series,
   Inc., and RiverSource Investments, LLC. Under the
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.



SELLING FUND        BUYING FUND
------------        -----------
Class A             Class A
Class B             Class B
Class C             Class C
Class I             Class I
Class R4            Class R4


--------------------------------------------------------------------------------

                                                                 TO BE VOTED ON
PROPOSAL                                                         BY SHAREHOLDERS OF:
-----------------------------------------------------------------------------------------------------------
3. To approve the Agreement and Plan of Reorganization (the      RiverSource Partners Small Cap Equity Fund
   "Agreement") by and among RiverSource Partners Small Cap
   Equity Fund (the "Selling Fund"), a series of RiverSource
   Managers Series, Inc., Seligman Smaller-Cap Value Fund
   (the "Buying Fund"), a series of Seligman Value Fund
   Series, Inc., and RiverSource Investments, LLC. Under the
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.



SELLING FUND        BUYING FUND
------------        -----------
Class A             Class A
Class B             Class B
Class C             Class C
Class I             Class I
Class R4            Class R4



-----------------------------------------------------------------------------------------------------------
4. To approve the Agreement and Plan of Reorganization (the      RiverSource Partners Small Cap Growth Fund
   "Agreement") by and among RiverSource Partners Small Cap
   Growth Fund (the "Selling Fund"), a series of RiverSource
   Strategy Series, Inc., Seligman Frontier Fund, Inc. (the
   "Buying Fund"), and RiverSource Investments, LLC. Under
   the Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.



SELLING FUND        BUYING FUND
------------        -----------
Class A             Class A
Class B             Class B
Class C             Class C
Class I             Class I
Class R2            Class R2
Class R3            Class R3
Class R4            Class R4
Class R5            Class R5



-----------------------------------------------------------------------------------------------------------
5. To approve the Agreement and Plan of Reorganization (the      Seligman Global Smaller Companies Fund
   "Agreement") by and among Seligman Global Smaller
   Companies Fund (the "Selling Fund"), a series of Seligman
   Global Fund Series, Inc., RiverSource Partners
   International Small Cap Fund (the "Buying Fund"), a series of RiverSource International Managers Series, Inc. and
   RiverSource Investments, LLC. Under the Agreement, the
   Selling Fund will transfer all of its assets attributable
   to each class of its shares to the Buying Fund, as
   indicated below, in exchange for shares of the
   corresponding class of the Buying Fund and the assumption
   by the Buying Fund of all of the liabilities of the
   Selling Fund. The Buying Fund shares will be distributed
   proportionately to shareholders of the relevant class of
   the Selling Fund.



SELLING FUND        BUYING FUND
------------        -----------
Class A             Class A
Class B             Class B
Class C             Class C
Class R2            Class R2
Class R5            Class R5


--------------------------------------------------------------------------------

                                                                 TO BE VOTED ON
PROPOSAL                                                         BY SHAREHOLDERS OF:
-----------------------------------------------------------------------------------------------------------
6. To approve the Agreement and Plan of Reorganization (the      RiverSource Tax-Exempt Money Market Fund
   "Agreement") by and among RiverSource Tax-Exempt Money
   Market Fund (the "Selling Fund"), a series of RiverSource
   Tax-Exempt Money Market Series, Inc., RiverSource
   Government Money Market Fund, Inc. (formerly Seligman Cash
   Management Fund, Inc.) (the "Buying Fund"), and
   RiverSource Investments, LLC. Under this Agreement, the
   Selling Fund will transfer all of its assets attributable
   to Class A* shares to the Buying Fund, as indicated below, in exchange for Class A shares of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund Class A shares will be
   distributed to shareholders of the Selling Fund.



SELLING FUND        BUYING FUND
------------        -----------
Class A             Class A



    * The single class of shares of RiverSource Tax-Exempt Money Market Fund is referred to as
       Class A shares.

--------------------------------------------------------------------------------

These proposals will be considered by shareholders who owned shares of the Selling Funds on Jan. 15, 2010, at a joint special meeting of such shareholders (the "Meeting") that will be held at 2:00 p.m. CST on March 10, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the Minnesota River Room on the Third Floor. Each of the Selling Funds and the Buying Funds (collectively, the "Funds") is a registered open-end management investment company (or a series thereof) and is part of the RiverSource Family of Funds, which includes funds branded "RiverSource" and "Seligman." Please read this combined proxy statement/prospectus and keep it for future reference.

Although the Board of Directors (the "Board" or the "Board of Directors") of each Selling Fund recommends that shareholders approve the reorganization (each a "Reorganization") of the Selling Fund with the corresponding Buying Fund, the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of another Selling Fund do not approve that Selling Fund's Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this proxy statement/prospectus.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of such Buying Fund ("Reorganization Shares") and the assumption by the Buying Fund of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. The Reorganization Shares of each class will be distributed to the Selling Fund's shareholders of the corresponding class in proportion to their holdings in such class of the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as their Selling Fund Class A shares at the time of the Reorganization. You will not pay any sales charge in connection with this distribution of Reorganization Shares. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

WHERE TO GET MORE INFORMATION

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this proxy statement/prospectus by reference:

- the prospectus of RiverSource Partners Aggressive Growth Fund, dated July 30, 2009, as supplemented to date;

- the prospectus of RiverSource Partners Select Value Fund, dated July 30, 2009, as supplemented to date;

- the prospectus of RiverSource Partners Small Cap Equity Fund, dated July 30, 2009, as supplemented to date;

- the prospectus of RiverSource Partners Small Cap Growth Fund, dated May 29, 2009, as supplemented to date;

- the prospectus of Seligman Global Smaller Companies Fund, dated Dec. 30, 2009, as supplemented to date;

- the prospectus of RiverSource Tax-Exempt Money Market Fund, dated Feb. 27, 2009, as supplemented to date;

- the Statement of Additional Information of RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund, and RiverSource Tax-Exempt Money Market Fund, dated Jan. 22, 2010, as supplemented to date;

- the Statement of Additional Information of Seligman Global Smaller Companies Fund, dated Dec. 30, 2009, as supplemented to date;

- the Statement of Additional Information relating to the Reorganizations (the "Merger SAI"), dated Jan. 27, 2010;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Aggressive Growth Fund, for the period ended May 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Mid Cap Growth Fund, for the period ended Nov. 30, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Select Value Fund, for the period ended May 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Mid Cap Value Fund for the period ended Sept. 30, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Small Cap Equity Fund, for the period ended May 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Smaller-Cap Value Fund, for the period ended Dec. 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of Seligman Smaller-Cap Value Fund, for the period ended June 30, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Small Cap Growth Fund, for the period ended March 31, 2009, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Partners Small Cap Growth Fund, for the period ended Sept. 30, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Frontier Fund, for the period ended Oct. 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Global Smaller Companies Fund, for the period ended Oct. 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners International Small Cap Fund, for the period ended Oct. 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Tax-Exempt Money Market Fund, for the period ended Dec. 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Tax-Exempt Money Market Fund, for the period ended June 30, 2009; and

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Government Money Market Fund (formerly Seligman Cash Management
   Fund), for the period ended Dec. 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Government Money Market Fund, for the period ended June 30, 2009.

If the Reorganization of RiverSource Partners Small Cap Growth Fund is approved by shareholders at the meeting scheduled to be held on March 10, 2010 and occurs prior to the required mailing date of the next shareholder report, any shareholder may request a copy free of charge of the annual report for RiverSource Partners Small Cap Growth Fund for the period ended March 31, 2010 by calling toll free at 1(800) 221-2450.

For a copy at no charge of any of the documents listed above and/or to ask questions about this combined proxy statement/ prospectus, please call your Fund's proxy solicitor toll free at 1(866) 859-8682.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-1520. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at www.sec.gov.

PLEASE NOTE THAT THE FUNDS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR INVESTMENT OBJECTIVES.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
SECTION A -- REORGANIZATION PROPOSALS............................................     8
  SUMMARY........................................................................     8
    How Each Reorganization Will Work............................................     8
    Tax Consequences.............................................................     8
    Fees and Expenses of the Fund................................................     9
     Proposal 1. Reorganization of RiverSource Partners Aggressive Growth Fund
       into RiverSource Mid Cap Growth Fund.....................................      9
     Proposal 2. Reorganization of RiverSource Partners Select Value Fund into
       RiverSource Mid Cap Value Fund...........................................     13
     Proposal 3. Reorganization of RiverSource Partners Small Cap Equity Fund
       into Seligman Smaller-Cap Value Fund.....................................     16
     Proposal 4. Reorganization of RiverSource Partners Small Cap Growth Fund
       into Seligman Frontier Fund..............................................     19
     Proposal 5. Reorganization of Seligman Global Smaller Companies Fund into
       RiverSource Partners International Small Cap Fund........................     22
     Proposal 6. Reorganization of RiverSource Tax-Exempt Money Market Fund into
       RiverSource Government Money Market Fund.................................     25
  PROPOSAL 1. REORGANIZATION OF RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND INTO
    RIVERSOURCE MID CAP GROWTH FUND..............................................    27
    Comparison of the Selling Fund and the Buying Fund...........................    27
     Comparison of Investment Objectives........................................     27
     Comparison of Principal Investment Strategies..............................     27
     Comparison of Fundamental Policies.........................................     28
     Comparison of Nonfundamental Policies......................................     29
     Comparison of Principal Risk Factors.......................................     29
     Performance................................................................     29
  PROPOSAL 2. REORGANIZATION OF RIVERSOURCE PARTNERS SELECT VALUE FUND INTO
    RIVERSOURCE MID CAP VALUE FUND...............................................    33
    Comparison of the Selling Fund and the Buying Fund...........................    33
     Comparison of Investment Objectives........................................     33
     Comparison of Principal Investment Strategies..............................     33
     Comparison of Fundamental Policies.........................................     34
     Comparison of Nonfundamental Policies......................................     35
     Comparison of Principal Risk Factors.......................................     35
     Performance................................................................     36
  PROPOSAL 3. REORGANIZATION OF RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND INTO
    SELIGMAN SMALLER-CAP VALUE FUND..............................................    39
    Comparison of the Selling Fund and the Buying Fund...........................    39
     Comparison of Investment Objectives........................................     39
     Comparison of Principal Investment Strategies..............................     39
     Comparison of Fundamental Policies.........................................     41
     Comparison of Nonfundamental Policies......................................     42
     Comparison of Principal Risk Factors.......................................     42
     Performance................................................................     43

                                                                                   PAGE
                                                                                   ----
  PROPOSAL 4. REORGANIZATION OF RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND INTO
    SELIGMAN FRONTIER FUND.......................................................    48
    Comparison of the Selling Fund and the Buying Fund...........................    48
     Comparison of Investment Objectives........................................     48
     Comparison of Principal Investment Strategies..............................     48
     Comparison of Fundamental Policies.........................................     49
     Comparison of Nonfundamental Policies......................................     50
     Comparison of Principal Risk Factors.......................................     51
     Performance................................................................     51
  PROPOSAL 5. REORGANIZATION OF SELIGMAN GLOBAL SMALLER COMPANIES FUND INTO
    RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND............................    56
    Comparison of the Selling Fund and the Buying Fund...........................    56
     Comparison of Investment Objectives........................................     56
     Comparison of Principal Investment Strategies..............................     56
     Comparison of Fundamental Policies.........................................     58
     Comparison of Nonfundamental Policies......................................     59
     Comparison of Principal Risk Factors.......................................     60
     Performance................................................................     62
  PROPOSAL 6. REORGANIZATION OF RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND INTO
    RIVERSOURCE GOVERNMENT MONEY MARKET FUND.....................................    66
    Comparison of the Selling Fund and the Buying Fund...........................    66
     Comparison of Investment Objectives........................................     66
     Comparison of Principal Investment Strategies..............................     66
     Comparison of Fundamental Policies.........................................     68
     Comparison of Nonfundamental Policies......................................     70
     Comparison of Principal Risk Factors.......................................     70
     Performance................................................................     71
  ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION...............................    73
    Terms of the Reorganizations.................................................    73
    Conditions to Closing Each Reorganization....................................    73
    Termination of the Agreement.................................................    73
    Tax Status of the Reorganizations............................................    73
    Reasons for the Proposed Reorganizations and Board Deliberations.............    77
    Board Determinations.........................................................    82
    Board Recommendation and Required Vote.......................................    82

                                                                                   PAGE
                                                                                   ----
SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION....................    83
SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS...    85
    Capitalization of Selling Funds and Buying Funds.............................    85
    Ownership of Selling Fund and Buying Fund Shares.............................    88
    Financial Highlights.........................................................    93
EXHIBITS
A. Form of Agreement and Plan of Reorganization..................................   A.1
B. Minnesota Business Corporation Act Sections 302A.471 and 302A.473.............   B.1
C. Additional Information Applicable to the Buying Funds.........................   C.1
D. Comparison of Organizational Documents........................................   D.1
E. RiverSource Family of Funds Privacy Notice....................................   E.1

SECTION A -- REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of their Selling Fund into the corresponding Buying Fund. The form of the Agreement is included as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not included in this summary.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the corresponding Buying Fund ("Reorganization Shares") and the assumption by the corresponding Buying Fund of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares at the time of the Reorganization. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

- As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial intermediary for additional details.

- Neither the Selling Fund nor the shareholders of any Selling Fund will pay any sales charge in connection with acquiring Reorganization shares.

- After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

TAX CONSEQUENCES

Each Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel substantially to the effect that it will be tax-free, as described in more detail in the section entitled "Tax Status of the Reorganizations." Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. Some or all of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable except to the extent of any exempt-interest dividends, and will include any capital gains resulting from portfolio turnover prior to the Reorganization that were not previously distributed. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. This would likely result in the recognition of gain or loss by the shareholder for federal income tax purposes. If a shareholder holds Selling Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account. Further, shareholders of RiverSource Tax-Exempt Money Market Fund, which distributes tax-exempt dividends, can expect to receive taxable distributions, and not tax-exempt income, following the Fund's Reorganization into RiverSource Government Money Market Fund.

The tax basis and holding period of the shareholders' Selling Fund shares are expected to carry over to the shareholders' Reorganization Shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganizations, see the section entitled "Tax Status of the Reorganizations."

FEES AND EXPENSES OF THE FUND

PROPOSAL 1. REORGANIZATION OF RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND INTO RIVERSOURCE MID CAP GROWTH FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The tables also show pro forma fees and expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been in effect at the beginning of the most recent fiscal year. You may qualify for sales charge discounts on Class A shares of a Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial professional and under "Sales Charges" in Exhibit C of this proxy statement/prospectus and under "Class A -- Calculation of the Sales Charge" in the Fund's Statement of Additional Information (SAI).

Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The tables have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this proxy statement/prospectus, a Fund's net assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this proxy statement/prospectus, could be higher or lower than are expressed in the fee and expense table below. The commitment by RiverSource Investments, LLC ("RiverSource Investments", "investment manager" or "manager") and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

The fees and expenses below exclude the costs of this Reorganization, because these will be paid for by the investment manager and its affiliates.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (ACTUAL) (SELLING                              CLASS I, R2,
FUND)                                                           CLASS A  CLASS B  CLASS C   R3, R4, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
RIVERSOURCE MID CAP GROWTH FUND (ACTUAL) (BUYING FUND)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
RIVERSOURCE MID CAP GROWTH FUND (PRO FORMA COMBINED)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None


(a) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
(ACTUAL) (SELLING FUND)                             CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(a)*                                  0.84%    0.84%    0.84%    0.84%     0.84%     0.84%     0.84%     0.84%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                                    0.56%    0.59%    0.57%    0.14%     0.43%     0.36%     0.45%     0.17%
Total annual fund operating expenses                 1.65%    2.43%    2.41%    0.98%     1.77%     1.45%     1.29%     1.01%
Fee waiver/expense reimbursement                     0.42%    0.42%    0.42%    0.20%     0.19%     0.12%     0.21%     0.18%
Total annual (net) fund operating expenses(c)        1.23%    2.01%    1.99%    0.78%     1.58%     1.33%     1.08%     0.83%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) (CONTINUED)

RIVERSOURCE MID CAP GROWTH FUND (ACTUAL)
(BUYING FUND)                                       CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(d)*                                  0.78%    0.78%    0.78%    0.78%     0.78%     0.78%     0.78%     0.78%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                                    0.37%    0.40%    0.37%    0.11%     0.41%     0.41%     0.41%     0.16%
Total annual fund operating expenses                 1.40%    2.18%    2.15%    0.89%     1.69%     1.44%     1.19%     0.94%


RIVERSOURCE MID CAP GROWTH FUND
(PRO FORMA COMBINED)                                CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(d)*                                  0.78%    0.78%    0.78%    0.78%     0.78%     0.78%     0.78%     0.78%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                                    0.44%    0.48%    0.44%    0.11%     0.41%     0.41%     0.41%     0.16%
Total annual fund operating expenses                 1.47%    2.26%    2.22%    0.89%     1.69%     1.44%     1.19%     0.94%
Fee waiver/expense reimbursement                     0.11%    0.12%    0.10%    0.00%     0.00%     0.00%     0.00%     0.00%
Total annual (net) fund operating expenses(e)        1.36%    2.14%    2.12%    0.89%     1.69%     1.44%     1.19%     0.94%


(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which RiverSource Partners Aggressive Growth Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index.
(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2, Class R3 and Class
    R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds' fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. Other expenses for Class R2, Class R3 and Class R5 are based on estimated amounts for the current fiscal year.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of RiverSource Partners Aggressive Growth Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.28% for Class A, 2.06% for Class B, 2.04% for Class C, 0.83% for Class I, 1.63% for Class R2, 1.38% for Class R3,1.13% for Class R4 and 0.88% for Class R5.
(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for the most recent fiscal year. The index against which RiverSource Mid Cap Growth Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index.
(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for at least one year following the Reorganization date, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) before giving effect to any performance incentive adjustment, will not exceed 1.28% for Class A, 2.06% for Class B, 2.04% for Class C, 0.83% for Class I, 1.63% for Class R2, 1.38% for Class R3, 1.13% for Class R4 and 0.88% for Class R5.
 * The performance incentive adjustment agreements for the Selling Fund and the Buying Fund are structured identically and are computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc., as noted above. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Merger SAI.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any contractual fee waiver/expense reimbursement that is reflected in these examples for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (ACTUAL) (SELLING
FUND)                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $693    $1,027   $1,384   $2,389
Class B                                                            $704(b) $1,018(b)$1,459(b)$2,545(c)
Class C                                                            $302(b) $  712   $1,249   $2,719
Class I                                                            $ 80    $  292   $  523   $1,188
Class R2                                                           $161    $  539   $  943   $2,073
Class R3                                                           $135    $  447   $  782   $1,730
Class R4                                                           $110    $  389   $  688   $1,543
Class R5                                                           $ 85    $  304   $  541   $1,225


RIVERSOURCE MID CAP GROWTH FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $709    $  993   $1,298   $2,163
Class B                                                            $721(b) $  982(b)$1,370(b)$2,320(c)
Class C                                                            $318(b) $  673   $1,155   $2,487
Class I                                                            $ 91    $  284   $  494   $1,100
Class R2                                                           $172    $  533   $  919   $2,003
Class R3                                                           $147    $  456   $  788   $1,729
Class R4                                                           $121    $  378   $  655   $1,448
Class R5                                                           $ 96    $  300   $  521   $1,159


RIVERSOURCE MID CAP GROWTH FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $706    $1,003   $1,323   $2,227
Class B                                                            $717(b) $  995(b)$1,400(b)$2,391(c)
Class C                                                            $315(b) $  685   $1,182   $2,551
Class I                                                            $ 91    $  284   $  494   $1,100
Class R2                                                           $172    $  533   $  919   $2,003
Class R3                                                           $147    $  456   $  788   $1,729
Class R4                                                           $121    $  378   $  655   $1,448
Class R5                                                           $ 96    $  300   $  521   $1,159


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (ACTUAL) (SELLING
FUND)                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $204     $718    $1,259   $2,545(a)
Class C                                                            $202     $712    $1,249   $2,719


RIVERSOURCE MID CAP GROWTH FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $221     $682    $1,170   $2,320(a)
Class C                                                            $218     $673    $1,155   $2,487


RIVERSOURCE MID CAP GROWTH FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $217     $695    $1,200   $2,391(a)
Class C                                                            $215     $685    $1,182   $2,551


(a) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was the following percentage of the average value of the Fund's portfolio:

FUND                                                       PERCENTAGE OF THE AVERAGE VALUE OF THE FUND'S PORTFOLIO
RiverSource Partners Aggressive Growth Fund                                          179%
RiverSource Mid Cap Growth Fund                                                      126%

PROPOSAL 2. REORGANIZATION OF RIVERSOURCE PARTNERS SELECT VALUE FUND INTO RIVERSOURCE MID CAP
VALUE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The tables also show pro forma fees and expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been in effect at the beginning of the most recent fiscal year. You may qualify for sales charge discounts on Class A shares of a Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial professional and under "Sales Charges" in Exhibit C of this proxy statement/prospectus and under "Class A -- Calculation of the Sales Charge" in the Fund's Statement of Additional Information (SAI).

Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The tables have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this proxy statement/prospectus, a Fund's net assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this proxy statement/prospectus, could be higher or lower than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

The fees and expenses below exclude the costs of this Reorganization, because these will be paid for by the investment manager and its affiliates.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

RIVERSOURCE PARTNERS SELECT VALUE FUND (ACTUAL) (SELLING FUND)  CLASS A  CLASS B  CLASS C  CLASS I, R4
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
RIVERSOURCE MID CAP VALUE FUND (ACTUAL) (BUYING FUND)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
RIVERSOURCE MID CAP VALUE FUND (PRO FORMA COMBINED)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None


(a) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

RIVERSOURCE PARTNERS SELECT VALUE FUND (ACTUAL)
(SELLING FUND)                                      CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(a)*                                  0.88%    0.88%    0.88%    0.88%     0.88%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(b)                                    0.63%    0.64%    0.64%    0.28%     0.63%
Total annual fund operating expenses                 1.76%    2.52%    2.52%    1.16%     1.51%
Fee waiver/expense reimbursement                     0.38%    0.37%    0.38%    0.23%     0.28%
Total annual (net) fund operating expenses(c)        1.38%    2.15%    2.14%    0.93%     1.23%


RIVERSOURCE MID CAP VALUE FUND (ACTUAL) (BUYING
FUND)                                               CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(d)*                                  0.57%    0.57%    0.57%    0.57%     0.57%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(b)                                    0.37%    0.39%    0.38%    0.10%     0.40%
Total annual fund operating expenses                 1.19%    1.96%    1.95%    0.67%     0.97%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) (CONTINUED)

RIVERSOURCE MID CAP VALUE FUND
(PRO FORMA COMBINED)                                        CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(d)*                                          0.57%    0.57%    0.57%    0.57%     0.57%
Distribution and/or service (12b-1) fees                     0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(b)                                            0.38%    0.41%    0.39%    0.10%     0.40%
Total annual fund operating expenses(e)                      1.20%    1.98%    1.96%    0.67%     0.97%


(a) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.10% for the most recent fiscal year. The index against which RiverSource Partners Select Value Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Value Funds Index.
(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds' fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of RiverSource Partners Select Value Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.28% for Class A, 2.05% for Class B, 2.04% for Class C, 0.83% for Class I and 1.13% for Class R4.
(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.12% for the most recent fiscal year. The index against which RiverSource Mid Cap Value Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Value Funds Index.
(e) Pending approval by shareholders of the proposed Reorganization, the investment manager and its affiliates have agreed to waive certain fees and expenses for one year following the effective date of the merger based on the least of (i) the Buying Fund's expense ratio (before giving effect to any performance incentive adjustment) as of its fiscal year-end on September 30, 2009 which was 1.31% for Class A, 2.08% for Class B, 2.07% for Class C, 0.79% for Class I, and 1.09% for Class R4; or (ii) the Buying Fund's expense cap based on application of the Buying Fund's Board's pricing philosophy, including the assets of both the Buying Fund and the Selling Fund. See "Reasons for the Proposed Reorganizations and Board Deliberations" for more information.
 * The performance incentive adjustment agreements for the Selling Fund and the Buying Fund are structured identically and are computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc., as noted above. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Merger SAI.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any contractual fee waiver/expense reimbursement that is reflected in these examples for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE PARTNERS SELECT VALUE FUND (ACTUAL) (SELLING FUND)    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $707    $1,063   $1,442   $2,504
Class B                                                            $718(b) $1,050(b)$1,508(b)$2,645(c)
Class C                                                            $317(b) $  749   $1,307   $2,832
Class I                                                            $ 95    $  346   $  617   $1,393
Class R4                                                           $125    $  450   $  798   $1,783


RIVERSOURCE MID CAP VALUE FUND (ACTUAL) (BUYING FUND)             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $689    $  931   $1,193   $1,940
Class B                                                            $699(b) $  916(b)$1,258(b)$2,090(c)
Class C                                                            $298(b) $  613   $1,053   $2,280
Class I                                                            $ 68    $  215   $  374   $  838
Class R4                                                           $ 99    $  309   $  537   $1,194


RIVERSOURCE MID CAP VALUE FUND (PRO FORMA COMBINED)               1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $690    $  934   $1,198   $1,951
Class B                                                            $701(b) $  922(b)$1,268(b)$2,109(c)
Class C                                                            $299(b) $  616   $1,058   $2,290
Class I                                                            $ 68    $  215   $  374   $  838
Class R4                                                           $ 99    $  309   $  537   $1,194


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE PARTNERS SELECT VALUE FUND (ACTUAL) (SELLING FUND)    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $218     $750    $1,308   $2,645(a)
Class C                                                            $217     $749    $1,307   $2,832


RIVERSOURCE MID CAP VALUE FUND (ACTUAL) (BUYING FUND)             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $199     $616    $1,058   $2,090(a)
Class C                                                            $198     $613    $1,053   $2,280


RIVERSOURCE MID CAP VALUE FUND (PRO FORMA COMBINED)               1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $201     $622    $1,068   $2,109(a)
Class C                                                            $199     $616    $1,058   $2,290


(a) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was the following percentage of the average value of the Fund's portfolio:

FUND                                                       PERCENTAGE OF THE AVERAGE VALUE OF THE FUND'S PORTFOLIO
RiverSource Partners Select Value Fund                                               118%
RiverSource Mid Cap Value Fund                                                        42%

PROPOSAL 3. REORGANIZATION OF RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND INTO SELIGMAN SMALLER-CAP VALUE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The tables also show pro forma fees and expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been in effect at the beginning of the most recent fiscal year. You may qualify for sales charge discounts on Class A shares of a Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial professional and under "Sales Charges" in Exhibit C of this proxy statement/prospectus and under "Class A -- Calculation of the Sales Charge" in the Fund's Statement of Additional Information (SAI).

Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The tables have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this proxy statement/prospectus, a Fund's net assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this proxy statement/prospectus, could be higher or lower than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

The fees and expenses below exclude the costs of this Reorganization, because these will be paid for by the investment manager and its affiliates.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND(ACTUAL) (SELLING
FUND)                                                           CLASS A  CLASS B  CLASS C  CLASS I, R4
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING FUND)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA COMBINED)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None


(a) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
(ACTUAL) (SELLING FUND)                             CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(a)                                   0.92%    0.92%    0.92%    0.92%     0.92%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(b)                                    0.59%    0.61%    0.60%    0.25%     0.55%
Total annual fund operating expenses                 1.76%    2.53%    2.52%    1.17%     1.47%
Fee waiver/expense reimbursement                     0.48%    0.48%    0.48%    0.34%     0.34%
Total annual (net) fund operating expenses(c)        1.28%    2.05%    2.04%    0.83%     1.13%
Acquired fund fees and expenses(d)                   0.02%    0.02%    0.02%    0.02%     0.02%
Total fund and acquired fund fees and expenses(d)    1.30%    2.07%    2.06%    0.85%     1.15%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) (CONTINUED)

SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING
FUND)                                               CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees                                      0.94%    0.94%    0.94%    0.94%     0.94%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(e)                                    0.61%    0.64%    0.62%    0.21%     0.51%
Total annual fund operating expenses                 1.80%    2.58%    2.56%    1.15%     1.45%
Fee waiver/expense reimbursement                     0.47%    0.48%    0.47%    0.27%     0.27%
Total annual (net) fund operating expenses(f)        1.33%    2.10%    2.09%    0.88%     1.18%


SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA
COMBINED)                                           CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees                                      0.94%    0.94%    0.94%    0.94%     0.94%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(e)                                    0.59%    0.62%    0.63%    0.21%     0.51%
Total annual fund operating expenses                 1.78%    2.56%    2.57%    1.15%     1.45%
Fee waiver/expense reimbursement                     0.45%    0.46%    0.48%    0.27%     0.27%
Total annual (net) fund operating expenses(f)(g)     1.33%    2.10%    2.09%    0.88%     1.18%


(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which RiverSource Partners Small Cap Equity Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Fund's Merger SAI.
(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other non-advisory expenses and a plan administration services fee (for Class R4).
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of RiverSource Partners Small Cap Equity Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I and 1.18% for Class R4.
(d) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.
(e) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds' fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 11, 2010, unless sooner terminated at the discretion of Seligman Smaller-Cap Value Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I and 1.18% for Class R4. Pending approval by shareholders of the proposed Reorganization, this agreement will be replaced by the agreement discussed in footnote (g) below.
(g) Pending approval by shareholders of the proposed Reorganization, the investment manager and its affiliates have agreed to waive certain fees and expenses for one year following the effective date of the merger based on the least of (i) the Buying Fund's expense ratio (before giving effect to any performance incentive adjustment) as of its fiscal year-end on December 31, 2009; (ii) the Buying Fund's expense cap based on application of the Buying Fund's Board's pricing philosophy, including the assets of both the Buying Fund and the Selling Fund (see "Reasons for the Proposed Reorganizations and Board Deliberations" for more information); or (iii) the Selling Fund's current expense cap commitment pursuant to which net fund expenses (excluding fees and expenses of acquired funds) before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I, and 1.18% for Class R4.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any contractual fee waiver/expense reimbursement that is reflected in these examples for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (ACTUAL) (SELLING
FUND)                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $700    $1,059   $1,443   $2,517
Class B                                                            $710(b) $1,048(b)$1,513(b)$2,664(c)
Class C                                                            $309(b) $  745   $1,308   $2,844
Class I                                                            $ 87    $  344   $  623   $1,418
Class R4                                                           $117    $  438   $  782   $1,756



SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $703    $1,066   $1,454   $2,538
Class B                                                            $713(b) $1,057(b)$1,528(b)$2,692(c)
Class C                                                            $312(b) $  752   $1,319   $2,864
Class I                                                            $ 90    $  339   $  608   $1,378
Class R4                                                           $120    $  432   $  768   $1,717


SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $703    $1,062   $1,445   $2,519
Class B                                                            $713(b) $1,053(b)$1,520(b)$2,673(c)
Class C                                                            $312(b) $  754   $1,323   $2,874
Class I                                                            $ 90    $  339   $  608   $1,378
Class R4                                                           $120    $  432   $  768   $1,717


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (ACTUAL) (SELLING
FUND)                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $210     $748    $1,313   $2,664(a)
Class C                                                            $209     $745    $1,308   $2,844


SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $213     $757    $1,328   $2,692(a)
Class C                                                            $212     $752    $1,319   $2,864


SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $213     $753    $1,320   $2,673(a)
Class C                                                            $212     $754    $1,323   $2,874


(a) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was the following percentage of the average value of the Fund's portfolio:

FUND                                                       PERCENTAGE OF THE AVERAGE VALUE OF THE FUND'S PORTFOLIO
RiverSource Partners Small Cap Equity Fund                                           67%
Seligman Smaller-Cap Value Fund                                                      16%

PROPOSAL 4. REORGANIZATION OF RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND INTO SELIGMAN FRONTIER FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The tables also show pro forma fees and expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been in effect at the beginning of the most recent fiscal year. You may qualify for sales charge discounts on Class A shares of a Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial professional and under "Sales Charges" in Exhibit C of this proxy statement/prospectus and under "Class A -- Calculation of the Sales Charge" in the Fund's Statement of Additional Information (SAI).

Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The tables have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this proxy statement/prospectus, a Fund's net assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this proxy statement/prospectus, could be higher or lower than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

The fees and expenses below exclude the costs of this Reorganization, because these will be paid for by the investment manager and its affiliates.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (ACTUAL) (SELLING                               CLASS I, R2,
FUND)                                                           CLASS A  CLASS B  CLASS C   R3, R4, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
SELIGMAN FRONTIER FUND (ACTUAL) (BUYING FUND)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None
SELIGMAN FRONTIER FUND (PRO FORMA COMBINED)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(a)    5%       1%       None


(a) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND
(ACTUAL) (SELLING FUND)                             CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(a)                                   0.94%    0.94%    0.94%    0.94%     0.94%     0.94%     0.94%     0.94%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                                    0.82%    0.83%    0.83%    0.40%     0.70%     0.72%     0.70%     0.46%
Total annual fund operating expenses                 2.01%    2.77%    2.77%    1.34%     2.14%     1.91%     1.64%     1.40%
Fee waiver/expense reimbursement                     0.48%    0.46%    0.47%    0.26%     0.26%     0.28%     0.26%     0.27%
Total annual (net) fund operating expenses(c)        1.53%    2.31%    2.30%    1.08%     1.88%     1.63%     1.38%     1.13%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) (CONTINUED)

SELIGMAN FRONTIER FUND (ACTUAL) (BUYING FUND)       CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees                                      0.89%    0.89%    0.89%    0.89%     0.89%     0.89%     0.89%     0.89%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                                    1.16%    1.19%    1.17%    0.72%     1.02%     1.02%     1.02%     0.77%
Total annual fund operating expenses                 2.30%    3.08%    3.06%    1.61%     2.41%     2.16%     1.91%     1.66%
Fee waiver/expense reimbursement                     0.79%    0.79%    0.78%    0.55%     0.55%     0.55%     0.55%     0.55%
Total annual (net) fund operating expenses(d)        1.51%    2.29%    2.28%    1.06%     1.86%     1.61%     1.36%     1.11%


SELIGMAN FRONTIER FUND (PRO FORMA COMBINED)         CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees                                      0.89%    0.89%    0.89%    0.89%     0.89%     0.89%     0.89%     0.89%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                                    1.19%    1.21%    1.20%    0.72%     1.02%     1.02%     1.02%     0.77%
Total annual fund operating expenses                 2.33%    3.10%    3.09%    1.61%     2.41%     2.16%     1.91%     1.66%
Fee waiver/expense reimbursement                     0.82%    0.81%    0.81%    0.55%     0.55%     0.55%     0.55%     0.55%
Total annual (net) fund operating expenses(d)        1.51%    2.29%    2.28%    1.06%     1.86%     1.61%     1.36%     1.11%


(a) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.02% for the most recent fiscal year. The index against which RiverSource Partners Small Cap Growth Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Fund's Merger SAI.
(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2, Class R3 and Class
    R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds' fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2010, unless sooner terminated at the discretion of RiverSource Partners Small Cap Growth Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.51% for Class A, 2.29% for Class B, 2.28% for Class C, 1.06% for Class I, 1.86% for Class R2, 1.61% for Class R3, 1.36% for Class R4 and 1.11% for Class R5.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2010, unless sooner terminated at the discretion of Seligman Frontier Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.51% for Class A, 2.29% for Class B, 2.28% for Class C, 1.06% for Class I, 1.86% for Class R2, 1.61% for Class R3, 1.36% for Class R4 and 1.11% for Class R5.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any contractual fee waiver/expense reimbursement that is reflected in these examples for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (ACTUAL) (SELLING
FUND)                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $722    $1,126   $1,555   $2,747
Class B                                                            $734(b) $1,116(b)$1,625(b)$2,887(c)
Class C                                                            $333(b) $  815   $1,424   $3,069
Class I                                                            $110    $  399   $  710   $1,595
Class R2                                                           $191    $  645   $1,126   $2,457
Class R3                                                           $166    $  573   $1,007   $2,215
Class R4                                                           $140    $  492   $  868   $1,927
Class R5                                                           $115    $  417   $  741   $1,662



SELIGMAN FRONTIER FUND (ACTUAL) (BUYING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $720    $1,181   $1,668   $3,006
Class B                                                            $732(b) $1,177(b)$1,748(b)$3,158(c)
Class C                                                            $331(b) $  872   $1,539   $3,323
Class I                                                            $108    $  455   $  825   $1,870
Class R2                                                           $189    $  699   $1,237   $2,709
Class R3                                                           $164    $  623   $1,110   $2,455
Class R4                                                           $138    $  547   $  982   $2,193
Class R5                                                           $113    $  470   $  852   $1,925


SELIGMAN FRONTIER FUND (PRO FORMA COMBINED)                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $720    $1,187   $1,680   $3,033
Class B                                                            $732(b) $1,181(b)$1,756(b)$3,178(b)
Class C                                                            $331(b) $  878   $1,551   $3,349
Class I                                                            $108    $  455   $  825   $1,870
Class R2                                                           $189    $  699   $1,237   $2,709
Class R3                                                           $164    $  623   $1,110   $2,455
Class R4                                                           $138    $  547   $  982   $2,193
Class R5                                                           $113    $  470   $  852   $1,925


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (ACTUAL) (SELLING
FUND)                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $234     $816    $1,425   $2,887(a)
Class C                                                            $233     $815    $1,424   $3,069


SELIGMAN FRONTIER FUND (ACTUAL) (BUYING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $232     $877    $1,548   $3,158(a)
Class C                                                            $231     $872    $1,539   $3,323


SELIGMAN FRONTIER FUND (PRO FORMA COMBINED)                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $232     $881    $1,556   $3,178(a)
Class C                                                            $231     $878    $1,551   $3,349


(a) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was the following percentage of the average value of the Fund's portfolio:

FUND                                                       PERCENTAGE OF THE AVERAGE VALUE OF THE FUND'S PORTFOLIO
RiverSource Partners Small Cap Growth Fund                                           133%
Seligman Frontier Fund                                                               162%

PROPOSAL 5. REORGANIZATION OF SELIGMAN GLOBAL SMALLER COMPANIES FUND INTO RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The tables also show pro forma fees and expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been in effect at the beginning of the most recent fiscal year. You may qualify for sales charge discounts on Class A shares of a Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial professional and under "Sales Charges" in Exhibit C of this proxy statement/prospectus and under "Class A -- Calculation of the Sales Charge" in the Fund's Statement of Additional Information (SAI).

Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The tables have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this proxy statement/prospectus, a Fund's net assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this proxy statement/prospectus, could be higher or lower than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

The fees and expenses below exclude the costs of this Reorganization, because these will be paid for by the investment manager and its affiliates.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELIGMAN GLOBAL SMALLER COMPANIES FUND (ACTUAL) (SELLING
FUND)                                                          CLASS A  CLASS B  CLASS C  CLASS R2, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                             5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)          None(a)    5%       1%       None
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (ACTUAL)
  (BUYING FUND)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                             5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)          None(a)    5%       1%       None
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND(PRO FORMA
  COMBINED)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                             5.75%     None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)          None(a)    5%       1%       None


(a) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

SELIGMAN GLOBAL SMALLER COMPANIES FUND (ACTUAL)
(SELLING FUND)                                      CLASS A  CLASS B  CLASS C  CLASS R2  CLASS R5
Management fees                                      0.95%    0.95%    0.95%     0.95%     0.95%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%     0.50%     0.00%
Other expenses(a)                                    0.85%    0.88%    0.86%     0.77%     0.52%
Total annual fund operating expenses                 2.05%    2.83%    2.81%     2.22%     1.47%
Acquired fund fees and expenses(b)                   0.02%    0.02%    0.02%     0.02%     0.02%
Total fund and acquired fund fees and expenses(b)    2.07%    2.85%    2.83%     2.24%     1.49%
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
  (ACTUAL) (BUYING FUND)
Management fees(c)                                   1.02%    1.02%    1.02%     1.02%     1.02%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%     0.50%     0.00%
Other expenses(d)                                    1.19%    1.22%    1.22%     0.95%     0.70%
Total annual fund operating expenses                 2.46%    3.24%    3.24%     2.47%     1.72%
Fee waiver/expense reimbursement                     0.81%    0.81%    0.83%     0.47%     0.47%
Total annual (net) fund operating expenses(e)        1.65%    2.43%    2.41%     2.00%     1.25%



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) (CONTINUED)

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
(PRO FORMA COMBINED)                                CLASS A  CLASS B  CLASS C  CLASS R2  CLASS R5
Management fees(c)                                   1.02%    1.02%    1.02%     1.02%     1.02%
Distribution and/or service (12b-1) fees             0.25%    1.00%    1.00%     0.50%     0.00%
Other expenses(d)                                    1.12%    1.15%    1.13%     0.94%     0.69%
Total annual fund operating expenses                 2.39%    3.17%    3.15%     2.46%     1.71%
Fee waiver/expense reimbursement                     0.74%    0.74%    0.74%     0.46%     0.46%
Total annual (net) fund operating expenses(e)        1.65%    2.43%    2.41%     2.00%     1.25%


(a) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administrative services fee (for Class R2).
(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds, (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.
(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.10% for the most recent fiscal year. The index against which RiverSource Partners International Small Cap Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper International Small-Cap Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Fund's Merger SAI.
(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds' fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. Other expenses for Class R2 and Class R5 are based on estimated amounts for the current fiscal year.
(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2010, unless sooner terminated at the discretion of RiverSource Partners International Small Cap Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.75% for Class A, 2.53% for Class B, 2.51% for Class C, 2.10% for Class R2 and 1.35% for Class R5.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any contractual fee waiver/expense reimbursement that is reflected in these examples for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN GLOBAL SMALLER COMPANIES FUND (ACTUAL) (SELLING FUND)    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $773    $1,187   $1,625   $2,842
Class B                                                            $788(b) $1,183(b)$1,704(b)$2,994(c)
Class C                                                            $386(b) $  877   $1,194   $3,160
Class R2                                                           $227    $  701   $1,201   $2,579
Class R5                                                           $152    $  471   $  814   $1,785


RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (ACTUAL)
(BUYING FUND)                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $733    $1,225   $1,742   $3,157
Class B                                                            $746(b) $1,223(b)$1,824(b)$3,308(c)
Class C                                                            $344(b) $  921   $1,622   $3,486
Class R2                                                           $203    $  725   $1,274   $2,775
Class R5                                                           $127    $  496   $  890   $1,996


RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (PRO FORMA
COMBINED)                                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $733    $1,211   $1,715   $3,096
Class B                                                            $746(b) $1,209(b)$1,796(b)$3,247(c)
Class C                                                            $344(b) $  903   $1,586   $3,410
Class R2                                                           $203    $  723   $1,270   $2,766
Class R5                                                           $127    $  494   $  886   $1,986


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN GLOBAL SMALLER COMPANIES FUND (ACTUAL) (SELLING FUND)    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $288     $883    $1,504   $2,994(a)
Class C                                                            $286     $877    $1,194   $3,160


RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (ACTUAL)
(BUYING FUND)                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $246     $923    $1,624   $3,308(a)
Class C                                                            $244     $921    $1,622   $3,486


RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (PRO FORMA
COMBINED)                                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $246     $909    $1,596   $3,247(a)
Class C                                                            $244     $903    $1,586   $3,410


(a) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was the following percentage of the average value of the Fund's portfolio:

FUND                                                       PERCENTAGE OF THE AVERAGE VALUE OF THE FUND'S PORTFOLIO
Seligman Global Smaller Companies Fund                                               140%
RiverSource Partners International Small Cap Fund                                    174%

PROPOSAL 6. REORGANIZATION OF RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND INTO RIVERSOURCE GOVERNMENT MONEY MARKET FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The tables also show pro forma fees and expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been in effect at the beginning of the most recent fiscal year. For purposes of comparison, the single class of shares of RiverSource Tax-Exempt Money Market Fund is referred to as Class A shares.

Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The tables have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this proxy statement/prospectus, a Fund's net assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this proxy statement/prospectus, could be higher or lower than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

The fees and expenses below exclude the costs of this Reorganization, because these will be paid for by the investment manager and its affiliates.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (ACTUAL) (SELLING FUND)                 CLASS A
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                              None
Maximum deferred sales charge (load) imposed on sales (as a percentage of
offering price at time of purchase)                                                 None
RIVERSOURCE GOVERNMENT MONEY MARKET FUND (ACTUAL) (BUYING FUND)                  CLASS A
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                              None
Maximum deferred sales charge (load) imposed on sales (as a percentage of
offering price at time of purchase)                                                 None
RIVERSOURCE GOVERNMENT MONEY MARKET FUND (PRO FORMA COMBINED)                    CLASS A
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                              None
Maximum deferred sales charge (load) imposed on sales (as a percentage of
offering price at time of purchase)                                                 None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                        RIVERSOURCE              RIVERSOURCE            RIVERSOURCE
                                                      TAX-EXEMPT MONEY        GOVERNMENT MONEY        GOVERNMENT MONEY
                                                   MARKET FUND - CLASS A    MARKET FUND - CLASS A  MARKET FUND - CLASS A
                                                  (ACTUAL) (SELLING FUND)  (ACTUAL) (BUYING FUND)   (PRO FORMA COMBINED)
Management fees                                            0.33%                    0.33%                  0.33%
Distribution and/or service (12b-1) fees                   0.10%                    0.25%(a)               0.25%(a)
Other expenses(b)                                          0.25%                    0.38%                  0.33%
Total annual fund operating expenses                       0.68%                    0.96%                  0.91%
Fee waiver/expense reimbursement                           0.00%                    0.30%(a)               0.25%(a)
Total annual (net) fund operating expenses                 0.68%                    0.66%                  0.66%(c)


(a) The distributor has currently agreed not to be reimbursed by RiverSource Government Money Market Fund for distribution (12b-1) fees equal to 0.15% of the stated amount for Class A. This waiver is reflected under "Fee waiver/expense reimbursement" in the table. Any amount of the distribution (12b-1) fees not paid as reimbursement to or collected by the distributor will not be paid or reimbursed by RiverSource Government Money Market Fund.
(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of RiverSource Government Money Market Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.66% for Class A.

From time to time, the investment manager and its affiliates may waive or absorb expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund's positive net yield. The Fund's yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any contractual fee waiver/expense reimbursement that is reflected in these examples for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (ACTUAL) (SELLING
FUND) CLASS A                                                    $69      $218      $379     $  850
RIVERSOURCE GOVERNMENT MONEY MARKET FUND (ACTUAL) (BUYING
FUND) CLASS A                                                    $67      $276      $503     $1,155
RIVERSOURCE GOVERNMENT MONEY MARKET FUND (PRO FORMA
COMBINED) CLASS A                                                $67      $265      $480     $1,101


You would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated.

PROPOSAL 1. REORGANIZATION OF RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND INTO RIVERSOURCE MID CAP GROWTH FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment manager.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer the same classes of shares: A, B, C, I, R2, R3, R4 and R5.

- Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds seek growth of capital. Both Funds are intended for long-term investors and are not intended as short-term trading vehicle. Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Partners Aggressive Growth Fund seeks to provide shareholders with long-term capital growth.

          BUYING FUND: RiverSource Mid Cap Growth Fund seeks to provide shareholders with growth of capital.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

The Selling Fund and the Buying Fund have similar principal investment strategies. Both Funds primarily invest in equity securities of medium sized companies whose market capitalization at the time of purchase falls within the range of the Russell Midcap(R) Growth Index. The Buying Fund has a policy of investing at least 80% of its net assets at the time of purchase in equity securities of medium sized companies, while the Selling Fund does not have this restriction. The Buying Fund will provide shareholders with at least 60 days' notice of any change to the 80% policy. In addition to medium sized companies both Funds may invest in companies of any size or capitalization, but the Buying Fund limits these investments to 20% of the Fund's net assets.

Although RiverSource Investments serves as investment manager of both Funds, the Selling Fund was, until Nov. 6, 2009, subadvised by American Century Investment Management, Inc. (American Century) and Turner Investment Partners, Inc. (Turner). The Selling Fund's Board of Directors terminated the subadvisory contracts of American Century and Turner for managing the Selling Fund's portfolio. Since Nov. 6, 2009, RiverSource Investments has solely managed the Selling Fund.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:


--------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
(SELLING FUND)                                 RIVERSOURCE MID CAP GROWTH FUND (BUYING FUND)
--------------------------------------------------------------------------------------------
Under normal market conditions, the Fund's     Under normal market conditions, the Fund will
net assets, including the amount of any        invest at least 80% of its net assets at the
borrowings for investment purposes, are        time of purchase in the common stocks of mid-
invested primarily in equity securities of     capitalization companies. The Fund will
medium-sized U.S. companies. Medium-sized      provide shareholders with at least 60 days'
companies are those whose market               notice of any change in the 80% policy. The
capitalization at the time of purchase falls   investment manager defines mid-cap companies
within the range of the Russell Midcap(R)      as those whose market capitalization (number
Growth Index. Although it invests primarily    of shares outstanding multiplied by the share
in medium-sized companies, the Fund may also   price) falls within the range of the
invest in companies of any size or             companies that comprise the Russell Midcap(R)
capitalization. Up to 25% of the Fund's net    Growth Index (the Index). The market
assets may be invested in foreign investments  capitalization of the companies included within the Index was $250 million to $16.27
                                               billion as of Nov. 30, 2009. Over time, the
                                               capitalizations of the companies in the Index
                                               will change. As they do, the size of the
                                               companies in which the Fund invests may
                                               change. As long as an investment continues to
                                               meet the Fund's other investment criteria,
                                               the Fund may choose to continue to hold a
                                               stock even if the company's market
                                               capitalization grows beyond the largest
                                               market capitalization of a company within the
                                               Index or falls below the market
                                               capitalization of the smallest company within
                                               the Index.

--------------------------------------------------------------------------------------------

In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

In pursuit of the Fund's objective, the investment manager chooses equity investments by, among other things:

- Analyzing a company's:

  - management's track record;

  - financial strength;

  - growth potential (on average, a company's expected ability to generate future earnings growth of at least 15% per year); and

  - competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

- Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 29.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Selling Fund and the Buying Fund have identical fundamental investment policies. Neither of the Funds will:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

- Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

- Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

- Invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 29.

COMPARISON OF NONFUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Both Funds are also subject to the following nonfundamental policies:

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

- Up to 25% of the Fund's net assets may be invested in foreign investments.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 29.

COMPARISON OF PRINCIPAL RISK FACTORS

The principal investment risks associated with the Selling Fund and the Buying Fund are substantially similar because the Funds have similar investment objectives, principal investment strategies and investment policies. With respect to investment policies, although the Buying Fund is required to invest 80% of its net assets in equity securities of medium-sized companies and the Selling Fund does not have this investment requirement, which may present the increased risk of investing in mid-sized companies for the Buying Fund, currently both Funds have approximately the same exposure to investments in mid-sized companies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. The Funds are subject to the principal investment risks described below.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to recognized measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Partners Aggressive Growth Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Mid Cap Growth Fund. Inception date for Class R2, Class R3 and Class R5 is expected to be in the first quarter of 2010 and therefore performance information for these classes is not shown. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B and Class C;

- no sales charge for Class I, Class R2, Class R3, Class R4 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



    RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
                   (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                 +12.56%   +9.42%    +7.61%    +31.38%   -48.63%   +31.33%

                                                  2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +19.10% (quarter ended Sept. 30, 2009) and the lowest return for a calendar quarter was -27.21% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +31.33%.

   RIVERSOURCE MID CAP GROWTH FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         -5.66%    -12.65%   -13.78%   +22.99%   +9.47%    +9.88%    -0.23%    +14.04%   -44.67%   +62.52%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -28.29% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +62.52%.

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                           SINCE                    SINCE
                                                                         INCEPTION     SINCE      INCEPTION
                                                                        (CLASSES A,  INCEPTION  (CLASSES R2,
                                                                         B, C & R4)  (CLASS I)    R3 & R5)
                                                       1 YEAR  5 YEARS   (4/24/03)    (3/4/04)   (12/11/06)
RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND:
  Class A
    Return before taxes                               +23.77%   -0.33%     +6.42%         N/A         N/A
    Return after taxes on distributions               +23.77%   -0.54%     +5.98%         N/A         N/A
    Return after taxes on distributions and sale of
    fund shares                                       +15.45%   -0.34%     +5.36%         N/A         N/A
  Class B
    Return before taxes                               +25.31%   -0.32%     +6.55%         N/A         N/A
  Class C
    Return before taxes                               +29.50%   +0.10%     +6.57%         N/A         N/A
  Class I
    Return before taxes                               +31.94%   +1.25%        N/A      +2.10%         N/A
  Class R2
    Return before taxes                               +30.74%      N/A        N/A         N/A      -4.71%
  Class R3
    Return before taxes                               +31.23%      N/A        N/A         N/A      -4.37%
  Class R4
    Return before taxes                               +31.59%   +1.12%     +7.64%         N/A         N/A
  Class R5
    Return before taxes                               +31.94%      N/A        N/A         N/A      -4.04%
Russell Midcap Growth Index (reflects no deduction
for fees, expenses or taxes)                          +46.29%   +2.40%     +8.81%      +3.45%      -3.61%
Lipper Mid-Cap Growth Funds Index                     +42.65%   +3.35%    +8.56%()     +4.87%      -1.04%
                                                                                       SINCE        SINCE
                                                                                     INCEPTION    INCEPTION
                                                                                     (CLASS C)    (CLASS I)
                                                       1 YEAR  5 YEARS    10 YEARS   (6/26/00)    (3/4/04)
RIVERSOURCE MID CAP GROWTH FUND:
  Class A
    Return before taxes                               +53.17%   +1.17%     +0.14%         N/A         N/A
    Return after taxes on distributions               +53.17%   -0.28%     -1.09%         N/A         N/A
    Return after taxes on distributions and sale of
    fund shares                                       +34.56%   +0.91%     -0.11%         N/A         N/A
  Class B
    Return before taxes                               +56.42%   +1.33%     -0.05%         N/A         N/A
  Class C
    Return before taxes                               +60.29%   +1.60%        N/A      -0.05%         N/A
  Class I
    Return before taxes                               +63.51%   +2.85%        N/A         N/A      +3.43%
  Class R4
    Return before taxes                               +63.16%   +2.57%     +0.91%         N/A         N/A
Russell Midcap Growth Index (reflects no deduction
for fees, expenses or taxes)                          +46.29%   +2.40%     -0.52%      -1.79%      +3.45%
Lipper Mid-Cap Growth Funds Index                     +42.65%   +3.35%     -1.47%      +0.16%      +4.87%


The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.

PROPOSAL 2. REORGANIZATION OF RIVERSOURCE PARTNERS SELECT VALUE FUND INTO RIVERSOURCE MID CAP VALUE FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment manager.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer classes A, B, C, I and R4 (the Buying Fund also offers classes R2, R3, R5 and W).

- Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds seek to provide shareholders with long-term growth of capital. Both Funds are intended for long-term investors and are not intended as short-term trading vehicle. Because any investment involves risk, there is no assurance, the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Partners Select Value Fund seeks to provide shareholders with long-term growth of capital.

          BUYING FUND: RiverSource Mid Cap Value Fund seeks to provide shareholders with long-term growth of capital.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

The Selling Fund and the Buying Fund have similar principal investment strategies. Both Funds invest primarily in equity securities of medium sized companies whose market capitalization at the time of purchase falls within the range of the Russell Midcap(R) Value Index. The Selling Fund also defines medium sized companies as those with a market capitalization of up to $10 billion. The Buying Fund has a policy of investing at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium sized companies, while the Selling Fund does not have this requirement. The Buying Fund will provide shareholders with at least 60 days' notice of any change to the 80% policy. In addition to medium sized companies both Funds can invest in companies with larger and smaller market capitalization, but the Buying Fund limits these investments and investments in preferreds, convertibles and other debt securities to 20% of the Fund's net assets.

Although RiverSource Investments serves as investment manager of both Funds, the Selling Fund was, until Nov. 6, 2009, subadvised by Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management, L.L.P. (WEDGE). The Selling Fund's Board of Directors terminated the subadvisory contracts of Systematic and WEDGE for managing the Selling Fund's portfolio. Since Nov. 6, 2009, RiverSource Investments has solely managed the Selling Fund.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:


--------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SELECT VALUE FUND
(SELLING FUND)                                 RIVERSOURCE MID CAP VALUE FUND (BUYING FUND)
--------------------------------------------------------------------------------------------
The Fund's assets are primarily invested in    Under normal circumstances, the Fund invests
equity securities of mid-cap companies as      at least 80% of its net assets (including the
well as companies with larger and smaller      amount of any borrowings for investment
market capitalizations. For these purposes,    purposes) in equity securities of medium-
the Fund considers mid-cap companies to be     sized companies. Medium-sized companies are
either those with a market capitalization of   those whose market capitalizations at the
up to $10 billion or those whose market        time of purchase fall within the range of the
capitalization falls within the range of the   Russell Midcap(R) Value Index (the Index).
Russell Midcap(R) Value Index (the Index).     The market capitalization range of the
The market capitalization range and the        companies in the Index is subject to change.
composition of the Russell Midcap Value Index  Up to 20% of the Fund may be invested in
are subject to change                          stocks of smaller or larger companies,
                                               preferreds, convertibles, or other debt
                                               securities. The Fund may invest up to 25% of
                                               its net assets in foreign investments. The
                                               Fund can invest in any economic sector and,
                                               at times, it may emphasize one or more
                                               particular sectors. The Fund will provide
                                               shareholders with at least 60 days' notice of
                                               any change in the 80% policy.

--------------------------------------------------------------------------------------------

In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

In pursuit of the Fund's objectives, RiverSource Investments chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 35.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Selling Fund and the Buying Fund have the following identical fundamental investment policies. Neither of the Funds will:

- Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

- Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

- Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

- Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

- Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

- Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

- Invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

In addition, although the fundamental policy related to buying and selling physical commodities is stated differently for the Selling Fund and the Buying Fund, RiverSource Investments does not believe this difference is material.

- RiverSource Mid Cap Value Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

- RiverSource Partners Select Value Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 35.

COMPARISON OF NONFUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Both Funds are also subject to the following nonfundamental policies:

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

- Up to 25% of the Fund's net assets may be invested in foreign investments.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 35.

COMPARISON OF PRINCIPAL RISK FACTORS

The principal investment risks associated with the Selling Fund and the Buying Fund are substantially similar because the Funds have similar investment objectives, principal investment strategies and investment policies. Although both of the Funds have similar limitation with respect to foreign investing, the Buying Fund currently has higher exposure to these types of investments and therefore presents increased exposure to the risks of foreign investing. With regards to investment policies, although the Buying Fund is required to invest 80% of its net assets in equity securities of medium-sized companies and the Selling Fund does not have this investment requirement, which may present the increased risk of investing in mid-sized companies for the Buying Fund, currently both Funds have approximately the same exposure to investments in mid-sized companies. In addition, the Selling Fund has the ability to buy and sell foreign currency, which may present the increased risk of foreign investing, but currently the Selling Fund does not hold any foreign currencies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. The Funds are subject to the principal investment risks described below.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to recognized measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Partners Select Value Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Mid Cap Value Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B and Class C;

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

  RIVERSOURCE PARTNERS SELECT VALUE FUND (SELLING
                       FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


                                       +29.62%   +13.51%   +1.76%    +18.32%   +5.83%    -36.76%   +31.81%

                                        2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +19.44% (quarter ended Sept. 30, 2009) and the lowest return for a calendar quarter was -26.00% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +31.81%.



    RIVERSOURCE MID CAP VALUE FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                       +47.69%   +23.80%   +16.67%   +17.00%   +10.26%   -44.30%   +39.57%

                                        2003      2004      2005      2006      2007      2008      2009


During the periods shown in the bar chart, the highest return for a calendar quarter was +27.27% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -27.69% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +39.57%.

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                   SINCE
                                                                                 INCEPTION     SINCE
                                                                                (CLASSES A,  INCEPTION
                                                                                 B, C & R4)  (CLASS I)
                                                               1 YEAR  5 YEARS    (3/8/02)    (3/4/04)
RIVERSOURCE PARTNERS SELECT VALUE FUND:
  Class A
    Return before taxes                                       +24.24%   +0.02%     +3.81%         N/A
    Return after taxes on distributions                       +23.69%   -2.13%     +2.32%         N/A
    Return after taxes on distributions and sale of fund
    shares                                                    +15.75%   -0.39%     +2.99%         N/A
  Class B
    Return before taxes                                       +26.15%   +0.21%     +3.81%         N/A
  Class C
    Return before taxes                                       +29.97%   +0.48%     +3.84%         N/A
  Class I
    Return before taxes                                       +32.57%   +1.64%        N/A      +2.87%
  Class R4
    Return before taxes                                       +32.20%   +1.51%     +4.85%         N/A
Russell Midcap Value Index (reflects no deduction for fees,
expense or taxes)                                             +34.21%   +1.98%     +6.13%      +4.32%
Lipper Mid-Cap Value Funds Index                              +39.74%   +1.89%     +5.06%      +4.20%
                                                                                   SINCE
                                                                                 INCEPTION     SINCE
                                                                                (CLASSES A,  INCEPTION
                                                                                 B, C & R4)  (CLASS I)
                                                               1 YEAR  5 YEARS   (2/14/02)    (3/4/04)
RIVERSOURCE MID CAP VALUE FUND:
  Class A
    Return before taxes                                       +31.54%   +1.98%     +6.79%         N/A
    Return after taxes on distributions                       +30.96%   +0.74%     +5.91%()       N/A
    Return after taxes on distributions and sale of fund
    shares                                                    +20.50%   +1.42%     +5.72%         N/A
  Class B
    Return before taxes                                       +33.56%   +2.09%     +6.77%         N/A
  Class C
    Return before taxes                                       +37.59%   +2.40%     +6.78%()       N/A
  Class I
    Return before taxes                                       +40.34%   +3.64%        N/A      +5.74%
  Class R4
    Return before taxes                                       +39.93%   +3.35%     +7.78%         N/A
Russell Midcap Value Index (reflects no deduction for fees,
expenses or taxes)                                            +34.21%   +1.98%     +6.83%      +4.32%
Lipper Mid-Cap Value Funds Index                              +39.74%   +1.89%     +5.14%      +4.20%


The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower to price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.

PROPOSAL 3. REORGANIZATION OF RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND INTO SELIGMAN SMALLER-CAP VALUE FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment manager.

- Have the same polices for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer classes A, B, C, I and R4 (the Buying Fund also offers classes R2, R3 and R5).

- Are structured as a series of capital stock of an open-end management investment company. The Selling Fund is organized as a series of a Minnesota corporation and the Buying Fund is organized as a series of a Maryland corporation. Please see Exhibit D to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Buying Fund and the shareholders of the Selling Fund.

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds seek long-term capital appreciation. Both Funds are intended for long-term investors and are not intended as short-term trading vehicle. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Partners Small Cap Equity Fund seeks to provide shareholders with long-term growth of capital.

          BUYING FUND: Seligman Smaller-Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests primarily in securities of companies with small market capitalizations. The Selling Fund invests at least 80% of its net assets in equity securities of small market companies, which are defined as companies that have a market capitalization not greater than that of the largest company in the Russell 2000 Index or the Standard & Poor's ("S&P") SmallCap 600 Index at the time of investment by the Selling Fund. The Buying Fund invests at least 80% of its net assets in value companies with market capitalizations of $3 billion or less at the time of purchase. Each Fund may invest up to 25% of its net assets in foreign investments.

Although RiverSource Investments serves as investment manager of both Funds, the Selling Fund was, until Aug. 10, 2009, subadvised by American Century Investment Management, Inc. (American Century), Jennison Associates LLC (Jennison) and Lord Abbett & Co. LLC (Lord Abbett). The Selling Fund's Board of Directors terminated the contracts of American Century, Jennison and Lord Abbett for managing the Selling Fund's portfolio. Since Aug. 10, 2009, RiverSource Investments has solely managed the Selling Fund.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:


--------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
(SELLING FUND)                                 SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)
--------------------------------------------------------------------------------------------
Under normal market conditions, at least 80%   The Fund generally invests at least 80% of
of the Fund's net assets are invested at the   its net assets in the common stock of "value"
time of purchase in equity securities issued   companies with smaller market capitalization
by small companies. The Fund considers small   ($3 billion or less) at the time of purchase
companies to be those that, at the time of     by the Fund. The Fund will provide
investment, have a market capitalization not   shareholders with at least 60 days' notice of
greater than that of the largest company in    any change in the 80% policy.
the Russell 2000(R) Index or the S&P SmallCap
600 Index. The market capitalization range     Although the Fund invests primarily in common
and the composition of both the Russell 2000   stocks of domestic issuers, it may also
Index and the S&P SmallCap 600 Index are       invest in other equity-related securities of
subject to change. The Fund will primarily     domestic issuers, including preferred stock,
invest in value stocks, but may invest in      stock convertible into or exchangeable for
growth stocks based on available               such securities, and common stock purchase
opportunities. The Fund will provide           rights and warrants.  The Fund may also
shareholders with at least 60 days' notice of  invest in American Depositary Receipts
any change in the 80% policy.                  ("ADRs"). ADRs are publicly traded
                                               instruments generally issued by domestic
                                               banks or trust companies that represent a
                                               security of a foreign issuer. ADRs are quoted
                                               and settled in U.S. dollars. The Fund uses
                                               the same criteria in evaluating these
                                               securities as it does for common stocks.

                                               The Fund may invest up to 15% of its net
                                               assets in illiquid securities (i.e.,
                                               securities that cannot be readily sold) and
                                               may invest up to 25% of its net assets in
                                               foreign investments. The Fund may also
                                               purchase put options in an attempt to hedge
                                               against a decline in the price of securities
                                               it holds in its portfolio. A put option gives
                                               the Fund the right to sell an underlying
                                               security at a particular price during a fixed
                                               period. The Fund generally does not invest a
                                               significant amount of its assets, if any, in
                                               illiquid securities, foreign securities, or
                                               put options.

                                               The Fund's Board of Directors may change the
                                               parameters by which small market
                                               capitalization is defined if it concludes
                                               such a change is appropriate.

--------------------------------------------------------------------------------------------


In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- a low price-to-earnings and/or low price-to book ratio;

- positive change in senior management;

- positive corporate restructuring;

- a temporary setback in price due to factors that no longer exist;

- a positive shift in the company's business cycle; and/or

- a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

- it has become fully valued,

- its fundamentals have deteriorated, or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 42.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

----------------------------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SMALL CAP EQUITY     SELIGMAN SMALLER-CAP VALUE FUND (BUYING
POLICY            FUND (SELLING FUND)                       FUND)
----------------------------------------------------------------------------------------------------
REPURCHASE        No fundamental policy, see fundamental    The Fund will not enter into repurchase
AGREEMENTS        policy with respect to lending, below.    agreements of more than one week's
                                                            duration if more than 10% of its net
                                                            assets would be so invested.
----------------------------------------------------------------------------------------------------

COMMODITIES       The Fund will not buy or sell physical    The Fund may not purchase or sell
                  commodities unless acquired as a result   commodities or commodity contracts,
                  of ownership of securities or other       except to the extent permissible under
                  instruments, except this shall not        applicable law and interpretations, as
                  prevent the Fund from buying or selling   they may be amended from time to time.
                  options, futures contracts and foreign
                  currency or from investing in securities
                  or other instruments backed by, or whose
                  value is derived from, physical
                  commodities.
----------------------------------------------------------------------------------------------------

MARGIN            No fundamental policy.                    The Fund may not purchase securities on
                                                            margin except as permitted by the 1940
                                                            Act, as amended or any rule thereunder,
                                                            any SEC or SEC staff interpretations
                                                            thereof or any exemptions therefrom
                                                            which may be granted by the SEC.
----------------------------------------------------------------------------------------------------

ISSUING SENIOR    The Fund will not issue senior            The Fund may not issue senior
SECURITIES        securities, except as permitted under     securities, except as permitted by the
                  the 1940 Act, the rules and regulations   1940 Act or any rule thereunder, any SEC
                  thereunder and any applicable exemptive   or SEC staff interpretations thereof or
                  relief.                                   any exemptions therefrom which may be
                                                            granted by the SEC.
----------------------------------------------------------------------------------------------------

BORROWING MONEY   The Fund will not borrow money, except    The Fund may not borrow money, except as
                  for temporary purposes (not for           permitted by the 1940 Act or any rule
                  leveraging or investment) in an amount    thereunder, any SEC or SEC staff
                  not exceeding 33 1/3% of its total        interpretations thereof or any
                  assets (including the amount borrowed)    exemptions therefrom which may be
                  less liabilities (other than borrowings)  granted by the SEC.
                  immediately after the borrowings.
----------------------------------------------------------------------------------------------------

LENDING           The Fund will not lend securities or      The Fund may not make loans, except as
                  participate in an interfund lending       permitted by the 1940 Act or any rule
                  program if the total of all such loans    thereunder, any SEC or SEC staff
                  would exceed 33 1/33% of the Fund's       interpretations thereof or any
                  total assets except this fundamental      exemptions therefrom which may be
                  investment policy shall not prohibit the  granted by the SEC.
                  Fund from purchasing money market
                  securities, loans, loan participation or
                  other debt securities, or from entering
                  into repurchase agreements.
----------------------------------------------------------------------------------------------------

UNDERWRITING      The Fund will not act as an underwriter   The Fund may not underwrite the
                  (sell securities for others). However,    securities of other issuers, except
                  under the securities laws, the Fund may   insofar as a Fund may be deemed an
                  be deemed to be an underwriter when it    underwriter under the Securities Act of
                  purchases securities directly from the    1933, as amended ("1933 Act"), in
                  issuer and later resells them.            disposing of a portfolio security or in
                                                            connection with investments in other
                                                            investment companies.
----------------------------------------------------------------------------------------------------

REAL ESTATE       The Fund will not buy or sell real        The Fund may not purchase or hold any
                  estate, unless acquired as a result of    real estate, except the Fund may invest
                  ownership of securities or other          in securities secured by real estate or
                  instruments, except this shall not        interests therein or issued by persons
                  prevent the Fund from investing in        (including real estate investment
                  securities or other instruments backed    trusts) which deal in real estate or
                  by real estate or securities of           interests therein.
                  companies engaged in the real estate
                  business or real estate investment
                  trusts. For purposes of this policy,
                  real estate includes real estate limited
                  partnerships.

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SMALL CAP EQUITY     SELIGMAN SMALLER-CAP VALUE FUND (BUYING
POLICY            FUND (SELLING FUND)                       FUND)
----------------------------------------------------------------------------------------------------
DIVERSIFICATION   The Fund will not purchase more than 10%  The Fund may not make any investment
                  of the outstanding voting securities of   inconsistent with the Fund's
                  an issuer, except that up to 25% of the   classification as a diversified company
                  Fund's assets may be invested without     under the 1940 Act.
                  regard to this 10% limitation.

                  The Fund will not invest more than 5% of
                  its total assets in securities of any
                  company, government, or political
                  subdivision thereof, except the
                  limitation will not apply to investments
                  in securities issued or guaranteed by
                  the U.S. government, its agencies, or
                  instrumentalities, or other investment
                  companies, and except that up to 25% of
                  the Fund's total assets may be invested
                  without regard to this 5% limitation.
----------------------------------------------------------------------------------------------------


INDUSTRY          The Fund will not concentrate in any one  The Fund may not invest 25% or more of
CONCENTRATION     industry. According to the present        its total assets, at market value, in
                  interpretation by the SEC, this means     the securities of issuers in any
                  that up to 25% of the Fund's total        particular industry, provided that this
                  assets, based on current market value at  limitation shall exclude securities time of purchase, can be invested in any  issued or guaranteed by the U.S.
                  one industry.                             government or any of its agencies or
                                                            instrumentalities.
----------------------------------------------------------------------------------------------------


DEALINGS WITH     Not applicable.                           The Fund may not purchase or hold the
DIRECTORS AND                                               securities of any issuer (other than the
OFFICERS                                                    shares of the Fund), if to its
                                                            knowledge, directors or officers of the
                                                            Series (of which the Fund is a series
                                                            thereof) individually owning
                                                            beneficially more than 0.5% of the
                                                            securities of that issuer own in the
                                                            aggregate more than 5% of such
                                                            securities.
----------------------------------------------------------------------------------------------------


DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 42.

COMPARISON OF NONFUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Both Funds are also subject to the following nonfundamental policies:

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

- Up to 25% of the Fund's net assets may be invested in foreign investments.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 42.

COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

     Each Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

     Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management and limited product lines, markets and financial or managerial resources.

     Each Fund's performance may be affected by the broad investment environment in the United States or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

     Each Fund may not invest 25% or more of its total assets in securities of companies in any one industry. However, each Fund may invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened if the Fund holds a smaller number of securities.

     Each Fund has historically held a small number of securities. Consequently, if one or more of the securities held in a Fund's portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Funds may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

     Foreign securities in the Fund's portfolios involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

     In addition to the risks described above, the Buying Fund is subject to the additional principal investment risks set forth below. While these additional risks may also be risks of the Selling Fund, they are not stated as principal investment risks of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

     Value stocks involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

     Illiquid securities or derivatives (including options, rights, and warrants) in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility.

     Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

     There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

     The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Partners Small Cap Equity Fund. The second table shows total returns from hypothetical investments in Class A, Class B and Class C shares of Seligman Smaller-Cap Value Fund. Inception date for Class I and Class R4 shares for Seligman Smaller-Cap Value Fund is Aug. 3, 2009 and they have not been in existence for a full calendar year, therefore performance information is not shown. These returns are compared to measures of market performance shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B and Class C;

- no sales charge for RiverSource Partners Small Cap Equity Fund Class I; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (SELLING
                       FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                       +46.34%   +18.48%   +8.75%    +9.87%    +0.63%    -36.59%   +29.20%

                                        2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +20.65% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -26.52% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +29.20%.

   SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +26.55%   +16.18%   -17.45%   +48.96%   +20.58%   -3.08%    +21.38%   +6.26%    -41.19%   +36.40%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +29.74% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -21.71% (quarter ended Dec. 31, 2008).

The Class A annual total returns presented in the bar chart above do not reflect the effect of any sales charges, if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +36.40%.

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                  SINCE
                                                                                INCEPTION     SINCE
                                                                               (CLASSES A,  INCEPTION
                                                                                B, C & R4)  (CLASS I)
                                                              1 YEAR  5 YEARS    (3/8/02)    (3/4/04)
RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND:
  Class A
    Return before taxes                                      +21.78%   -1.48%     +2.23%         N/A
    Return after taxes on distributions                      +21.42%   -2.54%     +1.12%         N/A
    Return after taxes on distributions and sale of fund
    shares                                                   +14.16%   -1.36%     +1.65%         N/A
  Class B
    Return before taxes                                      +23.30%   -1.34%     +2.23%         N/A
  Class C
    Return before taxes                                      +27.23%   -1.01%     +2.23%         N/A
  Class I
    Return before taxes                                      +29.59%   -0.14%        N/A      +1.57%
  Class R4
    Return before taxes                                      +29.19%   -0.12%     +3.18%         N/A
Russell 2000(R) Index (reflects no deduction for fees,
expenses or taxes)                                           +27.17%   +0.51%     +4.27%      +2.09%
Lipper Small-Cap Core Funds Index                            +34.50%   +1.55%     +4.48%      +3.76%


The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.

                                                                     1 YEAR  5 YEARS  10 YEARS
SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND):
  Class A*
    Return before taxes                                             +28.60%   -1.12%   +7.50%
    Return after taxes on distributions                             +28.60%   -2.05%   +6.95%
    Return after taxes on distributions and sale of Fund shares     +18.59%   -0.92%   +6.65%
  Class B
    Return before taxes                                             +30.48%   -0.98%   +7.33%
  Class C**
    Return before taxes                                             +34.56%   -0.65%   +7.35%
Russell 2000(R) Value Index
    (reflects no deductions for fees, sales charges, expenses or
    taxes)                                                          +20.58%   -0.01%   +8.27%
Lipper Small-Cap Core Funds Index                                   +34.50%   +1.55%   +5.24%
Lipper Small-Cap Value Funds Index                                  +33.00%   +1.42%   +8.73%
Lipper Small-Cap Core Funds Average                                 +31.96%   +0.65%   +5.86%
Lipper Small-Cap Value Funds Average                                +32.43%   +0.91%   +8.11%


 * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Although for all periods presented in the table the Fund's Class A total returns reflect a 5.75% initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.
** Effective June 4, 2007, there is no initial sales change on purchases of Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

The Russell 2000 Value Index is an unmanaged benchmark that assumes the reinvestment of all distributions, if any and excludes the effect of expenses, fees, sales charges and taxes. The Russell 2000 Value Index measures the performance of those Russell 2000 companies (small-cap value segment of the U.S. equity universe) with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company.

The Lipper Small-Cap Core Funds Index (the Lipper Index) includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The Lipper Small-Cap Value Funds Index (the Lipper Index) includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The Lipper Small-Cap Value Funds Average (the Lipper Average) is an unmanaged benchmark that assumes the reinvestment of all distributions, if any and excludes the effect of fees, sales charges and taxes. The Lipper Small-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index.

The Lipper Small-Cap Core Funds Average (the Lipper Average) is an unmanaged benchmarks that assume the reinvestment of all distributions, if any and excludes the effect of fees, sales charges and taxes. The Lipper Small-Cap Core Funds Average measure the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

As of the date of this proxy statement/prospectus, Lipper classifies the Fund as a Small-Cap Core Fund. Investors cannot invest directly in an average or an index.

For Seligman Smaller-Cap Value Fund, on Jan. 1, 2010, the Lipper Indexes replaced the Lipper Averages as the Fund's secondary benchmarks. A Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas a Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Indexes and the Lipper Averages will be included for a one-year transition period. Thereafter, only the Lipper Indexes will be included.

PROPOSAL 4. REORGANIZATION OF RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND INTO SELIGMAN FRONTIER FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment manager.

- Have the same polices for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer the same classes of shares: A, B, C, I, R2, R3, R4 and R5.

- Are structured as a series of capital stock of an open-end management investment company. The Selling Fund is organized as a series of a Minnesota corporation and the Buying Fund is organized as a Maryland corporation. Please see Exhibit D to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Buying Fund and the shareholders of the Selling Fund.

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds seek growth of capital. Both Funds are intended for long-term investors and are not intended as a short-term trading vehicle. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Partners Small Cap Growth Fund seeks to provide shareholders with long-term capital growth.

          BUYING FUND: Seligman Frontier Fund seeks to provide shareholders with growth of capital. Income may be considered but is incidental to the Fund's investment objective.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests primarily in equity securities of small U.S. companies with market capitalizations of up to $2 billion or less at the time of purchase by the Fund. The Selling Fund, with respect to its 80% policy, may also invest in companies that have market capitalizations that fall within the range of those included in the Russell 2000 Growth Index. While the Selling Fund invests at least 80% of its net assets in small cap companies, the Buying Fund invests at least 65% of its net assets in small cap companies.

Although RiverSource Investments serves as investment manager of both Funds, the Selling Fund was, until Aug. 10, 2009, subadvised by Essex Investment Management (Essex) and UBS Global Asset Management (UBS). The Selling Fund's Board of Directors terminated the subadvisory contracts of Essex and UBS for managing the Selling Fund's portfolio. Since Aug. 10, 2009, RiverSource Investments has solely managed the Selling Fund.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:


--------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND
(SELLING FUND)                                 SELIGMAN FRONTIER FUND (BUYING FUND)
--------------------------------------------------------------------------------------------
The Fund's assets primarily are invested in    Although the Fund may invest in the
equity securities. Under normal market         securities of any company, the Fund invests
conditions, at least 80% of the Fund's net     at least 65% of its net assets (including any
assets are invested in securities of           amounts borrowed for investment purposes),
companies with market capitalizations, at the  determined at the time of investment, in
time of investment, of up to $2 billion, or    equity securities of small U.S. companies.
that fall within the range of the Russell      Small companies are currently defined as
2000 Growth Index. The Fund will provide       companies with market capitalization, at the
shareholders with at least 60 days' notice of  time of purchase, of $2 billion or less.
any change in the 80% policy.                  Companies are selected for their growth
                                               prospects.

                                               The Fund invests primarily in common stocks;
                                               however, it may also invest in preferred
                                               stocks, securities convertible into common
                                               stocks, and stock purchase warrants if the
                                               investment manager believes these investments
                                               offer capital growth opportunities.

                                               The Fund's investment objective may be
                                               changed only with shareholder approval. The
                                               principal investment strategies may be
                                               changed without shareholder approval. Any
                                               changes to these strategies, however, must be
                                               approved by the Fund's Board of Directors.
                                               The Fund's Board of Directors may change the
                                               parameters by which "small companies" are
                                               defined if it concludes that such a change is
                                               appropriate.

--------------------------------------------------------------------------------------------

In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The investment manager may select investments for either their short-, medium or long-term prospects. In selecting investments for the Fund, the investment manager maintains a disciplined investment process that focuses on downside risks as well as upside potential and seeks to identify companies that it believes display attractive growth, profitability or valuation characteristics, including one or more of the following:

- Positive earnings and/or earnings growth rate

- Positive revenue growth

- Positive operating cash flows

- Quality management

- Unique competitive advantages

The Fund generally sells a stock if the investment manager believes:

- its target price is reached,

- its valuation becomes excessive,

- its earnings or revenue growth are disappointing,

- its underlying fundamentals have deteriorated, or

- more attractive investment opportunities are believed to be available.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 51.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

----------------------------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SMALL CAP GROWTH
POLICY            FUND (SELLING FUND)                       SELIGMAN FRONTIER FUND (BUYING FUND)
----------------------------------------------------------------------------------------------------
REPURCHASE        No fundamental policy, see fundamental    The Fund will not enter into repurchase
AGREEMENTS        policy with respect to lending, below.    agreements of more than one week's
                                                            duration if more than 10% of its net
                                                            assets would be so invested.
----------------------------------------------------------------------------------------------------

COMMODITIES       The Fund will not buy or sell physical    The Fund may not purchase or sell
                  commodities unless acquired as a result   commodities or commodity contracts,
                  of ownership of securities or other       except to the extent permissible under
                  instruments, except this shall not        applicable law and interpretations, as
                  prevent the Fund from buying or selling   they may be amended from time to time.
                  options and futures contracts or from
                  investing in securities or other
                  instruments backed by, or whose value is
                  derived from, physical commodities.
----------------------------------------------------------------------------------------------------

MARGIN            No fundamental policy.                    The Fund may not purchase securities on
                                                            margin except as permitted by the 1940
                                                            Act or any rule thereunder, any SEC or
                                                            SEC staff interpretations thereof or any
                                                            exemptions therefrom which may be
                                                            granted by the SEC.
----------------------------------------------------------------------------------------------------

ISSUING SENIOR    The Fund will not issue senior            The Fund may not issue senior
SECURITIES        securities, except as permitted under     securities, except as permitted by the
                  the 1940 Act, the rules and regulations   1940 Act or any rule thereunder, any SEC
                  thereunder and any applicable exemptive   or SEC staff interpretations thereof or
                  relief.                                   any exemptions therefrom which may be
                                                            granted by the SEC.

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SMALL CAP GROWTH
POLICY            FUND (SELLING FUND)                       SELIGMAN FRONTIER FUND (BUYING FUND)
----------------------------------------------------------------------------------------------------
BORROWING MONEY   The Fund will not borrow money, except    The Fund may not borrow money, except as
                  for temporary purposes (not for           permitted by the 1940 Act or any rule
                  leveraging or investment) in an amount    thereunder, any SEC or SEC staff
                  not exceeding 33 1/3% of its total        interpretations thereof or any
                  assets (including the amount borrowed)    exemptions therefrom which may be
                  less liabilities (other than borrowings)  granted by the SEC.
                  immediately after the borrowings.
----------------------------------------------------------------------------------------------------

LENDING           The Fund will not lend securities or      The Fund may not make loans, except as
                  participate in an interfund lending       permitted by the 1940 Act or any rule
                  program if the total of all such loans    thereunder, any SEC or SEC staff
                  would exceed 33 1/3% of the Fund's total  interpretations thereof or any
                  assets except this fundamental            exemptions therefrom which may be
                  investment policy shall not prohibit the  granted by the SEC.
                  Fund from purchasing money market
                  securities, loans, loan participation or
                  other debt securities, or from entering
                  into repurchase agreements.
----------------------------------------------------------------------------------------------------

UNDERWRITING      The Fund will not act as an underwriter   The Fund may not underwrite the
                  (sell securities for others). However,    securities of other issuers, except
                  under the securities laws, the Fund may   insofar as the Fund may be deemed an
                  be deemed to be an underwriter when it    underwriter under the 1933 Act in
                  purchases securities directly from the    disposing of a portfolio security or in
                  issuer and later resells them.            connection with investments in other
                                                            investment companies.
----------------------------------------------------------------------------------------------------

REAL ESTATE       The Fund will not buy or sell real        The Fund may not purchase or hold any
                  estate, unless acquired as a result of    real estate, except the Fund may invest
                  ownership of securities or other          in securities secured by real estate or
                  instruments, except this shall not        interests therein or issued by persons
                  prevent the Fund from investing in        (including real estate investment
                  securities or other instruments backed    trusts) which deal in real estate or
                  by real estate or securities of           interests therein.
                  companies engaged in the real estate
                  business or real estate investment
                  trusts. For purposes of this policy,
                  real estate includes real estate limited
                  partnerships.
----------------------------------------------------------------------------------------------------

DIVERSIFICATION   The Fund will not purchase more than 10%  The Fund may not make any investment
                  of the outstanding voting securities of   inconsistent with the Fund's
                  an issuer, except that up to 25% of the   classification as a diversified company
                  Fund's assets may be invested without     under the 1940 Act.
                  regard to this 10% limitation.
                  The Fund will not invest more than 5% of
                  its total assets in securities of any
                  company, government, or political
                  subdivision thereof, except the
                  limitation will not apply to investments
                  in securities issued or guaranteed by
                  the U.S. government, its agencies, or
                  instrumentalities, or other investment
                  companies, and except that up to 25% of
                  the Fund's total assets may be invested
                  without regard to this 5% limitation.
----------------------------------------------------------------------------------------------------

INDUSTRY          The Fund will not concentrate in any one  The Fund may not invest 25% or more of
CONCENTRATION     industry. According to the present        its total assets, at market value, in
                  interpretation by the SEC, this means     the securities of issuers in any
                  that up to 25% of the Fund's total        particular industry, provided that this
                  assets, based on current market value at  limitation shall exclude securities time of purchase, can be invested in any  issued or guaranteed by the U.S.
                  one industry.                             government or any of its agencies or
                                                            instrumentalities.
----------------------------------------------------------------------------------------------------

DEALINGS WITH     No fundamental policy.                    The Fund may not purchase or hold the
DIRECTORS AND                                               securities of any issuer (other than the
OFFICERS                                                    shares of the Fund), if to its
                                                            knowledge, directors or officers of the
                                                            Fund individually owning beneficially
                                                            more than 0.5% of the securities of that
                                                            issuer own in the aggregate more than 5%
                                                            of such securities.
----------------------------------------------------------------------------------------------------


DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 51.

COMPARISON OF NONFUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Both Funds are also subject to the following nonfundamental policies:

- No more than 15% of the Fund's net assets will be held in securities and other instruments that are illiquid.

- Up to 25% of the Fund's net assets may be invested in foreign investments.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 51.

COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives and principal investment strategies. However, the Selling Fund may expose shareholders to a greater risk of investing in small capitalization companies than the Buying Fund due to the Selling Fund's investment strategy of investing at least 80% of its net assets in securities of small capitalization companies, while the Buying Fund's investment strategy is to invest at least 65% of its net assets in securities of small capitalization companies. Also, due to the fact that the Buying Fund's portfolio turnover rate is higher than the Selling Fund's as of their respective fiscal year ends, the Buying Fund's shareholders may be impacted by higher taxable income when Fund shares are held in a taxable account. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- MARKET RISK. The market value of securities may fall or fail to rise, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, by focusing on a particular style, for example, investing in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because earnings of small capitalization companies tend to be less predictable and have shorter operating histories, and small-capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies. This means that the fund could have greater difficulty selling such securities at the time and price that the fund would like. In addition, the returns from a specific type of security (for example, small-cap stocks) may trail returns from other asset classes or the overall market. Historically, small-capitalization companies have sometimes gone through extended periods where they did not perform as well as larger companies. These periods may last for several years.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Partners Small Cap Growth Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R2 (formerly Class R) and Class R5 (formerly Class I) shares of Seligman Frontier Fund. Inception date for Class I, Class R3 and Class R4 shares of Seligman Frontier Fund is Aug. 3, 2009 and they have not been in existence for a full calendar year, therefore performance information is not shown. These returns are compared to measures of market performance shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B and Class C;

- no sales charge for RiverSource Partners Small Cap Growth Fund Class I, Class R2, Class R3, Class R4 and Class R5 shares and for Seligman Frontier Fund Class R2 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (SELLING
                       FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                             -36.31%   +44.33%   +4.39%    +4.99%    +9.02%    +13.30%   -43.43%   +25.20%

                              2002      2003      2004      2005      2006      2007      2008      2009





During the periods shown in the bar chart, the highest return for a calendar quarter was +23.57% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -28.05% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +25.20%.

        SELIGMAN FRONTIER FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         -14.19%   -8.72%    -27.07%   +37.01%   +13.09%   -3.91%    +20.42%   +6.20%    -42.31%   +32.94%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +20.88% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -26.72% (quarter ended Dec. 31, 2008).

The Class A annual total returns presented in the bar chart above do not reflect the effect of any sales charges, if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +32.94%.

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                           SINCE                    SINCE
                                                                         INCEPTION     SINCE      INCEPTION
                                                                        (CLASSES A,  INCEPTION  (CLASSES R2,
                                                                         B, C & R4)  (CLASS I)    R3 & R5)
                                                       1 YEAR  5 YEARS   (1/24/01)    (3/4/04)   (12/11/06)
RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND:
  Class A
    Return before taxes                               +18.00%   -2.84%     -2.90%         N/A         N/A
    Return after taxes on distributions               +18.00%   -3.80%     -3.44%         N/A         N/A
    Return after taxes on distributions and sale of
    fund shares                                       +11.70%   -2.48%     -2.46%         N/A         N/A
  Class B
    Return before taxes                               +19.26%   -2.73%     -3.01%         N/A         N/A
  Class C
    Return before taxes                               +23.68%   -2.41%     -2.98%         N/A         N/A
  Class I
    Return before taxes                               +25.86%   -1.19%        N/A      -0.87%         N/A
  Class R2
    Return before taxes                               +25.00%      N/A        N/A         N/A      -7.51%
  Class R3
    Return before taxes                               +25.19%      N/A        N/A         N/A      -7.23%
  Class R4
    Return before taxes                               +25.19%   -1.52%     -2.11%         N/A         N/A
  Class R5
    Return before taxes                               +25.87%      N/A        N/A         N/A      -6.98%
Russell 2000(R) Growth Index (reflects no deduction
for fees, expenses or taxes)                          +34.47%   +0.87%     +0.54%      +1.80%      -4.35%
Lipper Small-Cap Growth Funds Index                   +38.03%   +0.25%     +1.39%      +1.88%      -4.57%


The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.

                                                                                      SINCE       SINCE
                                                                                    INCEPTION   INCEPTION
                                                                                   (CLASS R2)  (CLASS R5)
                                                        1 YEAR  5 YEARS  10 YEARS   (4/30/03)  (11/30/01)
SELIGMAN FRONTIER FUND:
  Class A*
    Return before taxes                                +25.24%   -2.34%   -2.38%        N/A         N/A
    Return after taxes on distributions                +25.24%   -3.58%   -3.18%        N/A         N/A
    Return after taxes on distributions and sale of
    Fund shares                                        +16.41%   -2.09%   -2.08%        N/A         N/A
  Class B
    Return before taxes                                +26.83%   -2.18%   -2.55%        N/A         N/A
  Class C**
    Return before taxes                                +31.07%   -1.81%   -2.50%        N/A         N/A
  Class R2
    Return before taxes                                +32.54%   -1.46%      N/A     +4.84%         N/A
  Class R5
    Return before taxes                                +33.15%   -0.59%      N/A        N/A      +2.00%
Russell 2000 Growth Index                              +34.47%   +0.87%   -1.37%     +8.14%      +3.43%
Lipper Small-Cap Growth Funds Index                    +38.03%   +0.25%   -0.63%     +4.95%      +2.92%
Lipper Small-Cap Growth Funds Average                  +36.37%   +0.23%   -0.18%     +7.04%      +2.72%


 * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Although for all periods presented in the table the Fund's Class A total returns reflect a 5.75% initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.
** Effective June 4, 2007, there is no initial sales change on purchases of Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

The Russell 2000 Growth Index ("Russell Index") is an unmanaged benchmark that measures the performance of these Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions, if any and excludes the effect of expenses, fees, sales charges and taxes.

The Lipper Small-Cap Growth Funds Index ("Lipper Index") includes the 30 largest small-cap growth funds tracked by Lipper Inc.

The Lipper Small-Cap Growth Funds Average ("Lipper Average") is an average of all funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity Small-Cap ceiling.

The Lipper Index and the Lipper Average assume reinvestment of all distributions, if any, and exclude the effect of sales-related fees (but include operating expenses), sales charges and taxes.

Investors cannot invest directly in an average or an index.

For Seligman Frontier Fund, on Nov. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.

PROPOSAL 5. REORGANIZATION OF SELIGMAN GLOBAL SMALLER COMPANIES FUND INTO RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment manager; however, the Selling Fund is subadvised by Wellington Management Company, LLP and the Buying Fund is subadvised by Batterymarch Financial Management, Inc. and Columbia Wanger Asset Management, L.P.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer classes A, B, C, R2 and R5 (the Buying Fund also offers classes I and
  R4).

- Are structured as a series of an open-end management investment company. The Buying Fund is a series of a Minnesota corporation, whereas the Selling Fund is a series of a Maryland corporation. Please see Exhibit D to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Buying Fund and the shareholders of the Selling Fund.

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds seek growth of capital. Both Funds are intended for long-term investors and are not intended as short-term trading vehicle. Because any investment involves risk, there is no assurance the Fund's objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: Seligman Global Smaller Companies Fund seeks to provide shareholders with long-term capital appreciation.

          BUYING FUND: RiverSource Partners International Small Cap Fund seeks to provide shareholders with long-term growth of capital.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Both Funds invest in equity securities of smaller non-U.S. companies. However, the Selling Fund invests 80% in smaller U.S. and non-U.S. companies and may invest in companies domiciled in any country, although it typically invests in developed countries, whereas the Buying Fund invests 80% in small companies whose market capitalization falls within the range of capitalization of companies in the S&P Global ex-U.S. Small Cap Index and may invest in mature markets and in emerging markets. The Selling Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries, while the Buying Fund invests primarily in equity securities of non-U.S. companies.

RiverSource Investments serves as the investment manager for both Funds and is responsible for the oversight of the Fund's subadviser(s) which provide day-to-day management of the Fund. The Selling Fund is subadvised by Wellington Management Company, LLP and the Buying Fund is subadvised by Batterymarch Financial Management, Inc. ("Batterymarch") and Columbia Wanger Asset Management, L.P. ("Columbia WAM") (collectively, the "Subadvisers").

Detailed investment strategies for the Selling Fund and the Buying Fund are set forth below:

SELIGMAN GLOBAL SMALLER COMPANIES FUND (SELLING FUND)

The Fund generally invests at least 80% of its assets in equity securities of smaller U.S. and non-U.S. companies. Smaller companies are currently defined as those with market capitalization, at the time of purchase by the Fund, equivalent to U.S. $3 billion or less. The Fund's Board may change the definition of smaller companies if it concludes that such a change is appropriate. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

- Extended growth opportunities or special situations where there is a potential for improvement in overall operations

- A well articulated and believable business model

- Quality management

- Sustainable competitive advantage

- Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including depositary receipts.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. Forward foreign currency exchange contracts may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts even when they are available.

The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund's Board of Directors.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (BUYING FUND)

The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index (the Index). The market capitalization within the Index will vary. The market capitalization range of the companies included within the Index was $12 million to $12 billion as of Nov. 30, 2009. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the market capitalization of the largest company held within the Index or falls below the market capitalization of the smallest company held within the Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Batterymarch and Columbia WAM, which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board, decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. The two Subadvisers act independently of each other and use their own methodology for selecting investments. The two Subadvisers employ an active investment strategy that focuses on companies that the asset manager believes will increase in value over time.

BATTERYMARCH

Batterymarch uses disciplined, systematic techniques to analyze a very broad universe of approximately 2,500 liquid stocks. All 2,500 liquid stocks are ranked on a daily basis across five fundamental dimensions: cash flow, earnings growth, expectations, value and technicals. Decisions to buy or sell particular stocks are based on their daily rankings; the best-ranked stocks are bought, while those that rank poorly are sold. Batterymarch determines region/sector allocations using proprietary models that incorporate both bottom-up stock data and the opinions of the investment team. Region/sector exposures are controlled for purposes of risk management.

Batterymarch may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to six months in an effort to hedge existing positions or currency fluctuations. Batterymarch also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

COLUMBIA WAM

Columbia WAM invests primarily in stocks of small- and medium-sized companies based both outside and in the U.S. with capitalizations of less than $5 billion at the time of purchase. Columbia WAM may choose to hold the stock even if it grows beyond that capitalization limit. Columbia WAM believes that companies with market capitalizations of less than $5 billion, which are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. Columbia WAM invests in the stocks of foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

In making investments for the Fund, Columbia WAM typically looks for companies with:

- A strong business franchise that offers growth potential.

- Products and services that give a company a competitive advantage.

- A stock price that Columbia WAM believes is reasonable relative to the assets and earning power of the company.

Columbia WAM may sell a portfolio holding if the security reaches Columbia WAM's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if Columbia WAM believes other securities are more attractive. Columbia WAM also may sell a portfolio holding to fund redemptions.

Columbia WAM may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations. Columbia WAM also may purchase foreign currency for intermediate settlement in order to purchase foreign securities.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 60.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed. For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

---------------------------------------------------------------------------------------------------
                  SELIGMAN GLOBAL SMALLER COMPANIES FUND  RIVERSOURCE PARTNERS INTERNATIONAL SMALL
POLICY            (SELLING FUND)                          CAP FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------
REPURCHASE        The Fund will not enter into            No fundamental policy, see fundamental
AGREEMENTS        repurchase agreements of more than one  policy with respect to lending, below.
                  week's duration if more than 10% of
                  its net assets would be invested in
                  such agreements and other illiquid
                  securities.
---------------------------------------------------------------------------------------------------

COMMODITIES       The Fund may not purchase or sell       The Fund will not buy or sell physical
                  commodities or commodity contracts,     commodities unless acquired as a result
                  except to the extent permissible under  of ownership of securities or other applicable law and interpretations, as  instruments, except this shall not they may be amended from time to time.  prevent the Fund from buying or selling options, futures contracts and foreign
                                                          currency or from investing in securities
                                                          or other instruments backed by, or whose
                                                          value is derived from, physical
                                                          commodities.
---------------------------------------------------------------------------------------------------

MARGIN            The Fund may not purchase securities    No fundamental policy.
                  on margin except as permitted by the
                  1940 Act or any rule thereunder, any
                  SEC or SEC staff interpretations
                  thereof or any exemptions therefrom
                  which may be granted by the SEC.
---------------------------------------------------------------------------------------------------

ISSUING SENIOR    The Fund may not issue senior           The Fund will not issue senior
SECURITIES        securities, except as permitted by the  securities, except as permitted under the
                  1940 Act or any rule thereunder,  any   1940 Act, the rules and regulations
                  SEC or SEC staff interpretations        thereunder and any applicable exemptive
                  thereof or any exemptions therefrom     relief.
                  which may be granted by the SEC.

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                  SELIGMAN GLOBAL SMALLER COMPANIES FUND  RIVERSOURCE PARTNERS INTERNATIONAL SMALL
POLICY            (SELLING FUND)                          CAP FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------
BORROWING MONEY   The Fund may not borrow money, except   The Fund will not borrow money, except
                  as permitted by the 1940 Act or any     for temporary purposes (not for
                  rule thereunder,  any SEC or SEC staff  leveraging or investment) in an amount
                  interpretations thereof or any          not exceeding 33 1/3% of its total assets
                  exemptions therefrom which may be       (including the amount borrowed) less
                  granted by the SEC.                     liabilities (other than borrowings)
                                                          immediately after the borrowings.
---------------------------------------------------------------------------------------------------

LENDING           The Fund may not make loans, except as  The Fund will not lend securities or
                  permitted by the 1940 Act or any rule   participate in an interfund lending
                  thereunder, any SEC or SEC staff        program if the total of all such loans
                  interpretations thereof or any          would exceed 33 1/3% of the Fund's total
                  exemptions therefrom which may be       assets except this fundamental investment
                  granted by the SEC.                     policy shall not prohibit the Fund from
                                                          purchasing money market securities,
                                                          loans, loan participation or other debt
                                                          securities, or from entering into
                                                          repurchase agreements.
---------------------------------------------------------------------------------------------------

UNDERWRITING      The Fund may not underwrite the         The Fund will not act as an underwriter
                  securities of other issuers, except     (sell securities for others). However,
                  insofar as a Fund may be deemed an      under the securities laws, the Fund may
                  underwriter under the 1933 Act, as      be deemed to be an underwriter when it
                  amended, in disposing of a portfolio    purchases securities directly from the
                  security or in connection with          issuer and later resells them.
                  investments in other investment
                  companies.
---------------------------------------------------------------------------------------------------

REAL ESTATE       The Fund may not purchase or hold any   The Fund will not buy or sell real
                  real estate, except the Fund may        estate, unless acquired as a result of
                  invest in securities secured by real    ownership of securities or other
                  estate or interests therein or issued   instruments, except this shall not
                  by persons (including real estate       prevent the Fund from investing in
                  investment trusts ("REITs")) which      securities or other instruments backed by
                  deal in real estate or interests        real estate or securities of companies
                  therein.                                engaged in the real estate business or
                                                          REITs. For purposes of this policy, real
                                                          estate includes real estate limited
                                                          partnerships.
---------------------------------------------------------------------------------------------------

DIVERSIFICATION   The Fund may not make an investment     The Fund will not purchase more than 10%
                  inconsistent with the Fund's            of the outstanding voting securities of
                  classification as a diversified         an issuer, except that up to 25% of the
                  company under the 1940 Act.             Fund's assets may be invested without
                                                          regard to this 10% limitation.

                                                          The Fund will not invest more than 5% of
                                                          its total assets in securities of any
                                                          company, government, or political
                                                          subdivision thereof, except the
                                                          limitation will not apply to investments
                                                          in securities issued or guaranteed by the
                                                          U.S. government, its agencies, or
                                                          instrumentalities, or other investment
                                                          companies, and except that up to 25% of
                                                          the fund's total assets may be invested
                                                          without regard to this 5% limitation.
---------------------------------------------------------------------------------------------------

INDUSTRY          The Fund may not invest 25% or more of  The Fund will not concentrate in any one
CONCENTRATION     its total assets, at market value, in   industry. According to the present
                  the securities of issuers in any        interpretation by the SEC, this means
                  particular industry, provided that      that up to 25% of the Fund's total
                  this limitation shall exclude           assets, based on current market value at
                  securities issued or guaranteed by the  time of purchase, can be invested in any
                  US Government or any of its agencies    one industry.
                  or instrumentalities.
---------------------------------------------------------------------------------------------------

DEALINGS WITH     The Fund may not purchase or retain     No fundamental policy.
DIRECTORS AND     the securities of any issuer (other
OFFICERS          than the shares of a Fund), if to the
                  Fund's knowledge, those directors and
                  officers of the Series and the
                  directors and officers of the
                  investment manager or subadviser, who
                  individually own beneficially more
                  than  1/2 of 1% of the outstanding
                  securities of such, together own
                  beneficially more than 5% of such
                  outstanding securities.
---------------------------------------------------------------------------------------------------


DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 60.

COMPARISON OF NONFUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies (policies that may be changed without shareholder vote) of the Buying Fund. RiverSource Investments does not believe that the differences between the nonfundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed. The following highlights the differences in the Funds' nonfundamental investment policies.

---------------------------------------------------------------------------------------------------
                  SELIGMAN GLOBAL SMALLER COMPANIES FUND  RIVERSOURCE PARTNERS INTERNATIONAL SMALL
POLICY            (SELLING FUND)                          CAP FUND (BUYING FUND)
---------------------------------------------------------------------------------------------------
FUND BORROWING    The Fund may not borrow more than 15%   Not applicable, see the fundamental
RESTRICTIONS      of the value of its assets.             investment policy above.
---------------------------------------------------------------------------------------------------

SECURITIES OF     The Fund may not acquire any            Not applicable.
OPEN-END          securities of a registered open-end
INVESTMENT        investment company or a registered
COMPANIES         unit investment trust in reliance on
                  subparagraph (F) or subparagraph (G)
                  of Section 12(d)(1) of the 1940 Act.
---------------------------------------------------------------------------------------------------

INVESTMENTS TO    The Fund may not invest for the         Not applicable, other than as otherwise
CONTROL OR        purpose of controlling or managing any  permitted by the 1940 Act.
MANAGE            company.
---------------------------------------------------------------------------------------------------

EXCHANGE TRADED   The Fund may invest up to 10% of its    Investing in exchange-traded funds (ETFs)
FUNDS             assets in ETFs.                         is an allowable investment strategy for
                                                          the Fund, however, the Fund does not have
                                                          a stated policy limiting these types of
                                                          investments, other than as otherwise
                                                          permitted by the 1940 Act.
---------------------------------------------------------------------------------------------------

WARRANTS          No more than 2% of net assets of the    Investing in warrants is an allowable
                  Fund may be invested in warrants not    investment strategy for the Fund.
                  listed on the New York or American
                  Stock Exchanges.
---------------------------------------------------------------------------------------------------

SHORT SALES       The Fund may sell securities short      The Fund is not prohibited from engaging
                  "against-the-box." A short sale         in short sales as an investment strategy,
                  "against-the-box" is a short sale in    however, the Fund will seek Board
                  which the Fund owns an equal amount of  approval prior to utilizing short sales
                  the securities sold short (or           as an active part of its investment
                  securities convertible into or          strategy.
                  exchangeable for the securities sold
                  short) without payment of further
                  consideration for securities of the
                  same issuer as, and equal in amount
                  to, the securities sold short.
---------------------------------------------------------------------------------------------------

PREFERRED STOCK   The Fund may invest up to 20% of its    The Fund may invest in preferred stock
AND DEBT          net assets in preferred stock and debt  and debt securities to the extent
SECURITIES        securities. The Fund will invest only   permitted by its investment strategy.
                  in "investment grade" debt securities
                  or, in the case of unrated securities,
                  debt securities that are deemed to be
                  of equivalent quality to "investment-
                  grade" securities. "Investment-grade"
                  debt securities are rated within the
                  four highest rating categories as
                  determined by Moody's or S&P.
---------------------------------------------------------------------------------------------------

ACCESS TRADES     The Fund may participate in access      See derivatives above.
                  trades, but its exposure is limited to
                  5% of total assets of the Fund at the
                  time of purchase and dealing with
                  counterparties believed to be
                  reputable.
---------------------------------------------------------------------------------------------------


DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 60.

COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because both Funds have similar investment objectives, principal investment strategies and investment policies. With regard to investment strategies, the Buying Fund may expose shareholders to greater foreign risk due to the Buying Fund's greater ability to invest predominantly in equity securities of non-U.S. companies. The asset management strategy of one of the Buying Fund's Subadvisers may result in a large portion of assets it manages to be invested in a particular sector thereby exposing Buying Fund shareholders to greater sector risk. Also the Buying Fund currently has greater exposure to emerging market securities and therefore may expose shareholders to greater emerging market risk. In addition, due to the fact that the Buying Fund's portfolio turnover rate is higher than the Selling Fund's as of their respective fiscal year ends, the Buying Fund's shareholders may be impacted by higher taxable income when Fund shares are held in a taxable account. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

 Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

 Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

 Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

 Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

 Liquidity risk, as described as a Principal Risk below, may be increased for derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options.

 Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

- RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

 Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

 Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

 Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

 Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

- SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risk set forth below. While this additional risk may also be a risk of the Selling Fund, it is not stated as a principal investment risk of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" of the Selling Fund's prospectus.

- SECTOR RISK. Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund's principal investment strategies do not involve focusing on any particular sector, at times Columbia WAM's asset management strategy may cause the Fund to invest a large portion of its assets in a particular sector.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R2* and Class R5* shares of Seligman Global Smaller Companies Fund. The second table shows total returns from hypothetical investments in Class A, Class B and Class C shares of RiverSource Partners International Small Cap Fund. Inception date for Class R2 and Class R5 is expected to be in the first quarter of 2010 and therefore performance information for these classes is not shown. These returns are compared to measures of market performance shown for the same periods. For purposes of the performance calculation in the table we assumed:

 * Prior to June 13, 2009, Class R2 shares were known as Class R shares and Class R5 shares were known as Class I shares.

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B and Class C;

- no sales charge for Class R2 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



  SELIGMAN GLOBAL SMALLER COMPANIES FUND (SELLING
                       FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         -16.29%   -17.63%   -25.23%   +39.64%   +21.69%   +16.44%   +17.39%   +3.29%    -47.60%   +42.74%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +30.84% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -26.64% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +42.74%.



 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
                   (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                       +32.07%   +16.26%   +15.28%   +23.02%   +8.69%    -50.06%   +35.82%

                                        2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +24.93% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -26.96% (quarter ended Sept. 30, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2009 was +35.82%.

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                                      SINCE       SINCE
                                                                                    INCEPTION   INCEPTION
                                                                                   (CLASS R2)  (CLASS R5)
                                                        1 YEAR  5 YEARS  10 YEARS   (4/30/03)  (11/30/01)
SELIGMAN GLOBAL SMALLER COMPANIES FUND
  Class A*
    Return before taxes                                +34.59%   -0.09%   -1.36%         N/A         N/A
    Return after taxes on distributions                +34.07%   -1.41%   -2.19%         N/A         N/A
    Return after taxes on distributions and sale of
    Fund shares                                        +22.48%   -0.29%   -1.29%         N/A         N/A
  Class B
    Return before taxes                                +36.84%   +0.05%   -1.53%         N/A         N/A
  Class C**
    Return before taxes                                +40.63%   +0.35%   -1.51%         N/A         N/A
  Class R2
    Return before taxes                                +42.73%   +0.88%      N/A      +9.02%         N/A
  Class R5
    Return before taxes                                +44.02%   +1.74%      N/A         N/A      +4.73%
S&P Developed Broad Market Index Less Than $2
Billion USD (reflects no deduction for fees,
expenses or taxes)                                     +51.54%   +5.07%   +7.16%     +13.68%     +10.80%
Lipper Global Small/Mid-Cap Funds Index                +42.48%      N/A      N/A         N/A         N/A
Lipper Global Small/Mid-Cap Funds Average              +42.15%   +2.92%   +1.96%     +10.71%      +6.49%


 * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Although for all periods presented in the table the Fund's Class A total returns reflect a 5.75% initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.
** Effective June 4, 2007, there is no initial sales change on purchases of Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

The Standard & Poor's Developed Broad Market Index Less Than $2 Billion USD (the "S&P Developed BMI LT $2B USD"), an unmanaged benchmark, represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The S&P Developed BMI LT $2B USD assumes reinvestment of all distributions, if any, and excludes the effect of expenses, fees, sales charges and taxes.

The Lipper Global Small/Mid-Cap Funds Index (the "Lipper Index") includes the 10 largest global small and mid-cap funds tracked by Lipper Inc.

The Lipper Global Small/Mid-Cap Funds Average (the "Lipper Average") measures the performance of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) below Lipper's global large-cap floor.

The Lipper Index and the Lipper Average assume reinvestment of all distributions, if any, and exclude the effect of sales-related fees (but includes operating expenses), sales charges and taxes.

For Seligman Global Smaller Companies Fund, on Nov. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.

Investors cannot invest directly in an average or an index.

Prior to Jan. 1, 2003, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From Jan. 1, 2003 until Sept. 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services for the Fund. From June 2004 to April 2006, Wellington Management Company, LLP delegated a portion of its portfolio management responsibilities in respect of the Fund to its affiliate, Wellington Management International, Ltd.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                                      (CLASSES A,
                                                                                         B & C)
                                                                     1 YEAR  5 YEARS   (10/3/02)
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND:
  Class A
    Return before taxes                                             +28.02%   -0.40%     +8.92%
    Return after taxes on distributions                             +27.98%   -2.34%     +6.91%
    Return after taxes on distributions and sale of fund shares     +18.21%   -0.65%     +7.28%
  Class B
    Return before taxes                                             +29.92%   -0.23%     +8.98%
  Class C
    Return before taxes                                             +33.92%   +0.04%     +9.00%
S&P Global ex-U.S. SmallCap Index (reflects no deduction for
fees, expenses or taxes)                                            +56.84%   +7.12%    +16.42%
S&P Global ex-U.S. Under USD2 Billion Index (reflects no
deduction for fees, expenses or taxes)                              +62.85%   +7.95%    +17.49%
Lipper International Small-Cap Funds Index                          +48.74%   +5.77%    +15.29%


The S&P Global ex-U.S. SmallCap Index, an unmanaged benchmark, measures the small stock component of the S&P Global ex-U.S. Broad Market. The benchmark consists of the bottom 15% of float-adjusted market capitalization stocks within developed and emerging markets globally (excluding the U.S.). The index reflects reinvestment of all distributions and changes in market prices.

The S&P Global ex-U.S. Under USD2 Billion Index, an unmanaged market capitalization weighted benchmark, measures the small stock component of the Salomon Smith Barney Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under a two billion dollar market cap of the available market capital in each country form the universe. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper International Small-Cap Funds Index includes the 30 largest international small-cap funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

On Aug. 10, 2009, the S&P Global ex-U.S. SmallCap Index replaced S&P Global ex-U.S. Under USD2 Billion Index as the Fund's primary benchmark. The investment manager made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the S&P Global ex-U.S. SmallCap Index will be included.

Investors cannot invest directly in an index.

PROPOSAL 6. REORGANIZATION OF RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND INTO RIVERSOURCE GOVERNMENT MONEY MARKET FUND

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:

- Have RiverSource Investments as an investment manager.

- Have the same policies for buying and selling shares and the same exchange rights.

- Have the same distribution policies.

- Offer shares of capital stock. The Buying Fund offers multiple classes of shares, whereas the Selling Fund issues one class of shares. The Selling Fund's shares are proposed to be merged into Class A shares of the Buying Fund. The Buying Fund additionally offers Classes B, C, R2 and R5.

- Are structured as an open-end management investment company. The Buying Fund is a Maryland corporation, whereas the Selling Fund is a series of a Minnesota corporation. Please see Exhibit D to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Buying Fund and shareholders of the Selling Fund.

COMPARISON OF INVESTMENT OBJECTIVES

Both Funds are money market funds that seek to provide current income and liquidity while seeking to maintain a stable net asset value of $1.00 per share. The Selling Fund, however, differs from the Buying Fund in that the Selling Fund seeks to provide current income exempt from federal income tax. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Tax-Exempt Money Market Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

          BUYING FUND: RiverSource Government Money Market Fund seeks to preserve capital and to maximize liquidity and current income.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests primarily in U.S. dollar-denominated money market instruments meeting certain maturity and quality standards. While the Selling Fund invests primarily in instruments exempt from U.S. federal income tax and the alternative minimum tax ("AMT"), the Buying Fund invests primarily in money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Both the Selling and the Buying Fund limit their investments to securities that present minimal credit risk. The Buying Fund currently limits its investments to U.S. government securities and securities that are rated in the top category by Moody's and S&P 500. The Selling Fund may invest up to 25% of its net assets in securities of issuers located in the same state or region or in industrial revenue bonds, while the Buying Fund has no similar restrictions (given its investment focus on U.S. government securities).

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET  RIVERSOURCE GOVERNMENT MONEY MARKET FUND
FUND (SELLING FUND)                  (BUYING FUND)
------------------------------------------------------------------------------------
The Fund's assets primarily are      The Fund will normally invest at least 80% of
invested in debt obligations. Under  its net assets in high-quality, short-term
normal market conditions, at least   money market securities that are issued or
80% of the Fund's net assets are     guaranteed by the U.S. government, its agencies
invested in short-term debt          or instrumentalities. The Fund will provide
obligations whose interest is        shareholders with at least 60 days' notice of
exempt from federal income taxes.    any change in the 80% policy.
This 80% threshold is a fundamental
policy of the Fund. These            The Fund will invest only in U.S. dollar-
securities must be rated in one of   denominated securities having a remaining
the two highest categories by        maturity of 13 months (397 days) or less and
national rating services. The Fund   will maintain a U.S. dollar-weighted average
may invest up to 25% of its net      portfolio maturity of 90 days or less.
assets in securities of issuers
located in the same state or region  In seeking to maintain a constant net asset
or in industrial revenue bonds.      value of $1.00, the Fund will limit its
                                     investments to securities that, in accordance
Because the Fund seeks to maintain   with guidelines approved by the Fund's Board of
a constant net asset value of $1.00  Directors, present minimal credit risk.
per share, capital appreciation is   Accordingly, the Fund will only purchase U.S.
not expected to play a role in the   government securities, or securities rated in
Fund's return. An investment in the  one of the two highest rating categories
Fund is not insured or guaranteed    assigned to short-term debt securities by at
by the Federal Deposit Insurance     least two nationally recognized statistical
Corporation or any other government  rating organizations (such as Moody's Investors
agency.                              Service ("Moody's") or Standard & Poor's
                                     Ratings Services ("S&P")), or if not so rated,
Some notes issued in the tax-free    determined to be of comparable quality.
securities market are subject to
the alternative minimum tax          Determination of quality is made at the time of
("AMT"). To avoid any federal        investment, in accordance with procedures
income tax liability for investors   approved by the Fund's Board of Directors. The
who may be subject to the AMT, the   investment manager continuously monitors the
Fund does not intend to invest in    quality of the Fund's investments. If the
such issues.                         quality of an investment declines, the Fund
                                     may, in certain limited circumstances, continue
In pursuit of the Fund's objective,  to hold it.
the Fund's investment manager
chooses debt obligations by:         Currently, the Fund invests only in U.S.
- Considering opportunities and      government securities and in securities that
  risks in short-term municipal      are rated in the top category by Moody's and
  obligations given current          S&P. However, the Fund is permitted to invest
  interest rates and anticipated     up to 5% of its assets in securities rated in
  interest rates.                    the second rating category by two rating
- Identifying investments that:      organizations. The Fund may not invest more
  - have interest not subject to     than the greater of 1% of its total assets or
    the AMT; and                     $1,000,000 in any one security in the second
  - have short-term effective        rating category.
    maturities.
- Identifying obligations that       In pursuit of the Fund's objective, the
  contribute to portfolio            investment manager chooses investments by:
  diversification of the Fund.
                                     - Considering opportunities and risks given
The Fund restricts its investments     current interest rates and anticipated
to instruments that meet certain       interest rates.
effective maturity and quality
standards required for tax-exempt    - Purchasing securities based on the timing of
money market funds. For example,       cash flows in and out of the Fund.
the Fund:
- Limits its average portfolio
  effective maturity to 90 days or
  less.
- Buys obligations with remaining
  effective maturities of 397 days
  or less.
- Buys only obligations that are
  denominated in U.S. dollars and
  present minimal credit risk.

If suitable tax-exempt securities
are not available, the Fund may
invest up to 20% of its net assets
in taxable investments, including
government securities, bank
obligations, commercial paper, and
repurchase agreements. The Fund
also may invest, from time to time,
in securities that are illiquid.
------------------------------------------------------------------------------------


In addition to the principal investment strategies set forth above, both Funds also have the following principal investment strategies:

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 70.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. The Selling Fund and the Buying Fund have similar fundamental policies with the exception of the 80% policy of the Selling Fund in comparison to the industry concentration policy of the Buying Fund. The Selling Fund will not, under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Buying Fund reserves the right to concentrate investments in money market instruments issued by the U.S. government or its agencies or instrumentalities or banks or bank holding companies. This 80% policy of the Buying Fund is non-fundamental. For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

---------------------------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT MONEY MARKET
                  FUND                                    RIVERSOURCE GOVERNMENT MONEY MARKET FUND
POLICY            (SELLING FUND)                          (BUYING FUND)
---------------------------------------------------------------------------------------------------
UNDERWRITING      The Fund will not act as an             The Fund may not underwrite the
                  underwriter (sell securities for        securities of other issuers.
                  others). However, under the securities
                  laws, the Fund may be deemed to be an
                  underwriter when it purchases
                  securities directly from the issuer
                  and later resells them.
---------------------------------------------------------------------------------------------------

LENDING           The Fund will not lend securities or    The Fund may not make loans, except loans
                  participate in an interfund lending     of portfolio securities and except to the
                  program if the total of all such loans  extent that the purchase of notes, bonds
                  would exceed 33 1/3% of the Fund's      or other evidences of indebtedness, the
                  total assets except this fundamental    entry into repurchase agreements or
                  investment policy shall not prohibit    deposits with banks, may be considered
                  the Fund from purchasing money market   loans.
                  securities, loans, loan participation
                  or other debt securities, or from       The Fund will not lend securities or
                  entering into repurchase agreements.    participate in an interfund lending
                                                          program if the total of all such loans
                                                          would exceed 33 1/3% of the Fund's total
                                                          assets except this fundamental investment
                                                          policy shall not prohibit the Fund from
                                                          purchasing money market securities,
                                                          loans, loan participation or other debt
                                                          securities, or from entering into
                                                          repurchase agreements.
---------------------------------------------------------------------------------------------------

BORROWING MONEY   The Fund will not borrow money, except  The Fund may not borrow money, except
                  for temporary purposes (not for         from banks for temporary purposes in an
                  leveraging or investment) in an amount  amount not to exceed 5% of the value of
                  not exceeding 33 1/3% of its total      the total assets of the Fund.
                  assets (including the amount borrowed)
                  less liabilities (other than
                  borrowings) immediately after the
                  borrowings.
---------------------------------------------------------------------------------------------------

ISSUING SENIOR    The Fund will not issue senior          The Fund may not issue senior securities.
SECURITIES        securities, except as permitted under
                  the 1940 Act, the rules and
                  regulations thereunder and any
                  applicable exemptive relief.
---------------------------------------------------------------------------------------------------

MARGIN            The Fund will not buy on margin.        The Fund may not purchase securities on
                                                          margin.
---------------------------------------------------------------------------------------------------

SHORT SALES       The Fund will not sell securities       The Fund may not make "short" sales of
                  short.                                  securities.
---------------------------------------------------------------------------------------------------

REAL ESTATE       The Fund will not invest in real        The Fund may not buy or hold any real
                  estate, but the Fund can invest in      estate or securities of corporations or
                  municipal bonds and notes secured by    trusts whose principal business is
                  real estate or interest therein. For    investing in interests in real estate.
                  purposes of this policy, real estate
                  includes real estate limited
                  partnerships.
---------------------------------------------------------------------------------------------------

COMMODITIES       The Fund will not invest in             The Fund may not buy or hold any
                  commodities or commodity contracts.     commodity or commodity contracts.

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT MONEY MARKET
                  FUND                                    RIVERSOURCE GOVERNMENT MONEY MARKET FUND
POLICY            (SELLING FUND)                          (BUYING FUND)
---------------------------------------------------------------------------------------------------
DIVERSIFICATION   The Fund will not invest more than 5%   The Fund may not invest more than 5% of
                  of its total assets in securities of    its gross assets (taken at market) in the
                  any company, government, or political   securities of any one issuer, other than
                  subdivision thereof, except the         the U.S. government, its agencies or
                  limitation will not apply to            instrumentalities, or buy more than 10%
                  investments in securities issued or     of the voting securities of any one
                  guaranteed by the U.S. government, its  issuer, other than U.S. government
                  agencies, or instrumentalities, or      agencies or instrumentalities.
                  other investment companies, and except
                  that up to 25% of the Fund's total
                  assets may be invested without regard
                  to this 5% limitation. For purposes of
                  this policy, the terms of a municipal
                  security determine the issuer.

                  The Fund will not purchase more than
                  10% of the outstanding voting
                  securities of an issuer, except that
                  up to 25% of the Fund's assets may be
                  invested without regard to this 10%
                  limitation. For purposes of this
                  policy, the terms of a municipal
                  security determine the issuer.
---------------------------------------------------------------------------------------------------

INDUSTRY          No fundamental policy.                  The Fund may not invest more than 25% of
CONCENTRATION                                             the market value of its total assets in
                                                          securities of issuers in any one
                                                          industry, provided that the Fund reserves
                                                          the right to concentrate investments in
                                                          money market instruments issued by the
                                                          U.S. government or its agencies or
                                                          instrumentalities or banks or bank
                                                          holding companies.
---------------------------------------------------------------------------------------------------

DEALINGS WITH     No fundamental policy.                  The Fund may not deal with its directors
DIRECTORS AND                                             and officers, or firms they are
OFFICERS                                                  associated with, in the purchase or sale
                                                          of securities except as broker, or
                                                          purchase or hold the securities of any
                                                          issuer, if to its knowledge, directors or
                                                          officers of the Fund or of the Manager
                                                          individually owning beneficially more
                                                          than 0.5% of the securities of that other
                                                          company own in the aggregate more than 5%
                                                          of such securities.
---------------------------------------------------------------------------------------------------

OIL, GAS,         No fundamental policy.                  The Fund may not buy or hold oil or gas
MINERALS                                                  interests.
---------------------------------------------------------------------------------------------------

OPTIONS           No fundamental policy.                  The Fund may not write or purchase put or
                                                          call options.
---------------------------------------------------------------------------------------------------

CONTINUITY OF     No fundamental policy.                  The Fund may not buy securities of any
OPERATIONS OF                                             company which, with their predecessors,
COMPANIES                                                 have been in operation less than three
                                                          continuous years, provided however, that
                                                          securities guaranteed by a company that
                                                          (including predecessors) has been in
                                                          operation at least three continuous years
                                                          shall be excluded.
---------------------------------------------------------------------------------------------------

RESALE            No fundamental policy.                  The Fund may not invest in securities
RESTRICTIONS                                              with contractual or other restrictions on
                                                          resale, except in connection with
                                                          repurchase agreements.
---------------------------------------------------------------------------------------------------

MORTGAGES AND     No fundamental policy.                  The Fund may not mortgage or pledge any
PLEDGES                                                   of its assets, except to the extent, up
                                                          to a maximum of 5% of its total assets,
                                                          necessary to secure those borrowings
                                                          which are permitted. (See "Borrowing
                                                          Money," above.)
---------------------------------------------------------------------------------------------------

INVESTMENTS FOR   No fundamental policy.                  The Fund may not invest in the securities
PURPOSES OF                                               of companies for purposes of exercising
MANAGEMENT OR                                             control or management of such companies
CONTROL                                                   or in securities issued by other
                                                          investment companies, except in
                                                          connection with a merger, consolidation,
                                                          acquisition or reorganization or for the
                                                          purpose of hedging the Fund's obligations
                                                          under its deferred compensation plan for
                                                          directors.
---------------------------------------------------------------------------------------------------

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 70.

COMPARISON OF NONFUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the nonfundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. In addition to the nonfundamental policies outlined in the Comparison of Principal Investment Strategies, both Funds are also subject to the following additional nonfundamental policy:

- No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

DIFFERENCES IN FUNDS' PRINCIPAL INVESTMENT STRATEGIES, FUNDAMENTAL AND NONFUNDAMENTAL POLICIES AND CURRENT HOLDINGS, MAY EXPOSE FUNDS' SHAREHOLDERS TO POTENTIAL INCREASED RISK FACTORS, IF ANY. THE COMPARISON OF THOSE RISK FACTORS ARE DESCRIBED IN THE "COMPARISON OF PRINCIPAL RISK FACTORS" SECTION ON PAGE 70.

COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund generally are similar because both Funds are money market funds, although the Selling Fund invests primarily in municipal obligations (exempt from federal income tax and the alternative minimum tax), whereas the Buying Fund invests primarily in securities of the U.S. government, its agencies and instrumentalities. If the Reorganization is approved, it may result in tax implications for Selling Fund shareholders (becoming Buying Fund shareholders) since the Buying Fund generates income distributions subject to federal income tax. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

     Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund's assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

     In addition to the risks described above, the Buying Fund is subject to the additional principal investment risks set forth below. While these additional risks may also be risks of the Selling Fund, they are not stated as principal investment risks of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

     Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

     Investments in foreign banks and foreign branches of U.S. banks involve certain risks not generally associated with investments in U.S. banks. While U.S. banks and U.S. branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of U.S. banks. Investments in foreign banks and foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

     In addition to the risks described above, the Selling Fund is subject to the additional principal investment risks set forth below. While these additional risks may also be risks of the Buying Fund, they are not stated as principal investment risks of the Buying Fund. For more information regarding the Buying Fund's principal investment risks, see "Principal Risks" in the Buying Fund's prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

MUNICIPAL SECURITIES RISK. The value of a municipal security may be affected by legislative or administrative actions as well as by the economies of the region where the issuer of the municipal security is located. For example, a significant restructuring of federal income tax rates could cause municipal security prices to fall. Lower income tax rates could reduce the advantage of owning municipal securities.

REINVESTMENT RISK. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

PERFORMANCE

The following bar charts and table provide some illustration of the risks of investing in the Funds by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. How a Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. The bar chart shows how a Fund's performance has varied for each full calendar year. For purposes of comparison, the single class of shares of RiverSource Tax-Exempt Money Market Fund is referred to as Class A shares.

Table. The first line of the table shows total returns from a hypothetical investment in shares of RiverSource Tax-Exempt Money Market Fund. For purposes of comparison, the single class of shares of RiverSource Tax-Exempt Money Market Fund is referred to as Class A shares. The second line of the table shows total returns from a hypothetical investment in Class A shares of RiverSource Government Money Market Fund. For purposes of the performance calculation in the table we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

YIELD INFORMATION

For current 7-day yield information, call 1(800) 221-2450.



 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (SELLING
                       FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



         +3.50%    +2.21%    +0.89%    +0.37%    +0.50%    +1.71%    +2.79%    +3.09%    +1.38%    +0.01%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +0.92% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was +0.002% (quarter ended Sept. 30, 2009).

The Fund's year-to-date return at Dec. 31, 2009 was +0.01%.


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

  RIVERSOURCE GOVERNMENT MONEY MARKET FUND (BUYING
                       FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



         +5.65%    +3.21%    +0.74%    +0.19%    +0.43%    +2.20%    +3.95%    +4.09%    +1.12%    +0.03%

          2000      2001      2002      2003      2004      2005      2006      2007      2008      2009




During the periods shown in the bar chart, the highest return for a calendar quarter was +1.48% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was +0.001% (quarter ended Sept. 30, 2009).

The Fund's Class A year-to-date return at Dec. 31, 2009 was +0.03%.

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2009)


                                                                      1 YEAR  5 YEARS  10 YEARS
RiverSource Tax-Exempt Money Market Fund -- Class A                   +0.01%   +1.79%   +1.64%
RiverSource Government Money Market Fund -- Class A                   +0.03%   +2.26%   +2.14%

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

TERMS OF THE REORGANIZATIONS

The Board has approved the Agreement, the form of which is attached as Exhibit
A. The Agreement provides for Reorganizations on the following terms:

- Each Reorganization is expected to occur before the end of the second quarter of 2010, pending shareholder approval, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following shareholder approval, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the corresponding Buying Fund.

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund and, in exchange, the corresponding Buying Fund will assume all the Selling Fund's liabilities and will issue to the Selling Fund, as applicable, Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and/or Class R5 shares with an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets that it receives from the Selling Fund, less the liabilities assumed by the corresponding Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to Selling Fund shareholders in proportion to their holdings of shares of the Selling Fund. As a result, shareholders of the Selling Fund will become, as applicable, Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and/or Class R5 shareholders of the corresponding Buying Fund.

- No Selling Fund and no shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

- The net asset value of each Selling Fund and the corresponding Buying Fund will be computed as of 3:00 p.m., Central time, on the business day immediately preceding the closing date of the applicable Reorganization.

- After its Reorganization, each Selling Fund will be dissolved.

CONDITIONS TO CLOSING EACH REORGANIZATION

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Selling Fund's net investment income and net capital gains, if any, to the shareholders of the Selling Fund for taxable years ending on or prior to the closing date of the Reorganization.

- The Funds will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and declared effective.

- The shareholders of the Selling Fund will have approved the Agreement by the requisite vote necessary.

- The Selling Fund will have received an opinion of tax counsel to the effect that, although, with respect to the Reorganizations of RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and Seligman Global Smaller Companies Fund, the matter is not free from doubt, the shareholders of the Selling Fund will not recognize gain or loss for federal income tax purposes upon the exchange of their Selling Fund shares for the corresponding Buying Fund shares in connection with the Reorganization.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolution of the Board at any time prior to closing date thereof. In the event of a termination, RiverSource Investments will bear all costs associated with the Reorganization.

TAX STATUS OF THE REORGANIZATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Reorganization, each Selling Fund and each Buying Fund will receive an opinion from Ropes & Gray LLP to the effect that, although, with respect to the Reorganizations of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund, RiverSource Partners Select Value Fund into RiverSource Mid Cap Value Fund, RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund, RiverSource Partners Small Cap Growth Fund into Seligman Frontier Fund and Seligman Global Smaller Companies Fund into RiverSource Partners International Small Cap Fund, the matter is not free from doubt, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Buying Fund and the assumption by the Buying Fund of the Selling Fund's liabilities, followed by the distribution of those Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, to the Selling Fund's shareholders and the termination of the Selling Fund, will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Selling Fund solely for Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Buying Fund as part of the Reorganization.

- Under Section 358 of the Code, the aggregate tax basis of the Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Selling Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, of the Selling Fund exchanged therefor, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of the Buying Fund's Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable, to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of a Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Each opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. With respect to the Reorganizations listed above, each opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the "IRS") could disagree with Ropes & Gray LLP's opinion.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Selling Fund shares and the fair market value of the shares of the Buying Fund he or she received. Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

In the case of RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund, RiverSource Partners Select Value Fund and RiverSource Partners Aggressive Growth Fund, portfolio manager substitutions independent of the Reorganizations have occurred and have resulted in substantial portfolio turnover. An additional portion of or all of the portfolio assets of each Selling Fund may also be sold in connection with its Reorganization. The actual tax impact of such sales depends on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Each Reorganization will end the tax year of the applicable Selling Fund, and will therefore accelerate any distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, including any undistributed income or gains from the immediately preceding year. These distributions will be taxable to shareholders except to the extent of any exempt-interest dividends, and such distributions by a Selling Fund will include any capital gains resulting from portfolio turnover prior to the Reorganization. If a shareholder holds shares of either Fund in a non-taxable account, distributions with respect to those shares will not be taxable to the shareholder if the amount distributed remains in the non-taxable account.

A Fund's ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, a Fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Second, one Fund's pre-acquisition losses cannot be used to offset unrealized gains in another Fund that are "built in" at the time of the Reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five tax years. Third, a Selling Fund's loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund's taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, certain shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, the combined Fund resulting from each Reorganization will have tax attributes that reflect a blending of the tax attributes of the Funds at the time of the Reorganization (including as affected by the rules set forth above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any "built-in" (unrealized) gains in the Buying Fund's assets, as well as any taxable gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed. As a result, shareholders of a Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of its Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization. The following paragraph provides a brief summary of the tax impacts, due to the above-described rules and consequences relating to the combination of the tax attributes of the two funds, of the Reorganizations had they occurred on September 23, 2009. As noted above, the tax impact of a Reorganization depends on each Fund's relative tax situation at the time of the Reorganization, which will be different than the tax situation on September 23, 2009, such that the tax impacts described herein may not pertain at the time of the Reorganization. Further due to the significant portfolio turnover of certain of the Selling Funds resulting from portfolio manager substitutions made independent of the Reorganizations, and volatility in the marketplace, the actual tax impact of the Reorganizations could differ substantially from those described below.

Proposal 1: Reorganization of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund: As of September 23, 2009, RiverSource Partners Aggressive Growth Fund (the "Selling Fund") had net realized losses (including capital loss carryforwards) equal to approximately 149.0% of net assets (which included a capital loss carryforward equal to about 90% of net assets that was due to expire at the end of the Fund's current taxable year) and RiverSource Mid Cap Growth Fund ("Buying Fund") had net realized losses (including capital loss carryforwards) equal to approximately 10.5% of net assets, and Selling Fund and Buying Fund had net unrealized gains equal to approximately 19.4% and 9.6% of net assets, respectively. If the Reorganization had occurred on September 23, 2009, the loss limitation rules would have substantially limited the combined Fund's ability to use Selling Fund losses to offset gains recognized by the combined Fund, potentially resulting in a significantly greater amount of taxable distributions, and therefore a greater tax cost, to Selling Fund shareholders than if the Reorganization had not occurred. In addition, to the extent Selling Fund's losses were used to offset gains of the combined Fund, the tax benefit would have been spread over a larger group of shareholders than if the Reorganization had not occurred, resulting in a potential tax cost to Selling Fund shareholders.

Subsequent to September 23, 2009, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

Proposal 2: Reorganization of RiverSource Partners Select Value Fund into RiverSource Mid Cap Value Fund: As of September 23, 2009, RiverSource Partners Select Value Fund (the "Selling Fund") had net realized losses (including capital loss carryforwards) equal to approximately 40.0% of its net assets and unrealized gains equal to approximately 13.1% of its net assets. RiverSource Mid Cap Value Fund ("Buying Fund") had no capital loss carryforwards, net realized losses equal to approximately 28.2% of its nets assets and unrealized losses equal to approximately 3.1% of its net assets. If the Reorganization had occurred on September 23, 2009, the loss limitation rules would not have significantly affected the combined Fund's ability to use Selling Fund losses to offset gains recognized by the combined Fund. Furthermore, Selling Fund shareholders might have benefited from the use of Buying Fund's losses to offset gains.

Subsequent to September 23, 2009, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

Proposal 3: Reorganization of RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund: As of September 23, 2009, RiverSource Partners Small Cap Equity Fund (the "Selling Fund") and Seligman Smaller-Cap Value Fund ("Buying Fund") had net realized losses (including capital loss carryforwards) equal to approximately 50.2% and 50.4% of net assets, respectively, and net unrealized gains equal to 6.6% and 25.0% of net assets, respectively. If the Reorganization had occurred on September 23, 2009, the loss limitation rules would have applied to Selling Fund's losses, and also to certain of Buying Fund's losses (namely, the pre-acquisition losses of RiverSource Small Cap Advantage Fund on its acquisition by Buying Fund on September 14, 2009, which as of September 23, 2009 were equal to approximately 45.0% of Buying Fund's net assets). The limitation on Selling Fund's losses would have resulted in a potential tax cost to Selling Fund shareholders. In addition, Selling Fund shareholders would have shared in Buying Fund's unrealized gains, and the subsequent realization of those gains might have further increased the tax cost to Selling Fund shareholders.

Subsequent to September 23, 2009, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

Proposal 4: Reorganization of RiverSource Partners Small Cap Growth Fund into Seligman Frontier Fund: As of September 23, 2009, RiverSource Partners Small Cap Growth Fund (the "Selling Fund") had net realized losses (including capital loss carryforwards) equal to approximately 38.3% of its net assets and unrealized gains equal to approximately 8.1% of its net assets. Seligman Frontier Fund ("Buying Fund") had net realized losses (including capital loss carryforwards) equal to approximately 23.3% of its net assets and unrealized losses equal to approximately 0.4% of its net assets. If the Reorganization had occurred on September 23, 2009, the loss limitation rules would have applied to Buying Fund's losses rather than Selling Fund's losses. Therefore, the ability to use Selling Fund's losses to offset gains recognized by the combined Fund would not have been limited (except as required under the proration rule for the taxable year of the Reorganization described above). However, because Selling Fund's losses would have been available to reduce subsequent capital gain distributions to shareholders of the combined Fund, the tax benefit of such losses would have been spread over a larger group of shareholders than if the Reorganization had not occurred, resulting in a potential tax cost to Selling Fund shareholders.

Subsequent to September 23, 2009, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

Proposal 5: Reorganization of Seligman Global Smaller Companies Fund into RiverSource Partners International Small Cap Fund: As of September 23, 2009, Seligman Global Smaller Companies Fund (the "Selling Fund") and RiverSource Partners International Small Cap Fund ("Buying Fund") had net realized losses (including capital loss carryforwards) equal to approximately 94.9% and 57.2% of net assets, respectively, and net unrealized gains equal to 11.5% and 11.6% of net assets, respectively. If the Reorganization had occurred on September 23, 2009, a limitation would have been imposed on the use of Buying Fund's losses, but the ability to use Selling Fund's losses to offset gains realized by the combined Fund would not have been limited (except as required under the proration rule for the taxable year of the Reorganization described above). At the same time, however, Selling Fund's losses would have been available to reduce subsequent capital gain distributions of the combined Fund, spreading the tax benefit of such losses over a larger group of shareholders than if the Reorganization had not occurred, resulting in a potential tax cost to Selling Fund shareholders.

Subsequent to September 23, 2009, Selling Fund expects to experience significant portfolio turnover in connection with the Reorganization. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

Proposal 6: Reorganization of RiverSource Tax-Exempt Money Market Fund into RiverSource Government Money Market Fund: As of September 23, 2009, RiverSource Tax-Exempt Money Market Fund (the "Selling Fund") had negligible capital loss carryforwards and realized gains and no unrealized gains or losses. RiverSource Government Money Market Fund ("Buying Fund") had no capital loss carryforwards, no realized gains or losses, and no unrealized gains or losses. Because neither Fund had a noticeable amount of capital gains or losses (as is common for money market funds due to the nature of their investments), had the Reorganization occurred on September 23, 2009, neither the loss limitation rules nor the blending of tax attributes of the Funds would have had an impact on the amount of distributions to Selling Fund shareholders as compared to if no Reorganization had occurred.

The tax principles described above are not expected to change. However, their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization because of market developments and volatility in the marketplace, any pre-Reorganization realignments or other sales of portfolio securities that might occur or that already have occurred, and shareholder activity in the Funds, among other changes.

Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations shareholders of a Selling Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The Board believes that each proposed Reorganization will be advantageous to Selling Fund and Buying Fund shareholders based on its consideration of the following matters:

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of each Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of each Reorganization. The Board also considered the relative tax situations of each Fund and the resulting tax impact of the Reorganization to Selling Fund shareholders, and noted that the benefits of each Reorganization should outweigh any resulting tax cost to shareholders. With respect to the proposed Reorganization of RiverSource Tax-Exempt Money Market Fund into RiverSource Government Money Market Fund, the Board considered, in particular, the potential impact on shareholders of the Selling Fund once they become Buying Fund shareholders who can expect to receive distributions from the Buying Fund that are taxable for U.S. federal income tax purposes. As a result, the Board reviewed the historical tax equivalent yields of both Funds, noting, in particular, that each Fund currently maintains a similar slight positive yield, which is supported by voluntary expense caps (noted below under "Expense Ratios"). With regard to the tax-free nature of the Reorganization, the Board considered each Fund's relative performance, observing that, as a condition of the tax opinion they were receiving, the combined Fund would be required to continue to hold securities of the Selling Fund and, as a result, the Buying Fund, a U.S. government Fund, would have a portion of its portfolio consist of municipal securities for a short period of time (e.g., until such securities matured). Nevertheless, the following mitigating factors were pointed out, among others: (i) the municipal securities to be transferred are expected to be rated in the highest credit rating category, albeit not U.S. government credit quality; (ii) the transferred holdings would likely mature between 1 and 60 days thereby reducing the impact of any incremental credit risk (the transferred holdings would represent the average maturity of the Selling Fund's portfolio at the time of merger, providing that such average maturity hadn't changed significantly in anticipation of the merger); (iii) the tax equivalent yields on the transferred securities are expected to exceed the Buying Fund's then-current portfolio yield; and (iv) the expense advantages to the Buying Fund that would result from the Reorganization (noted below under "Expense Ratios"). The Boards also accorded weight to the other benefits of the Reorganization described below under "Performance and Other Factors."

 With respect to the Reorganizations of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund and RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund, the Board considered, in particular, the potential tax costs arising from the limitation imposed following the Reorganization on the capital loss carryforwards of each of these Selling Funds (which, in the case of RiverSource Partners Aggressive Growth Fund, are significant). As a result, as described in more detail in the section entitled "Tax Status of the Reorganizations," it is possible that the Reorganization will have the effect of accelerating income taxes (by virtue of distributing additional taxable income) to taxable shareholders of these Funds. The Board observed, however, the following mitigating factors: (i) these Selling Funds, as a result of the Reorganization, are expected to experience expense savings which, over the long term, should outweigh the tax cost to shareholders; and (ii) a majority of these Selling Funds' shareholders are represented by "qualified" accounts that would experience no tax cost as a result of the limitation on capital loss carryforwards. The Board also accorded weight to RiverSource Investments' agreement to further cap the expenses of the combined Funds (as discussed below under "Expense Ratios"). The Boards also accorded weight to the other benefits of each Reorganization described below under "Performance and Other Factors."

- CONTINUITY OF INVESTMENT. The Board took into account the fact that each Selling Fund and the corresponding Buying Fund have similar or identical investment objectives and, except as noted below and as discussed in more detail under each proposal, similar investment strategies:

 Proposal 1: Reorganization of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund: The Board considered that RiverSource Partners Aggressive Growth Fund's investment objective of providing shareholders with long-term capital growth is substantially similar to that of RiverSource Mid Cap Growth Fund, which is to provide shareholders with growth of capital, because each Fund is intended for long-term investors. The Board also took into account the similarity in investment strategies in that both Funds invest primarily in equity securities of medium-sized companies whose market capitalization at the time of purchase falls within the range of the Russell Midcap Growth Index. The Board considered that RiverSource Mid Cap Growth Fund is designed to invest at least 80% of its net assets in equity securities of medium-sized companies, whereas RiverSource Partners Aggressive Growth Fund has no minimum percentage. The Board also took into account that both Funds share common benchmarks, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index. Also, the Board considered that, although both Funds have RiverSource Investments as an investment adviser, RiverSource Partners Aggressive Growth Fund had been subadvised by American Century and Turner.

 Proposal 2: Reorganization of RiverSource Partners Select Value Fund into RiverSource Mid Cap Value Fund: The Board considered that the Funds have an identical investment objective of providing shareholders with long-term growth of capital. The Board also took into account the similarity in investment strategies in that both Funds invest primarily in equity securities of medium-sized companies. The Board considered that RiverSource Mid Cap Value Fund invests at least 80% of its net assets in equity securities of medium-sized companies; whereas, RiverSource Partners Select Value Fund has no specified minimum percentage. The Board considered that both Funds share common benchmarks, the Russell Mid Cap Value Index and the Lipper Mid-Cap Value Funds Index. Also, the Board considered that, although both Funds currently have RiverSource Investments as an investment manager, RiverSource Partners Select Value Fund had been subadvised by Systematic and WEDGE.

 Proposal 3: Reorganization of RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund: The Board considered that the Funds have an identical investment objective of providing shareholders with long-term capital appreciation. The Board also took into account the similarity in investment strategies in that both Funds invest in value stocks of small market companies. The Board considered that RiverSource Partners Small Cap Equity Fund defines small market companies as those that have a market capitalization not greater than that of the largest company in the Russell 2000 Index or the S&P SmallCap 600 Index at the time of investment, whereas Seligman Smaller-Cap Value Fund defines small market companies as those with a market capitalization of $3 billion or less at the time of investment.

 Proposal 4: Reorganization of RiverSource Partners Small Cap Growth Fund into Seligman Frontier Fund: The Board considered that RiverSource Partners Small Cap Growth Fund's investment objective of providing shareholders with long-term capital growth is substantially similar to that of Seligman Frontier Fund, which is to provide shareholders with growth of capital. The Board also took into account the similarity in investment strategies in that both Funds invest primarily in equity securities of small U.S. companies. The Board observed that RiverSource Partners Small Cap Growth Fund invests at least 80% of its net assets in small cap companies; whereas Seligman Frontier Fund invests at least 65% of its net assets in small cap companies. The Board also considered that, although both Funds currently have RiverSource Investments as an investment manager, RiverSource Partners Small Cap Growth Fund had been subadvised by Essex Investment Management and UBS Global Asset Management.

 Proposal 5: Reorganization of Seligman Global Smaller Companies Fund into RiverSource Partners International Small Cap Fund: The Board considered that the Funds have the same investment objectives. The Board took into account that, although both Funds invest in equity securities of smaller non-U.S. companies, Seligman Global Smaller Companies Fund invests 80% in smaller U.S. and non-U.S. companies and may invest in companies domiciled in any country (although it typically invests in developed market countries); whereas, RiverSource Partners International Small Cap Fund invests 80% in small companies whose market capitalization falls within the range of capitalization of companies in the S&P Global ex-U.S. Small Cap Index and may invest in mature markets and in emerging markets. The Board considered that RiverSource Partners International Small Cap Fund invests substantially in non-U.S. companies while Seligman Global Smaller Companies Fund is only required to invest at least 40% of its net assets in such companies. The Board also noted that RiverSource Investments serves as the investment manager for each Fund and is responsible for the oversight of each Fund's subadviser, which provides day-to-day management of each Fund, and that Seligman Global Smaller Companies Fund is

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 subadvised by Wellington and RiverSource Partners International Small Cap Fund
 is subadvised by Batterymarch and Columbia WAM.

 Proposal 6: Reorganization of RiverSource Tax-Exempt Money Market Fund into RiverSource Government Money Market Fund: The Board considered that both Funds have a similar investment objective in that they both seek maximum income consistent with preserving capital and liquidity. However, the Board also considered the key difference that RiverSource Tax-Exempt Money Market Fund, as part of its investment objective, must seek high current income exempt from federal income tax; whereas, the Buying Fund has no such tax-exempt aspect in its objective (or strategy). In this regard, the Board also took into account that RiverSource Tax-Exempt Money Market Fund invests substantially in money market municipal securities (exempt from federal income tax and the alternative minimum tax); whereas, RiverSource Government Money Market Fund invests in money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. In this regard, the Board reviewed the resulting tax implications for Selling Fund shareholders (i.e., becoming shareholders of a Fund that generates income distributions subject to federal income tax) that are discussed above under "Tax Consequences," noting its analysis of current yields of both Funds and historical tax-equivalent yields (as also discussed above under "Tax Consequences"). The Board also observed that RiverSource Tax-Exempt Money Market Fund continues to be faced with a limited supply of investment opportunities in tax-exempt money market instruments which, together with the Fund's relatively higher gross expense ratios, challenges the long-term viability of the Fund.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. Specifically, the Board considered that, as of the end of each Fund's most recent fiscal year, the net expense ratio (reflecting any fee waiver or expense reimbursement because of contractual expense caps) for each Selling Fund's Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares, as applicable (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), except for Seligman Global Smaller Companies Fund Class R2 and Class R5 shares and RiverSource Partners Select Value Fund Class A, Class B and Class C shares, was equal to or higher than the net expense ratio for the corresponding Buying Fund's class of shares (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses). The Board also evaluated the anticipated expense ratio impacts to other share classes of the Buying Funds not involved in the Reorganizations. The Board further noted that the level of any reduction in expense ratio for the Selling Funds would vary by share class. The Board also examined the expense impact of each Reorganization on shareholders of each Buying Fund and, in this regard, observed that, except as noted below, the net expense ratio (excluding any performance incentive adjustment) for each Buying Fund is expected to decrease or remain the same as a result of the relevant Reorganization. More particular considerations (based on analysis of Class A shares, unless otherwise indicated) are set forth below:

 Proposal 1: Reorganization of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund: The Board considered that, based on most recent fiscal year-end data, the gross expense ratio and net expense ratio (reflecting the current contractual fee waiver and expense reimbursement) of RiverSource Partners Aggressive Growth Fund (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) are the same as or higher than the gross expense ratio and net expense ratio of RiverSource Mid Cap Growth Fund. The Board also considered the commitment of the investment manager and its affiliates to waive certain fees and expenses for one year following the effective date of the merger based on the least of (i) RiverSource Mid Cap Growth Fund's expense ratio (before giving effect to any performance incentive adjustment) as of its fiscal year-end on November 30, 2009; (ii) RiverSource Mid Cap Growth Fund's 2010 fiscal year expense cap (including the assets of both RiverSource Mid Cap Growth Fund and RiverSource Partners Aggressive Growth Fund) based on application of the Board's pricing philosophy that it applies when considering renewal of the Fund's investment management services agreement with the investment manager, which results in the total expense ratio of the Fund being set at or below the median expense ratio of mutual funds in the same Lipper comparison group; or
 (iii) RiverSource Partners Aggressive Growth Fund's current expense cap commitment pursuant to which net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, based on this commitment, will not exceed 1.28% for Class A shares. The gross expense ratio of RiverSource Partners Aggressive Growth Fund is expected to decline by at least 0.31%, as a result of the Reorganization. With respect to the Board's review of the expense impact on RiverSource Mid Cap Growth Fund's shareholders, the Board took into account that, although the net expense ratios for the Fund's Class A, Class B and Class C shares would increase slightly after giving effect to the Reorganization, the additional expense cap commitment by the investment manager and its affiliates would have the effect of reducing expenses going forward (or preventing likely future increases).

 Proposal 2: Reorganization of RiverSource Partners Select Value Fund into RiverSource Mid Cap Value Fund: The Board considered that, based on most recent fiscal year-end data, the gross expense ratio and net expense ratio (reflecting a contractual fee waiver and expense reimbursement) of RiverSource Partners Select Value Fund (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) are higher than the respective expense ratios of RiverSource Mid Cap Value Fund (except for Class A, Class B and Class C shares), which currently does

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 not have an expense cap. The Board observed current expense trends and considered the commitment of the investment manager and its affiliates to waive certain fees and expenses for one year following the effective date of the Reorganization based on the least of (i) RiverSource Mid Cap Value Fund's expense ratio (before giving effect to any performance incentive adjustment) as of its fiscal year-end on September 30, 2009, which was 1.31% for Class A shares; or (ii) RiverSource Mid Cap Value Fund's 2010 fiscal year expense cap (including the assets of both RiverSource Mid Cap Value Fund and RiverSource Partners Select Value Fund) based on application of the Board's pricing philosophy that it applies when considering renewal of the Fund's investment management services agreement with the investment manager, which would result in the total expense ratio of the Fund being set at or below the median expense ratio of mutual funds in the same Lipper comparison group, and that the gross expense ratio of RiverSource Partners Select Value Fund is expected to decline by at least 0.34%, the net expenses of RiverSource Partners Select Value Fund (for Class A and Class B shares only) are expected to increase by no more than 0.03% (before giving effect to any applicable performance incentive adjustment), as a result of the Reorganization. With respect to the Board's review of the expense impact on RiverSource Mid Cap Value Fund's shareholders, the Board took into account that, although the net expense ratios for the Fund's Class A, Class B and Class C shares would increase slightly, the increase likely would have occurred irrespective of the Reorganization (based on current assets of the Fund), and the additional expense cap commitment by the investment manager and its affiliates would have the effect of reducing expenses going forward (or preventing likely future increases).

 Proposal 3: Reorganization of RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund: The Board considered that, based on most recent fiscal year-end data, the gross expense ratio and net expense ratio (reflecting a contractual fee waiver and expense reimbursement) of RiverSource Partners Small Cap Equity Fund (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) are higher than or the same as the gross expense ratio and net expense ratio of Seligman Smaller-Cap Value Fund. The Board also considered the commitment of the investment manager and its affiliates to waive certain fees and expenses for one year following the effective date of the merger based on the least of
 (i) Seligman Smaller-Cap Value Fund's expense ratio (before giving effect to any performance incentive adjustment) as of its fiscal year-end on December 31, 2009; (ii) Seligman Smaller-Cap Value Fund's 2010 fiscal year expense cap (including the assets of both Seligman Smaller-Cap Value Fund and RiverSource Partners Small Cap Equity Fund) based on application of the Board's pricing philosophy that it applies when considering renewal of the Fund's investment management services agreement with the investment manager, which would result in the total expense ratio of the Fund being set at or below the median expense ratio of mutual funds in the same Lipper comparison group; or (iii) RiverSource Partners Small Cap Equity Fund's current expense cap commitment pursuant to which net fund expenses (excluding fees and expenses of acquired funds) before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class A shares, and that, based on this commitment, the gross expense ratio of RiverSource Partners Small Cap Equity Fund is expected to decrease by at least 0.03% and there would be no change to net expenses as a result of the Reorganization. The Board also took into account that shareholders of RiverSource Partners Small Cap Equity Fund are subject to a performance incentive arrangement, which could potentially impact the Fund's expenses while Seligman Smaller-Cap Value Fund has no such arrangement.

 Proposal 4: Reorganization of RiverSource Partners Small Cap Growth Fund into Seligman Frontier Fund: The Board observed that, based on most recent fiscal year-end data, although the gross expense ratio of RiverSource Partners Small Cap Growth Fund (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) is expected to increase by 0.34% as a result of the Reorganization, the net expense ratio would be the same (no increase) as a result of the commitment to waive fees and cap expenses by the investment manager and its affiliates at 1.51% for Class A. The Board also took into account that shareholders of RiverSource Partners Small Cap Growth Fund are subject to a performance incentive arrangement, which could potentially impact the Fund's expenses, while Seligman Frontier Fund has no such arrangement.

 Proposal 5: Reorganization of Seligman Global Smaller Companies Fund into RiverSource Partners International Small Cap Fund: The Board noted that, based on most recent fiscal year-end data, although the gross expense ratio (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) of Seligman Global Smaller Companies Fund, is expected to increase by 0.44%, the net expense ratio would decline by 0.30%, as a result of the commitment to waive fees and cap expenses by the investment manager and its affiliates at 1.75% for Class A shares, as a result of the Reorganization. The Board also observed that Seligman Global Smaller Companies Fund Class R2 and Class R5 shares would each experience a modest increase in net expenses as a result of the Reorganization. Further, the Board took into account that shareholders of RiverSource Partners International Small Cap Fund are subject to a performance incentive arrangement, which could potentially impact the Fund's expenses, while Seligman Global Smaller Companies Fund has no such arrangement.

 Proposal 6: Reorganization of RiverSource Tax-Exempt Money Market Fund into RiverSource Government Money Market Fund: The Board noted that, based on most recent fiscal year-end data, although the gross expense ratio (excluding certain applicable fees and expenses) of RiverSource Tax-Exempt Money Market Fund is expected to increase by 0.23% as a result

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

 of the Reorganization, the net expense ratio would decline by 0.02% as a result of the Reorganization based on the commitment by the investment manager and its affiliates to waive fees and cap expenses based on the least of: (i) the current contractual expense cap for RiverSource Government Money Market Fund, which is 0.66%; or (ii) RiverSource Government Money Market Fund's expense cap (including the assets of the combined Fund) after applying the Board's pricing philosophy that it applies when considering renewal of the Fund's investment management services agreement with RiverSource Investments (which would result in the total expense ratio of the Fund being set at or below the median expense ratio of mutual funds in the same Lipper comparison group). In this regard, it was noted that since the current contractual expense cap for RiverSource Government Money Market Fund is lower than its expense cap after applying the Board's pricing philosophy, RiverSource Investments and its affiliates have agreed to waive fees and cap expenses at 0.66%.

- ECONOMIES OF SCALE. The Board observed that by combining the Funds, in addition to potential immediate economies of scale of a larger fund, the combined Fund would be able to take advantage of other economies of scale associated with a larger fund. For example, a larger fund may realize breakpoints more quickly, it should have an enhanced ability to effect portfolio transactions on more favorable terms and may have greater investment flexibility. Furthermore, the Board also considered that higher aggregate net assets resulting from each Reorganization and the opportunity for net cash inflows (or reduced outflows) may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses, such as audit expenses and accounting expenses that are charged on a per Fund basis, become a larger percentage of net assets.

- COSTS. The Board considered the fact that the investment manager and its affiliates have agreed to bear all solicitation expenses associated with each Reorganization and to bear any other costs of effecting each Reorganization (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization).

- DILUTION. The Board considered the fact that the Reorganization will not dilute the interests of the current shareholders because it would be effected on the basis of the relative net asset value per share of the Selling Fund and Buying Fund, respectively. Thus, for example, a Class A shareholder of a Selling Fund will receive Class A shares of the corresponding Buying Fund equal in value to his or her Class A shares in the Selling Fund at the time of the Reorganization.

- PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of each of the Funds, noting, however, that past performance is no guarantee of future results. The Board also considered the fact that the Reorganizations should allow for a more concentrated selling effort by the Funds' distributor, thereby potentially benefiting each of the Funds, and that reduced outflows or increased inflows could help all Fund shareholders achieve further economies of scale (see "Economies of Scale" above). The Board further took into account the investment manager's belief that each Selling Fund, as a stand-alone fund, was less likely to experience any growth in assets from investor inflows in the near term. In particular, for each Reorganization the Board observed:

 Proposal 1: Reorganization of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund: The Board observed the generally stronger track record of RiverSource Mid Cap Growth Fund, but noted that both RiverSource Partners Aggressive Growth Fund and RiverSource Mid Cap Growth Fund are currently run by the same management team, and, thus, their respective performance, going forward, absent the Reorganization, would be substantially similar given the similar objectives and strategies of the Funds. The Board noted the weak asset levels of RiverSource Partners Aggressive Growth Fund and its relative weak prospects for asset growth, particularly compared to RiverSource Mid Cap Growth Fund. The Board accorded particular weight to the fact that RiverSource Mid Cap Growth Fund was more than 2 times the size of RiverSource Partners Aggressive Growth Fund.

 Proposal 2: Reorganization of RiverSource Partners Select Value Fund into RiverSource Mid Cap Value Fund: The Board noted that the performance of RiverSource Mid Cap Value Fund over the long term was generally stronger that the performance of RiverSource Partners Select Value Fund (both on a relative basis and when compared to their respective peer groups) and that both RiverSource Partners Select Value Fund and RiverSource Mid Cap Value Fund are currently run by the same management team, and, thus, their respective performance, going forward, absent the Reorganization, would be substantially similar given the similar objectives and strategies of the Funds. The Board also noted the relative weak prospects for asset growth for RiverSource Partners Select Value Fund compared to RiverSource Mid Cap Value Fund. The Board accorded particular weight to the fact that RiverSource Mid Cap Value Fund was more than 6 times the size of RiverSource Partners Select Value Fund.

 Proposal 3: Reorganization of RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund: The Board observed that the performance of RiverSource Partners Small Cap Equity Fund is similar to Seligman Smaller-Cap Value Fund and that both Funds are currently managed by the same investment management team; however, absent the Reorganization, RiverSource Partners Small Cap Equity Fund has weak prospects for asset growth compared to Seligman Smaller-Cap Value Fund. The Board accorded particular weight to the fact that Seligman Smaller-Cap Value Fund was 3 times the size of RiverSource Partners Small Cap Equity Fund.


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

 Proposal 4: Reorganization of RiverSource Partners Small Cap Growth Fund into Seligman Frontier Fund: The Board observed that the performance of RiverSource Partners Small Cap Growth Fund is similar to Seligman Frontier Fund and that both Funds are currently managed by the same investment management team; however, absent the Reorganization, RiverSource Partners Small Cap Growth Fund has weak prospects for asset growth compared to Seligman Frontier Fund.

 Proposal 5: Reorganization of Seligman Global Smaller Companies Fund into RiverSource Partners International Small Cap Fund: The Board observed that the performance of RiverSource Partners International Small Cap Fund was competitive, though not as good as the performance of Seligman Global Smaller Companies Fund.

 Proposal 6: Reorganization of RiverSource Tax-Exempt Money Market Fund into RiverSource Government Money Market Fund: The Board observed that, in the current market conditions, both Funds are being capped to maintain a positive yield. The Board also noted that RiverSource Tax-Exempt Money Market Fund is small and, unless money market rates change significantly, the Fund is likely to continue experiencing net outflows, further reducing assets and increasing Fund expenses.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board considered the potential benefits from the Reorganizations that could be realized by the investment manager and its affiliates, including the elimination of expenses incurred in duplicative efforts to administer separate Funds. The Board also noted, however, that shareholders of each Selling Fund are expected to benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganizations in addition to the other benefits discussed above.

BOARD DETERMINATIONS

After considering the factors described above and other relevant information, at a meeting held on November 12, 2009, each Selling Fund Board, and each Buying Fund including a majority of the independent Board members, found that participation in the relevant Reorganization is in the best interests of each Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

BOARD RECOMMENDATION AND REQUIRED VOTE

The Board recommends that shareholders of each Selling Fund approve its proposed Agreement.

For RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund, the Agreement must be approved by a majority of the voting power of all shares entitled to vote.

For Seligman Global Smaller Companies Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in the 1940 Act as the affirmative vote of the lesser of
(a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Selling Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding shares of the Selling Fund.

If the Agreement is not approved for any Selling Fund, the Board will consider what further action should be taken with respect to such Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of their Selling Fund, it is anticipated to occur before the end of the second quarter of 2010.


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SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Reference to the "Fund" in this section is a reference to each Selling Fund. References to the "RiverSource Selling Funds" in this section are references to RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund. References to the "Seligman Selling Fund" in this section are references to Seligman Global Smaller Companies Fund.

VOTING. Shareholders of record of each of RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund on Jan. 15, 2010 are entitled to vote based on their total dollar interest in the Fund irrespective of which class they own. Shareholders of record of Seligman Global Smaller Companies Fund on Jan. 15, 2010 are entitled to vote based on the number of shares they own in the Fund irrespective of which class they own. Unless otherwise restricted by the 1940 Act or by applicable state law, all share classes of a Selling Fund will vote together as a class on its proposed Reorganization.

A quorum is required to take action at the Meeting. With respect to the RiverSource Selling Funds, the presence at the Meeting, in person or by proxy, of shareholders entitled to cast at least ten percent (10%) of the shares outstanding and entitled to vote at the Meeting shall constitute a quorum. With respect to the Seligman Selling Fund, the presence at the Meeting, in person or by proxy, of at least one-third of all shares outstanding and entitled to vote at the Meeting shall constitute a quorum.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

If your shares are held in an IRA account with Ameriprise Trust Company as custodian, you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as other Fund shareholders have voted.

PROXY SOLICITATION. If you properly authorize your proxy by internet, telephone or facsimile, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your votes will be cast at the Meeting, and at any postponement or adjournment thereof. If you give instructions, your votes will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your votes will be cast in favor of the Reorganization of your Fund.

PROXY STATEMENT DELIVERY. "Householding" is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Fund who share a common address and who have not opted out of the householding process may receive a single copy of the proxy statement along with the proxy card(s). If you received more than one copy of the proxy statement, you may elect to household in the future if permitted by your financial intermediary/financial institution. Contact the financial intermediary/financial institution through which you purchased the Fund to determine whether householding is an option for your account. If you received a single copy of the proxy statement, you may opt out of householding in the future by contacting your financial intermediary/financial institution.

An additional copy of this proxy statement may be obtained by writing to the following address: Computershare Fund Services, c/o Operation Department, 280 Oser Ave., Hauppauge, NY 11788 or calling Computershare Fund Services, toll free at 1(866) 859-8682.

REVOKING YOUR PROXY. If you execute, date and submit a proxy card with respect to your Fund, you may revoke your proxy prior to the voting thereof by providing written notice to your Fund (Attention: Secretary) at 50606 Ameriprise Financial Center, Minneapolis, MN 55474 or change your instructions by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet, telephone or facsimile on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet, telephone or facsimile, you may change your instructions prior to the voting thereof by authorizing a subsequent proxy by internet, telephone or facsimile or by completing, signing and returning a proxy card dated as of a date that is later than your last internet, telephone or facsimile proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

SIMULTANEOUS MEETINGS. The meeting for each Fund will be held simultaneously with the meeting for each other Fund, with each Reorganization being voted on separately by the shareholders of the relevant Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time after the Meeting so that a meeting for that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.


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SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The investment manager will pay the expenses of the solicitation. Supplementary solicitations may be made by internet, telephone or facsimile, or by personal contact. Computershare Fund Services has been engaged to assist in the solicitation of proxies, at an aggregate estimated cost of $116,000.

SHAREHOLDER PROPOSALS. No proposals were received from shareholders. The Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal at a Fund's next special meeting, which may not be included in the Fund's proxy materials, must notify the relevant Fund a reasonable amount of time before the Fund begins to print and mail its proxy materials. The fact that a Fund receives a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, as there are other requirements in the proxy rules relating to such inclusion.

DISSENTERS' RIGHT OF APPRAISAL FOR RIVERSOURCE SELLING FUNDS. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, the RiverSource Selling Funds' shareholders are entitled to assert dissenters' rights in connection with their Selling Fund's Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit B.

Notwithstanding the provision of Minnesota law, the SEC has taken the position that the use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the RiverSource Selling Funds intend to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

ADJOURNMENT. With respect to the RiverSource Selling Fund Reorganizations, in the event that not enough votes are received by the time scheduled for the Meeting, the persons named as proxies may move for one or more adjournments of the Meeting for a period of not more than 120 days of the original record date for the Meeting in the aggregate to allow further solicitation of shareholders on the proposal. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the Meeting. With respect to the Seligman Selling Fund Reorganization, if not enough votes are received by the time scheduled for the Meeting, or, even if a quorum is present, if sufficient votes in favor of any Reorganization are not received and tabulated prior to the time scheduled for the Meeting, the chairman of the Meeting may adjourn the Meeting, with no notice other than an announcement at the Meeting, to a date not later than the 120th day after the original record date for the Meeting to allow further solicitation of shareholders on the proposed Reorganization.

If insufficient votes are received by the time of the Meeting, the persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposal. They will vote against any adjournment those shares that have voted against the proposal. A shareholder vote may be taken on one or more of the proposals in this proxy statement prior to adjournment if sufficient votes have been received with respect to that particular proposal(s), and may adjourn with respect to those proposals for which sufficient votes have not yet been received.

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Buying Funds and Selling Funds (all information is shown for the last fiscal year unless noted otherwise):

TABLE     CONTENT
 C-1      Actual and pro forma capitalization of each Selling Fund and each Buying Fund
 C-2      Actual and pro forma ownership of Fund shares
 C-3      Financial Highlights of each Buying Fund


THE FUNDS' INVESTMENT MANAGER AND DISTRIBUTOR. RiverSource Investments, LLC, 200 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the investment manager for each Fund. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the distributor for each Fund.

CAPITALIZATION OF SELLING FUNDS AND BUYING FUNDS

The following table shows the capitalization of the Funds as of Jan. 15, 2010 and on a pro forma basis, assuming the proposed Reorganization had taken place. The pro forma combined net assets are determined by adding the net assets of the Selling Fund and the net assets of the Buying Fund. The pro forma combined shares outstanding are determined by dividing the net assets of the Selling Fund by the net asset value per share of the Buying Fund and adding the actual shares outstanding of the Buying Fund.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF EACH SELLING FUND AND EACH BUYING FUND

                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (ACTUAL)
  (SELLING FUND)
Class A                                                    $238,359,699       $7.67           31,095,682
Class B                                                      25,356,386        7.28            3,482,492
Class C                                                       1,917,584        7.29              263,179
Class I                                                      85,702,669        7.85           10,913,945
Class R2                                                         98,754        7.64               12,926
Class R3                                                         24,623        7.72                3,189
Class R4                                                         76,864        7.79                9,873
Class R5                                                          4,467        7.81                  572
RIVERSOURCE MID CAP GROWTH FUND (ACTUAL) (BUYING FUND)
Class A                                                    $593,883,377       $9.32           63,740,594
Class B                                                      53,956,353        7.74            6,973,426
Class C                                                       9,144,449        7.74            1,180,932
Class I                                                      77,589,463        9.82            7,904,737
Class R4                                                      4,428,613        9.60              461,084
RIVERSOURCE MID CAP GROWTH FUND (PRO FORMA COMBINED)
Class A                                                    $832,243,076       $9.32           89,315,669
Class B                                                      79,312,739        7.74           10,249,445
Class C                                                      11,062,033        7.74            1,428,682
Class I                                                     163,292,132        9.82           16,632,096
Class R2*                                                        98,754        9.32               10,596
Class R3*                                                        24,623        9.32                2,642
Class R4                                                      4,505,477        9.60              469,091
Class R5*                                                         4,467        9.82                  455


    *The inception date for Class R2, Class R3 and Class R5 shares of
     RiverSource Mid Cap Growth Fund is expected to be in the first quarter of 2010.

                                                                          NET ASSET VALUE
FUND                                                        NET ASSETS       PER SHARE     SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SELECT VALUE FUND (ACTUAL) (SELLING
  FUND)
Class A                                                   $  195,665,664       $4.00            48,867,539
Class B                                                       32,983,209        3.84             8,589,282
Class C                                                        4,171,131        3.82             1,090,851
Class I                                                       64,256,119        4.06            15,815,901
Class R4                                                          74,458        4.03                18,466
RIVERSOURCE MID CAP VALUE FUND (ACTUAL) (BUYING FUND)
Class A                                                   $1,364,181,435       $6.57           207,791,540
Class B                                                      105,398,609        6.34            16,627,457
Class C                                                       44,184,836        6.33             6,979,127
Class I                                                       48,425,064        6.66             7,270,782
Class R4                                                     376,040,149        6.60            56,969,128
RIVERSOURCE MID CAP VALUE FUND (PRO FORMA COMBINED)
Class A                                                   $1,559,847,099       $6.57           237,573,224
Class B                                                      138,381,818        6.34            21,829,856
Class C                                                       48,355,967        6.33             7,638,073
Class I                                                      112,681,183        6.66            16,918,848
Class R4                                                     376,114,607        6.60            56,980,410



                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (ACTUAL)
  (SELLING FUND)
Class A                                                    $125,409,032       $ 4.49          27,957,631
Class B                                                      11,405,729         4.19           2,721,254
Class C                                                       1,565,862         4.18             374,631
Class I                                                           7,845         4.55               1,724
Class R4                                                      2,775,679         4.56             608,611
SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING FUND)
Class A                                                    $227,638,422       $13.02          17,481,033
Class B                                                      27,334,221        11.53           2,370,639
Class C                                                      47,846,271        11.54           4,145,004
Class I                                                       6,516,153        13.81             471,820
Class R4                                                         44,098        13.79               3,197
SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA COMBINED)
Class A                                                    $353,047,454       $13.02          27,113,063
Class B                                                      38,739,950        11.53           3,359,861
Class C                                                      49,412,133        11.54           4,280,694
Class I                                                       6,523,998        13.81             472,388
Class R4                                                      2,819,777        13.79             204,479



                                                                        NET ASSET VALUE
FUND                                                        NET ASSETS     PER SHARE     SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (ACTUAL)
  (SELLING FUND)
Class A                                                    $49,555,409       $3.22           15,401,363
Class B                                                     11,458,075        2.96            3,875,750
Class C                                                      2,092,587        2.96              707,057
Class I                                                     44,428,227        3.35           13,278,753
Class R2                                                         3,078        3.24                  951
Class R3                                                         3,104        3.26                  951
Class R4                                                       143,016        3.27               43,720
Class R5                                                         3,137        3.30                  951

                                                                        NET ASSET VALUE
FUND                                                        NET ASSETS     PER SHARE     SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER FUND (ACTUAL) (BUYING FUND)
Class A                                                    $25,277,922       $9.19            2,750,732
Class B                                                      1,180,376        7.37              160,092
Class C                                                      9,705,421        7.41            1,309,955
Class I                                                      1,120,790        9.76              114,806
Class R2                                                        92,961        9.02               10,301
Class R3                                                         5,629        9.04                  623
Class R4                                                        12,970        9.75                1,330
Class R5                                                       767,179        9.76               78,601
SELIGMAN FRONTIER FUND (PRO FORMA COMBINED)
Class A                                                    $74,833,331       $9.19            8,143,051
Class B                                                     12,638,451        7.37            1,714,783
Class C                                                     11,798,008        7.41            1,592,355
Class I                                                     45,549,017        9.76            4,666,878
Class R2                                                        96,039        9.02               10,642
Class R3                                                         8,733        9.04                  966
Class R4                                                       155,986        9.75               15,998
Class R5                                                       770,316        9.76               78,922



                                                                        NET ASSET VALUE
FUND                                                        NET ASSETS     PER SHARE     SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES FUND (ACTUAL) (SELLING
  FUND)
Class A                                                    $50,005,809       $11.98           4,172,679
Class B                                                      1,917,701         9.95             192,745
Class C                                                     24,056,415        10.03           2,398,826
Class R2                                                     1,526,360        11.76             129,802
Class R5                                                       861,711        12.76              67,515
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
  (ACTUAL) (BUYING FUND)
Class A                                                    $26,313,131       $ 5.54           4,751,524
Class B                                                      4,289,610         5.31             808,593
Class C                                                        523,056         5.30              98,708
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (PRO
  FORMA COMBINED)
Class A                                                    $76,318,940       $ 5.54          13,777,843
Class B                                                      6,207,311         5.31           1,169,742
Class C                                                     24,579,471         5.30           4,637,654
Class R2*                                                    1,526,360         5.54             275,516
Class R5*                                                      861,711         5.63             153,057


    *The inception date for Class R2 and Class R5 shares of RiverSource Partners
     International Small Cap Fund is expected to be in the first quarter of 2010.

                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (ACTUAL)
  (SELLING FUND)
Class A*                                                   $ 74,497,723       $1.00            74,530,099
RIVERSOURCE GOVERNMENT MONEY MARKET FUND (ACTUAL) (BUYING
  FUND)
Class A                                                    $ 88,609,477       $1.00            88,620,349
RIVERSOURCE GOVERNMENT MONEY MARKET FUND (PRO FORMA
  COMBINED)
Class A                                                    $163,107,200       $1.00           163,118,072


    *The single class of shares of RiverSource Tax-Exempt Money Market Fund is referred to as Class A shares.

OWNERSHIP OF SELLING FUND AND BUYING FUND SHARES

The following table provides information on shareholders who owned more than 5% of any class of each Fund's outstanding shares as of Nov. 30, 2009. As of Nov. 30, 2009, officers and directors of each Fund, as a group, owned less than 1% of the outstanding shares of any class of such Fund.

TABLE C-2. ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

                                                                                         PERCENT OF
                                                                             PERCENT     SHARES HELD
                                                                            OF SHARES   FOLLOWING THE
FUND       5% OWNERS                                                           HELD    REORGANIZATION
-----------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (SELLING FUND)
Class A    None                                                                  N/A           N/A
Class B    None                                                                  N/A           N/A
Class C    None                                                                  N/A           N/A
Class I    RiverSource Portfolio Builder Moderate Aggressive Fund             31.47%           N/A
           RiverSource Portfolio Builder Moderate Fund                        27.05%           N/A
           RiverSource Portfolio Builder Aggressive Fund                      16.62%           N/A
           RiverSource Portfolio Builder Total Equity Fund                    15.72%           N/A
           RiverSource Portfolio Builder Moderate Conservative Fund            6.78%           N/A
Class R2   GWFS Equities Inc., Greenwood Village, CO                          95.55%           N/A
Class R3   MG Trust Company FBO Body Masters, Inc., Denver, CO                52.61%           N/A
           MG Trust Company FBO Central Jersey Collision, Denver, CO          28.91%           N/A
           RiverSource Investments, LLC (RiverSource Investments),
           Minneapolis, MN                                                    18.48%           N/A
Class R4   Charles Schwab & Co., Inc. (Charles Schwab), a brokerage firm
           in San Francisco, CA                                               87.44%           N/A
           Matrix Capital Bank MSCS, Denver CO                                 7.11%           N/A
           RiverSource Investments                                             5.45%           N/A
Class R5   RiverSource Investments                                           100.00%           N/A
RIVERSOURCE MID CAP GROWTH FUND (BUYING FUND)
Class A    Charles Schwab                                                      6.71%         4.78%
Class B    None                                                                  N/A           N/A
Class C    Morgan Stanley & Co. (Morgan Stanley), Jersey City, NJ              5.39%         4.41%
Class I    RiverSource Portfolio Builder Moderate Aggressive Fund             31.64%        31.55%
           RiverSource Portfolio Builder Moderate Fund                        27.14%        27.10%
           RiverSource Portfolio Builder Aggressive Fund                      16.53%        16.58%
           RiverSource Portfolio Builder Total Equity Fund                    15.52%        15.63%
           RiverSource Portfolio Builder Moderate Conservative Fund            6.82%         6.80%
Class R2*  GWFS Equities Inc., Greenwood Village, CO                             N/A        95.54%
Class R3*  MG Trust Company FBO Body Masters, Inc., Denver, CO                   N/A        52.59%
           MG Trust Company FBO Central Jersey Collision, Denver, CO             N/A        28.90%
           RiverSource Investments                                               N/A        18.47%
Class R4   Wachovia Bank NA (Wachovia Bank), Charlotte, NC                    83.28%        81.23%
           US Bank NA, Milwaukee, WI                                           7.83%         7.64%
           Charles Schwab                                                      7.49%         9.45%
           Matrix Capital Bank MSCS, Denver CO                                   N/A         0.17%
           RiverSource Investments                                               N/A         0.13%
Class R5*  RiverSource Investments                                               N/A       100.00%


    *Note: Class R2, Class R3 and Class R5 shares are being added to RiverSource
     Mid Cap Growth Fund in connection with the Reorganization.

                                                                                         PERCENT OF
                                                                             PERCENT     SHARES HELD
                                                                            OF SHARES   FOLLOWING THE
FUND      5% OWNERS                                                            HELD    REORGANIZATION
-----------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SELECT VALUE FUND (SELLING FUND)
Class A   Charles Schwab                                                       5.75%           N/A
Class B   None                                                                   N/A           N/A
Class C   None                                                                   N/A           N/A
Class I   RiverSource Portfolio Builder Moderate Aggressive Fund              29.83%           N/A
          RiverSource Portfolio Builder Moderate Fund                         25.19%           N/A
          RiverSource Portfolio Builder Total Equity Fund                     18.43%           N/A
          RiverSource Portfolio Builder Aggressive Fund                       18.07%           N/A
          RiverSource Portfolio Builder Moderate Conservative Fund             6.32%           N/A
Class R4  Charles Schwab                                                      87.09%           N/A
          RiverSource Investments                                             12.91%           N/A
RIVERSOURCE MID CAP VALUE FUND (BUYING FUND)
Class A   Charles Schwab                                                      31.79%        27.76%
          Prudential Investment Management Services LLC, Newark, NJ           15.09%        13.18%
Class B   None                                                                   N/A           N/A
Class C   Merrill Lynch, Pierce Fenner & Smith Inc. (MLFP&S),
          Jacksonville, FL                                                    17.81%       16.26%
          Citigroup Global Markets (Citigroup), Owings Mills, MD               5.53%         5.05%
Class I   RiverSource Portfolio Builder Moderate Aggressive Fund              29.75%        24.94%
          RiverSource Portfolio Builder Moderate Fund                         25.23%        25.22%
          RiverSource Portfolio Builder Total Equity Fund                     18.44%        13.23%
          RiverSource Portfolio Builder Aggressive Fund                       18.08%        23.09%
          RiverSource Portfolio Builder Moderate Conservative Fund             6.30%        11.37%
Class R4  John Hancock Live Insurance Company, Buffalo, NY                    22.71%        22.71%
          Wachovia Bank                                                       16.76%        16.76%
          ING Life Insurance and Annuity, Hartford, CT                        18.43%        18.44%
          NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans     9.73%         9.73%
          Charles Schwab                                                         N/A         0.02%
          RiverSource Investments                                                N/A             *


    *Less than 1%

                                                                                         PERCENT OF
                                                                             PERCENT     SHARES HELD
                                                                            OF SHARES   FOLLOWING THE
FUND      5% OWNERS                                                            HELD    REORGANIZATION
-----------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (SELLING FUND)
Class A   Charles Schwab                                                       5.23%          N/A
Class B   None                                                                   N/A          N/A
Class C   None                                                                   N/A          N/A
Class I   RiverSource Investments                                            100.00%          N/A
Class R4  Wachovia Bank                                                       95.18%          N/A
SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)
Class A   Charles Schwab                                                         N/A        1.84%
Class B   None                                                                   N/A          N/A
Class C   MLPF&S                                                              33.44%       32.30%
Class I   RiverSource Portfolio Builder Total Equity Fund                     74.75%       74.69%
          RiverSource Portfolio Builder Aggressive Fund                       25.11%       25.09%
          RiverSource Investments                                                N/A        0.12%
Class R4  Wachovia Bank                                                          N/A       93.76%
          Charles Schwab                                                      89.04%        1.36%
          RiverSource Investments                                             10.96%        0.17%

                                                                                         PERCENT OF
                                                                             PERCENT     SHARES HELD
                                                                            OF SHARES   FOLLOWING THE
FUND      5% OWNERS                                                            HELD    REORGANIZATION
-----------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (SELLING FUND)*
Class A   Charles Schwab                                                       6.71%           N/A
Class B   None                                                                   N/A           N/A
Class C   None                                                                   N/A           N/A
Class I   RiverSource Portfolio Builder Moderate Aggressive Fund              30.76%           N/A
          RiverSource Portfolio Builder Moderate Fund                         25.75%           N/A
          RiverSource Portfolio Builder Aggressive Fund                       18.49%           N/A
          RiverSource Portfolio Builder Total Equity Fund                     16.28%           N/A
          RiverSource Portfolio Builder Moderate Conservative Fund             6.44%           N/A
Class R2  RiverSource Investments                                            100.00%           N/A
Class R3  RiverSource Investments                                            100.00%           N/A
Class R4  Charles Schwab                                                      99.08%           N/A
Class R5  RiverSource Investments                                            100.00%           N/A
SELIGMAN FRONTIER FUND (BUYING FUND)*
Class A   MLPF&S                                                               9.02%         3.06%
          Charles Schwab                                                         N/A         4.44%
Class B   Citigroup                                                            7.06%         0.67%
          State Street Bank and Trust FBO Iris Somerstein Simple IRA,
          Miami, FL                                                            5.48%         0.52%
          State Street Bank and Trust FBO Ronald Hersey Simple IRA, Avon,
          MA                                                                   5.07%         0.48%
Class C   MLPF&S                                                              21.86%        18.01%
Class I   RiverSource Portfolio Builder Total Equity Fund                     99.50%        18.38%
          RiverSource Portfolio Builder Moderate Aggressive Fund                 N/A        29.96%
          RiverSource Portfolio Builder Moderate Fund                            N/A        25.07%
          RiverSource Portfolio Builder Aggressive Fund                          N/A        18.01%
          RiverSource Portfolio Builder Moderate Conservative Fund               N/A         6.27%
Class R2  MLPF&S                                                              63.03%        61.00%
          Frontier Trust Company FBO, Fargo, ND (Frontier Trust), FBO
          Financial Network Audit, LLC                                        14.43%        13.96%
          RiverSource Investments                                              9.37%        12.32%
          Frontier Trust FBO C. Anthony Phillips Accountancy 401K              6.59%         6.37%
          Frontier Trust FBO Dedicated Systems Inc. 401K                       6.18%         5.98%
Class R3  RiverSource Investments                                            100.00%       100.00%
Class R4  RiverSource Investments                                             51.23%         3.68%
          Charles Schwab                                                      48.77%        95.61%
Class R5  Grammar Fisher Foundation, Easton, MD                               67.75%        67.47%
          Patricks Plain (Patricks Plain), Easton, MD                         29.23%        29.12%
          RiverSource Investments                                                N/A         0.45%


    *The combination of RiverSource Investments' initial capital investment
     (seed accounts) and RiverSource Portfolio Builder Funds (affiliated "funds-of-funds"), investment in Class I shares of RiverSource Partners Small Cap Growth Fund, represents aggregate ownership of 38.54% of the Fund. RiverSource Investments (investment manager of RiverSource Partners Small Cap Growth Fund and the funds-of-funds) do not invest in the Fund for the purposes of exercising control. However, since these ownership interests may be significant, in excess of 25% of the Fund, such that these entities may be deemed to control the Fund, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the funds-of-funds' Boards of Directors (which votes proxies for the funds-of-funds) vote on the proposal in the same proportion that other shareholders vote on the proposal. If the Reorganization is approved, RiverSource Investments and the funds-of-funds will own 27.63% of Seligman Frontier Fund.

                                                                                           PERCENT OF
                                                                               PERCENT     SHARES HELD
                                                                              OF SHARES   FOLLOWING THE
FUND         5% OWNERS                                                           HELD    REORGANIZATION
-------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES FUND (SELLING FUND)
Class A      MLPF&S                                                             11.35%          N/A
Class B      MLPF&S                                                             13.27%          N/A
             Morgan Stanley                                                      6.73%          N/A
Class C      MLPF&S                                                             18.31%          N/A
Class R2     Frontier Trust FBO EFK Moen 401K                                   19.71%          N/A
             Frontier Trust FBO Edwards Sales Corporation 401K                  12.72%          N/A
             Frontier Trust FBO B & L Corporation 401K                          10.51%          N/A
             Frontier Trust FBO Physicians Care 401K                            10.33%          N/A
             Frontier Trust FBO Dedicated Systems Inc. 401K                      8.79%          N/A
             Frontier Trust FBO C. Anthony Phillips Accountancy 401K             7.81%          N/A
             Frontier Trust FBO Financial Network Audit, LLC 401K                7.25%          N/A
             Frontier Trust FBO General Truck Sales Corp. 401K                   6.58%          N/A
             Frontier Trust FBO Fulton Communications 401K                       5.64%          N/A
             Frontier Trust FBO Signature Mixed Use, LLC 401K                    5.42%          N/A
Class R5     Patricks Plain                                                     92.85%          N/A
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (BUYING FUND)*
Class A      Charles Schwab                                                      9.01%        3.07%
             MLPF&S                                                                N/A        7.48%
Class B      MLPF&S                                                                N/A        4.01%
             Morgan Stanley                                                        N/A        2.04%
Class C      Morgan Stanley                                                     14.62%        0.31%
             MLPF&S                                                                N/A       17.73%
Class R2(#)  Frontier Trust FBO EFK Moen 401K                                      N/A       19.70%
             Frontier Trust FBO Edwards Sales Corporation 401K                     N/A       12.71%
             Frontier Trust FBO B & L Corporation 401K                             N/A       10.50%
             Frontier Trust FBO Physicians Care 401K                               N/A       10.32%
             Frontier Trust FBO Dedicated Systems Inc. 401K                        N/A        8.79%
             Frontier Trust FBO C. Anthony Phillips Accountancy 401K               N/A        7.81%
             Frontier Trust FBO Financial Network Audit, LLC 401K                  N/A        7.25%
             Frontier Trust FBO General Truck Sales Corp. 401K                     N/A        6.58%
             Frontier Trust FBO Fulton Communications 401K                         N/A        5.64%
             Frontier Trust FBO Signature Mixed Use, LLC 401K                      N/A        5.41%
Class R5(#)  Patricks Plain                                                        N/A       94.53%


    *The combination of RiverSource Investments' initial capital investment
     (seed accounts) and RiverSource Portfolio Builder Funds (affiliated "funds-of-funds"), investment in Class I shares of RiverSource Partners International Small Cap Fund, represents aggregate ownership of 50.85% of the Fund. RiverSource Investments (investment manager of RiverSource Partners International Small Cap Fund and the funds-of-funds) do not invest in the Fund for the purposes of exercising control. However, since these ownership interests may be significant, in excess of 25% of the Fund, such that these entities may be deemed to control the Fund, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the funds-of-funds' Boards of Directors (which votes proxies for the funds-of-funds) vote on the proposal in the same proportion that other shareholders vote on the proposal. If the Reorganization is approved, RiverSource Investments and the funds-of-funds will own 29.32% of RiverSource Partners International Small Cap Fund.
    #Class R2 and Class R5 shares are being added to RiverSource Partners
     International Small Cap Fund in connection with the Reorganization.

                                                                                         PERCENT OF
                                                                             PERCENT     SHARES HELD
                                                                            OF SHARES   FOLLOWING THE
FUND       5% OWNERS                                                           HELD    REORGANIZATION
-----------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (SELLING FUND)
Class A *  Raymond James and Assoc. Inc., Waverly, TN                         9.07%           N/A
           Lawrence Garner, Woodstock, GA and Ronald J. Garner, Wycoff, NJ    8.76%           N/A

                                                                                         PERCENT OF
                                                                             PERCENT     SHARES HELD
                                                                            OF SHARES   FOLLOWING THE
FUND       5% OWNERS                                                           HELD    REORGANIZATION
-----------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT MONEY MARKET FUND (BUYING FUND)
Class A    Raymond James and Assoc. Inc., Waverly, TN                           N/A         4.40%
           Lawrence Garner, Woodstock, GA and Ronald J. Garner, Wycoff, NJ      N/A         4.25%


    *The single class of shares of RiverSource Tax-Exempt Money Market Fund is referred to as Class A shares.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Buying Funds' financial performance. Certain information reflects financial results for a single Buying Fund share. For RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund and RiverSource Partners International Small Cap Fund, for periods ended 2007 and after, and for RiverSource Government Money Market Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund, for all periods, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Buying Fund (assuming reinvestment of all dividends and distributions, for the past 5 years or, if shorter, for the period of the Fund's operations, if any). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for RiverSource Mid Cap Growth Fund for the fiscal years ended on or after Nov. 30, 2007, RiverSource Mid Cap Value Fund for the fiscal years ended on or after Sept. 30, 2007, RiverSource Partners International Small Cap Fund for the fiscal years ended on or after Oct. 31, 2007 and Seligman Frontier Fund for the fiscal year ended Oct. 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Buying Fund's financial statements and financial highlights, is included in the Buying Fund's most recent annual report. The financial statements for prior fiscal periods for these funds has been audited by other auditors. The financial statements and financial highlights as of Dec. 31, 2008 and for the periods then ended for RiverSource Government Money Market Fund (formerly Seligman Cash Management Fund), and Seligman Smaller-Cap Value Fund have been audited by Deloitte & Touche LLP, whose report, along with the Buying Fund's financial statements and financial highlights, is included in the Buying Fund's most recent annual report. Unaudited information for the most recent fiscal half-year for certain Buying Funds is also provided. The auditors' report, financial statements and financial highlights for each Buying Fund are available upon request.

TABLE C-3. FINANCIAL HIGHLIGHTS OF EACH BUYING FUND

RiverSource Mid Cap Growth Fund - Class A


PER SHARE DATA
Year ended Nov. 30,                                        2009       2008        2007       2006       2005
Net asset value, beginning of period                       $5.24      $12.32     $14.40     $14.49     $12.64
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (.03)       (.02)      (.05)      (.01)      (.08)
Net gains (losses) (both realized and unrealized)           3.37       (4.93)      1.62       (.07)      1.93
-------------------------------------------------------------------------------------------------------------
Total from investment operations                            3.34       (4.95)      1.57       (.08)      1.85
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                             --       (2.13)     (3.65)      (.01)        --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $8.58       $5.24     $12.32     $14.40     $14.49
-------------------------------------------------------------------------------------------------------------
Total return                                              63.74%     (48.26%)    14.40%      (.55%)    14.64%
-------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                             1.40%       1.16%      1.08%      1.09%      1.09%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (.42%)      (.05%)     (.40%)     (.07%)     (.57%)
-------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $554        $349       $852     $1,093     $1,376
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     126%         76%        87%        45%        27%
-------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Growth Fund - Class B


PER SHARE DATA
Year ended Nov. 30,                                        2009       2008        2007       2006       2005
Net asset value, beginning of period                       $4.39      $10.74     $13.10     $13.28     $11.68
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (.07)       (.02)      (.12)      (.12)      (.19)
Net gains (losses) (both realized and unrealized)           2.81       (4.20)      1.41       (.05)      1.79
-------------------------------------------------------------------------------------------------------------
Total from investment operations                            2.74       (4.22)      1.29       (.17)      1.60
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                             --       (2.13)     (3.65)      (.01)        --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $7.13       $4.39     $10.74     $13.10     $13.28
-------------------------------------------------------------------------------------------------------------
Total return                                              62.41%     (48.64%)    13.46%     (1.28%)    13.70%
-------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                             2.18%       1.92%      1.84%      1.87%      1.86%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              (1.19%)      (.81%)    (1.15%)     (.89%)    (1.35%)
-------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $50         $44       $137       $207       $329
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     126%         76%        87%        45%        27%
-------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Growth Fund - Class C


PER SHARE DATA
Year ended Nov. 30,                                        2009        2008        2007        2006        2005
Net asset value, beginning of period                       $4.39       $10.74     $13.10      $13.28      $11.68
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (.07)        (.02)      (.11)       (.12)       (.18)
Net gains (losses) (both realized and unrealized)           2.82        (4.20)      1.40        (.05)       1.78
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            2.75        (4.22)      1.29        (.17)       1.60
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                             --        (2.13)     (3.65)       (.01)         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $7.14        $4.39     $10.74      $13.10      $13.28
-----------------------------------------------------------------------------------------------------------------
Total return                                              62.64%      (48.63%)    13.46%      (1.28%)     13.70%
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                             2.15%        1.92%      1.84%       1.87%       1.87%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              (1.20%)       (.81%)    (1.03%)      (.87%)     (1.35%)
-----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $8           $3         $7          $9         $12
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     126%          76%        87%         45%         27%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Growth Fund - Class I


PER SHARE DATA
Year ended Nov. 30,                                        2009        2008        2007        2006        2005
Net asset value, beginning of period                       $5.49       $12.75     $14.73      $14.75      $12.81
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .01          .08       (.03)        .01        (.01)
Net gains (losses) (both realized and unrealized)           3.53        (5.21)      1.70        (.02)       1.95
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            3.54        (5.13)      1.67        (.01)       1.94
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                             --        (2.13)     (3.65)       (.01)         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $9.03        $5.49     $12.75      $14.73      $14.75
-----------------------------------------------------------------------------------------------------------------
Total return                                              64.48%      (48.00%)    14.86%       (.07%)     15.14%
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                              .89%         .71%       .67%        .66%        .63%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                .10%         .39%      (.24%)       .10%       (.09%)
-----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $71          $53        $54         $--         $43
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     126%          76%        87%         45%         27%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Growth Fund - Class R4


PER SHARE DATA
Year ended Nov. 30,                                        2009        2008        2007        2006        2005
Net asset value, beginning of period                       $5.39       $12.58     $14.61      $14.67      $12.78
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (.01)         .07       (.03)         --        (.06)
Net gains (losses) (both realized and unrealized)           3.46        (5.13)      1.65        (.05)       1.95
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                            3.45        (5.06)      1.62        (.05)       1.89
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                             --        (2.13)     (3.65)       (.01)         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $8.84        $5.39     $12.58      $14.61      $14.67
-----------------------------------------------------------------------------------------------------------------
Total return                                              64.01%      (48.11%)    14.56%       (.34%)     14.79%
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Gross expenses prior to expense waiver/reimbursement       1.19%        1.00%       .94%        .91%        .92%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(b)         1.15%         .93%       .92%        .91%        .92%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (.17%)        .18%      (.25%)      (.07%)      (.40%)
-----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $4           $3         $7         $29        $203
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     126%          76%        87%         45%         27%
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

RiverSource Mid Cap Value Fund - Class A


PER SHARE DATA
Year ended Sept. 30,                                       2009       2008        2007       2006       2005
Net asset value, beginning of period                       $7.14      $10.15      $9.12      $8.56      $6.81
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .07         .07        .06        .05        .03
Net gains (losses) (both realized and unrealized)           (.59)      (2.56)      1.89       1.03       1.80
-------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.52)      (2.49)      1.95       1.08       1.83
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)       (.05)      (.05)      (.03)      (.02)
Distributions from realized gains                           (.45)       (.47)      (.87)      (.49)      (.06)
-------------------------------------------------------------------------------------------------------------
Total distributions                                         (.47)       (.52)      (.92)      (.52)      (.08)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $6.15       $7.14     $10.15      $9.12      $8.56
-------------------------------------------------------------------------------------------------------------
Total return                                              (4.97%)    (25.62%)    22.74%     13.18%     27.06%
-------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                             1.19%       1.28%      1.23%      1.33%      1.37%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               1.39%        .74%       .58%       .72%       .58%
-------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $1,351      $1,745     $2,026     $1,443       $782
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      42%         34%        24%        44%        26%
-------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Value Fund - Class B


PER SHARE DATA
Year ended Sept. 30,                                       2009       2008        2007       2006       2005
Net asset value, beginning of period                       $6.90       $9.84      $8.89      $8.38      $6.70
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .03        (.01)      (.02)        --         --
Net gains (losses) (both realized and unrealized)           (.58)      (2.46)      1.84       1.00       1.74
-------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.55)      (2.47)      1.82       1.00       1.74
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           (.45)       (.47)      (.87)      (.49)      (.06)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $5.90       $6.90      $9.84      $8.89      $8.38
-------------------------------------------------------------------------------------------------------------
Total return                                              (5.88%)    (26.13%)    21.73%     12.42%     26.12%
-------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                             1.96%       2.04%      1.99%      2.10%      2.13%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                .62%       (.07%)     (.17%)     (.06%)     (.20%)
-------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $104        $164       $306       $297       $242
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      42%         34%        24%        44%        26%
-------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Value Fund - Class C


PER SHARE DATA
Year ended Sept. 30,                                       2009       2008        2007       2006       2005
Net asset value, beginning of period                       $6.90       $9.84      $8.89      $8.39      $6.70
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .03         .00(b)    (.02)        --         --
Net gains (losses) (both realized and unrealized)           (.57)      (2.46)      1.84        .99       1.75
-------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.54)      (2.46)      1.82        .99       1.75
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          --        (.01)        --         --         --
Distributions from realized gains                           (.45)       (.47)      (.87)      (.49)      (.06)
-------------------------------------------------------------------------------------------------------------
Total distributions                                         (.45)       (.48)      (.87)      (.49)      (.06)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $5.91       $6.90      $9.84      $8.89      $8.39
-------------------------------------------------------------------------------------------------------------
Total return                                              (5.74%)    (26.11%)    21.72%     12.29%     26.27%
-------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                             1.95%       2.03%      1.98%      2.09%      2.13%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                .62%        .03%      (.18%)     (.04%)     (.19%)
-------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $42         $54        $42        $27        $14
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      42%         34%        24%        44%        26%
-------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Value Fund - Class I


PER SHARE DATA
Year ended Sept. 30,                                       2009       2008        2007       2006       2005
Net asset value, beginning of period                       $7.26      $10.30      $9.24      $8.65      $6.87
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .09         .10        .09        .08        .05
Net gains (losses) (both realized and unrealized)           (.60)      (2.58)      1.92       1.06       1.83
-------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.51)      (2.48)      2.01       1.14       1.88
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.05)       (.09)      (.08)      (.06)      (.04)
Distributions from realized gains                           (.45)       (.47)      (.87)      (.49)      (.06)
-------------------------------------------------------------------------------------------------------------
Total distributions                                         (.50)       (.56)      (.95)      (.55)      (.10)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $6.25       $7.26     $10.30      $9.24      $8.65
-------------------------------------------------------------------------------------------------------------
Total return                                              (4.60%)    (25.25%)    23.18%     13.71%     27.54%
-------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                              .67%        .85%       .80%       .89%       .89%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               1.83%       1.13%       .91%      1.16%      1.02%
-------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $44         $16        $29        $18        $12
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      42%         34%        24%        44%        26%
-------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Mid Cap Value Fund - Class R4


PER SHARE DATA
Year ended Sept. 30,                                       2009       2008        2007       2006       2005
Net asset value, beginning of period                       $7.20      $10.22      $9.19      $8.62      $6.85
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .08         .08        .07        .07        .03
Net gains (losses) (both realized and unrealized)           (.60)      (2.56)      1.90       1.04       1.83
-------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.52)      (2.48)      1.97       1.11       1.86
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.04)       (.07)      (.07)      (.05)      (.03)
Distributions from realized gains                           (.45)       (.47)      (.87)      (.49)      (.06)
-------------------------------------------------------------------------------------------------------------
Total distributions                                         (.49)       (.54)      (.94)      (.54)      (.09)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $6.19       $7.20     $10.22      $9.19      $8.62
-------------------------------------------------------------------------------------------------------------
Total return                                              (4.91%)    (25.41%)    22.81%     13.35%     27.30%
-------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(a)

Total expenses                                              .97%       1.13%      1.10%      1.16%      1.19%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               1.55%        .96%       .68%       .96%       .75%
-------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $338        $271       $157        $45         $1
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      42%         34%        24%        44%        26%
-------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(b) Rounds to zero.
(c) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(d) Annualized.
(e) For the period from Dec. 1, 2006 (inception date) to Sept. 30, 2007.

Seligman Smaller-Cap Value Fund - Class A


Per share income and capital changes(a)
Fiscal period ended Dec. 31,                         2009(i)         2008        2007       2006       2005       2004
Net asset value, beginning of period                   $9.23         $15.92     $17.67     $15.82     $16.78     $14.30
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                         (.08)          (.17)      (.21)      (.22)      (.16)      (.07)
Net gains (losses) (both realized and
 unrealized)                                             .84          (6.33)      1.43       3.51       (.37)      2.99
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .76          (6.50)      1.22       3.29       (.53)      2.92
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                         --           (.19)     (2.97)     (1.44)      (.43)      (.44)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.99          $9.23     $15.92     $17.67     $15.82     $16.78
-----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $66            $66       $155       $168       $174       $167
-----------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                      2.34%(d)       1.89%      1.71%      1.74%      1.76%      1.75%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (1.76%)(d)     (1.30%)    (1.17%)    (1.27%)    (1.01%)     (.44%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%            16%        27%        35%        25%        33%
-----------------------------------------------------------------------------------------------------------------------
Total return(e)                                        8.23%(f),(g) (41.19%)     6.26%     21.38%     (3.08%)    20.58%(h)
-----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Smaller-Cap Value Fund - Class B


Per share income and capital changes(a)
Fiscal period ended Dec. 31,                         2009(i)         2008        2007       2006       2005       2004
Net asset value, beginning of period                   $8.23         $14.34     $16.30     $14.79     $15.84     $13.63
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                         (.10)          (.24)      (.32)      (.32)      (.26)      (.17)
Net gains (losses) (both realized and
 unrealized)                                             .75          (5.68)      1.33       3.27       (.36)      2.82
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .65          (5.92)      1.01       2.95       (.62)      2.65
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                         --           (.19)     (2.97)     (1.44)      (.43)      (.44)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $8.88          $8.23     $14.34     $16.30     $14.79     $15.84
-----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $7             $8        $27        $41        $56        $92
-----------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                      3.11%(d)       2.64%      2.46%      2.48%      2.51%      2.50%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (2.53%)(d)     (2.05%)    (1.92%)    (2.02%)    (1.76%)    (1.19%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%            16%        27%        35%        25%        33%
-----------------------------------------------------------------------------------------------------------------------
Total return(e)                                        7.90%(f),(g) (41.68%)     5.47%     20.56%     (3.84%)    19.61%(h)
-----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Smaller-Cap Value Fund - Class C


Per share income and capital changes(a)
Fiscal period ended Dec. 31,                         2009(i)         2008        2007       2006       2005       2004
Net asset value, beginning of period                   $8.24         $14.34     $16.30     $14.80     $15.84     $13.63
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                         (.10)          (.23)      (.32)      (.32)      (.26)      (.17)
Net gains (losses) (both realized and
 unrealized)                                             .75          (5.68)      1.33       3.26       (.35)      2.82
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .65          (5.91)      1.01       2.94       (.61)      2.65
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                         --           (.19)     (2.97)     (1.44)      (.43)      (.44)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $8.89          $8.24     $14.34     $16.30     $14.80     $15.84
-----------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $37            $37        $32        $36        $38        $44
-----------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                      3.10%(d)       2.63%      2.46%      2.48%      2.51%      2.50%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (2.52%)(d)     (2.05%)    (1.92%)    (2.02%)    (1.76%)    (1.19%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%            16%        27%        35%        25%        33%
-----------------------------------------------------------------------------------------------------------------------
Total return(e)                                        7.89%(f),(g) (41.61%)     5.47%     20.48%     (3.78%)    19.61%(h)
-----------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis. The Non-Recurring Charges (See Note 3 to the Financial Statements) have not been annualized, as they represent a one-time occurrence.
(e) Total return does not reflect payment of a sales charge.
(f) Not annualized.
(g) During the six months ended June 30, 2009, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the Securities and Exchange Commission. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(h) Excluding the effect of certain payments received from the Fund's predecessor investment manager in 2004, total returns would have been as follows: Class A 20.57%, Class B 19.60% and Class C 19.60%.
(i) Six months ended June 30, 2009 (Unaudited).

Seligman Frontier Fund - Class A


PER SHARE DATA:
Year ended Oct. 31,                                            2009            2008        2007        2006        2005
Net asset value, beginning of period                           $7.29          $15.63      $14.29      $12.36      $12.17
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    (.08)           (.12)       (.21)       (.21)       (.21)
Net gains (losses) (both realized and unrealized)               1.00           (5.93)       3.18        2.64         .40
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .92           (6.05)       2.97        2.43         .19
-------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                            --             .12          --          --          --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                 --           (2.41)      (1.63)       (.50)         --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $8.21           $7.29      $15.63      $14.29      $12.36
-------------------------------------------------------------------------------------------------------------------------
Total return                                                   12.62%         (44.19%)(a)  22.93%      20.29%       1.56%
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement            2.62%           2.05%       1.90%       1.97%       2.01%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)              1.86%           1.97%       1.90%       1.97%       2.01%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    (.91%)         (1.13%)     (1.47%)     (1.60%)     (1.70%)
-------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $23             $25         $52         $48         $48
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          162%            156%        116%         92%         96%
-------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Frontier Fund - Class B


PER SHARE DATA:
Year ended Oct. 31,                                            2009            2008       2007       2006       2005
Net asset value, beginning of period                           $5.90          $13.22     $12.42     $10.88     $10.80
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    (.12)           (.16)      (.27)      (.27)      (.27)
Net gains (losses) (both realized and unrealized)                .82           (4.85)      2.70       2.31        .35
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .70           (5.01)      2.43       2.04        .08
---------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                            --             .10         --         --         --
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                 --           (2.41)     (1.63)      (.50)        --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $6.60           $5.90     $13.22     $12.42     $10.88
---------------------------------------------------------------------------------------------------------------------
Total return                                                   11.86%         (44.62%)(a) 21.90%     19.43%       .74%
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement            3.38%           2.81%      2.66%      2.73%      2.76%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)              2.63%           2.73%      2.66%      2.73%      2.76%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   (1.65%)         (1.89%)    (2.23%)    (2.36%)    (2.45%)
---------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $1              $1         $3         $4         $7
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          162%            156%       116%        92%        96%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Frontier Fund - Class C


PER SHARE DATA:
Year ended Oct. 31,                                            2009            2008       2007       2006       2005
Net asset value, beginning of period                           $5.93          $13.23     $12.42     $10.89     $10.81
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    (.12)           (.15)      (.27)      (.27)      (.27)
Net gains (losses) (both realized and unrealized)                .82           (4.84)      2.71       2.30        .35
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .70           (4.99)      2.44       2.03        .08
---------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                            --             .10         --         --         --
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                 --           (2.41)     (1.63)      (.50)        --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $6.63           $5.93     $13.23     $12.42     $10.89
---------------------------------------------------------------------------------------------------------------------
Total return                                                   11.80%         (44.38%)(a) 22.00%     19.31%       .74%
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement            3.36%           2.81%      2.66%      2.73%      2.76%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)              2.61%           2.73%      2.66%      2.73%      2.76%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   (1.66%)         (1.89%)    (2.23%)    (2.36%)    (2.45%)
---------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $9              $9         $3         $3         $3
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          162%            156%       116%        92%        96%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Frontier Fund - Class I


PER SHARE DATA:
Period ended Oct. 31,                                                                2009(d)
Net asset value, beginning of period                                                  $8.65
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                           (.01)
Net gains (losses) (both realized and unrealized)                                       .07
------------------------------------------------------------------------------------------------
Total from investment operations                                                        .06
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $8.71
------------------------------------------------------------------------------------------------
Total return                                                                            .69%
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement                                   1.30%(e)
------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)                                     1.06%(e)
------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           (.39%)(e)
------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                  $1
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 162%
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Frontier Fund - Class R2*


PER SHARE DATA:
Year ended Oct. 31,                                            2009            2008       2007       2006       2005
Net asset value, beginning of period                           $7.18          $15.47     $14.20     $12.30     $12.17
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    (.10)           (.14)      (.24)      (.25)      (.25)
Net gains (losses) (both realized and unrealized)                .98           (5.86)      3.14       2.65        .38
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .88           (6.00)      2.90       2.40        .13
---------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                            --             .12         --         --         --
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                 --           (2.41)     (1.63)      (.50)        --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $8.06           $7.18     $15.47     $14.20     $12.30
---------------------------------------------------------------------------------------------------------------------
Total return                                                   12.26%         (44.36%)(a) 22.53%     20.14%      1.07%
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement            2.90%           2.31%      2.15%      2.23%      2.25%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)              2.14%           2.23%      2.15%      2.23%      2.25%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   (1.21%)         (1.39%)    (1.72%)    (1.86%)    (1.94%)
---------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $--             $--        $--        $--        $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          162%            156%       116%        92%        96%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Frontier Fund - Class R3


PER SHARE DATA:
Period ended Oct. 31,                                                                2009(d)
Net asset value, beginning of period                                                  $8.03
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                           (.02)
Net gains (losses) (both realized and unrealized)                                       .06
------------------------------------------------------------------------------------------------
Total from investment operations                                                        .04
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $8.07
------------------------------------------------------------------------------------------------
Total return                                                                            .50%
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement                                   2.00%(e)
------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)                                     1.62%(e)
------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           (.94%)(e)
------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                 $--
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 162%
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Frontier Fund - Class R4


PER SHARE DATA:
Period ended Oct. 31,                                                                2009(d)
Net asset value, beginning of period                                                  $8.65
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                           (.01)
Net gains (losses) (both realized and unrealized)                                       .06
------------------------------------------------------------------------------------------------
Total from investment operations                                                        .05
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $8.70
------------------------------------------------------------------------------------------------
Total return                                                                            .58%
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement                                   1.53%(e)
------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)                                     1.37%(e)
------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           (.56%)(e)
------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                 $--
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 162%
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

Seligman Frontier Fund - Class R5*


PER SHARE DATA:
Year ended Oct. 31,                                            2009            2008       2007       2006       2005
Net asset value, beginning of period                           $7.71          $16.30     $14.76     $12.67     $12.39
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    (.06)           (.06)      (.13)      (.13)      (.13)
Net gains (losses) (both realized and unrealized)               1.06           (6.24)      3.30       2.72        .41
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.00           (6.30)      3.17       2.59        .28
---------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                            --             .12         --         --         --
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                 --           (2.41)     (1.63)      (.50)        --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $8.71           $7.71     $16.30     $14.76     $12.67
---------------------------------------------------------------------------------------------------------------------
Total return                                                   12.97%         (43.87%)(a) 23.62%     21.08%      2.26%
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement            1.88%           1.39%      1.29%      1.33%      1.33%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(c)                                               1.68%           1.39%      1.29%      1.33%      1.33%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    (.55%)          (.55%)     (.86%)     (.96%)    (1.02%)
---------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $1              $3         $5         $4         $4
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          162%            156%       116%        92%        96%
---------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) In June 2008, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC. Excluding the effect of this item, total return for Class A, Class B, Class C, Class R2 and Class R5 would have been (44.93%), (45.33%), (45.10%),
    (45.10%), and (44.62%), respectively.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(d) For the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
(e) Annualized.

RiverSource Partners International Small Cap Fund - Class A


PER SHARE DATA:
Year ended Oct. 31,                                        2009         2008         2007       2006       2005
Net asset value, beginning of period                       $3.82        $10.29       $9.35      $8.81      $7.90
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .03           .04         .02        .02        .03
Net gains (losses) (both realized and unrealized)           1.23         (5.43)       2.92       1.58       1.32
----------------------------------------------------------------------------------------------------------------
Total from investment operations                            1.26         (5.39)       2.94       1.60       1.35
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          --          (.16)       (.13)      (.09)        --
Distributions from realized gains                             --          (.92)      (1.87)      (.97)      (.44)
Tax return of capital                                         --          (.00)(a)      --         --         --
----------------------------------------------------------------------------------------------------------------
Total distributions                                           --         (1.08)      (2.00)     (1.06)      (.44)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $5.08         $3.82      $10.29      $9.35      $8.81
----------------------------------------------------------------------------------------------------------------
Total return                                              32.98%       (57.59%)     37.16%     19.71%     17.70%
----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement       2.46%         1.97%       1.90%      1.83%      1.99%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)         1.66%         1.72%       1.82%      1.81%      1.94%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                .66%          .60%        .22%       .25%       .40%
----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $25           $27         $91        $67        $66
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     174%           87%         96%       157%        80%
----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Partners International Small Cap Fund - Class B


PER SHARE DATA:
Year ended Oct. 31,                                        2009         2008         2007       2006       2005
Net asset value, beginning of period                       $3.69         $9.96       $9.11      $8.60      $7.78
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .00(a)       (.01)       (.05)        --       (.03)
Net gains (losses) (both realized and unrealized)           1.18         (5.26)       2.83       1.51       1.29
----------------------------------------------------------------------------------------------------------------
Total from investment operations                            1.18         (5.27)       2.78       1.51       1.26
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          --          (.08)       (.06)      (.03)        --
Distributions from realized gains                             --          (.92)      (1.87)      (.97)      (.44)
Tax return of capital                                         --          (.00)(a)      --         --         --
----------------------------------------------------------------------------------------------------------------
Total distributions                                           --         (1.00)      (1.93)     (1.00)      (.44)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.87         $3.69       $9.96      $9.11      $8.60
----------------------------------------------------------------------------------------------------------------
Total return                                              31.98%       (57.91%)     35.94%     18.92%     16.77%
----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement       3.24%         2.73%       2.65%      2.60%      2.75%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)         2.43%         2.48%       2.58%      2.58%      2.71%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (.08%)        (.19%)      (.54%)     (.50%)     (.33%)
----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $4            $5         $19        $17        $17
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     174%           87%         96%       157%        80%
----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

RiverSource Partners International Small Cap Fund - Class C


PER SHARE DATA:
Year ended Oct. 31,                                        2009         2008         2007       2006       2005
Net asset value, beginning of period                       $3.69         $9.97       $9.12      $8.62      $7.80
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .00(a)       (.01)       (.05)        --       (.03)
Net gains (losses) (both realized and unrealized)           1.18         (5.25)       2.84       1.51       1.29
----------------------------------------------------------------------------------------------------------------
Total from investment operations                            1.18         (5.26)       2.79       1.51       1.26
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          --          (.10)       (.07)      (.04)        --
Distributions from realized gains                             --          (.92)      (1.87)      (.97)      (.44)
Tax return of capital                                         --          (.00)(a)      --         --         --
----------------------------------------------------------------------------------------------------------------
Total distributions                                           --         (1.02)      (1.94)     (1.01)      (.44)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.87         $3.69       $9.97      $9.12      $8.62
----------------------------------------------------------------------------------------------------------------
Total return                                              31.98%       (57.87%)     36.02%     18.90%     16.73%
----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS(b)

Gross expenses prior to expense waiver/reimbursement       3.24%         2.73%       2.66%      2.61%      2.77%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(c)         2.42%         2.48%       2.58%      2.59%      2.71%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (.10%)        (.18%)      (.54%)     (.56%)     (.34%)
----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $--           $--          $1         $1         $1
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     174%           87%         96%       157%        80%
----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) Rounds to zero.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

RiverSource Government Money Market Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,                       2009(h)       2008       2007       2006       2005       2004
Net asset value, beginning of period                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                        .00(c)     .01        .04        .04        .02        .00(c)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(c)   (.01)(d)   (.04)      (.04)      (.02)      (.00)(c)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $108       $124       $133       $124       $133       $143
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             1.25%(f)    .91%       .86%       .90%       .86%       .85%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                              .39%(f)    .79%       .86%       .90%       .86%       .84%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .06%(f)   1.07%      4.03%      3.86%      2.15%       .40%
------------------------------------------------------------------------------------------------------------------
Total return                                          .02%(g)   1.12%      4.09%      3.95%      2.20%       .43%
------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) In addition, the Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(f) Adjusted to an annual basis. The Non-Recurring Charges have been annualized, as they represent a one-time occurrence.
(g) Not annualized.
(h) Six months ended June 30, 2009 (Unaudited).

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of November   , 2009 (the
"Agreement") is between each selling entity identified in Schedule A hereto (each a "Selling Corporation")(1), on behalf of each series thereof identified in Schedule A hereto as a Selling Fund (each a "Selling Fund"), each corresponding buying entity identified in Schedule A hereto (each a "Buying Corporation")(2), on behalf of each series thereof identified in Schedule A hereto as the corresponding Buying Fund (each a "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Sections 3c and 11 of the Agreement).

This Agreement shall be treated for all purposes as if each reorganization between a Selling Fund and its corresponding Buying Fund contemplated hereby had been the subject of a separate agreement. As context requires a Buying Corporation that is not organized as a series fund and that may not be considered or meet the definition of "Buying Fund" as set forth above, may be referred to as a "Buying Fund," for purposes of this Agreement.

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. Each Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (each a "Reorganization"). Each Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the corresponding Selling Fund.

2.  REORGANIZATION.

   a. Plan of Reorganization. Each Reorganization will be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, each Selling Corporation will convey all of the assets of each Selling Fund to the corresponding Buying Fund. Each Buying Fund will assume all liabilities of the corresponding Selling Fund. At the Closing, each Buying Corporation will deliver shares of each Buying Fund, including fractional shares, to the corresponding Selling Corporation on behalf of the corresponding Selling Fund. The number of shares will be determined by dividing the value of the net assets attributable to each class of shares of each Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the corresponding class of the corresponding Buying Fund, computed as described in paragraph 3(b). Each Selling Fund will not pay a sales charge on the receipt of the corresponding Buying Fund's shares in exchange for the assets of such Selling Fund. In addition, the shareholders of each Selling Fund will not pay a sales charge on distribution to them of shares of the corresponding Buying Fund.

   b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of each Selling Fund and receipt of all necessary regulatory approvals, or such later date as the officers of the Selling Corporation and Buying Corporation may agree.

3.  VALUATION OF NET ASSETS.

   a. The net asset value of each Selling Fund will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the day of Closing (the "Valuation Date") using the valuation procedures set forth in the corresponding Buying Fund's then current prospectus.

   b. The net asset value per share of shares of each Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in each Buying Fund's then current prospectus.

   c. At the Closing, each Selling Fund will provide the corresponding Buying Fund with a copy of the computation showing the valuation of the net asset value per share of such Selling Fund on the Valuation Date, and each Buying Fund will provide the corresponding Selling Fund with a copy of the computation showing the determination of the net asset value per share of such Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.


----------
(1) The Selling Corporation for the Reorganization of RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund is a Minnesota Corporation and the Selling Corporation for the Reorganization of Seligman Global Smaller Companies Fund is a Maryland Corporation.

(2) The Buying Corporation for each Buying Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund and RiverSource Partners International Small Cap Fund is a Minnesota Corporation, and the Buying Corporation for each Buying Fund, RiverSource Government Money Market Fund, Inc., Seligman Frontier Fund, Inc. and Seligman Smaller-Cap Value Fund is a Maryland Corporation.

                                       A.1

4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

   a. On the date of the Closing, each Selling Corporation will liquidate each Selling Fund and distribute shares of each class of the corresponding Buying Fund to the shareholders of record of such Selling Fund's corresponding class. Each Buying Fund will establish shareholder accounts in the names of each corresponding Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of such class of the Buying Fund due to each such shareholder. All issued and outstanding shares of each Selling Fund will simultaneously be cancelled on the books of each Selling Corporation. Each Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the corresponding Selling Corporation.

   b. Immediately after the close of business on the Valuation Date, the share transfer books of each Selling Corporation relating to each Selling Fund will be closed and no further transfer of shares will be made.

   c. Promptly after the Closing, each Buying Fund or its transfer agent will notify each shareholder of the corresponding Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

   d. As promptly as practicable after the Closing, and in no event later than twelve months from the date of the Closing, each Selling Fund will be dissolved.

5.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION.

   With respect to each Reorganization, each Buying Corporation represents and warrants to the corresponding Selling Fund as follows:

   a. Organization, Existence, etc. Each Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland or Minnesota and has the power to carry on its business as it is now being conducted.

   b. Registration as Investment Company. Each Buying Corporation, or in the case of separate series funds, the Buying Corporation, of which the Buying Fund is a series, is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

   c. Capitalization. Each Buying Corporation for the Buying Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund and RiverSource Partners International Small Cap Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share that can be allocated among the separate series as designated by the Corporation's Board of Directors. The Buying Corporation for Seligman Smaller-Cap Value Fund has authorized capital of 2,000,000,000 shares of common stock, par value of $0.001 per share, of which 1,000,000,000 are authorized for Seligman Smaller-Cap Value Fund. The Buying Corporation RiverSource Government Money Market Fund, Inc. has authorized capital of 1,400,000,000 shares of common stock, par value of $0.01 per share. The Buying Corporation Seligman Frontier Fund, Inc. has authorized capital of 500,000,000 shares of common stock, par value of $0.10 per share. All of the outstanding shares of each Buying Corporation have been duly authorized and are validly issued, fully paid and non-assessable. Since each Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. Each Buying Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund and the results of its operations and changes in its net assets for the periods shown.

   e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

   f. Authority Relative to the Agreement. Each Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of each Buying Corporation and no other proceedings by any of the Buying Corporation or the Buying Funds are necessary.

   g. No Violation. The Buying Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which each Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Funds.


                                       A.2

   h. Liabilities. The Buying Funds have no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in each Buying Fund's Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the corresponding Selling Fund.

   i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Funds, threatened, that would materially and adversely affect the Buying Funds, their financial condition or the conduct of their business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Funds know of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Funds are not a party to or subject to the provisions of any order, decree or judgment.

   j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Funds are not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   k. Regulated Investment Company Qualification. Each Buying Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   l. Taxes. As of the Closing, each Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
      (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   m. Registration Statement. Each Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

   n. Business Activities. Each Buying Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

6.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING CORPORATION.

   With respect to each Reorganization, the Selling Corporation represents and warrants to each Buying Fund as follows:

   a. Organization, Existence, etc. Each Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota or Maryland and has the power to carry on its business as it is now being conducted.

   b. Registration as Investment Company. Each Selling Corporation, or in the case of a separate series funds, the Selling Corporation, of which the Selling Fund is a series, is registered under the 1940 Act as an open-end, management investment company.

   c. Capitalization. Each Selling Corporation for the Selling Fund, RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund, has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share that can be allocated among the separate series as designated by the Corporation's Board of Directors. The Selling Corporation for the Selling Fund, Seligman Global Smaller Companies Fund has authorized capital of 2,000,000,000 shares of common stock, par value $0.001 per share, of which 400,000,000 are authorized for Seligman Global Smaller Companies Fund. All of the outstanding shares have been duly authorized and are validly issued, fully paid and nonassessable. Since each Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. Each Selling Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present

                                       A.3
      the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

   e. Authority Relative to the Agreement. Each Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of each Selling Corporation and no other proceedings by the Selling Corporations or the Selling Funds are necessary, other than the approval of shareholders contemplated in paragraph 1.

   f. No Violation. Each Selling Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party or in default in the performance of any material agreement to which it is a party). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Funds are subject. The transactions will not result in any violation of the provisions of the Articles, as the case may be, or any law, administrative regulation or administrative or court decree applicable to the Selling Funds.

   g. Liabilities. The Selling Funds have no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Selling Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to each Buying Fund.

   h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Funds, threatened, that would materially and adversely affect the Selling Funds, their financial condition or the conduct of their business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. Each Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

   i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporations, each Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   j. Regulated Investment Company Qualification. Each Selling Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   k. Taxes. As of the Closing, each Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received,
      (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the corresponding Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the corresponding Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   l. Fund Securities. All securities listed in the schedule of investments of each Selling Fund as of the Closing will be owned by each Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

   m. Registration Statement. The Selling Funds will cooperate with the Buying Funds and will furnish information relating to the Selling Corporations and the Selling Funds required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement, as it relates to the Selling Corporations or the Selling Funds, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporations or the Selling Funds for use in the Registration Statement.

   n. Provision of Books and Records. Each Selling Fund will provide its books and records to the corresponding Buying Fund for purposes of preparing any tax returns required by law to be filed after the Closing date, including
      (1) the tax return for the period ending on the Closing date, and (2) the tax return for the period beginning the day after the Closing and ending the earlier of the current fiscal year-end of the corresponding Buying Fund and the taxable year end chosen by the corresponding Buying Fund following the Reorganization.

   o. Business Activities. Each Selling Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.


                                       A.4

7. CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION. The obligations of each Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. For RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund this Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote and for Seligman Global Smaller Companies Fund this Agreement will have been approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in 1940 Act as a vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if more than 50% of the outstanding shares are present in person or by proxy at the Meeting; or (b) more than 50% of the outstanding shares of the Selling Fund.

   b. Representations, Warranties and Agreements. Each Selling Corporation and the Selling Funds will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of each Selling Corporation will provide a certificate to each Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Corporation, and delivered to such Buying Fund on the date of the Closing.

   c. Regulatory Approvals.

     - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

     - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

   d. Opinion of Counsel. Each Buying Corporation will have received an opinion of counsel for the Selling Corporation, dated as of the date of the Closing, to the effect that: (i) the Selling Corporations for RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund are corporations duly organized and validly existing under the laws of the state of Minnesota; the Selling Corporation for Seligman Global Smaller Companies Fund is a corporation duly organized and validly existing under the laws of the state of Maryland; (ii) each Selling Fund is a series of the Selling Corporation, an open-end management investment company registered under the 1940 Act, as applicable; (iii) this Agreement and the Reorganization has been duly authorized and approved by all requisite action of the Selling Corporations and each Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, each Selling Corporation.

   e. Declaration of Dividend. Each Selling Fund will have declared, prior to the Closing, a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Funds' shareholders (i) all of the excess of (x) the Selling Funds' investment income excludable from gross income under Section 103 of the Code over (y) the Selling Funds' deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Funds' investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Funds' net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION. The obligations of the Selling Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. For RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund and RiverSource Tax-Exempt Money Market Fund this Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote and for Seligman Global Smaller Companies Fund this Agreement will have been approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in 1940 Act as a vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if more than 50% of the outstanding shares are present in person or by proxy at the Meeting; or (b) more than 50% of the outstanding shares of the Selling Fund.


                                       A.5

   b. Representations, Warranties and Agreements. Each Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of each Buying Corporation will provide a certificate to each Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of each Buying Corporation, and delivered to such Selling Fund on or prior to the last business day before the Closing.

   c. Regulatory Approvals.

     - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

     - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

   d. Opinion of Counsel. Each Selling Corporation will have received the opinion of counsel for the Buying Corporation, dated as of the date of the Closing, to the effect that: (i) the Buying Corporations for RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund and RiverSource Partners International Small Cap Fund are corporations duly organized and validly existing under the laws of the state of Minnesota; the Buying Corporations for RiverSource Government Money Market Fund, Inc., Seligman Frontier Fund, Inc. and Seligman Smaller-Cap Value Fund, are corporations duly organized and validly existing under the laws of the state of Maryland; (ii) each Buying Corporation, or in the case of separate series funds, the Buying Corporation of which the Buying Fund is a series of an open-end management investment company registered under the 1940 Act;
      (iii) this Agreement and the Reorganization has been authorized and approved by all requisite action of each Buying Corporation and each Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, each Buying Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of each Buying Fund.

9. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION AND THE BUYING CORPORATION. The obligations of each of the Selling Corporation and the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   Tax Opinions. With respect to each Reorganization between a Selling Fund and its corresponding Buying Fund, the Selling Fund shall have received an opinion of Ropes & Gray LLP satisfactory to such Selling Fund, and the Buying Fund shall have received an opinion of Ropes & Gray LLP satisfactory to such Buying Fund, substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, although, with respect to the Reorganizations of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund, RiverSource Partners Select Value Fund into RiverSource Mid Cap Value Fund, RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund, RiverSource Partners Small Cap Growth Fund into Seligman Frontier Fund and Seligman Global Smaller Companies Fund into RiverSource Partners International Small Cap Fund, the matter is not free from doubt, generally for federal income tax purposes:

   a. The acquisition by the Buying Fund of the assets of the Selling Fund in exchange for the Buying Fund's assumption of all liabilities of the Selling Fund and delivery to the Selling Fund of Buying Fund shares (the "Acquisition Shares"), followed by the distribution by the Selling Fund of the Acquisition Shares to the shareholders of the Selling Fund in exchange for their Selling Fund shares, all as provided in paragraph 2(a) and 4(a) hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Selling Fund and the Buying Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

   b. No gain or loss will be recognized by the Selling Fund upon (i) the transfer of its assets to the Buying Fund in exchange for the Acquisition Shares and the assumption by the Buying Fund of all liabilities of the Selling Fund or (ii) the distribution of the Acquisition Shares by each Selling Fund to its shareholders in liquidation, as contemplated in paragraph 4(a) hereof;

   c. No gain or loss will be recognized by the Buying Fund upon receipt of the assets of the Selling Fund in exchange for the Acquisition Shares and the assumption by the Buying Fund of all liabilities of the Selling Fund as contemplated in paragraph 2(a) hereof;

   d. The tax basis in the hands of the Buying Fund of the assets of the Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Selling Fund immediately prior to the transfer;


                                       A.6

   e. The holding periods of the assets of the Selling Fund in the hands of the Buying Fund will include the periods during which such assets were held by the Selling Fund;

   f. No gain or loss will be recognized by the Selling Fund's shareholders upon the exchange of their shares of the Selling Fund for the Acquisition Shares;

   g. The aggregate tax basis of the Acquisition Shares a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of his or her Selling Fund shares exchanged therefor;

   h. Each Selling Fund shareholder's holding period for the Acquisition Shares will include the period for which he or she held the Selling Fund shares exchanged therefor, provided that the shareholder held such Selling Fund's shares as capital assets on the date of the exchange; and

   i. The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

   Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

   Each opinion will be based on certain factual certifications made by officers of each Selling Fund and each Buying Fund, and will also be based on customary assumptions. The opinions are not guarantees that the tax consequences of the Reorganizations will be as described above. With respect to the Reorganizations listed above, the opinions will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinions.

10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

   a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be so amended at any time before or after the shareholder approval contemplated by paragraph 1 is obtained.

   b. At any time prior to the Closing, any of the parties may waive in writing
      (i) any inaccuracies in the representations and warranties made to it and
      (ii) compliance with any of the covenants or conditions made for its benefit.

   c. Each party hereto may terminate this Agreement at any time prior to the Closing by notice to the other party if a material condition to its performance or a material covenant of the other party is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the other party and is not cured.

   d. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of each Selling Fund, without any liability on the part of any party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of
      business on           , or a later date agreed upon by the officers of the
      Selling Corporations and the Buying Corporations, if the Closing is not effected on or prior to that date.

   e. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11. EXPENSES. RiverSource Investments, LLC and its affiliates will pay all solicitation expenses in order to achieve shareholder approval of each Reorganization whether or not the Reorganization is completed and will bear the other costs of effecting each Reorganization (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with a Reorganization).

12. GENERAL.

   a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

   b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

IN WITNESS WHEREOF, each of the parties, individually and not jointly, has caused this Agreement to be signed.

RIVERSOURCE MANAGERS SERIES, INC., on behalf of
  RiverSource Partners Aggressive Growth Fund
  RiverSource Partners Select Value Fund
  RiverSource Partners Small Cap Equity Fund


                                       A.7

RIVERSOURCE STRATEGY SERIES, INC., on behalf of
  RiverSource Partners Small Cap Growth Fund

RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC., on behalf of
  RiverSource Tax-Exempt Money Market Fund

SELIGMAN GLOBAL FUND SERIES, INC., on behalf of
  Seligman Global Smaller Companies Fund

By:      --------------------------
Name:    --------------------------
Title:   --------------------------

RIVERSOURCE GOVERNMENT MONEY MARKET FUND, INC.

RIVERSOURCE EQUITY SERIES, INC., on behalf of
  RiverSource Mid Cap Growth Fund

RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC., on behalf of
  RiverSource Partners International Small Cap Fund

RIVERSOURCE INVESTMENT SERIES, INC., on behalf of
  RiverSource Mid Cap Value Fund

SELIGMAN FRONTIER FUND, INC.

By:      --------------------------
Name:    --------------------------
Title:   --------------------------

The undersigned is a party to this Agreement for the purposes of Section 3c and 11 only.

RIVERSOURCE INVESTMENTS, LLC


By:      --------------------------
Name:    --------------------------
Title:   --------------------------


                                       A.8

                                                                      SCHEDULE A

----------------------------------------------------------------------------------------------------------
SELLING ENTITY      SELLING FUND                  BUYING ENTITY                 BUYING FUND
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Partners          RiverSource Equity Series,    RiverSource Mid Cap Growth
Managers Series,    Aggressive Growth Fund        Inc.                          Fund
Inc.
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Partners          RiverSource Investment        RiverSource Mid Cap Value
Managers Series,    Select Value Fund             Series, Inc.                  Fund
Inc.
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Partners Small    Seligman Value Fund           Seligman Smaller-Cap Value
Managers Series,    Cap Equity Fund               Series, Inc.                  Fund
Inc.
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Partners Small    Seligman Frontier Fund,       Seligman Frontier Fund,
Strategy Series,    Cap Growth Fund               Inc.                          Inc.
Inc.
----------------------------------------------------------------------------------------------------------
RiverSource Tax-    RiverSource Tax-Exempt        RiverSource Government        RiverSource Government
Exempt Money        Money Market Fund             Money Market Fund, Inc.       Money Market Fund, Inc.
Market Series,
Inc.
----------------------------------------------------------------------------------------------------------
Seligman Global     Seligman Global Smaller       RiverSource International     RiverSource Partners
Fund Series,        Companies Fund                Managers Series, Inc.         International Small Cap
Inc.                                                                            Fund
----------------------------------------------------------------------------------------------------------




                                       A.9

EXHIBIT B

MINNESOTA BUSINESS CORPORATION ACT SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as RiverSource Partners Aggressive Growth Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund or RiverSource Tax-Exempt Money Market Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471 RIGHTS OF DISSENTING SHAREHOLDERS.

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) unless otherwise provided in the articles, an amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

  (1) alters or abolishes a preferential right of the shares;

  (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

  (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

  (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section; or

  (5) eliminates the right to obtain payment under this subdivision;

(b) a sale, lease, transfer, or other disposition of property and assets of the corporation that requires shareholder approval under section 302A.661, subdivision 2, but not including a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) a plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a constituent organization, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) a plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring organization, except as provided in subdivision 3;

(e) a plan of conversion adopted by the corporation; or

(f) any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBD. 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) A beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.


                                       B.1

SUBD. 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger and are not canceled or exchanged in the merger or (2) the corporation whose shares will be acquired by the acquiring organization in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

(c) Notwithstanding subdivision 1, the right to obtain payment under this section, other than in connection with a plan of merger adopted under section 302A.621, is limited in accordance with the following provisions:

  (1) The right to obtain payment under this section is not available for the holders of shares of any class or series of shares that is listed on the New York Stock Exchange, the American Stock Exchange, the NASDAQ Global Market, or the NASDAQ Global Select Market.

  (2) The applicability of clause (1) is determined as of:

     (i) the record date fixed to determine the shareholders entitled to receive notice of, and to vote at, the meeting of shareholders to act upon the corporate action described in subdivision 1; or

     (ii) the day before the effective date of corporate action described in subdivision 1 if there is no meeting of shareholders.

  (3) Clause (1) is not applicable, and the right to obtain payment under this section is available pursuant to subdivision 1, for the holders of any class or series of shares who are required by the terms of the corporate action described in subdivision 1 to accept for such shares anything other than shares, or cash in lieu of fractional shares, of any class or any series of shares of a domestic or foreign corporation, or any other ownership interest of any other organization, that satisfies the standards set forth in clause (1) at the time the corporate action becomes effective.

SUBD. 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares, or who would have the right to obtain payment for their shares absent the exception set forth in paragraph (c) of subdivision 3, do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473 PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS.

SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBD. 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBD. 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders and the corporation holds a shareholder meeting, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBD. 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to (i) all shareholders who have complied with subdivision 3, (ii) all shareholders who did not sign or consent to a written

                                       B.2
    action that gave effect to the action creating the right to obtain payment under section 302A.471, and (iii) all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

  (1) the address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

  (2) any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

  (3) a form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

  (4) a copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBD. 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

  (1) the corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

  (2) an estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

  (3) a copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitles the dissenter only to the amount offered. If the dissenter makes demand, subdivisions 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBD. 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBD. 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the Rules of Civil Procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the Rules of Civil Procedure apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the

                                       B.3
shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

SUBD. 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.


                                       B.4

EXHIBIT C

ADDITIONAL INFORMATION APPLICABLE TO THE BUYING FUNDS

Below is information regarding the Buying Funds. All references to a Fund or the Funds refer to a Buying Fund or the Buying Funds respectively unless otherwise noted.

Other Investment Strategies. In addition to the principal investment strategies previously described for RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners International Small Cap Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund each Buying Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Additionally, for RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund, each Buying Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

In addition to the principal investment strategies previously described for RiverSource Government Money Market Fund, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Buying Funds may use, see the Fund's Merger SAI and its annual and semiannual reports.

For RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners International Small Cap Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund:

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


                                       C.1

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

For RiverSource Partners International Small Cap Fund:

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Fund Management and Compensation, Investment Manager." The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager." When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover.

Multi-Manager Risk. While RiverSource Investments, as the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

For RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners International Small Cap Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund:

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the Merger SAI. The brokerage commissions set forth in the Merger SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment. Fixed-income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to dealers will generally include a "spread," i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund," they are reflected in the total return of the Fund.

For RiverSource Government Money Market Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners International Small Cap Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund:

For RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners International Small Cap Fund, Seligman Smaller-Cap Value Fund and Seligman Frontier Fund:

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the Merger SAI.

For RiverSource Government Money Market Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners International Small Cap Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund:

Financial Intermediary Compensation. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other

                                       C.2
financial intermediary to recommend the Fund over another investment. Ask your financial intermediary, or visit their website for more information.

FUND MANAGEMENT AND COMPENSATION (FOR ALL BUYING FUNDS)

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the Merger SAI for more information.

On November 7, 2008, RiverSource Investments completed the acquisition (the "Acquisition") of J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017. With the Acquisition completed and Seligman Funds' shareholders having previously approved (at a special meeting held on Nov. 3, 2008) new Investment Management Services Agreements ("IMS Agreements") between Seligman Funds and RiverSource Investments, RiverSource Investments became the new investment manager for Seligman Funds, including RiverSource Government Money Market Fund (Seligman Cash Management Fund prior to Sept. 28,
2009), Seligman Frontier Fund and Seligman Smaller-Cap Value Fund.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. If RiverSource Government Money Market Fund, Seligman Frontier Fund, or Seligman Smaller-Cap Value Fund were to seek to rely on the order, holders of a majority of the fund's outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time.

RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreements, the fee for the most recent fiscal year was the following percentage of the Buying Fund's average daily net assets:

                                                                           PERCENTAGE OF FUND'S
BUYING FUND                                                              AVERAGE DAILY NET ASSETS
RiverSource Government Money Market Fund                                           0.42%*
RiverSource Mid Cap Growth Fund                                                    0.78%
RiverSource Mid Cap Value Fund                                                     0.57%
RiverSource Partners International Small Cap Fund                                  1.02%
Seligman Frontier Fund                                                             0.93%*
Seligman Smaller-Cap Value Fund                                                    1.00%*


 * The investment management services fee paid by each Fund is equal to the aggregate amount paid by the Fund during the last fiscal year to RiverSource Investments (since Nov. 7, 2008) and to Seligman (prior to Nov. 7, 2008). For RiverSource Government Money Market Fund, effective June 15, 2009, the annual management fee rate is equal to a percentage of the Fund's average daily net assets with such rate declining from 0.33% to 0.15% as the Fund's net assets increase. Prior to Nov. 7, 2008, for RiverSource Government Money Market Fund, the annual management fee rate was equal to a percentage of the Fund's average daily net assets with such rate declining from 0.45% to 0.375% as the Fund's net assets increased; from Nov. 7, 2008 to June 14, 2009, for RiverSource Government Money Market Fund, the annual management fee rate was 0.40% of the Fund's average daily net assets. For Seligman Frontier Fund, effective June 29, 2009, the annual management fee rate is equal to a percentage of the Fund's average daily net assets, with such rate declining from 0.885% to 0.790% as the Fund's net assets increase. Prior to June 29, 2009, for Seligman Frontier Fund, the annual management fee rate was equal to a percentage of the Fund's average daily net assets, with such rate declining from 0.95% to 0.85% as the Fund's net assets increased. For Seligman Smaller-Cap Value Fund, effective June 29, 2009, the annual management fee rate is equal to a percentage of the Fund's average daily net assets, with such rate declining from 0.935% to 0.745% as the Fund's net assets increase. Prior to June 29, 2009, for Seligman Smaller-Cap Value Fund, the annual management fee rate was equal to 1.00% of the Fund's average daily net assets. The reduction in the investment management services fee schedule is related primarily to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. Under the Administrative Services Agreement, effective June 15, 2009, RiverSource Government Money Market Fund pays Ameriprise Financial an annual fee for administrative and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase, effective June 29, 2009, each of Seligman Frontier Fund and Seligman Smaller-Cap Value Fund pays Ameriprise Financial an annual fee for administrative and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05%, as the Fund's net assets increase.


                                       C.3

For RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund and RiverSource Partners International Small Cap Fund, the fee includes an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index for RiverSource Mid Cap Growth Fund, the Lipper Mid-Cap Value Funds Index for RiverSource Mid Cap Value Fund and the Lipper International Small-Cap Funds Index for RiverSource Partners International Small Cap Fund. In certain circumstances, the Fund's Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis.

Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the IMS Agreement is available in the RiverSource Mid Cap Growth Fund semiannual report for the period ended May 31, 2009, in the RiverSource Mid Cap Value Fund annual report for the period ended Sept. 30, 2009 and in the RiverSource Partners International Small Cap Fund semiannual report for the period ended April 30, 2009. For RiverSource Government Money Market Fund, Seligman Frontier Fund and Seligman Smaller-Cap Value Fund, a discussion regarding the basis for the Board approving the IMS Agreement was included in the Funds' proxy statement, dated Aug. 27, 2008, and is available in the Fund's annual shareholder report for the year ended Dec. 31, 2008 for RiverSource Government Money Market Fund and Seligman Smaller-Cap Value Fund and for the year ended Oct. 31, 2008 for Seligman Frontier Fund.

PORTFOLIO MANAGERS

RiverSource Mid Cap Growth Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Portfolio Manager

- Managed the Fund since Oct. 2006.

- Equity Team Leader.

- Joined RiverSource Investments in 1997.

- Began investment career in 1988.

- BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.

- Began investment career in 1989.

- MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

- Began investment career in 1998.

- BS, University of St. Thomas.

RiverSource Mid Cap Value Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since February 2003.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.


                                       C.4

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since February 2003.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

RiverSource Partners International Small Cap Fund

RiverSource Investments selects, contracts with and compensates Batterymarch and Columbia WAM (each a "Subadviser" and together, the "Subadvisers") to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. Each Subadviser manages its portion of the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

BATTERYMARCH

Batterymarch, a wholly-owned, independently managed subsidiary of Legg Mason, Inc., which has served as a Subadviser to the Fund since April 2006, is located at John Hancock Tower, 200 Clarendon Street, 49th Floor, Boston, MA. Batterymarch, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments.

Batterymarch uses a team approach to investment management, with portfolio managers working collaboratively and sharing responsibility for investment decisions. Batterymarch utilizes a quantitative investment process. Portfolio managers are involved in the development of investment models that are the primary driver in the portfolio management process. The investment teams are responsible for the implementation of the models and the construction and management of client account portfolios.

At Batterymarch, all portfolios are managed on a collaborative basis using a systematic, rules-based approach. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution.

Batterymarch's Global Developed Markets investment team manages the portion of this Fund allocated to Batterymarch. Members of the investment team may change from time to time. Adam J. Petryk, CFA, Charles F. Lovejoy, CFA and Christopher
W. Floyd are jointly responsible for the strategic oversight of this portion of the Fund's investments. Their focus is on portfolio structure, and they will be primarily responsible for ensuring that the Fund complies with its investment objective, guidelines and restrictions, and Batterymarch's current investment strategies.

- Adam J. Petryk, CFA, Senior Director and Global Investment Strategist of the Global Developed Markets Equity team joined the firm in 2007. Mr. Petryk was formerly the Deputy Chief Investment Officer and then Chief Investment Officer for Legg Mason Canada, where he was responsible for asset allocation, domestic equity and domestic fixed income management. He was also instrumental in the firm's product development and derivatives activities. Prior to that, Mr. Petryk was a quantitative equity analyst at Scotia Capital Markets. Mr. Petryk has 13 years of investment experience. Mr. Petryk holds a BS and an MS from the University of Waterloo (Canada).

- Charles F. Lovejoy, CFA, Director and Senior Portfolio Manager-International. Mr. Lovejoy joined Batterymarch in 1992 as a portfolio manager and was promoted to director of the International team in 2006. Before joining Batterymarch, Mr. Lovejoy managed international and emerging markets portfolios for Boston International Advisors and headed the quantitative research group at Putnam Management Company, with responsibilities for portfolio management and product development as well as quantitative research for US, international and emerging markets. Mr. Lovejoy was the former president of the Boston Security Analysts Society and the Boston Quantitative Discussion Group. He was also a Director of the International Society of Financial Analysts. Mr. Lovejoy has 29 years of investment experience. Mr. Lovejoy holds a BS from Tufts University.


                                       C.5

- Christopher W. Floyd, CFA, Portfolio Manager-International. Mr. Floyd joined Batterymarch in 2000 as a quantitative analyst and became a portfolio manager in 2003. Prior to Batterymarch, Mr. Floyd held responsibilities at Cigna Investment Management, Urban & Associates, Inc. and Bay State Federal Savings Bank. He has ten years of investment experience. Mr. Floyd holds a BA from Dartmouth College and an MBA from Cornell University.

COLUMBIA WAM

Columbia WAM, which has served as subadviser to the Fund since August 2009, is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. Columbia WAM, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. As of September 30, 2009, Columbia WAM had assets under management of approximately $26 billion. Columbia WAM is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"). On September 29, 2009, BAC entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC, including Columbia WAM, to Ameriprise Financial, Inc., the parent company of RiverSource Investments (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

The Transaction is not expected to result in any change in the Columbia WAM personnel who manage the Fund or in the manner in which the Fund is managed. In addition, RiverSource Investments would remain the investment manager of the Fund and, as such, would continue to be the entity that oversees the overall management of the Fund. Nonetheless, the Transaction is expected to result in a change of control of Columbia WAM under the federal securities laws and thus would cause the automatic termination of the current investment sub-advisory agreement with Columbia WAM. In connection with the Transaction, the Board determined to recommend that shareholders approve a new investment sub-advisory agreement in order to assure that Columbia WAM may continue to provide sub-advisory services to the Fund following the Transaction. The services provided by Columbia WAM under the new investment sub-advisory agreement and the fee levels payable to Columbia WAM for sub-advisory services would remain unchanged from the services provided and fee levels payable under the current investment sub-advisory agreement. In addition to serving as investment advisor to mutual funds, Columbia WAM acts as an investment manager for other institutional accounts. Columbia WAM may use the research and other expertise of its affiliates and third parties in managing the Fund's investments.

The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Columbia WAM are:

- P. Zachary Egan, co-portfolio manager, is a Portfolio Manager and Director of International Research of Columbia WAM since December 2004. Mr. Egan has been a member of the international team since 1999. Mr. Egan is a CFA and earned his MA degree from the University of Chicago and his BA degree from Middlebury College.

- Louis J. Mendes III, co-portfolio manager, is a Portfolio Manager and Analyst of Columbia WAM. Mr. Mendes has been a member of the international team since 2001. Mr. Mendes is a CFA and earned his MA degree in International Management from the American Graduate School of International Management in Phoenix and BA degree from Columbia University.

Seligman Frontier Fund(*)

The portfolio managers responsible for the day-to-day management of the Fund are:

Michael J. Alpert, Portfolio Manager

- Managed the Fund since 2004.


----------
(*) On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC. the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that Seligman Frontier Fund's portfolio manager primarily responsible for overseeing Seligman Frontier Fund's investments, effective upon and subject to the Closing, will be as follows:

WAYNE M. COLLETTE, CFA

Managing Director of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since March 2001.

Pending the Closing, each of the portfolio managers set forth in the Fund's prospectus is expected to continue in his current role.


                                       C.6

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Alpert was a member of the Small Company Growth Team since he joined Seligman in 1999.

- BA in economics, University of Connecticut and MBA in finance, The Wharton School at the University of Pennsylvania.

Stephan B. Yost

- Managed the Fund since 2001.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Yost was a member of the Small Company Growth Team since he joined Seligman in 2001. Mr. Yost provides assistance to Mr. Alpert in managing the Fund through his research and contributions to the investment decisions with respect to companies operating primarily in the healthcare sector, among other sectors.

- BS in economics, The Wharton School at the University of Pennsylvania.

Seligman Smaller-Cap Value Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

- Managed the Fund since 1997.

- Prior to RiverSource Investments' acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

- BS, New York University.

Richard S. Rosen, Portfolio Manager

- Managed the Fund since 1997.

- Prior to RiverSource Investments' acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

- MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The Merger SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                                       C.7

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------



                                       C.8

                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------

Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.


                                       C.9

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.


                                      C.10

Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INSTITUTIONAL INVESTORS NOT LISTED ABOVE.

IN ADDITION, FOR CLASS W SHARES, THE DISTRIBUTORS, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INVESTORS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             5.75%               6.10%                5.00%
$50,000--$99,999                                          4.75                4.99                 4.00
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             4.75%               4.99%                4.00%
$50,000--$99,999                                          4.25                4.44                 3.50
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)




                                      C.11

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             3.00%               3.09%                2.50%
$50,000--$99,999                                          3.00                3.09                 2.50
$100,000--$249,999                                        2.50                2.56                 2.15
$250,000--$499,999                                        2.00                2.04                 1.75
$500,000--$999,999                                        1.50                1.52                 1.25
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;


                                      C.12

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.


                                      C.13

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND CORE

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may

                                      C.14
invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          3%**
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.


                                      C.15

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.


 -------------------------------------------------------------------------------



                                      C.16

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------
BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


                                      C.17

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------


                                      C.18

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------




                                      C.19

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


                                      C.20

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.



                                      C.21

                                                                           TO OTHER FUNDS
FROM A MONEY MARKET FUND                                           -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes        Yes        Yes
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes



                                                                       TO A MONEY MARKET FUND
FROM OTHER FUNDS                                                   -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes         No         No
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


                                      C.22

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) -- The Funds may purchase or sell (write) options. In general,

                                      C.23
option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.


                                      C.24

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS. Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for

                                      C.25
variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.


                                      C.26

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource

                                      C.27

Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


                                      C.28

EXHIBIT D

COMPARISON OF ORGANIZATIONAL DOCUMENTS

This chart highlights material differences between the terms of the Articles of Incorporation and By-Laws of the Funds organized as Maryland Corporations and those organized as Minnesota Corporations, as follows:

FUNDS ORGANIZED AS A MINNESOTA CORPORATION:                         FUNDS ORGANIZED AS A MARYLAND CORPORATION:
-------------------------------------------                 ---------------------------------------------------------
- RiverSource Mid Cap Growth Fund, Buying Fund, a series    - RiverSource Government Money Market Fund, Inc., Buying
  of RiverSource Equity Series, Inc.                          Fund
- RiverSource Mid Cap Value Fund, Buying Fund, a series     - Seligman Frontier Fund, Inc., Buying Fund
  of RiverSource Investment Series, Inc.
- RiverSource Partners Aggressive Growth Fund, Selling      - Seligman Global Smaller Companies Fund, Selling Fund, a
  Fund, a series of RiverSource Managers Series, Inc.         series of Seligman Global Fund Series, Inc.
- RiverSource Partners International Small Cap Fund,        - Seligman Smaller-Cap Value Fund, Buying Fund, a Series
  Selling Fund, a series of RiverSource Managers Series,      of Seligman Value Fund Series, Inc.
  Inc.
- RiverSource Partners Select Value Fund, Selling Fund, a
  series of RiverSource Managers Series, Inc.
- RiverSource Partners Small Cap Equity Fund, Selling
  Fund, a series of RiverSource Managers Series, Inc.
- RiverSource Partners Small Cap Growth Fund, Selling
  Fund, a series of RiverSource Strategy Series, Inc.
- RiverSource Tax-Exempt Money Market Fund, Selling Fund,
  a series of RiverSource Tax-Exempt Money Market Series,
  Inc.



--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
SHAREHOLDER     Under the Maryland General Corporation     Under Minnesota law, a shareholder's
LIABILITY:      Law ("MGCL"), a stockholder of a           liability to the corporation or its
                corporation is not obligated to the        creditors is limited to paying the
                corporation or its creditors with          amount agreed to be paid for the shares
                respect to the stock, except to the        which the shareholder holds or has
                extent that the subscription price or      agreed to purchase.
                other agreed upon price for the stock
                has not been paid or liability is
                otherwise imposed under the MGCL.
--------------------------------------------------------------------------------------------------

SHAREHOLDER     On each matter submitted to vote of the    At all meetings of the shareholders,
VOTING          stockholders, each holder of a share of    each shareholder of record entitled to
RIGHTS:         any series or class issued by the          vote is entitled to one vote for each
                corporation ("Common Stock") is            dollar of net asset value (number of
                entitled to one vote for each share        shares owned times net asset value per
                standing held irrespective of the          share) and each fractional dollar
                series of Common Stock ("Series") and      amount is entitled to a proportionate
                all shares of all Series will vote as a    fractional vote.
                single class ("Single Class Voting");
                except, that (a) as to any matter          Shareholders have the power to vote (i)
                requiring a separate vote of any Series    for the election of directors; (ii) on
                by the 1940 Act or would be required       most amendments to the corporation's
                under the MGCL, the requirements as to     Articles of Incorporation and on
                a separate vote by that Series apply in    certain amendments to the corporation's
                lieu of Single Class Voting as             By-Laws; (iii) on certain proposed
                described above; (b) in the event that     mergers and exchanges to which the
                the separate vote requirements referred    corporation is a party; (iv) on the
                to in (a) above apply with respect to      proposed sale of all or substantially
                one or more Series, then, subject to       all of the corporation's property and
                (c) below, the shares of all other         assets not in the usual and regular
                Series will vote as a single class; and    course of its business; and (v) on the
                (c) as to any matter which does not        proposed dissolution of the
                affect the interest of a particular        corporation.
                Series, only the holders of shares of
                the one or more affected Series will be    At all elections of directors, each
                entitled to vote. Holders of shares of     shareholder is entitled to as many
                Common Stock of the corporation are not    votes equal to the number of dollars of
                be entitled to cumulative voting in the    net asset value of shares owned
                election of directors or on any other      multiplied by the number of directors
                matter.                                    to be elected and may cast all of such
                                                           votes for a single director or may
                As to any matter with respect to which     distribute them among the number to be
                a separate vote of any class is            voted for, or any two or more of them.
                required by the 1940 Act or by MGCL
                (including, without limitation,            The standard form of certifying
                approval of any plan, agreement or         resolution creating rights and
                other arrangement relating to              preferences for series of capital stock
                expenses), such requirement as to a        provides that each share may be voted
                separate vote by the class applies in      by series (i) as required by the
                lieu of single class voting, and, if       provisions of the 1940 Act, as amended,
                permitted by the 1940 Act or any rules,    and all rules and regulations
                regulations or orders thereunder and       promulgated thereunder; (ii) when the
                MGCL, all classes of a particular          Board of Directors (the "Board")
                Series vote together as a single class     determines that a matter affects series
                on any matter that has the same effect     in a materially different way; or (iii)
                on each class of that Series. As to any    when the Board determines a matter
                matter that does not affect the            affects only one or some of the series.
                interest of a particular class, only       In addition, under Minnesota law,
                the holders of shares of the affected      shareholders are entitled to vote as
                class are entitled to vote.                separate series or classes with respect
                                                           to certain amendments to the
                                                           corporation's Articles of Incorporation
                                                           and on certain mergers and exchanges to
                                                           which the corporation is a party.
--------------------------------------------------------------------------------------------------

SHAREHOLDER     Regular stockholder meetings are not       Regular shareholder meetings are not
MEETINGS:       required, unless stockholders are          required; however, a majority of
                required to meet for the purposes of       directors present at a duly held
                electing directors pursuant to the 1940    meeting may call a regular meeting of
                Act.                                       shareholders by fixing the date, time
                                                           and place for a meeting.
                The chairman of the board, president,
                chief executive officer or Board of
                Directors may call a

--------------------------------------------------------------------------------------------------


                                       D.1

--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
                special meeting of the stockholders. In    If a regular meeting of shareholders
                addition, a special meeting of             has not been held during the
                stockholders shall be called by the        immediately preceding 15 months, a
                secretary of the corporation on the        shareholder or shareholders holding
                written request of stockholders holding    three percent or more of the voting
                at least a majority of the voting power    power of all shares entitled to vote
                of all shares entitled to vote. The        may demand a regular meeting of
                stockholders must send written notice      shareholders by written notice of
                to the secretary and other procedural      demand given to the chief executive
                requirements must be met.                  officer or chief financial officer.
                                                           Within 30 days after receipt of the
                The secretary of the Corporation will      demand by one of those officers, the
                also call a special meeting of the         Board must cause a regular meeting of
                stockholders on the written request of     shareholders to be called and held on
                stockholders entitled to cast not less     notice no later than 90 days after
                than a majority of all the votes           receipt of the demand, all at the
                entitled to be cast at such meeting.       expense of the Fund.
                Any stockholder of record seeking to
                have stockholders request a special        Special meetings of the shareholders
                meeting must send written notice to the    may be called at any time as provided
                secretary (the "Record Date Request        for by the laws of the State of
                Notice") requesting the Board of           Minnesota.
                Directors to fix a record date to
                determine the stockholders entitled to     In addition, a special meeting of
                request a special meeting (the "Request    shareholders may be called at any time
                Record Date"). The Record Date Request     by a shareholder or shareholders
                Notice must state the purpose of the       holding ten percent or more of the
                meeting and the matters proposed to be     voting power of all shares entitled to
                acted on it, signed by one or more         vote, except that a special meeting for
                stockholders of record as of the date      the purpose of considering any action
                of signature, bear the date of             to directly or indirectly facilitate or
                signature of each such stockholder (or     effect a business combination must be
                their agent) and state all information     called by 25% or more of the voting
                that must be disclosed in solicitations    power of all shares entitled to vote.
                of proxies for election of directors in
                an election contest (even if an
                election contest is not involved), or
                is otherwise required, pursuant to
                Regulation 14A (or any successor
                provision) under the Securities
                Exchange Act of 1934, as amended (the
                "Exchange Act"). Upon receiving the
                Record Date Request Notice, the Board
                of Directors may fix a Request Record
                Date that may not precede and also not
                be more than ten days after the close
                of business on the date on which the
                resolution fixing the Request Record
                Date is adopted by the Board of
                Directors. If the Board of Directors,
                within ten days after the date on which
                a valid Record Date Request Notice is
                received, fails to adopt a resolution
                fixing the Request Record Date, the
                Request Record Date shall be the close
                of business on the tenth day after the
                first date on which the Record Date
                Request Notice is received by the
                secretary.

                In order for any stockholder to request
                a special meeting, one or more written
                requests for a special meeting signed
                by stockholders of record (or their
                agents) as of the Request Record Date
                entitled to cast not less than a
                majority (the "Special Meeting
                Percentage") of all of the votes
                entitled to be cast at such meeting
                (the "Special Meeting Request") must be
                delivered to the secretary.
                Additionally, the Special Meeting
                Request (a) shall set forth the purpose
                of the meeting and the matters proposed
                to be acted on at it (which is limited
                to the lawful matters set forth in the
                Record Date Request Notice received by
                the secretary), (b) shall bear the date
                of signature of each such stockholder
                (or such agent) signing the Special
                Meeting Request, (c) shall set forth
                the name and address, as they appear in
                the Corporation's books, of each
                stockholder signing such request (or on
                whose behalf the Special Meeting
                Request is signed) and the class,
                series and number of all shares of
                stock of the Corporation which are
                owned by each such stockholder, and the
                nominee holder for, and number of,
                shares owned by such stockholder
                beneficially but not of record, (d)
                shall be sent to the secretary by
                registered mail, return receipt
                requested, and (e) shall be received by
                the secretary within 60 days after the
                Request Record Date. Any stockholder
                requesting a special stock holder
                meeting may revoke his, her or its
                request for a special meeting at any
                time by written revocation delivered to
                the secretary.

                The secretary will inform the
                requesting stockholders of the
                reasonably estimated cost of preparing
                and mailing the notice of meeting
                (including the Corporation's proxy
                materials). The secretary shall not be
                required to call a special meeting upon
                stockholder request and such meeting
                shall not be held unless, in addition
                to the aforementioned documents, the
                secretary receives payment of such
                reasonably estimated cost prior to the
                mailing of any notice of the meeting.
                Any stockholder requested meeting may
                not be more than 90 days after the
                record date for the meeting.

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------


                                       D.2

--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
SHAREHOLDER     The presence in person or by proxy of      The holders of at least ten percent
QUORUM:         the holders of record of one-third of      (10%) of the shares outstanding and
                the shares of all Series and classes       entitled to vote, present in person or
                issued and outstanding and entitled to     by proxy, constitute a quorum, but the
                vote at a meeting constitute a quorum      holders of a smaller amount may adjourn
                except as otherwise provided by law or     without further notice, other than by
                the Articles of Incorporation. Where       notice at the time, until a quorum is
                the holders of shares of any Series or     secured at any such adjourned meeting.
                class are entitled to vote as a Series     In case a quorum is not present, the
                or class (a "Separate Class") or where     meeting may be adjourned without notice
                the holders of shares of two or more       other than by notice at the meeting. At
                (but not all) Series or class are          any adjourned meeting at which a quorum
                required to vote as a single Series or     may be present, any business may be
                class (a "Combined Class"), the            transacted which might have been
                presence in person or by proxy of the      transacted at the meeting as originally
                holders of one-third of the shares of      called.
                that Separate Class or Combined Class
                issued and outstanding and entitled to
                vote at the meeting constitutes a
                quorum for that vote.

                If a quorum is not present or
                represented at the meeting, the holders
                of a majority of the shares present in
                person or by proxy and entitled to vote
                have the power to adjourn the meeting
                without notice other than announcement
                at the meeting, until a quorum is
                present. If, however, such quorum shall
                not be present at any meeting of the
                stockholders, the stockholders or the
                chairman of the meeting shall have the
                power to adjourn the meeting from time
                to time to a date not more than 120
                days after the original record date
                without notice other than announcement
                at the meeting. At any adjourned
                meeting at which a quorum may be
                present, any business may be transacted
                which might have been transacted at the
                meeting as originally called.

                The absence from any meeting of
                stockholders of the number of shares in
                excess of one-third of the shares of
                all Series and classes, or of the
                affected Series, class or classes, as
                the case may be, which may be required
                by the laws of the State of Maryland,
                the 1940 Act or any other applicable
                law or the Articles of Incorporation,
                for action upon any given matter will
                not prevent action of such meeting upon
                any other matter or matters which may
                properly come before the meeting, if
                there shall be present thereat, in
                person or by proxy, holders of the
                number of shares required for action in
                respect of such other matter or
                matters. Notwithstanding any provision
                of law requiring any action to be taken
                or authorized by the holders of a
                greater proportion than a majority of
                the shares of all Series and classes or
                of the shares of a particular Series,
                class or classes, as the case may be,
                entitled to vote thereon, such action
                will be valid and effective if taken or
                authorized by the affirmative vote of
                the holders of a majority of the shares
                of all Series and classes or of such
                particular Series, Class or classes, as
                the case may be, outstanding and
                entitled to vote thereon.

                The stockholders present either in
                person or by proxy, at a meeting which
                has been duly called and convened, may
                continue to transact business until
                adjournment, notwithstanding the
                withdrawal of enough stockholders to
                leave less than a quorum.


--------------------------------------------------------------------------------------------------

SHAREHOLDER     Under the MGCL, if authorized by the       An action required or permitted to be
CONSENT:        charter of the corporation, the holders    taken at a shareholder meeting may be
                of common stock entitled to vote           taken by written action signed, or
                generally in the election of directors     consented to by authorized electronic
                may take action or consent to any          communication, by all of the
                action by delivering a consent in          shareholders entitled to vote on that
                writing or by electronic transmission      action. Such a written action is not
                of the stockholders entitled to cast       effective if it is signed or consented
                not less than the minimum number of        to by fewer than all the shareholders
                votes that would be necessary to           entitled to vote on the action.
                authorize or take the action at a
                stockholders meeting. The corporation's
                charter does not authorize such action;
                therefore, any action required or
                permitted of stockholders must be taken
                at a meeting.
--------------------------------------------------------------------------------------------------

NOTICE TO       In general, stockholders entitled to       In general, shareholders who are
SHAREHOLDERS    vote at or notice of a stockholder         entitled to vote at a shareholder
OF RECORD       meeting must be given written notice of    meeting must be given notice of the
DATE:           at least 10 days and not more than 90      meeting at least 10 and not more than
                days before the meeting. Unless            60 days before the meeting. In certain
                otherwise required by statute, any         cases, the notice of meeting must
                business may be conducted at the annual    include specified information required
                meeting without being designated in the    by Minnesota law. The Board can
                notice. No business may be transacted      establish a record date for determining
                at a special meeting of stockholders       the shareholders who are entitled to
                except as specifically designated in       vote at
                the notice.

--------------------------------------------------------------------------------------------------


                                       D.3

--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
                                                           a shareholder meeting. The record date
                The Board of Directors may set a record    cannot be more than 60 days before the
                date for the purpose of determining the    date of the meeting.
                stockholders entitled to notice of or
                to vote at a stockholder meeting. The
                record date cannot be more than 90 days
                or less than 10 days before the date of
                the meeting. Instead of fixing a record
                date, the Board of Directors may close
                the stock transfer books for not more
                than 20 days. If the stock transfer
                books are closed for this purpose, they
                must be closed for at least 10 days
                before the date of the meeting.
--------------------------------------------------------------------------------------------------

SHAREHOLDER     A stockholder may cast the votes by the    At each shareholder meeting, the polls
PROXIES:        stockholder in person or by proxy          may be opened and closed, the proxies
                executed by the stockholder or by the      and ballots may be received and taken
                stockholder's duly authorized agent in     in charge, and all questions touching
                any manner permitted or not prohibited     the qualification of voters, the
                by law. The proxy or evidence of           validity of proxies, and acceptances or
                authorization of the proxy must be         rejections of votes may be decided by
                filed with the secretary of the            two inspectors of election.
                corporation before or at the meeting.
                No proxy is valid more than eleven         Minnesota law provides that
                months after its date unless otherwise     shareholders can submit proxies in
                provided in the proxy.                     writing or by telephonic transmission
                                                           or authenticated electronic
                                                           communication. It also provides that
                                                           the Board can establish procedures
                                                           whereby a record holder can certify in
                                                           writing that another person is the
                                                           beneficial owner of shares, and the
                                                           beneficial owner then can vote the
                                                           shares or appoint a proxy.
--------------------------------------------------------------------------------------------------

DIRECTORS'      The corporation may amend the Articles     The Articles of Incorporation, or any
POWER TO        of Incorporation if a majority of all      provision hereof, may be amended,
AMEND           the shares at the time issued and          altered, changed or repealed in a
ARTICLES OF     outstanding of all classes or the          manner prescribed by the laws of the
INCORPORATI-    affected class or classes entitled to      State of Minnesota.
ON:             vote in favor of the amendment, or
                consent in writing to such amendment.      The Board, acting without shareholder
                                                           approval, can amend the corporation's
                                                           Articles of Incorporation to (i) change
                                                           the name of the corporation; (ii)
                                                           increase or decrease, but not below the
                                                           number of then-outstanding shares, the
                                                           aggregate number of shares the
                                                           corporation has authority to issue,
                                                           including shares of any class or
                                                           series; and (iii) amend or cancel a
                                                           certificate fixing the rights and
                                                           preferences of a class or series of
                                                           shares, but only when no shares of that
                                                           class or series are outstanding.

                                                           In all other cases, the corporation's
                                                           Articles of Incorporation only can be
                                                           amended with the approval of the
                                                           requisite shareholders.
--------------------------------------------------------------------------------------------------

TERMINATION     Under the MGCL, a majority of the          In order to dissolve a Minnesota
OF              entire board of directors of the           corporation, the affirmative vote of a
CORPORATION:    corporation proposing to dissolve the      majority of the voting power of all
                corporation shall (1) adopt a              shares entitled to vote is required. In
                resolution which declares that             order to discontinue an individual
                dissolution of the corporation is          class or series of shares without
                advisable; and (2) direct that the         dissolving the corporation, an
                proposed dissolution be submitted for      amendment to the corporation's Articles
                consideration at either an annual or a     of Incorporation would be required. In
                special meeting of the stockholders.       order to adopt such an amendment,
                Under the MGCL, unless the                 shareholders must approve the amendment
                corporation's charter provides a lesser    by the affirmative vote of the greater
                proportion of votes, but in no case        of (i) a majority of the voting power
                less than a majority of all votes          of the shares of that class or series
                entitled to be cast on the proposal,       present and entitled to vote or (ii) a
                the proposed dissolution shall be          majority of the voting power of the
                approved by the stockholders of the        minimum number of shares of such class
                corporation by the affirmative vote of     or series entitled to vote that would
                two-thirds of all the votes entitled to    constitute a quorum for the transaction
                be cast on the matter. Each Seligman       of business at the meeting (a
                Fund's charter provides that               "Minnesota Statutory Vote").
                notwithstanding any provision of law
                requiring any action to be taken or        The Board, acting without a shareholder
                authorized by the holders of a greater     vote, does not have the power to
                proportion than a majority of the          dissolve the corporation or to
                shares of all series and classes or of     discontinue an individual class or
                the shares of a particular series,         series of shares.
                class or classes, as the case may be,
                entitled to vote thereon, such action
                shall be valid and effective if taken
                or authorized by the affirmative vote
                of the holders of a majority of the
                shares of all series and classes or of
                such particular series, class or
                classes, as the case may be,
                outstanding and entitled to vote
                thereon.
--------------------------------------------------------------------------------------------------

MERGER OR       Under the MGCL, unless the                 In most cases, any merger or exchange
CONSOLIDATI-    corporation's charter provides a lesser    in which a Minnesota corporation is not
ON OF           proportion of votes, but in no case        the continuing entity, and any sale of
CORPORATION:    less than a majority of all votes          all or substantially all of the
                entitled to be cast on the proposal,       corporation's property and assets not
                any consolidation, merger, share           in the usual and regular course of its
                exchange, or transfer requires the         business, requires the affirmative vote
                affirmative vote of two-thirds of all      of a majority of the voting power of
                the votes entitled to be cast on the       all shares entitled to vote.
                matter. Each Seligman Fund's charter
                provides that notwithstanding any
                provision of law requiring any action
                to be taken or authorized by the
                holders of a greater

--------------------------------------------------------------------------------------------------


                                       D.4

--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
                proportion than a majority of the          Any sale of the assets belonging to an
                shares of all series and classes or of     individual series of shares of a
                the shares of a particular series,         Minnesota corporation in exchange for
                class or classes, as the case may be,      shares of another corporation or trust
                entitled to vote thereon, such action      or shares of another series of the
                shall be valid and effective if taken      corporation, while leaving other series
                or authorized by the affirmative vote      of the corporation outstanding, would
                of the holders of a majority of the        require an amendment to the
                shares of all series and classes or of     corporation's Articles of
                such particular series, class or           Incorporation. In order to adopt such
                classes, as the case may be,               an amendment, shareholders of that
                outstanding and entitled to vote           series would have to approve the
                thereon.                                   amendment by a Minnesota Statutory
                                                           Vote.
                A stockholder who has not received
                payment for his stock in connection
                with a merger, consolidation, share
                exchange or transfer may petition a
                court of equity in the county where the
                principal office of the corporation is
                located or where the resident agent of
                the successor is located, for an
                appraisal to determine the fair value
                of the stock.
--------------------------------------------------------------------------------------------------

REMOVAL OF      Under the MGCL, stockholders of the        Under Minnesota law, the Board can
DIRECTORS:      corporation may remove any director,       remove a director by a majority vote of
                with or without cause, by the              the remaining directors, but only if
                affirmative vote of a majority of all      the director was appointed by the Board
                the votes entitled to be cast generally    to fill a vacancy and has not
                for the election of directors.             subsequently been elected by
                                                           shareholders.

                                                           In all other cases, a director can only
                                                           be removed by shareholder vote. In
                                                           general, such removal requires the
                                                           affirmative vote of the holders of a
                                                           majority of the voting power of all
                                                           shares entitled to vote at an election
                                                           of directors. However, where a
                                                           corporation has cumulative voting (as
                                                           do the Funds), unless the entire Board
                                                           is removed simultaneously, a director
                                                           is not removed from the Board if there
                                                           are cast against removal of the
                                                           director the votes of a proportion of
                                                           the voting power sufficient to elect
                                                           the director at an election of the
                                                           entire Board under cumulative voting.
--------------------------------------------------------------------------------------------------

DIRECTOR        The Board of Directors may appoint from    From time to time the Board may, by
COMMITTEES:     among its members an Executive             resolution passed by a majority of the
                Committee, an Audit Committee, a Board     whole Board, appoint any other
                Operations Committee, a Nominating         committee or committees for any purpose
                Committee and other committees,            or purposes, which committee or
                composed of one or more directors to       committees will have such powers as
                serve at the pleasure of the Board of      specified in the resolution of
                Directors. Any director may give notice    appointment.
                to the Board of Directors at any time
                of his or her resignation from any         The corporation's By-Laws provide that
                committee on which he or she serves.       the Board may, by resolution passed by
                                                           a majority of the whole Board,
                The Board of Directors may delegate to     designate an Executive Committee of two
                committees appointed pursuant to the       or more directors, which may meet at
                Articles of Incorporation any of the       stated times or on notice to all by any
                powers of the Board of Directors,          of their number during intervals
                except as prohibited by law.               between meetings of the Board. The
                                                           Executive Committee will advise with
                Any action required or permitted to be     and aid the officers of the Fund in all
                taken at any meeting of a committee of     matters concerning its interests and
                the Board of Directors may be taken        the management of its business, and
                without a meeting, if a consent to such    generally perform such duties and
                action in writing or by electronic         exercise such powers as may be
                transmission is given by each member of    delegated to it from time to time by
                the committee and filed with the           the Board.
                minutes of proceedings of such
                committee.                                 The Board also may, by resolution
                                                           passed by a majority of the whole
                Subject to the previous sections, the      Board, appoint any other committee or
                Board of Directors has the power at any    committees for any purpose or purposes,
                time to change the membership of any       which committee or committees will have
                committee, to fill all vacancies, to       such powers as specified in the
                designate alternate members to replace     resolution of appointment. The quorum
                any absent or disqualified member or to    for such committee established by the
                dissolve any such committee. Subject to    Board is two members regardless of the
                the power of the Board of Directors,       number of members serving on the
                the members of a committee have the        committee. Under Minnesota law, the
                power to fill any vacancies on such        members of such other committees do not
                committee.                                 need to be directors.
--------------------------------------------------------------------------------------------------

DIRECTOR        The Fund's Articles of Incorporation       To the full extent permitted by the
LIABILITY:      provide that a director or officer of      laws of the State of Minnesota, as now
                the corporation will not be liable to      existing or hereafter amended, no
                the corporation or its stockholders for    director of the Fund will be liable to
                monetary damages for breach of             the Fund or to its shareholders for
                fiduciary duty as a director or            monetary damages for breach of
                officer, except to the extent such         fiduciary duty as a director but such
                exemption from liability or limitation     limit on liability will be permitted by
                thereof is not permitted by law            only to the extent allowable under the
                (including the 1940 Act).                  provisions of the 1940 Act.

                Under the MGCL, the foregoing provision    Under Minnesota law, the foregoing
                is not effective to eliminate a            provision is not effective to eliminate
                director's personal liability to the       a director's personal liability to the
                Funds or its shareholders for, among       Funds or its shareholders for, among
                other things, any act or omission of       other things, (i) any breach of the
                the director that was material to the      director's duty of loyalty to the
                matter giving rise to a threatened,        corporation or its shareholders; (ii)
                pending or completed action, suit or       acts or omissions not in good faith or
                proceeding, whether civil, criminal,
                administrative, or investigative
                ("Proceeding"),

--------------------------------------------------------------------------------------------------


                                       D.5

--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
                and (1) was committed in bad faith; or     that involve intentional misconduct or
                (2) was the result of active and           knowing violation of law; or (iii) any
                deliberate dishonesty; or (ii) the         transaction from which the director
                director actually received an improper     derived an improper personal benefit.
                personal benefit in money, property, or
                services; or (iii) in the case of any
                criminal proceeding, the director had
                reasonable cause to believe that the
                act or omission was unlawful.

                Under the MGCL, the charter of a
                Maryland corporation may include any
                provision expanding or limiting the
                liability of its directors to the
                corporation or its stockholders for
                money damages, but may not include any
                provision that restricts or limits the
                liability of its directors to the
                corporation or its stockholders: (A) to
                the extent that it is proved that the
                person actually received an improper
                benefit or profit in money, property,
                or services for the amount of the
                benefit or profit in money, property,
                or services actually received; or (B)
                to the extent that a judgment or other
                final adjudication adverse to the
                person is entered in a proceeding based
                on a finding in the proceeding that the
                person's action, or failure to act, was
                the result of active and deliberate
                dishonesty and was material to the
                cause of action adjudicated in the
                proceeding.
--------------------------------------------------------------------------------------------------

DIRECTOR        The corporation will indemnify to the      The Fund will indemnify any person who
INDEMNIFICA-    fullest extent permitted by law any        was or is a party and is threatened to
TION:           person made or threatened to be made a     be made a party, by reason of the fact
                party to any action, suit or               that she or he is or was a director,
                proceeding, whether criminal, civil,       officer, employee or agent of the Fund,
                administrative or investigative, by        or is or was serving at the request of
                reason of the fact that such person is     the Fund as a director, officer,
                or was a director, officer or employee     employee or agent of another company,
                of the corporation or serves or served     partnership, joint venture, trust or
                at the request of the corporation any      other enterprise, to any threatened,
                other enterprise as a director, officer    pending or completed action, suit or
                or employee. To the fullest extent         proceeding, wherever brought, and the
                permitted by law, expenses incurred by     Fund may purchase liability insurance
                any such person in defending any such      and advance legal expenses, all to the
                action, suit or proceeding will be paid    fullest extent permitted by the laws of
                or reimbursed by the corporation           the State of Minnesota. Any
                promptly, provided that such person        indemnification hereunder will not be
                agrees to repay such expenses if it is     exclusive of any other rights of
                ultimately determined that such person     indemnification to which the directors,
                is not entitled to be indemnified by       officers, employees or agents might
                the corporation. The Articles of           otherwise be entitled. No
                Incorporation may not be amended to        indemnification will be made in
                adversely affect this protection. These    violation of the 1940 Act.
                provisions do not waive compliance with
                the Securities Act of 1933 or the 1940     Under Minnesota law, a corporation is
                Act or other valid rule, regulation or     required to indemnify and advance
                order of the SEC.                          expenses to present and former
                                                           directors against judgments, penalties,
                Under the MGCL, a corporation may          fines, settlements and reasonable
                indemnify a director made a party to       expenses, including attorneys' fees and
                any Proceeding by reason of service in     disbursements, if they are made parties
                that capacity unless found liable under    to a legal proceeding by virtue of
                provisions (1) and (2) under "Director/    their position as directors. However,
                Trustee Liability". Indemnification may    indemnification and advances are not
                be against judgments, penalties, fines,    required or permitted if a director
                settlements, and reasonable expenses       engaged in specified disabling conduct.
                actually incurred by the director in
                connection with the proceeding.            The corporation's Articles of
                However, if the proceeding was one by      Incorporation and By-Laws provide that
                or in the right of the corporation,        each person made or threatened to be
                indemnification may not be made in         made a party to or who is involved
                respect of any proceeding in which the     (including, without limitation, as a
                director shall have been adjudged to be    witness) in any actual or threatened
                liable to the corporation.                 action, suit or proceeding whether
                                                           civil, criminal, administrative,
                The Corporation's By-Laws provide to       arbitration, or investigative,
                the maximum extent permitted by            including a proceeding by or in the
                Maryland law, as in effect from time to    right of the Fund by reason of the
                time, the Corporation shall indemnify      former or present capacity as a
                and, without requiring a preliminary       director or officer of the Fund or who,
                determination of the ultimate              while a director or officer of the
                entitlement to indemnification, shall      Fund, is or was serving at the request
                pay or reimburse reasonable expenses in    of the Fund or whose duties as a
                advance of final disposition of a          director or officer involve or involved
                proceeding to (a) any individual who is    service as a director, officer,
                a present or former director or officer    partner, trustee or agent of another
                of the Corporation and who is made, or     organization or employee benefit plan,
                threatened to be made, a party to the      whether the basis of any proceeding is
                proceeding by reason of his or her         alleged action in an official capacity
                service in any such capacity or (b) any    or in any capacity while serving as a
                individual who, while a director or        director, officer, partner, trustee or
                officer of the Corporation and at the      agent, will be indemnified and held
                request of the Corporation, serves or      harmless by the Fund to the full extent
                has served as a director, officer,         authorized by laws of the State of
                partner or trustee of another              Minnesota, as the same or may hereafter
                corporation, or a real estate              be amended (but, in the case of any
                investment trust, partnership, joint       such amendment, only to the extent that
                venture, trust, employee benefit plan      such amendment permits the Fund to
                or other enterprise and who is made, or    provide broader indemnification rights
                threatened to be made, a party to the      than the law permitted the Fund to
                proceeding by reason of his or her         provide prior to such amendment), or by
                service in any such capacity. The          any other applicable law as then in
                Corporation may, with the approval of      effect, against judgments, penalties,
                its Board of Directors or any duly         fines including, without limitation,
                authorized committee thereof, provide      excise taxes assessed against the
                such indemnification and advance for       person with respect to an employee
                expenses to a person who served a          benefit plan, settlements and
                predecessor of the Corporation in any      reasonable expenses, including
                of the capacities described in (a) or      attorneys' fees and disbursements,
                (b) above and to any employee or agent     incurred in connection therewith and
                of the Corporation or a predecessor of     the indemnification will continue as to
                the Corporation. The termination of any    any person who has ceased to be a
                claim, action, suit or other               director or officer and will inure to
                                                           the benefit of the person's heirs,
                                                           executors and administrators provided,
                                                           however, in an action brought against

--------------------------------------------------------------------------------------------------


                                       D.6

--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
                proceeding involving any person, by        the Fund to enforce rights to
                judgment, settlement (whether with or      indemnification, the director or
                without court approval) or conviction      officer will be indemnified only if the
                or upon a plea of guilty or nolo           action was authorized by the Board of
                contendere, or its equivalent, shall       the Fund. The right to indemnification
                not create a presumption that such         conferred by these provisions is a
                person did not meet the standards of       contract right and includes the right
                conduct required for indemnification or    to be paid by the Fund in advance of
                payment of expenses to be required or      the final disposition of a proceeding
                permitted under Maryland law, the By-      for expenses incurred in connection
                laws or the charter of the Corporation.    therewith provided, however, such
                Any indemnification or advance of          payment of expenses will be made only
                expenses made pursuant to the By-laws      upon receipt of a written undertaking
                shall be subject to applicable             by the director or officer to repay all
                requirements of the 1940 Act. The          amounts so paid if it is ultimately
                indemnification and payment of expenses    determined that the director or officer
                provided in the By-laws shall not be       is not entitled to indemnification.
                deemed exclusive of or limit in any way
                other rights to which any person           Each person who upon written request to
                seeking indemnification or payment of      the Funds has not received payment
                expenses may be or may become entitled     within thirty days may at any time
                under any bylaw, regulation, insurance,    thereafter bring suit against the Funds
                agreement or otherwise.                    to recover any unpaid amount and, to
                                                           the extent successful, in whole or in
                                                           part, will be entitled to be paid the
                                                           expenses of prosecuting such suit. Each
                                                           person will be presumed to be entitled
                                                           to indemnification upon filing a
                                                           written request for payment and the
                                                           Fund will have the burden of proof to
                                                           overcome the presumption that the
                                                           director or officer is not so entitled.
                                                           Neither the determination by the Fund,
                                                           whether by the Board, special legal
                                                           counsel or by shareholder, nor the
                                                           failure of the Fund to have made any
                                                           determination will be a defense or
                                                           create the presumption that the
                                                           director or officer is not entitled to
                                                           indemnification.

                                                           The right to indemnification and to the
                                                           payment of expenses prior to any final
                                                           determination will not be exclusive of
                                                           any other right which any person may
                                                           have or hereinafter acquire under any
                                                           statute, provision of the Articles of
                                                           Incorporation, by-law, agreement, vote
                                                           of shareholders or otherwise and
                                                           notwithstanding any provisions in the
                                                           Funds' By-Laws, the Funds are not
                                                           obligated to make any payment with
                                                           respect to any claim for which payment
                                                           is required to be made to or on behalf
                                                           of the director or officer under any
                                                           insurance policy, except with respect
                                                           to any excess beyond the amount of
                                                           required payment under such insurance
                                                           and no indemnification will be made in
                                                           violation of the provisions of the 1940
                                                           Act.
--------------------------------------------------------------------------------------------------

DIVIDENDS:      The Board of Directors may declare and     The corporation's Articles of
                pay dividends and distributions from       Incorporation provide that the
                income and capital gains, accrued or       directors may declare and pay dividends
                unrealized, from the assets belonging      in their discretion at any time and
                to a Series, at such times and in such     from time to time to the extent and
                manner as they may determine in their      from such sources as permitted by the
                discretion.                                laws of the State of Minnesota. Under
                                                           Minnesota law, the Board can authorize
                Dividends and distributions on shares      a dividend if it determines that the
                of a particular Series may be paid to      corporation will be able to pay its
                the holders of shares of the Series at     debts in the ordinary course of
                such times, in such manner and from        business after paying the dividend.
                such of the income and capital gains,
                accrued or realized, from the assets
                belonging to that Series, after
                providing for actual and accrued
                liabilities belonging to that Series,
                as the Board of Directors may
                determine.

                Dividends and other distributions upon
                the stock of the corporation may be
                authorized by the Board of Directors,
                subject to the provisions of law and
                the charter of the corporation.
                Dividends and other distributions may
                be paid in cash, property or stock of
                the corporation, subject to the
                provisions of law and the charter.
--------------------------------------------------------------------------------------------------

CAPITALIZAT-    The Board of Directors has the power       The amount of total authorized capital
ION:            and authority to increase or decrease,     stock of the Corporation is
                from time to time, the aggregate number    $100,000,000, consisting of
                of shares of stock, or of any Series or    10,000,000,000 shares of par value of
                class of stock, that the corporation       one cent ($0.01) per share. Any or all
                has the authority to issue.                of said shares of capital stock may be
                                                           issued in such classes or series with
                With respect to RiverSource Government     such designations, preferences and
                Money Market Fund, Inc., the total         relative, participating, optional or
                number of shares of capital stock which    other special rights, or
                the corporation has authority to issue     qualifications, limitations or
                is 1,400,000,000 shares (par value of      restrictions thereof, as is stated and
                $0.01 per share), amounting to an          expressed in a resolution or
                aggregate par value of $14,000,000.        resolutions providing for the issue of
                                                           such class or series of stock as may be
                With respect to Seligman Frontier Fund,    adopted from time to time by the Fund's
                Inc., the total number of shares of        Board.
                capital stock which the corporation has
                authority to issue is 500,000,000
                shares (par value of $0.10 per share),

--------------------------------------------------------------------------------------------------


                                       D.7

--------------------------------------------------------------------------------------------------
                     FUNDS ORGANIZED AS A MARYLAND              FUNDS ORGANIZED AS A MINNESOTA
POLICY                        CORPORATION                                CORPORATION
--------------------------------------------------------------------------------------------------
                amounting to an aggregate par value of
                $50,000,000.

                With respect to Seligman Global Fund
                Series, Inc., of which Seligman Global
                Smaller Companies Fund is a part, the
                total number of shares of all Series
                and classes of stock which the
                corporation has the authority to issue
                is 2,000,000,000 shares of common stock
                (par value of $0.001 per share),
                amounting to an aggregate par value of
                $2,000,000.

                With respect to Seligman Value Fund
                Series, Inc., of which Seligman
                Smaller-Cap Value Fund is a part, the
                total number of shares of all Series
                and classes of stock which the
                corporation has the authority to issue
                is 2,000,000,000 shares of common stock
                (par value of $0.001 per share),
                amounting to an aggregate par value of
                $2,000,000.
--------------------------------------------------------------------------------------------------

NUMBER OF       The number of directors will never be      There may be no less than two and not
DIRECTORS;      less than the greater of three and the     more than fifteen directors, as
VACANCIES:      minimum number required by the MGCL,       determined from time to time by the
                nor more than 20, and the tenure of a      Board. If a vacancy occurs on the Board
                directorship will not be affected by       by reason of death, resignation or
                any decrease in the number of              otherwise, such vacancy may be filled
                directors.                                 for the unexpired term by a majority
                                                           vote of the remaining directors, even
                Any vacancy occurring in the Board of      if the remaining number of directors is
                Directors for any cause other than by      less than a quorum.
                reason of an increase in the number of
                directors may be filled by a majority
                of the remaining members of the Board
                of Directors, even if such majority is
                less than a quorum. Any vacancy
                occurring by reason of an increase in
                the number of directors may be filled
                by a majority of the entire Board of
                Directors then in office. A director
                elected by the Board of Directors to
                fill a vacancy will be elected to hold
                office until the next annual meeting of
                stockholders and until his or her
                successor is elected and qualifies.
--------------------------------------------------------------------------------------------------

INDEPENDENT     The Articles of Incorporation and By-      The corporation's By-Laws require the
CHAIR OF THE    Laws do not require an independent         Board to elect one independent member
BOARD:          chair of the Board of Directors.           to serve as Chair of the Board whose
                                                           duties include serving as the lead
                                                           independent director.
--------------------------------------------------------------------------------------------------

INSPECTION      Under the MGCL, any stockholder or his     The Articles of Incorporation and By-
OF BOOKS AND    agent may inspect and copy during usual    Laws do not give shareholders any right
RECORDS:        business hours the corporation's By-       to inspect the books and records of the
                laws, minutes of the proceedings of the    corporation.
                stockholders, annual statements of
                affairs, and voting trust agreements on    Minnesota law requires the corporation
                file at the corporation's principal        (each Fund) to keep (i) a share
                office.                                    register containing the names and
                                                           addresses of its shareholders and the
                In addition, one or more persons who       number and classes of shares held by
                together are and for at least six          each; (ii) records of all proceedings
                months have been stockholders of record    of shareholders for the last three
                of a least 5 percent of the outstanding    years; (iii) records of all proceedings
                stock of any class of the corporation      of the Board for the last three years;
                may, in person or by agent, on written     (iv) its Articles of Incorporation and
                request, inspect and copy during usual     By-Laws, as amended; (v) certain
                business hours the corporation's books     financial statements that Minnesota law
                of account and its stock ledger,           requires that the corporation (each
                present to any officer or resident         Fund) to prepare; (vi) all reports to
                agent of the corporation a written         shareholders generally within the last
                request for a statement of its affairs,    three years; and (vii) a statement of
                and in the case of any corporation         the names and usual business addresses
                which does not maintain the original or    of its directors and principal
                a duplicate stock ledger at its            officers. The Fund's shareholders and
                principal office, present to any           beneficial owners have the right, upon
                officer or resident agent of the           written demand stating the purpose, at
                corporation a written request for a        any reasonable time to examine and copy
                list of its stockholders.                  those records which are reasonably
                                                           related to the stated purpose, provided
                A stockholder with the right, under        that the stated purpose is reasonably
                applicable law, to inspect the             related to the person's interest as a
                corporation's books of account, stock      shareholder or beneficial owner.
                ledger, or other specified documents of
                the corporation has no right to make an
                inspection if the Board of Directors
                determines that the stockholder has an
                improper purpose for requesting the
                inspection.
--------------------------------------------------------------------------------------------------




                                       D.8

EXHIBIT E

RIVERSOURCE FAMILY OF FUNDS PRIVACY NOTICE

The RiverSource Family of Funds, which includes RiverSource, Seligman, and Threadneedle branded funds (collectively, the "funds"), are committed to respecting shareholders' rights of privacy and we have adopted the following policy to maintain the confidentiality of the information you share with us:

INFORMATION WE COLLECT

We know that you expect us to conduct and process your business in a manner that is both accurate and efficient. To do so, we may collect information about you such as your name, address, Social Security number and the names of your beneficiaries. This information is collected from applications or other forms that you provide to us or the financial intermediaries that distribute the funds. We also collect information about your transactions in the funds. In addition, we may obtain information about you from third parties in order to service your account. Financial intermediaries which distribute the funds and service your account, whether or not affiliated with us, may have a customer relationship with you and may independently collect information from you. This Privacy Notice does not apply to their independent collection or use of information about you.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except in two circumstances. We disclose information to companies, whether or not affiliated with us, that help us by providing services to you including companies that market funds on our behalf. We also disclose information when we are permitted or required by law to do so, such as when information is provided to the IRS for tax purposes.

SECURITY

We maintain physical, electronic, and procedural safeguards to protect your personal information. In addition, we insist that the distributors and other companies that perform services for us limit access to your personal information to authorized employees and agents, and maintain appropriate physical, electronic and procedural safeguards.

This privacy notice applies to each fund in the RiverSource Family of Funds, to Seligman Premium Technology Growth Fund, to Tri-Continental Corporation and to RiverSource LaSalle International Real Estate Fund. It also applies to RiverSource Investments, LLC, RiverSource Fund Distributors, Inc. and RiverSource Service Corporation with respect to the investment advisory, distribution and shareholder services each may provide to the funds.


                                       E.1

PROXY                                            RIVERSOURCE FUNDS                                           PROXY
                                                  SELIGMAN FUNDS
                                 NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                                           TO BE HELD ON MARCH 10, 2010

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND(S) LISTED BELOW.

The undersigned hereby constitutes and appoints Stephen R. Lewis, Jr., Scott R. Plummer and Christopher O.
Petersen, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of the Fund(s) listed below held of record by the undersigned on January 15, 2010 at the Joint Special
Meeting of Shareholders to be held on March 10, 2010 (the Meeting), and at any adjournment thereof. The undersigned hereby revokes any previous proxies with respect to such shares of the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED
SHAREHOLDER(S) AND, IN THE DISCRETION OF THE PROXIES NOTED ABOVE, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY
COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, INCLUDING, BUT NOT LIMITED TO, PROPOSING AND/OR VOTING ON
ADJOURNMENT OF THE MEETING WITH RESPECT TO THE PROPOSAL(S), INCLUDING, BUT NOT LIMITED TO, IN THE EVENT THAT
SUFFICIENT VOTES IN FAVOR OF ANY PROPOSAL ARE NOT RECEIVED. IF THIS PROXY CARD IS SIGNED, DATED AND RETURNED WITH
NO VOTING INSTRUCTION AS TO THE PROPOSAL(S) ON WHICH SHARES REPRESENTED BY THE UNDERSIGNED ARE ENTITLED TO VOTE,
SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL(S).

                                                                     VOTE VIA TELEPHONE: 1-866-241-6192
                                                                     VOTE VIA THE INTERNET: www.proxy-direct.com

                                                                     [999 9999 9999 999]  [______________________]

                                                                     NOTE: Please sign exactly as your name
                                                                     appears on this Proxy Card and date it. If
                                                                     signing for estates, trusts or corporations,
                                                                     title or capacity should be stated. If shares
                                                                     are held jointly, each holder must sign.


                                                                     ---------------------------------------------
                                                                     Signature

                                                                     ---------------------------------------------
                                                                     Additional Signature (if held jointly)

                                                                     ---------------------------------------------
                                                                     Date                         RSF_20876_112009

FUND                                          FUND
----                                          ----
RiverSource Partners Aggressive Growth Fund   RiverSource Partners Select Value Fund
RiverSource Partners Small Cap Equity Fund    RiverSource Partners Small Cap Growth Fund
Seligman Global Smaller Companies Fund        RiverSource Tax-Exempt Money Market Fund

                                                  VOTING OPTIONS
                            READ YOUR PROXY STATEMENT AND HAVE IT AT HAND WHEN VOTING.

            (GRAPHIC)                   (GRAPHIC)                  (GRAPHIC)                     (GRAPHIC)
       VOTE ON THE INTERNET           VOTE BY PHONE              VOTE BY MAIL                 VOTE IN PERSON
            LOG ON TO:             CALL 1-866-241-6192  VOTE, SIGN AND DATE THIS PROXY  ATTEND SHAREHOLDER MEETING
       www.proxy-direct.com        FOLLOW THE RECORDED      CARD AND RETURN IN THE            MARQUETTE HOTEL
FOLLOW THE ON-SCREEN INSTRUCTIONS      INSTRUCTIONS          POSTAGE-PAID ENVELOPE         710 MARQUETTE AVENUE
        AVAILABLE 24 HOURS          AVAILABLE 24 HOURS                                     MINNEAPOLIS, MN 55402
                                                                                             ON MARCH 10, 2010

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX(ES) BELOW. THIS PROXY CARD CONTAINS PROPOSALS RELATING TO MULTIPLE
FUNDS. IF YOU DO NOT OWN SHARES OF A FUND, "NOT APPLICABLE" IS NOTED UNDER THAT PROPOSAL. YOU ARE ONLY PERMITTED
TO VOTE ON PROPOSALS RELATING TO FUND(S) FOR WHICH YOU OWN SHARES. IF YOU DO NOT INDICATE YOUR VOTING INSTRUCTION
FOR THE PROPOSALS THAT YOU ARE ENTITLED TO VOTE, YOUR PROXY WILL BE VOTED FOR EACH SUCH PROPOSAL THAT YOU ARE
ENTITLED TO VOTE.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. EXAMPLE: [X]

[ ]  Mark this box to vote FOR ALL Proposals of fund(s) for which you own shares. (No other vote is necessary.)

1.   To approve an Agreement and Plan of Reorganization between RiverSource Partners Aggressive Growth Fund and
     RiverSource Mid Cap Growth Fund.

                                                     FOR   AGAINST   ABSTAIN
     RiverSource Partners Aggressive Growth Fund     [ ]     [ ]       [ ]

2.   To approve an Agreement and Plan of Reorganization between RiverSource Partners Select Value Fund and
     RiverSource Mid Cap Value Fund.

                                                     FOR   AGAINST   ABSTAIN
     RiverSource Partners Select Value Fund          [ ]     [ ]       [ ]

3.   To approve an Agreement and Plan of Reorganization between RiverSource Partners Small Cap Equity Fund and
     Seligman Smaller-Cap Value Fund.

                                                     FOR   AGAINST   ABSTAIN
     RiverSource Partners Small Cap Equity Fund      [ ]     [ ]       [ ]

4.   To approve an Agreement and Plan of Reorganization between RiverSource Partners Small Cap Growth Fund and
     Seligman Frontier Fund.

                                                     FOR   AGAINST   ABSTAIN
     RiverSource Partners Small Cap Growth Fund      [ ]     [ ]       [ ]

5.   To approve an Agreement and Plan of Reorganization between Seligman Global Smaller Companies Fund and
     RiverSource Partners International Small Cap Fund.

                                                     FOR   AGAINST   ABSTAIN
     Seligman Global Smaller Companies Fund          [ ]     [ ]       [ ]

6.   To approve an Agreement and Plan of Reorganization between RiverSource Tax-Exempt Money Market Fund and
     RiverSource Government Money Market Fund (formerly Seligman Cash Management Fund).

                                                     FOR   AGAINST   ABSTAIN
     RiverSource Tax-Exempt Money Market Fund        [ ]     [ ]       [ ]

      IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR BOTH RIVERSOURCE AND SELIGMAN FUNDS
                                 SHAREHOLDER MEETING TO BE HELD ON MARCH 10, 2010.
            THE PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT https://www.proxy-direct.com/rfs20876

                EVERY VOTE IS IMPORTANT! PLEASE VOTE TODAY USING ONE OF THE FOUR AVAILABLE OPTIONS!
                                                 RSF_20876_112009

                   RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
                     RIVERSOURCE PARTNERS SELECT VALUE FUND
                   RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
                   RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND
                     SELIGMAN GLOBAL SMALLER COMPANIES FUND
                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

                                      LOGO

                                                                   Jan. 27, 2010

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED COMBINED PROXY STATEMENT/PROSPECTUS.

Q:   WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' approval for certain kinds of changes, like the reorganizations proposed in this combined proxy statement/prospectus.

Q:   IS MY VOTE IMPORTANT?

Absolutely! While the Board of Directors (the "Board") of each Fund listed above has reviewed these reorganizations and recommends that you approve them, you have the right to voice your opinion. Until a Fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q:   WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on the reorganization (a "Reorganization") of one or more funds in the RiverSource Family of Funds (each a "Selling Fund" and together, the "Selling Funds") into a corresponding fund in the RiverSource Family of Funds (each a "Buying Fund" and together, the "Buying Funds") as noted in the table below:

SELLING FUND                                   BUYING FUND
RiverSource Partners Aggressive Growth Fund    RiverSource Mid Cap Growth Fund
RiverSource Partners Select Value Fund         RiverSource Mid Cap Value Fund
RiverSource Partners Small Cap Equity Fund     Seligman Smaller-Cap Value Fund
RiverSource Partners Small Cap Growth Fund     Seligman Frontier Fund
Seligman Global Smaller Companies Fund         RiverSource Partners International Small Cap
                                               Fund
RiverSource Tax-Exempt Money Market Fund       RiverSource Government Money Market Fund
                                               (formerly Seligman Cash Management Fund)


If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of the corresponding Buying Fund with the same aggregate net asset value as your Selling Fund shares at the time of the Reorganization. (Selling Funds and Buying Funds may be individually or collectively referred to as a "Fund" or the "Funds.")

We encourage you to read the full text of the combined proxy statement/prospectus to obtain a more detailed understanding of the issues.

Q:   WHY ARE THE REORGANIZATIONS BEING PROPOSED?

The Reorganization of each Selling Fund into a corresponding Buying Fund would generally result in a larger combined fund with the same or similar investment objectives, principal investment strategies and investment policies, which will allow for more focused distribution, potentially increasing sales of and economies of scale in the combined fund. Additionally, following the Reorganization, for nearly all classes of shares of the combined fund, net expenses will be the same or lower than they would have been for the Selling Fund.

Q:   IF APPROVED, WHEN WILL THE REORGANIZATIONS HAPPEN?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close before the end of the second quarter of 2010.

Q:   HOW DOES THE BOARD RECOMMEND THAT I VOTE?

After careful consideration, the Board of each Selling Fund recommends that you vote FOR the Reorganization of your Selling Fund.

Q:   HOW DO I VOTE?

You can vote in one of four ways:

-  By telephone

-  By internet

-  By mail with the enclosed proxy card

-  In person at the meeting

Please refer to the enclosed proxy card for the telephone number and internet address.

Q:   WHOM SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Funds' proxy solicitor, Computershare Fund Services, toll free at 1 (866) 859-8682.

                       STATEMENT OF ADDITIONAL INFORMATION



                         RIVERSOURCE EQUITY SERIES, INC.

                         RiverSource Mid Cap Growth Fund



                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.

                RiverSource Partners International Small Cap Fund



                       RIVERSOURCE INVESTMENT SERIES, INC.

                         RiverSource Mid Cap Value Fund



                 RIVERSOURCE GOVERNMENT MONEY MARKET FUND, INC.



                          SELIGMAN FRONTIER FUND, INC.



                        SELIGMAN VALUE FUND SERIES, INC.

                         Seligman Smaller-Cap Value Fund



                                  JAN. 27, 2010
This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by contacting your Fund's proxy solicitor, Computershare Fund Services, toll free at 1 (866) 859-8682.

This SAI relates to the proposed reorganizations (each a "Reorganization") of a fund in the RiverSource Family of Funds (each a "Selling Fund" and together, the "Selling Funds") into a corresponding fund in the RiverSource Family of Funds (each a "Buying Fund" and together, the "Buying Funds") as noted in the table below:

                SELLING FUND                                      BUYING FUND
------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund    RiverSource Mid Cap Growth Fund
------------------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund         RiverSource Mid Cap Value Fund
------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity Fund     Seligman Smaller-Cap Value Fund
------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund     Seligman Frontier Fund
------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund         RiverSource Partners International Small Cap Fund
------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market Fund       RiverSource Government Money Market Fund
                                               (formerly Seligman Cash Management Fund)
------------------------------------------------------------------------------------------------


This SAI incorporates by reference the following described Buying and Selling Fund documents, each of which has been previously filed and accompanies this SAI.

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Aggressive Growth Fund, for the period ended May 31, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Mid Cap Growth Fund, for the period ended Nov. 30, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Select Value Fund, for the period ended May 31, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Mid Cap Value Fund for the period ended Sept. 30, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Small Cap Equity Fund, for the period ended May 31, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Smaller-Cap Value Fund, for the period ended Dec. 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of Seligman Smaller-Cap Value Fund, for the period ended June 30, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners Small Cap Growth Fund, for the period ended March 31, 2009, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Partners Small Cap Growth Fund, for the period ended Sept. 30, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Frontier Fund, for the period ended Oct. 31, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Global Smaller Companies Fund, for the period ended Oct. 31, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Partners International Small Cap Fund, for the period ended Oct. 31, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Tax-Exempt Money Market Fund, for the period ended Dec. 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Tax-Exempt Money Market Fund, for the period ended June 30, 2009;

    - the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Government Money Market Fund (formerly Seligman Cash Management Fund), for the period ended Dec. 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Government Money Market Fund, for the period ended June 30, 2009;

    - the most recent SAI for RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners International Small Cap Fund, and Seligman Frontier Fund, dated Jan. 22, 2010, as supplemented today;

    - the most recent SAI for Seligman Global Smaller Companies Fund, dated Dec. 30, 2009, as supplemented today;

    - the most recent SAI for RiverSource Government Money Market Fund (formerly Seligman Cash Management Fund), dated May 1, 2009, as supplemented today; and

    - the most recent SAI for Seligman Smaller-Cap Value Fund, dated May 1, 2009, as supplemented today.

TABLE OF CONTENTS

For Proposal 1:
Riversource Mid Cap Growth Fund Pro Forma Financials
  Introduction to Proposed Fund Reorganization..................................     4
  Pro Forma Combining Statement of Assets and Liabilities.......................     5
  Pro Forma Combining Statement of Operations...................................     6
  Notes to Pro Forma Financial Statements.......................................     7
  Combined Portfolio of Investments.............................................     9

For Proposal 2:
Riversource Mid Cap Value Fund Pro Forma Financials
  Introduction to Proposed Fund Reorganization..................................    18
  Pro Forma Combining Statement of Assets and Liabilities.......................    19
  Pro Forma Combining Statement of Operations...................................    20
  Notes to Pro Forma Financial Statements.......................................    21
  Combined Portfolio of Investments.............................................    23

For Proposal 3:
Seligman Smaller-Cap Value Fund Pro Forma Financials
  Introduction to Proposed Fund Reorganization..................................    33
  Pro Forma Combining Statement of Assets and Liabilities.......................    34
  Pro Forma Combining Statement of Operations...................................    35
  Notes to Pro Forma Financial Statements.......................................    36
  Combined Portfolio of Investments.............................................    38

For Proposal 4:
Seligman Frontier Fund Pro Forma Financials
  Introduction to Proposed Fund Reorganization..................................    52
  Pro Forma Combining Statement of Assets and Liabilities.......................    53
  Pro Forma Combining Statement of Operations...................................    54
  Notes to Pro Forma Financial Statements.......................................    55
  Combined Portfolio of Investments.............................................    57

For Proposal 5:
Riversource Partners International Small Cap Fund Pro Forma Financials
  Introduction to Proposed Fund Reorganization..................................    62
  Pro Forma Combining Statement of Assets and Liabilities.......................    63
  Pro Forma Combining Statement of Operations...................................    64
  Notes to Pro Forma Financial Statements.......................................    65
  Combined Portfolio of Investments.............................................    67

For Proposal 6:
Riversource Government Money Market Fund Financials
  Introduction to Proposed Fund Reorganization..................................    84
  Pro Forma Combining Statement of Assets and Liabilities.......................    85
  Pro Forma Combining Statement of Operations...................................    86
  Notes to Pro Forma Financial Statements.......................................    87
  Combined Portfolio of Investments.............................................    89

RIVERSOURCE MID CAP GROWTH FUND (BUYING FUND)

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Nov. 30, 2009

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Nov. 30, 2009. These statements have been derived from financial statements prepared for the RiverSource Mid Cap Growth Fund and the RiverSource Partners Aggressive Growth Fund as of Nov. 30, 2009. RiverSource Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies. RiverSource Partners Aggressive Growth Fund invests primarily in equity securities of medium-sized U.S. companies.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Partners Aggressive Growth Fund would be exchanged for share classes of RiverSource Mid Cap Growth Fund.

                    SELLING FUND                                       BUYING FUND
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class A     RiverSource Mid Cap Growth Fund Class A
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class B     RiverSource Mid Cap Growth Fund Class B
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class C     RiverSource Mid Cap Growth Fund Class C
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class I     RiverSource Mid Cap Growth Fund Class I
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class R2    RiverSource Mid Cap Growth Fund Class R2*
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class R3    RiverSource Mid Cap Growth Fund Class R3*
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class R4    RiverSource Mid Cap Growth Fund Class R4
-------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund Class R5    RiverSource Mid Cap Growth Fund Class R5*
-------------------------------------------------------------------------------------------------



* The inception date for the RiverSource Mid Cap Growth Fund Class R2, Class R3 and Class R5 shares is expected to be on or about March 15, 2010.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Mid Cap Growth Fund, as if the transaction had occurred at the beginning of the fiscal year ending Nov. 30, 2009.

RIVERSOURCE MID CAP GROWTH FUND (BUYING FUND)

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                   RIVERSOURCE
                                                                     RIVERSOURCE     MID CAP        RIVERSOURCE
                                                       RIVERSOURCE     PARTNERS    GROWTH FUND        MID CAP
                                                         MID CAP      AGGRESSIVE    PRO FORMA       GROWTH FUND
NOV. 30, 2009 (UNAUDITED)                              GROWTH FUND   GROWTH FUND   ADJUSTMENTS  PRO FORMA COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                              $665,462,865  $ 314,065,361  $        --    $  979,528,226
    Affiliated money market fund                        10,609,785     10,378,667           --        20,988,452
    Investments of cash collateral received for
          securities on loan                           189,894,491     86,927,234           --       276,821,725
                                                      ------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers*                              673,721,682    318,945,938           --       992,667,620
    Affiliated money market fund                        10,609,785     10,378,667           --        20,988,452
    Investments of cash collateral received for
          securities on loan                           189,894,491     86,927,234           --       276,821,725
Capital shares receivable                                  516,593         42,487           --           559,080
Dividends and accrued interest receivable                  682,153        254,633           --           936,786
Receivable for investment securities sold                3,744,304      2,112,441           --         5,856,745
------------------------------------------------------------------------------------------------------------------
Total assets                                           879,169,008    418,661,400           --     1,297,830,408
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                     517,437        294,501           --           811,938
Payable for investment securities purchased              1,200,795      3,667,377           --         4,868,172
Payable upon return of securities loaned               189,894,491     86,927,234           --       276,821,725
Accrued investment management services fees                 39,596         24,007           --            63,603
Accrued distribution fees                                  140,042         57,062           --           197,104
Accrued transfer agency fees                                10,813          8,653           --            19,466
Accrued administrative services fees                         3,317          1,618           --             4,935
Accrued plan administration services fees                      899             47           --               946
Other accrued expenses                                     115,451         91,657           --           207,108
------------------------------------------------------------------------------------------------------------------
Total liabilities                                      191,922,841     91,072,156           --       282,994,997
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $687,246,167  $ 327,589,244  $        --    $1,014,835,411
------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value (Note 3)              $    810,690  $     466,604  $   (83,309)   $    1,193,985
Additional paid-in capital (Note 3)                    753,374,278    801,502,812       83,309     1,554,960,399
Excess of distributions over net investment income         (13,715)      (949,559)          --          (963,274)
Accumulated net realized gain (loss)                   (75,183,903)  (478,313,623)          --      (553,497,526)
Unrealized appreciation (depreciation) on
    investments
    and on translation of assets and liabilities in
    foreign currencies                                   8,258,817      4,883,010           --        13,141,827
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                         $687,246,167  $ 327,589,244  $        --    $1,014,835,411
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                 Class A                   $553,923,464  $ 223,516,959  $        --    $  777,440,423
                            Class B                   $ 50,253,513  $  23,730,194  $        --    $   73,983,707
                            Class C                   $  7,874,750  $   1,782,422  $        --    $    9,657,172
                            Class I                   $ 71,139,006  $  78,342,085  $        --    $  149,481,091
                            Class R2                  $         --  $      89,806  $        --    $       89,806
                            Class R3                  $         --  $      21,869  $        --    $       21,869
                            Class R4                  $  4,055,434  $     101,826  $        --    $    4,157,260
                            Class R5                  $         --  $       4,083  $        --    $        4,083
Shares outstanding
    (Note 3):               Class A shares              64,580,896     31,886,138   (5,835,210)       90,631,824
                            Class B shares               7,048,364      3,560,434     (232,216)       10,376,582
                            Class C shares               1,103,661        267,249      (17,610)        1,353,300
                            Class I shares               7,877,330     10,915,748   (2,239,991)       16,553,087
                            Class R2 shares                     --         12,848       (2,381)           10,467
                            Class R3 shares                     --          3,096         (547)            2,549
                            Class R4 shares                458,745         14,307       (2,788)          470,264
                            Class R5 shares                     --            572         (120)              452
Net asset value per share of outstanding capital
    stock:                  Class A                   $       8.58  $        7.01                 $         8.58
                            Class B                   $       7.13  $        6.66                 $         7.13
                            Class C                   $       7.14  $        6.67                 $         7.14
                            Class I                   $       9.03  $        7.18                 $         9.03
                            Class R2                  $         --  $        6.99                 $         8.58
                            Class R3                  $         --  $        7.06                 $         8.58
                            Class R4                  $       8.84  $        7.12                 $         8.84
                            Class R5                  $         --  $        7.14                 $         9.03
------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value              $184,665,642  $  84,603,742  $        --    $  269,269,384
------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE MID CAP GROWTH FUND (BUYING FUND)

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                    RIVERSOURCE            RIVERSOURCE
                                           RIVERSOURCE       RIVERSOURCE              MID CAP                MID CAP
                                             MID CAP     PARTNERS AGGRESSIVE        GROWTH FUND            GROWTH FUND
YEAR ENDED NOV. 30, 2009 (UNAUDITED)       GROWTH FUND       GROWTH FUND       PRO FORMA ADJUSTMENTS   PRO FORMA COMBINED
 INVESTMENT INCOME
Income:
Dividends                                 $  4,073,481       $  1,879,350            $      --            $  5,952,831
Interest                                         2,839                198                   --                   3,037
Income distributions from affiliated
  money market fund                             48,425             15,085                   --                  63,510
Income from securities lending -- net        1,509,309            340,232                   --               1,849,541
  Less foreign taxes withheld                   (9,740)           (13,136)                  --                 (22,876)
-------------------------------------------------------------------------------------------------------------------------
Total income                                 5,624,314          2,221,729                   --               7,846,043
-------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees
    (Note 2)                                 4,488,355          2,369,459               27,832(a)            6,885,646
Distribution fees
     Class A                                 1,123,363            524,281                   --               1,647,644
     Class B                                   500,167            277,362                   --                 777,529
     Class C                                    46,013             17,356                   --                  63,369
     Class R2                                       --                374                   --                     374
     Class R3                                       --                 35                   --                      35
Transfer agency fees (Note 2)
     Class A                                 1,175,439          1,018,494              112,186(b)            2,306,119
     Class B                                   146,445            144,705                6,525(b)              297,675
     Class C                                    11,994              8,666                1,792(b)               22,452
     Class R2                                       --                 37                   --                      37
     Class R3                                       --                  7                   --                       7
     Class R4                                    1,616                 61                   --                   1,677
     Class R5                                       --                  2                   --                       2
Administrative services fees (Note 2)          339,961            188,022              (17,457)(c)             510,526
Plan administration services fees
     Class R2                                       --                186                   --                     186
     Class R3                                       --                 35                   --                      35
     Class R4                                    8,078                305                   --                   8,383
Compensation of board members                   17,329              9,378                   --                  26,707
Custodian fees                                  26,480             25,930                   --                  52,410
Printing and postage                            71,825             97,675                   --                 169,500
Registration fees (Note 2)                      78,625             46,565              (23,283)(d)             101,907
Professional fees (Note 2)                      32,904             27,062              (22,430)(e)              37,536
Other                                           55,280             19,986                   --                  75,266
-------------------------------------------------------------------------------------------------------------------------
Total expenses                               8,123,874          4,775,983               85,165              12,985,022
  Expenses waived/reimbursed by
     RiverSource Investments, LLC (Note
     2)                                         (1,374)        (1,236,111)             246,043(f)             (991,442)
-------------------------------------------------------------------------------------------------------------------------
Total net expenses                           8,122,500          3,539,872              331,208              11,993,580
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (2,498,186)        (1,318,143)            (331,208)             (4,147,537)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                    (44,948,235)       (15,390,948)                  --             (60,339,183)
  Foreign currency transactions                     --           (205,594)                  --                (205,594)
  Options contracts written                    275,538                 --                   --                 275,538
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments    (44,672,697)       (15,596,542)                  --             (60,269,239)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                    314,466,458         84,413,723                   --             398,880,181
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and
  foreign currencies                       269,793,761         68,817,181                   --             338,610,942
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $267,295,575       $ 67,499,038            $(331,208)           $334,463,405
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE MID CAP GROWTH FUND (BUYING FUND)

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2009)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Nov. 30, 2009. These statements have been derived from financial statements prepared for the RiverSource Mid Cap Growth Fund and the RiverSource Partners Aggressive Growth Fund as of Nov. 30, 2009.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies.

RiverSource Partners Aggressive Growth Fund invests primarily in equity securities of medium-sized U.S. companies.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Partners Aggressive Growth Fund in exchange for Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Mid Cap Growth Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Mid Cap Growth Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Mid Cap Growth Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fees due to the Reorganization.

(b) To adjust for closed account fees for each RiverSource Partners Aggressive Growth Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the reduction in registration fees due to the Reorganization.

(e) To reflect the reduction in audit fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (for at least one year following the Reorganization) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Mid Cap Growth Fund at Nov. 30, 2009, in connection with the Reorganization. The pro forma adjustments on the Statement of Assets and Liabilities reflect the net effect of the issuance of additional RiverSource Mid Cap Growth Fund shares. The following table reflects the number of RiverSource Mid Cap Growth Fund shares assumed to be issued to the shareholders of the RiverSource Partners Aggressive Growth Fund.

                                                     SHARES OF RIVERSOURCE
                                                      MID CAP GROWTH FUND
                                                   ISSUED TO SHAREHOLDERS OF   RIVERSOURCE MID CAP
                                                      RIVERSOURCE PARTNERS         GROWTH FUND         TOTAL PRO FORMA
                                                     AGGRESSIVE GROWTH FUND     SHARES OUTSTANDING   SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
Class A                                                    26,050,928               64,580,896           90,631,824
-----------------------------------------------------------------------------------------------------------------------
Class B                                                     3,328,218                7,048,364           10,376,582
-----------------------------------------------------------------------------------------------------------------------
Class C                                                       249,639                1,103,661            1,353,300
-----------------------------------------------------------------------------------------------------------------------
Class I                                                     8,675,757                7,877,330           16,553,087
-----------------------------------------------------------------------------------------------------------------------
Class R2*                                                      10,467                      N/A               10,467
-----------------------------------------------------------------------------------------------------------------------
Class R3*                                                       2,549                      N/A                2,549
-----------------------------------------------------------------------------------------------------------------------
Class R4                                                       11,519                  458,745              470,264
-----------------------------------------------------------------------------------------------------------------------
Class R5*                                                         452                      N/A                  452
-----------------------------------------------------------------------------------------------------------------------



* The inception date for the RiverSource Mid Cap Growth Fund Class R2, Class R3 and Class R5 shares is expected to be on or about March 15, 2010.

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource Mid Cap Growth Fund

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to pro forma combined net assets)
INVESTMENTS IN SECURITIES




 COMMON STOCKS (97.6%)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)

                                                 RIVERSOURCE                                      RIVERSOURCE
                                   RIVERSOURCE     MID CAP                      RIVERSOURCE         MID CAP
                     RIVERSOURCE     PARTNERS    GROWTH FUND     RIVERSOURCE     PARTNERS         GROWTH FUND
                       MID CAP      AGGRESSIVE    PRO FORMA        MID CAP      AGGRESSIVE         PRO FORMA
                     GROWTH FUND   GROWTH FUND     COMBINED      GROWTH FUND    GROWTH FUND        COMBINED
AEROSPACE & DEFENSE (0.8%)
BE Aerospace                  --        64,621(d)     64,621(b) $         --   $  1,245,247      $  1,245,247
Precision Castparts       29,322        33,561        62,883       3,040,105      3,479,604         6,519,709
                                                                -----------------------------------------------
Total                                                              3,040,105      4,724,851         7,764,956
                                                                -----------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson
Worldwide                 52,950(d)     38,700(d)     91,650       2,951,433      2,157,138         5,108,571
Expeditors Intl of
Washington               110,100        63,700       173,800       3,515,493      2,033,941         5,549,434
                                                                -----------------------------------------------
Total                                                              6,466,926      4,191,079        10,658,005
                                                                -----------------------------------------------

BIOTECHNOLOGY (3.4%)
BioMarin
Pharmaceutical           491,280(d)    222,507(d)    713,787(b)    8,111,032      3,673,591        11,784,623
Celera                   277,024(d)         --       277,024(b)    1,728,630             --         1,728,630
Cephalon                 125,045(d)     67,200(d)    192,245(b)    6,871,223      3,692,639        10,563,862
Genzyme                  136,721(d)     67,354       204,075(b)    6,931,755      3,414,848        10,346,603
                                                                -----------------------------------------------
Total                                                             23,642,640     10,781,078        34,423,718
                                                                -----------------------------------------------


CAPITAL MARKETS (1.6%)
E*TRADE Financial      2,315,683(d)    936,416     3,252,099(b)    3,797,720      1,535,722         5,333,442
Janus Capital Group      187,422       167,908(d)    355,330       2,453,354      2,197,916         4,651,270
Legg Mason                95,316(d)    113,556(d)    208,872       2,696,490      3,212,499         5,908,989
                                                                -----------------------------------------------
Total                                                              8,947,564      6,946,137        15,893,701
                                                                -----------------------------------------------


CHEMICALS (1.3%)
Airgas                    47,028        24,370        71,398       2,175,045      1,127,113         3,302,158
CF Inds Holdings              --         9,790         9,790              --        835,674           835,674
Ecolab                    54,235        39,720        93,955       2,435,693      1,783,825         4,219,518
Mosaic                    41,088            --        41,088       2,237,242             --         2,237,242
Potash Corp of
Saskatchewan              13,633            --        13,633(c)    1,532,622             --         1,532,622
Scotts Miracle-Gro
Cl A                          --        21,659(d)     21,659              --        864,844           864,844
                                                                -----------------------------------------------
Total                                                              8,380,602      4,611,456        12,992,058
                                                                -----------------------------------------------


COMMERCIAL BANKS (1.9%)
Huntington
Bancshares               530,351(d)    216,800(d)    747,151       2,025,941        828,176         2,854,117
Marshall & Ilsley      1,117,133(d)    533,503(d)  1,650,636       6,423,514      3,067,642         9,491,156
Regions Financial        856,739       317,400(d)  1,174,139       5,020,491      1,859,964         6,880,455
                                                                -----------------------------------------------
Total                                                             13,469,946      5,755,782        19,225,728
                                                                -----------------------------------------------


COMMUNICATIONS EQUIPMENT (5.5%)
BigBand Networks         458,236       110,900       569,136(b)    1,645,067        398,131         2,043,198
Ciena                  1,601,943(d)    750,943(d)  2,352,886(b)   19,463,606      9,123,958        28,587,564
CommScope                     --        48,930        48,930(b)           --      1,229,611         1,229,611
F5 Networks               29,863        35,000        64,863(b)    1,404,457      1,646,050         3,050,507
Infinera                 613,821       139,800       753,621(b)    5,051,747      1,150,554         6,202,301
Juniper Networks         219,431        54,040       273,471(b)    5,733,732      1,412,065         7,145,797
ORBCOMM                1,211,319       153,900     1,365,219(b)    2,858,713        363,204         3,221,917
Riverbed Technology      131,978(d)     76,700       208,678(b)    2,687,072      1,561,612         4,248,684
                                                                -----------------------------------------------
Total                                                             38,844,394     16,885,185        55,729,579
                                                                -----------------------------------------------


COMPUTERS & PERIPHERALS (1.3%)
STEC                      63,042(d)     26,900(d)     89,942(b)      781,090        333,291         1,114,381
Synaptics                306,263(d)    159,900(d)    466,163(b)    8,250,726      4,307,706        12,558,432
                                                                -----------------------------------------------
Total                                                              9,031,816      4,640,997        13,672,813
                                                                -----------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)

                                                 RIVERSOURCE                                      RIVERSOURCE
                                   RIVERSOURCE     MID CAP                      RIVERSOURCE         MID CAP
                     RIVERSOURCE     PARTNERS    GROWTH FUND     RIVERSOURCE     PARTNERS         GROWTH FUND
                       MID CAP      AGGRESSIVE    PRO FORMA        MID CAP      AGGRESSIVE         PRO FORMA
                     GROWTH FUND   GROWTH FUND     COMBINED      GROWTH FUND    GROWTH FUND        COMBINED
CONSTRUCTION AND ENGINEERING (2.8%)
AECOM Technology              --        85,258        85,258(b) $         --   $  2,165,553      $  2,165,553
EMCOR Group              185,389        83,800       269,189(b)    4,412,258      1,994,440         6,406,698
Fluor                     86,901        37,300       124,201       3,691,554      1,584,504         5,276,058
Foster Wheeler            85,954        50,900       136,854(b)    2,564,867      1,518,856         4,083,723
Quanta Services          324,065        91,706       415,771(b)    6,076,219      1,719,488         7,795,707
Shaw Group               104,650            --       104,650(b)    2,985,665             --         2,985,665
                                                                -----------------------------------------------
Total                                                             19,730,563      8,982,841        28,713,404
                                                                -----------------------------------------------


CONSTRUCTION MATERIALS (0.8%)
Martin Marietta
Materials                 35,799(d)     16,600        52,399       3,053,296      1,415,814         4,469,110
Vulcan Materials          58,268(d)     27,300(d)     85,568       2,824,833      1,323,504         4,148,337
                                                                -----------------------------------------------
Total                                                              5,878,129      2,739,318         8,617,447
                                                                -----------------------------------------------


CONSUMER FINANCE (0.3%)
First Marblehead       1,296,157(d)         --     1,296,157(b)    2,683,045             --         2,683,045
                                                                -----------------------------------------------


DISTRIBUTORS (0.4%)
LKQ                      134,976(d)     78,500(d)    213,476(b)    2,352,632      1,368,255         3,720,887
                                                                -----------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group Cl A         40,453        17,900        58,353(b)    2,308,653      1,021,553         3,330,206
                                                                -----------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.4%)
IntercontinentalEx-
change                    57,251        30,972(d)     88,223(b)    6,113,835      3,307,500         9,421,335
NASDAQ OMX Group         169,733        84,800(d)    254,533(b)    3,170,612      1,584,064         4,754,676
                                                                -----------------------------------------------
Total                                                              9,284,447      4,891,564        14,176,011
                                                                -----------------------------------------------


ELECTRIC UTILITIES (0.6%)
PPL                      146,980        64,900       211,880       4,485,830      1,980,748         6,466,578
                                                                -----------------------------------------------


ELECTRICAL EQUIPMENT (3.5%)
American
Superconductor            49,325(d)         --        49,325(b)    1,637,590             --         1,637,590
Energy Conversion
Devices                  323,315(d)    153,800(d)    477,115(b)    3,207,285      1,525,696         4,732,981
Evergreen Solar        2,236,254(d)    916,100(d)  3,152,354(b)    3,130,756      1,282,540         4,413,296
First Solar               54,089(d)     22,600(d)     76,689(b)    6,442,540      2,691,886         9,134,426
Hubbell Cl B              61,168        19,000        80,168       2,777,639        862,790         3,640,429
JA Solar Holdings
ADR                      395,851(d)    192,800       588,651(b,c)  1,539,860        749,992         2,289,852
Real Goods Solar Cl
A                        636,623        71,779(d)    708,402(b)    1,967,165        221,797         2,188,962
SunPower Cl A            105,023(d)     56,300(d)    161,323(b)    2,170,825      1,163,721         3,334,546
Suntech Power
Holdings ADR              81,844(d)         --        81,844(b,c)  1,223,568             --         1,223,568
Yingli Green Energy
Holding ADR              145,541(d)     67,600       213,141(b,c)  2,068,138        960,596         3,028,734
                                                                -----------------------------------------------
Total                                                             26,165,366      9,459,018        35,624,384
                                                                -----------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Itron                    118,893(d)     51,400(d)    170,293(b)    7,227,505      3,124,606        10,352,111
                                                                -----------------------------------------------


ENERGY EQUIPMENT & SERVICES (4.2%)
BJ Services              125,395        68,600       193,995       2,354,918      1,288,308         3,643,226
ENSCO Intl                96,166(d)     43,300       139,466       4,231,304      1,905,200         6,136,504
Hercules Offshore      1,031,587(d)    369,600(d)  1,401,187(b)    5,271,410      1,888,656         7,160,066
Natl Oilwell Varco        77,749            --        77,749       3,344,762             --         3,344,762
Noble                     47,296            --        47,296(c)    1,953,798             --         1,953,798
Oceaneering Intl              --        24,174        24,174(b)           --      1,320,626         1,320,626
Smith Intl               448,334(d)    234,862(d)    683,196      12,185,718      6,383,549        18,569,267
                                                                -----------------------------------------------
Total                                                             29,341,910     12,786,339        42,128,249
                                                                -----------------------------------------------


FOOD & STAPLES RETAILING (0.5%)
BJ's Wholesale Club      107,138        44,600(d)    151,738(b)    3,718,760      1,548,066         5,266,826
                                                                -----------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)

                                                 RIVERSOURCE                                      RIVERSOURCE
                                   RIVERSOURCE     MID CAP                      RIVERSOURCE         MID CAP
                     RIVERSOURCE     PARTNERS    GROWTH FUND     RIVERSOURCE     PARTNERS         GROWTH FUND
                       MID CAP      AGGRESSIVE    PRO FORMA        MID CAP      AGGRESSIVE         PRO FORMA
                     GROWTH FUND   GROWTH FUND     COMBINED      GROWTH FUND    GROWTH FUND        COMBINED
FOOD PRODUCTS (1.0%)
Dean Foods               148,023        36,800       184,823(b) $  2,353,566   $    585,120      $  2,938,686
HJ Heinz                 128,564        46,800(d)    175,364       5,457,542      1,986,660         7,444,202
                                                                -----------------------------------------------
Total                                                              7,811,108      2,571,780        10,382,888
                                                                -----------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
Beckman Coulter               --        25,390        25,390              --      1,649,334         1,649,334
CR Bard                   61,853        28,809        90,662       5,084,935      2,368,388         7,453,323
Gen-Probe                 87,067(d)     21,500       108,567(b)    3,629,823        896,335         4,526,158
Haemonetics               52,755(d)     24,200        76,955(b)    2,816,062      1,291,796         4,107,858
Hologic                  350,484       173,265(d)    523,749(b)    5,071,503      2,507,145         7,578,648
Masimo                    89,522(d)     41,500(d)    131,022(b)    2,359,800      1,093,940         3,453,740
St. Jude Medical          78,708            --        78,708(b)    2,889,371             --         2,889,371
Thoratec                 195,057(d)    104,500(d)    299,557(b)    5,810,749      3,113,055         8,923,804
Varian Medical
Systems                   66,180(d)     28,900        95,080(b)    3,093,253      1,350,786         4,444,039
                                                                -----------------------------------------------
Total                                                             30,755,496     14,270,779        45,026,275
                                                                -----------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.1%)
AmerisourceBergen        115,940(d)     54,350       170,290       2,862,559      1,341,902         4,204,461
Emdeon Cl A              217,629        98,900       316,529(b)    3,284,022      1,492,401         4,776,423
Laboratory Corp of
America Holdings          24,947(d)     11,200        36,147(b)    1,820,133        817,152         2,637,285
MEDNAX                    62,494(d)     14,800(d)     77,294(b)    3,512,788        831,908         4,344,696
Omnicare                  82,877(d)     40,600       123,477       1,921,089        941,108         2,862,197
Patterson Companies      167,721(d)     92,900       260,621(b)    4,312,106      2,388,459         6,700,565
Select Medical
Holdings                 435,461       205,103       640,564(b)    3,940,922      1,856,182         5,797,104
                                                                -----------------------------------------------
Total                                                             21,653,619      9,669,112        31,322,731
                                                                -----------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.5%)
Burger King
Holdings                 313,723(d)    138,700(d)    452,423       5,333,292      2,357,900         7,691,192
Darden Restaurants        60,801(d)     30,600        91,401       1,910,975        961,758         2,872,733
Intl Game
Technology                    --        85,108        85,108              --      1,607,690         1,607,690
Marriott Intl Cl A        95,976(d)     46,357       142,333       2,468,507      1,192,304         3,660,811
Panera Bread Cl A         46,316(d)         --        46,316(b)    2,916,055             --         2,916,055
Pinnacle
Entertainment            214,696        43,287       257,983(b)    2,269,337        457,544         2,726,881
Starwood Hotels &
Resorts Worldwide         92,203(d)     39,090(d)    131,293       2,952,340      1,251,662         4,204,002
                                                                -----------------------------------------------
Total                                                             17,850,506      7,828,858        25,679,364
                                                                -----------------------------------------------


HOUSEHOLD DURABLES (0.4%)
KB Home                  124,767(d)     94,869(d)    219,636       1,690,593      1,285,475         2,976,068
Pulte Homes                   --       129,800       129,800              --      1,186,372         1,186,372
                                                                -----------------------------------------------
Total                                                              1,690,593      2,471,847         4,162,440
                                                                -----------------------------------------------


HOUSEHOLD PRODUCTS (0.7%)
Clorox                    70,084        17,500        87,584       4,223,963      1,054,725         5,278,688
Energizer Holdings            --        33,520(d)     33,520(b)           --      1,888,517         1,888,517
                                                                -----------------------------------------------
Total                                                              4,223,963      2,943,242         7,167,205
                                                                -----------------------------------------------


INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies      184,668(d)     88,222(d)    272,890(b)    4,432,032      2,117,328         6,549,360
Equinix                       --        28,775(d)     28,775(b)           --      2,767,867         2,767,867
Limelight Networks       932,072       384,500     1,316,572(b)    3,197,007      1,318,835         4,515,842
OpenTable                128,217(d)     46,600(d)    174,817(b)    3,393,904      1,233,502         4,627,406
                                                                -----------------------------------------------
Total                                                             11,022,943      7,437,532        18,460,475
                                                                -----------------------------------------------


IT SERVICES (0.3%)
ManTech Intl Cl A         47,509(d)     29,100        76,609(b)    2,056,190      1,259,448         3,315,638
                                                                -----------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)

                                                 RIVERSOURCE                                      RIVERSOURCE
                                   RIVERSOURCE     MID CAP                      RIVERSOURCE         MID CAP
                     RIVERSOURCE     PARTNERS    GROWTH FUND     RIVERSOURCE     PARTNERS         GROWTH FUND
                       MID CAP      AGGRESSIVE    PRO FORMA        MID CAP      AGGRESSIVE         PRO FORMA
                     GROWTH FUND   GROWTH FUND     COMBINED      GROWTH FUND    GROWTH FUND        COMBINED
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak            319,579(d)         --       319,579    $  1,294,295   $         --      $  1,294,295
LeapFrog
Enterprises              851,615       198,800     1,050,415(b)    2,554,845        596,400         3,151,245
                                                                -----------------------------------------------
Total                                                              3,849,140        596,400         4,445,540
                                                                -----------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.7%)
Illumina                 140,284(d)     60,006(d)    200,290(b)    4,057,013      1,735,374         5,792,387
Waters                        --        24,590        24,590(b)           --      1,445,400         1,445,400
                                                                -----------------------------------------------
Total                                                              4,057,013      3,180,774         7,237,787
                                                                -----------------------------------------------


MACHINERY (2.2%)
Badger Meter              49,718(d)     20,000(d)     69,718       1,749,079        703,600         2,452,679
Bucyrus Intl              26,757        12,783        39,540       1,385,745        662,032         2,047,777
Flowserve                 22,192        11,601        33,793       2,207,216      1,153,835         3,361,051
Joy Global                33,107        19,048(d)     52,155       1,772,549      1,019,830         2,792,379
Kennametal               151,731        66,800       218,531       3,413,948      1,503,000         4,916,948
Mueller Water
Products Cl A            337,771       181,100       518,871       1,702,366        912,744         2,615,110
Terex                    156,201(d)     42,060       198,261(b)    2,941,265        791,990         3,733,255
                                                                -----------------------------------------------
Total                                                             15,172,168      6,747,031        21,919,199
                                                                -----------------------------------------------


MARINE (3.9%)
Diana Shipping           264,402       104,600       369,002(c)    4,111,451      1,626,530         5,737,981
DryShips               3,115,434(d)  1,211,700(d)  4,327,134(b,c) 19,066,456      7,415,604        26,482,060
Genco Shipping &
Trading                  223,087(d)    101,200(d)    324,287(b)    5,238,083      2,376,176         7,614,259
                                                                -----------------------------------------------
Total                                                             28,415,990     11,418,310        39,834,300
                                                                -----------------------------------------------


MEDIA (1.7%)
Regal Entertainment
Group Cl A               411,348       228,800       640,148       5,635,468      3,134,560         8,770,028
Sirius XM Radio       10,571,717     2,557,000    13,128,717(b)    6,660,181      1,610,910         8,271,091
                                                                -----------------------------------------------
Total                                                             12,295,649      4,745,470        17,041,119
                                                                -----------------------------------------------


METALS & MINING (4.4%)
AK Steel Holding         164,249        77,720(d)    241,969       3,284,980      1,554,400         4,839,380
Alcoa                    273,728(d)     84,420       358,148       3,427,075      1,056,938         4,484,013
Allegheny
Technologies             168,130(d)     75,700(d)    243,830       5,721,464      2,576,072         8,297,536
Cliffs Natural
Resources                114,957(d)     54,919(d)    169,876       5,065,005      2,419,731         7,484,736
Freeport-McMoRan
Copper & Gold             20,468         9,778(d)     30,246(b)    1,694,750        809,618         2,504,368
Kinross Gold             102,115        43,200       145,315(c)    2,044,342        864,864         2,909,206
Steel Dynamics           101,402        53,700       155,102       1,715,722        908,604         2,624,326
United States Steel       86,115(d)     55,100(d)    141,215       3,845,896      2,460,766         6,306,662
Yamana Gold              253,415       111,200       364,615(c)    3,378,022      1,482,296         4,860,318
                                                                -----------------------------------------------
Total                                                             30,177,256     14,133,289        44,310,545
                                                                -----------------------------------------------


MULTILINE RETAIL (0.9%)
JC Penney                 98,391(d)     40,726(d)    139,117       2,827,757      1,170,465         3,998,222
Nordstrom                 76,277        69,705       145,982       2,551,466      2,331,632         4,883,098
                                                                -----------------------------------------------
Total                                                              5,379,223      3,502,097         8,881,320
                                                                -----------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.1%)
Arch Coal                168,868(d)     38,200(d)    207,068       3,522,586        796,852         4,319,438
CONSOL Energy             73,466(d)     49,730       123,196       3,373,559      2,283,602         5,657,161
Denbury Resources        132,316(d)     71,800(d)    204,116(b)    1,755,833        952,786         2,708,619
Devon Energy              27,324        14,500        41,824       1,840,271        976,575         2,816,846
El Paso                  481,374(d)    229,300       710,674       4,601,935      2,192,108         6,794,043
Frontier Oil             425,265       205,513(d)    630,778       4,903,305      2,369,565         7,272,870
GMX Resources             66,041(d)         --        66,041(b)      771,359             --           771,359
Murphy Oil                39,069        16,400        55,469       2,203,101        924,796         3,127,897
Newfield
Exploration               64,290            --        64,290(b)    2,718,181             --         2,718,181

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)

                                                 RIVERSOURCE                                      RIVERSOURCE
                                   RIVERSOURCE     MID CAP                      RIVERSOURCE         MID CAP
                     RIVERSOURCE     PARTNERS    GROWTH FUND     RIVERSOURCE     PARTNERS         GROWTH FUND
                       MID CAP      AGGRESSIVE    PRO FORMA        MID CAP      AGGRESSIVE         PRO FORMA
                     GROWTH FUND   GROWTH FUND     COMBINED      GROWTH FUND    GROWTH FUND        COMBINED
OIL, GAS & CONSUMABLE FUELS (CONT.)
Petrohawk Energy         159,797       216,643       376,440(b) $  3,569,865   $  4,839,804      $  8,409,669
Range Resources           41,283        39,635        80,918       1,945,668      1,867,998         3,813,666
Southwestern Energy       61,250        17,512        78,762(b)    2,692,550        769,828         3,462,378
Tesoro                   307,792(d)    148,300(d)    456,092       3,933,582      1,895,274         5,828,856
Western Refining         944,986(d)    405,700(d)  1,350,686(b)    4,394,185      1,886,505         6,280,690
Williams Companies       265,222       131,100       396,322       5,275,266      2,607,578         7,882,844
                                                                -----------------------------------------------
Total                                                             47,501,246     24,363,271        71,864,517
                                                                -----------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
MeadWestvaco                  --        58,581(d)     58,581              --      1,603,362         1,603,362
                                                                -----------------------------------------------


PHARMACEUTICALS (1.8%)
King
Pharmaceuticals          242,168       116,300       358,468(b)    2,864,847      1,375,829         4,240,676
Mylan                    111,101(d)     47,100(d)    158,201(b)    1,985,375        841,677         2,827,052
Perrigo                   81,600            --        81,600       3,275,424             --         3,275,424
Shire ADR                 98,190(d)     43,200(d)    141,390(c)    5,780,446      2,543,184         8,323,630
                                                                -----------------------------------------------
Total                                                             13,906,092      4,760,690        18,666,782
                                                                -----------------------------------------------


ROAD & RAIL (0.6%)
JB Hunt Transport
Services                  56,953(d)         --        56,953       1,814,523             --         1,814,523
Landstar System           77,004        35,400(d)    112,404       2,873,789      1,321,128         4,194,917
                                                                -----------------------------------------------
Total                                                              4,688,312      1,321,128         6,009,440
                                                                -----------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.7%)
Altera                   172,869(d)     62,481(d)    235,350       3,635,435      1,313,975         4,949,410
Atheros
Communications                --        51,835(d)     51,835(b)           --      1,475,742         1,475,742
Broadcom Cl A             91,109        92,070       183,179(b)    2,660,383      2,688,444         5,348,827
FormFactor               567,683(d)    320,300       887,983(b)    9,622,226      5,429,085        15,051,311
Lam Research                  --        69,140        69,140(b)           --      2,350,069         2,350,069
Maxim Integrated
Products                 161,718(d)     91,500       253,218       2,846,237      1,610,400         4,456,637
Mellanox
Technologies             399,427       132,800       532,227(b,c)  7,249,600      2,410,320         9,659,920
MEMC Electronic
Materials                224,647       102,200       326,847(b)    2,704,750      1,230,488         3,935,238
NetLogic
Microsystems                  --        25,810        25,810(b)           --      1,053,048         1,053,048
PMC-Sierra             2,174,756(d)    895,986     3,070,742(b)   17,245,814      7,105,169        24,350,983
Tessera
Technologies              68,380        15,500        83,880(b)    1,618,555        366,885         1,985,440
Xilinx                   109,861(d)     57,000       166,861       2,487,253      1,290,480         3,777,733
                                                                -----------------------------------------------
Total                                                             50,070,253     28,324,105        78,394,358
                                                                -----------------------------------------------


SOFTWARE (10.1%)
Activision Blizzard      303,172       142,100       445,272(b)    3,453,129      1,618,519         5,071,648
Compuware              1,760,788       969,900     2,730,688(b)   12,219,869      6,731,106        18,950,975
Electronic Arts          636,646       285,601       922,247(b)   10,752,951      4,823,801        15,576,752
Intuit                    61,327        32,700        94,027(b)    1,791,362        955,167         2,746,529
Novell                   678,030       397,000     1,075,030(b)    2,651,097      1,552,270         4,203,367
Symantec                 697,546       368,500     1,066,046(b)   12,381,442      6,540,875        18,922,317
TIBCO Software         2,730,984     1,066,300     3,797,284(b)   23,486,461      9,170,179        32,656,640
VMware Cl A               75,752        32,900       108,652(b)    3,180,069      1,381,142         4,561,211
                                                                -----------------------------------------------
Total                                                             69,916,380     32,773,059       102,689,439
                                                                -----------------------------------------------


SPECIALTY RETAIL (5.1%)
Abercrombie & Fitch
Cl A                     158,641(d)     37,700(d)    196,341       6,334,535      1,505,361         7,839,896
American Eagle
Outfitters               198,899        47,900       246,799       3,059,067        736,702         3,795,769
Dick's Sporting
Goods                    202,223(d)     96,168       298,391(b)    4,198,149      1,996,448         6,194,597
GameStop Cl A            491,113(d)    237,543(d)    728,656(b)   11,988,069      5,798,424        17,786,493
Limited Brands           168,274        91,700       259,974       2,791,666      1,521,303         4,312,969
PetSmart                 128,414        60,565       188,979       3,305,376      1,558,943         4,864,319

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)

                                                 RIVERSOURCE                                      RIVERSOURCE
                                   RIVERSOURCE     MID CAP                      RIVERSOURCE         MID CAP
                     RIVERSOURCE     PARTNERS    GROWTH FUND     RIVERSOURCE     PARTNERS         GROWTH FUND
                       MID CAP      AGGRESSIVE    PRO FORMA        MID CAP      AGGRESSIVE         PRO FORMA
                     GROWTH FUND   GROWTH FUND     COMBINED      GROWTH FUND    GROWTH FUND        COMBINED
SPECIALTY RETAIL (CONT.)
Tiffany & Co              94,274         7,592       101,866    $  4,023,614   $    324,027      $  4,347,641
Urban Outfitters          46,852(d)     21,651        68,503(b)    1,482,397        685,038         2,167,435
                                                                -----------------------------------------------
Total                                                             37,182,873     14,126,246        51,309,119
                                                                -----------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
lululemon athletica       35,927(d)     18,200    54,127(b,c)        940,210        476,294         1,416,504
                                                                -----------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.0%)
MGIC Investment          840,467(d)    401,377(d)  1,241,844(b)    3,361,868      1,605,508         4,967,376
Radian Group             773,534(d)    369,413(d)  1,142,947       3,457,697      1,651,276         5,108,973
                                                                -----------------------------------------------
Total                                                              6,819,565      3,256,784        10,076,349
                                                                -----------------------------------------------


TOBACCO (0.6%)
Lorillard                 59,870        24,600        84,470       4,664,472      1,916,586         6,581,058
                                                                -----------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.5%)
Fastenal                  87,811(d)     36,840(d)    124,651       3,256,032      1,366,027         4,622,059
                                                                -----------------------------------------------


WATER UTILITIES (0.3%)
American Water
Works                    112,980(d)     30,700       143,680       2,512,675        682,768         3,195,443
                                                                -----------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.4%)
American Tower Cl A      120,929        42,089       163,018(b)    4,948,415      1,722,283         6,670,698
Millicom Intl
Cellular                      --        13,690(d)     13,690(b,c)         --      1,024,012         1,024,012
NII Holdings             141,561        67,600       209,161(b)    4,218,518      2,014,480         6,232,998
                                                                -----------------------------------------------
Total                                                              9,166,933      4,760,775        13,927,708
---------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:
$966,829,797)                                                   $672,036,733   $318,945,937      $990,982,670
---------------------------------------------------------------------------------------------------------------


 OPTIONS PURCHASED (0.2%)

ISSUER, EXERCISE
PRICE,
EXPIRATION DATE       CONTRACTS     CONTRACTS     CONTRACTS       VALUE(a)       VALUE(a)          VALUE(a)
PUTS
S&P 500 Index,
$1,025, Dec. 2009          3,585            --         3,585    $  1,684,950   $         --      $  1,684,950
---------------------------------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $12,698,429)                                             $  1,684,950   $         --      $  1,684,950
---------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (2.1%)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)
RiverSource Short-
Term Cash Fund,
0.20%                 10,609,785    10,378,667    20,988,452(e) $ 10,609,785   $ 10,378,667      $ 20,988,452
---------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET
FUND
(Cost: $20,988,452)                                             $ 10,609,785   $ 10,378,667      $ 20,988,452
---------------------------------------------------------------------------------------------------------------


 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (27.3%)

ISSUER                  SHARES        SHARES        SHARES        VALUE(a)       VALUE(a)          VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (5.8%)
JPMorgan Prime
Money Market Fund      9,577,613    48,937,388    58,515,001    $  9,577,613   $ 48,937,388      $ 58,515,001
---------------------------------------------------------------------------------------------------------------

 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (CONTINUED)

                           COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                      RATE       AMOUNT        AMOUNT        AMOUNT       VALUE(a)       VALUE(a)        VALUE(a)

                                                                RIVERSOURCE                                   RIVERSOURCE
                                                  RIVERSOURCE     MID CAP                     RIVERSOURCE       MID CAP
                                    RIVERSOURCE     PARTNERS    GROWTH FUND    RIVERSOURCE     PARTNERS       GROWTH FUND
                                      MID CAP      AGGRESSIVE    PRO FORMA       MID CAP      AGGRESSIVE       PRO FORMA
                                    GROWTH FUND   GROWTH FUND     COMBINED     GROWTH FUND    GROWTH FUND      COMBINED
ASSET-BACKED COMMERCIAL PAPER (5.8%)
Antalis US Funding
01/20/10                    0.23%    $4,997,988    $       --    $4,997,988   $  4,997,988   $         --   $    4,997,988
Cancara Asset
Securitisation LLC
02/12/10                    0.27      7,994,720       999,340     8,994,060      7,994,720        999,340        8,994,060
Ebbets Funding LLC
12/07/09                    0.50      1,999,806       999,903     2,999,709      1,999,806        999,903        2,999,709
Elysian Funding LLC
12/07/09                    0.45      1,999,825       999,913     2,999,738      1,999,825        999,913        2,999,738
Grampian Funding LLC
12/14/09                    0.28      3,999,004            --     3,999,004      3,999,004             --        3,999,004
12/15/09                    0.29      4,999,114            --     4,999,114      4,999,114             --        4,999,114
Hannover Funding LLC
12/01/09                    0.70      4,999,319            --     4,999,319      4,999,319             --        4,999,319
Rheingold Securitization
12/10/09                    0.40      2,848,117            --     2,848,117      2,848,117             --        2,848,117
12/16/09                    0.38      3,996,749     1,998,374     5,995,123      3,996,749      1,998,374        5,995,123
Rhein-Main Securitisation
01/21/10                    0.41             --     3,995,809     3,995,809             --      3,995,809        3,995,809
Scaldis Capital LLC
12/16/09                    0.24      1,999,600            --     1,999,600      1,999,600             --        1,999,600
12/18/09                    0.24      4,999,033            --     4,999,033      4,999,033             --        4,999,033
Versailles LLC
12/17/09                    0.40      4,998,333            --     4,998,333      4,998,333             --        4,998,333
                                                                              ----------------------------------------------
Total                                                                           49,831,608      8,993,339       58,824,947
                                                                              ----------------------------------------------

CERTIFICATES OF DEPOSIT (12.3%)
Banco Espirito Santo e
Comm NY
12/07/09                    0.29      5,000,000            --     5,000,000      5,000,000             --        5,000,000
Banco Santander Madrid
01/13/10                    0.32      4,000,000            --     4,000,000      4,000,000             --        4,000,000
Banco Santander NY
02/10/10                    0.29      2,000,000            --     2,000,000      2,000,000             --        2,000,000
Bank of Tokyo UFJ London
12/21/09                    0.37      6,000,079     3,000,039     9,000,118      6,000,079      3,000,039        9,000,118
Banque Federative Du
Credit Mutuel
01/19/10                    0.35             --     1,998,213     1,998,213             --      1,998,213        1,998,213
03/02/10                    0.28      2,997,855            --     2,997,855      2,997,855             --        2,997,855
Barclays Seoul
02/16/10                    0.36      1,000,000            --     1,000,000      1,000,000             --        1,000,000
Bayrische Hypo-Und
Vereinsbank NY
02/01/10                    0.43      3,000,000     2,000,000     5,000,000      3,000,000      2,000,000        5,000,000
Clydesdale Bank
12/01/09                    0.38      4,996,783     1,998,713     6,995,496      4,996,783      1,998,713        6,995,496
Commerzbank Frankfurt
12/01/09                    0.20      5,000,000            --     5,000,000      5,000,000             --        5,000,000
Credit Industrial ET
Commercial London
01/13/10                    0.39      5,000,000            --     5,000,000      5,000,000             --        5,000,000
Dexia Bank
12/09/09                    0.40      4,998,334            --     4,998,334      4,998,334             --        4,998,334
Dexia Credit Local de
France
12/17/09                    0.39      3,000,000            --     3,000,000      3,000,000             --        3,000,000
Fortis Bank NY
12/31/09                    0.24      5,000,000     2,000,000     7,000,000      5,000,000      2,000,000        7,000,000
HSBC France
12/04/09                    0.25%     7,000,000            --     7,000,000      7,000,000             --        7,000,000

 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (CONTINUED)

                           COUPON    PRINCIPAL     PRINCIPAL     PRINCIPAL
ISSUER                      RATE       AMOUNT        AMOUNT        AMOUNT       VALUE(a)       VALUE(a)        VALUE(a)

                                                                RIVERSOURCE                                   RIVERSOURCE
                                                  RIVERSOURCE     MID CAP                     RIVERSOURCE       MID CAP
                                    RIVERSOURCE     PARTNERS    GROWTH FUND    RIVERSOURCE     PARTNERS       GROWTH FUND
                                      MID CAP      AGGRESSIVE    PRO FORMA       MID CAP      AGGRESSIVE       PRO FORMA
                                    GROWTH FUND   GROWTH FUND     COMBINED     GROWTH FUND    GROWTH FUND      COMBINED
CERTIFICATES OF DEPOSIT (CONT.)
Jyske
12/10/09                    0.44%    $4,994,445    $       --    $4,994,445   $  4,994,445   $         --   $    4,994,445
KBC Brussels
12/30/09                    0.28      6,000,000            --     6,000,000      6,000,000             --        6,000,000
Landesbank Hessen London
12/14/09                    0.23      5,000,000            --     5,000,000      5,000,000             --        5,000,000
Mizuho London
12/15/09                    0.33      2,500,000            --     2,500,000      2,500,000             --        2,500,000
01/25/10                    0.32      5,000,000            --     5,000,000      5,000,000             --        5,000,000
Natixis NY
12/21/09                    0.30      7,000,000     2,000,000     9,000,000      7,000,000      2,000,000        9,000,000
Norinchukin Bank NY
01/19/10                    0.32      2,000,000            --     2,000,000      2,000,000             --        2,000,000
NyKredit 12/18/09           0.53      5,000,000            --     5,000,000      5,000,000             --        5,000,000
01/05/10                    0.45             --     2,000,000     2,000,000             --      2,000,000        2,000,000
Sumitomo Mitsui Banking
Corp Brussels
01/22/10                    0.32             --     3,000,000     3,000,000             --      3,000,000        3,000,000
02/19/10                    0.31      4,000,000            --     4,000,000      4,000,000             --        4,000,000
Ulster Bank Ireland,
Dublin
12/15/09                    0.53      5,000,000     2,000,000     7,000,000      5,000,000      2,000,000        7,000,000
                                                                              ----------------------------------------------
Total                                                                          105,487,496     19,996,965      125,484,461
                                                                              ----------------------------------------------

COMMERCIAL PAPER (0.8%)
Citigroup Funding
12/14/09                    0.27      4,998,688            --     4,998,688      4,998,688             --        4,998,688
KBC Financial Products
12/07/09                    0.47      1,999,086       999,543     2,998,629      1,999,085        999,543        2,998,628
                                                                              ----------------------------------------------
Total                                                                            6,997,773        999,543        7,997,316
                                                                              ----------------------------------------------

REPURCHASE AGREEMENTS (2.6%)(F)
Barclays Capital
dated 11/30/09
matures 12/01/09
repurchase price
$5,000,040                  0.29      5,000,000            --     5,000,000      5,000,000             --        5,000,000
Morgan Stanley
dated 11/30/09
matures 12/01/09
repurchase price
$7,000,052                  0.27      5,000,000     2,000,000     7,000,000      5,000,000      2,000,000        7,000,000
dated 11/30/09
matures 12/01/09
repurchase price
$6,000,056                  0.34      3,000,000     3,000,000     6,000,000      3,000,000      3,000,000        6,000,000
RBS Securities
dated 11/30/09
matures 12/01/09
repurchase price
$8,000,098                  0.44      5,000,000     3,000,000     8,000,000      5,000,000      3,000,000        8,000,000
                                                                              ----------------------------------------------
Total                                                                           18,000,000      8,000,000       26,000,000
                                                                              ----------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES
ON LOAN
(Cost: $276,821,725)                                                          $189,894,490   $ 86,927,235   $  276,821,725
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,277,338,403)(g)                                                     $874,225,958   $416,251,839   $1,290,477,797
----------------------------------------------------------------------------------------------------------------------------

 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS

(a) Securities are valued by policies described in Note 1 and/or 2 to the financial statements in the annual report.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2009, the value of foreign securities represented 6.9% of net assets.

(d) At Nov. 30, 2009, security was partially or fully on loan. See Note 6 and/or 7 to the financial statements in the annual report.

(e) Affiliated Money Market Fund -- See Note 7 and/or 9 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(f) These repurchase agreements represent securities received as collateral. The collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

(g) At Nov. 30, 2009, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                             RIVERSOURCE
                                                                             RIVERSOURCE       MID CAP
                                                              RIVERSOURCE     PARTNERS       GROWTH FUND
                                                                MID CAP      AGGRESSIVE       PRO FORMA
                                                              GROWTH FUND    GROWTH FUND      COMBINED
Cost of securities for federal income tax purposes:          $865,967,000   $411,371,000   $1,277,338,000
Unrealized appreciation                                      $ 75,682,000   $ 15,861,000   $   91,543,000
Unrealized depreciation                                       (67,423,000)   (10,981,000)     (78,404,000)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                  $  8,259,000   $  4,880,000   $   13,139,000
---------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

RIVERSOURCE MID CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SELECT VALUE FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Sept. 30, 2009

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Sept. 30, 2009. These statements have been derived from financial statements prepared for the RiverSource Mid Cap Value Fund and the RiverSource Partners Select Value Fund as of Sept. 30, 2009. RiverSource Mid Cap Value Fund invests primarily in equity securities of medium-sized companies. RiverSource Partners Select Value Fund invests primarily in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, RiverSource Partners Select Value Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Rusell Midcap Value Index.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Partners Select Value Fund would be exchanged for share classes of RiverSource Mid Cap Value Fund.

                  SELLING FUND                                   BUYING FUND
------------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund Class A     RiverSource Mid Cap Value Fund Class A
------------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund Class B     RiverSource Mid Cap Value Fund Class B
------------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund Class C     RiverSource Mid Cap Value Fund Class C
------------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund Class I     RiverSource Mid Cap Value Fund Class I
------------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund Class R4    RiverSource Mid Cap Value Fund Class R4
------------------------------------------------------------------------------------------


Note: RiverSource Mid Cap Value Fund also offers Class R2, Class R3, Class R5 and Class W shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Mid Cap Value Fund, as if the transaction had occurred at the beginning of the fiscal year ending Sept. 30, 2009.

RIVERSOURCE MID CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SELECT VALUE FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                        RIVERSOURCE             RIVERSOURCE
                                                      RIVERSOURCE     RIVERSOURCE         MID CAP                 MID CAP
                                                        MID CAP     PARTNERS SELECT    VALUE FUND PRO         VALUE FUND PRO
SEPT. 30, 2009 (UNAUDITED)                            VALUE FUND       VALUE FUND    FORMA ADJUSTMENTS        FORMA COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                            $2,105,577,016   $ 251,140,491      $         --          $2,356,717,507
    Affiliated money market fund                        11,050,066       4,722,167                --              15,772,233
    Investments of cash collateral received for
          securities on loan                           534,488,133      71,421,753                --             605,909,886
                                                    ------------------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers*                            2,039,482,543     288,931,801                --           2,328,414,344
    Affiliated money market fund                        11,050,066       4,722,167                --              15,772,233
    Investments of cash collateral received for
          securities on loan                           534,488,133      71,421,753                --             605,909,886
Cash                                                            --         861,368                --                 861,368
Capital shares receivable                                2,472,000         343,635                --               2,815,635
Dividends and accrued interest receivable                2,953,904         356,366                --               3,310,270
Receivable for investment securities sold               41,169,082       3,757,514                --              44,926,596
----------------------------------------------------------------------------------------------------------------------------
Total assets                                         2,631,615,728     370,394,604                --           3,002,010,332
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                   3,627,984         673,607                --               4,301,591
Payable for investment securities purchased             17,341,829       4,205,137                --              21,546,966
Payable upon return of securities loaned               534,488,133      71,421,753                --             605,909,886
Accrued investment management services fees                 39,208           6,315                --                  45,523
Accrued distribution fees                                  657,214          98,327                --                 755,541
Accrued transfer agency fees                                 9,921           1,795                --                  11,716
Accrued administrative services fees                         3,063             486                --                   3,549
Accrued plan administration services fees                  159,139              29                --                 159,168
Other accrued expenses                                     300,389         119,398                --                 419,787
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      556,626,880      76,526,847                --             633,153,727
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock  $2,074,988,848   $ 293,867,757      $         --          $2,368,856,605
----------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value (Note 3)            $    3,378,738   $     772,554      $   (293,681)         $    3,857,611
Additional paid-in capital (Note 3)                  2,707,993,687     382,546,734           293,681           3,090,834,102
Undistributed net investment income                     21,282,632       5,078,312                --              26,360,944
Accumulated net realized gain (loss)                  (591,571,519)   (132,321,153)               --            (723,892,672)
Unrealized appreciation (depreciation) on
    investments
    and on translation of assets and liabilities
    in foreign currencies                              (66,094,690)     37,791,310                --             (28,303,380)
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                       $2,074,988,848   $ 293,867,757      $         --          $2,368,856,605
----------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding
    shares:                 Class A                 $1,351,336,081   $ 196,510,025      $         --          $1,547,846,106
                            Class B                 $  104,322,229   $  33,544,235      $         --          $  137,866,464
                            Class C                 $   41,952,034   $   4,207,306      $         --          $   46,159,340
                            Class I                 $   44,213,966   $  59,536,058      $         --          $  103,750,024
                            Class R2                $   15,826,707   $          --      $         --          $   15,826,707
                            Class R3                $   46,598,913   $          --      $         --          $   46,598,913
                            Class R4                $  337,592,770   $      70,133      $         --          $  337,662,903
                            Class R5                $  133,143,010   $          --      $         --          $  133,143,010
                            Class W                 $        3,138   $          --      $         --          $        3,138

Shares outstanding
    (Note 3):               Class A shares             219,846,167      51,516,617       (19,563,767)            251,799,017
                            Class B shares              17,668,539       9,216,959        (3,531,495)             23,354,003
                            Class C shares               7,101,337       1,159,555          (447,659)              7,813,233
                            Class I shares               7,069,592      15,344,041        (5,818,272)             16,595,361
                            Class R2 shares              2,592,379              --                --               2,592,379
                            Class R3 shares              7,595,392              --                --               7,595,392
                            Class R4 shares             54,533,230          18,230            (6,900)             54,544,560
                            Class R5 shares             21,466,665              --                --              21,466,665
                            Class W shares                     506              --                --                     506

Net asset value per share of outstanding capital
    stock:                  Class A                 $         6.15   $        3.81                            $         6.15
                            Class B                 $         5.90   $        3.64                            $         5.90
                            Class C                 $         5.91   $        3.63                            $         5.91
                            Class I                 $         6.25   $        3.88                            $         6.25
                            Class R2                $         6.11   $          --                            $         6.11
                            Class R3                $         6.14   $          --                            $         6.14
                            Class R4                $         6.19   $        3.85                            $         6.19
                            Class R5                $         6.20   $          --                            $         6.20
                            Class W                 $         6.20   $          --                            $         6.20
----------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value            $  515,287,645   $  69,544,082      $         --          $  584,831,727
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to pro forma financial statements.

RIVERSOURCE MID CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SELECT VALUE FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                    RIVERSOURCE        RIVERSOURCE
                                                RIVERSOURCE      RIVERSOURCE          MID CAP            MID CAP
                                                  MID CAP      PARTNERS SELECT     VALUE FUND PRO    VALUE FUND PRO
YEAR ENDED SEPT. 30, 2009 (UNAUDITED)            VALUE FUND       VALUE FUND     FORMA ADJUSTMENTS   FORMA COMBINED
 INVESTMENT INCOME
Income:
Dividends                                      $  42,814,363    $   7,592,049        $      --        $  50,406,412
Interest                                             194,637               --               --              194,637
Income distributions from affiliated money
  market fund                                        160,374            9,143               --              169,517
Fee income from securities lending -- net          1,779,334          139,113               --            1,918,447
  Less foreign taxes withheld                       (244,535)          (8,165)              --             (252,700)
----------------------------------------------------------------------------------------------------------------------
Total income                                      44,704,173        7,732,140               --           52,436,313
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)       9,896,881        2,133,611         (720,372)(a)       11,310,120
Distribution fees
     Class A                                       2,975,723          433,891               --            3,409,614
     Class B                                       1,048,865          339,696               --            1,388,561
     Class C                                         359,404           36,930               --              396,334
     Class R2                                         56,692               --               --               56,692
     Class R3                                         82,312               --               --               82,312
     Class W                                               7               --               --                    7
Transfer agency fees (Note 2)
     Class A                                       3,265,308          592,192           68,020(b)         3,925,520
     Class B                                         313,691          123,811            6,925(b)           444,427
     Class C                                         101,381           12,971            1,977(b)           116,329
     Class R2                                          5,669               --               --                5,669
     Class R3                                         16,463               --               --               16,463
     Class R4                                        121,461               29               --              121,490
     Class R5                                         46,632               --               --               46,632
     Class W                                               5               --               --                    5
Administrative services fees (Note 2)                946,227          151,494          (24,515)(c)        1,073,206
Plan administration services fees
     Class R2                                         28,346               --               --               28,346
     Class R3                                         82,312               --               --               82,312
     Class R4                                        607,307              145               --              607,452
Compensation of board members                         56,160            8,156               --               64,316
Custodian fees                                       143,700          365,000               --              508,700
Printing and postage                                 381,575           57,905               --              439,480
Registration fees (Note 2)                            78,184           40,775          (20,388)(d)           98,571
Professional fees (Note 2)                            66,844           30,570          (25,550)(e)           71,864
Other                                                 53,744           11,488               --               65,232
----------------------------------------------------------------------------------------------------------------------
Total expenses                                    20,734,893        4,338,664         (713,903)          24,359,654
  Expenses waived/reimbursed by RiverSource
     Investments, LLC (Note 2)                        (3,161)        (826,807)         829,968(f)                --
  Earnings and bank fee credits on cash
     balances (Note 2)                                  (320)              --              320(g)                --
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                20,731,412        3,511,857          116,385           24,359,654
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   23,972,761        4,220,283         (116,385)          28,076,659
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                         (590,519,633)    (115,216,561)              --         (705,736,194)
  Foreign currency transactions                       20,727              522               --               21,249
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments         (590,498,906)    (115,216,039)              --         (705,714,945)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                             401,025,380       86,628,775               --          487,654,155
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                    (189,473,526)     (28,587,264)              --         (218,060,790)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(165,500,765)   $ (24,366,981)       $(116,385)       $ 189,984,131)
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE MID CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SELECT VALUE FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2009)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Sept. 30, 2009. These statements have been derived from financial statements prepared for the RiverSource Mid Cap Value Fund and the RiverSource Partners Select Value Fund as of Sept. 30, 2009.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Mid Cap Value Fund invests primarily in equity securities of medium-sized companies.

RiverSource Partners Select Value Fund invests primarily in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, RiverSource Partners Select Value Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Rusell Midcap Value Index.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Partners Select Value Fund in exchange for Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Mid Cap Value Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Mid Cap Value Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Mid Cap Value Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fees due to the Reorganization.

(b) To adjust for closed account fees for each RiverSource Partners Select Value Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the reduction in registration fees due to the Reorganization.

(e) To reflect the reduction in audit fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect no reduction in fees resulting from the Reorganization per the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

(g) To reflect the elimination of the earnings and bank fee credits on cash balances.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Mid Cap Value Fund at Sept. 30, 2009, in connection with the Reorganization. The pro forma adjustments on the Statement of Assets and Liabilities reflect the net effect of the issuance of additional RiverSource Mid Cap Value Fund shares. The following table reflects the number of RiverSource Mid Cap Value Fund shares assumed to be issued to the shareholders of the RiverSource Partners Select Value Fund.

                                                     SHARES OF RIVERSOURCE
                                                       MID CAP VALUE FUND
                                                   ISSUED TO SHAREHOLDERS OF   RIVERSOURCE MID CAP
                                                      RIVERSOURCE PARTNERS          VALUE FUND         TOTAL PRO FORMA
                                                       SELECT VALUE FUND        SHARES OUTSTANDING   SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
Class A                                                    31,952,850              219,846,167           251,799,017
-----------------------------------------------------------------------------------------------------------------------
Class B                                                     5,685,464               17,668,539            23,354,003
-----------------------------------------------------------------------------------------------------------------------
Class C                                                       711,896                7,101,337             7,813,233
-----------------------------------------------------------------------------------------------------------------------
Class I                                                     9,525,769                7,069,592            16,595,361
-----------------------------------------------------------------------------------------------------------------------
Class R2                                                          N/A                2,592,379             2,592,379
-----------------------------------------------------------------------------------------------------------------------
Class R3                                                          N/A                7,595,392             7,595,392
-----------------------------------------------------------------------------------------------------------------------
Class R4                                                       11,330               54,533,230            54,544,560
-----------------------------------------------------------------------------------------------------------------------
Class R5                                                          N/A               21,466,665            21,466,665
-----------------------------------------------------------------------------------------------------------------------
Class W                                                           N/A                      506                   506
-----------------------------------------------------------------------------------------------------------------------

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource Mid Cap Value Fund

SEPT. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to pro forma combined net assets)
INVESTMENTS IN SECURITIES



 COMMON STOCKS (96.1%)

ISSUER                  SHARES         SHARES         SHARES         VALUE(a)         VALUE(a)            VALUE(a)

                                                   RIVERSOURCE                                           RIVERSOURCE
                                                     MID CAP                                               MID CAP
                     RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                       MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                      VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
AEROSPACE & DEFENSE (1.3%)
Esterline
Technologies                 --        18,900          18,900(b)  $           --    $    741,069       $      741,069
Goodrich                472,619            --         472,619         25,682,116              --           25,682,116
ITT                          --        20,850          20,850                 --       1,087,328            1,087,328
TransDigm Group              --        72,002          72,002(b)              --       3,586,419            3,586,419
                                                                  --------------------------------------------------------
Total                                                                 25,682,116       5,414,816           31,096,932
                                                                  --------------------------------------------------------


AIRLINES (1.6%)
AMR                     909,472            --         909,472(b)       7,230,302              --            7,230,302
Continental
Airlines Cl B           554,591(d)         --         554,591(b)       9,117,476              --            9,117,476
Delta Air Lines       1,459,726            --       1,459,726(b)      13,079,146              --           13,079,146
UAL                     384,243            --         384,243(b)       3,542,720              --            3,542,720
US Airways Group      1,138,711(d)         --       1,138,711(b)       5,351,942              --            5,351,942
                                                                  --------------------------------------------------------
Total                                                                 38,321,586              --           38,321,586
                                                                  --------------------------------------------------------


AUTO COMPONENTS (0.8%)
Autoliv                      --        59,850(d)       59,850(c)              --       2,010,960            2,010,960
BorgWarner                   --        81,600(d)       81,600                 --       2,469,216            2,469,216
Goodyear Tire &
Rubber                  914,225(d)         --         914,225(b)      15,569,252              --           15,569,252
                                                                  --------------------------------------------------------
Total                                                                 15,569,252       4,480,176           20,049,428
                                                                  --------------------------------------------------------


AUTOMOBILES (0.2%)
Ford Motor              625,231(d)         --         625,231(b)       4,507,916              --            4,507,916
                                                                  --------------------------------------------------------


BEVERAGES (0.2%)
Dr Pepper Snapple
Group                        --       105,350         105,350(b)              --       3,028,813            3,028,813
Molson Coors
Brewing Cl B                 --        35,400          35,400                 --       1,723,272            1,723,272
                                                                  --------------------------------------------------------
Total                                                                         --       4,752,085            4,752,085
                                                                  --------------------------------------------------------


CAPITAL MARKETS (1.3%)
Artio Global
Investors               110,798(d)         --         110,798(b)       2,897,368              --            2,897,368
Invesco                 944,886       154,200       1,099,086         21,505,605       3,509,592           25,015,197
State Street                 --        21,250          21,250                 --       1,117,750            1,117,750
Stifel Financial             --        44,150(d)       44,150(b)              --       2,423,835            2,423,835
                                                                  --------------------------------------------------------
Total                                                                 24,402,973       7,051,177           31,454,150
                                                                  --------------------------------------------------------


CHEMICALS (4.0%)
Airgas                       --        14,450          14,450                 --         698,947              698,947
Celanese Series A            --        38,250(d)       38,250                 --         956,250              956,250
Eastman Chemical        653,585            --         653,585         34,992,941              --           34,992,941
Lubrizol                423,768            --         423,768         30,282,461              --           30,282,461
PPG Inds                450,938(d)     24,850(d)      475,788         26,249,101       1,446,518           27,695,619
                                                                  --------------------------------------------------------
Total                                                                 91,524,503       3,101,715           94,626,218
                                                                  --------------------------------------------------------


COMMERCIAL BANKS (1.3%)
Bank of Hawaii               --       107,700(d)      107,700                 --       4,473,858            4,473,858
Cullen/Frost
Bankers                 203,028(d)         --         203,028         10,484,366              --           10,484,366
MB Financial                 --        71,250          71,250                 --       1,494,113            1,494,113
M&T Bank                188,779(d)         --         188,779         11,764,707              --           11,764,707
Prosperity
Bancshares                   --        62,500(d)       62,500                 --       2,174,375            2,174,375
                                                                  --------------------------------------------------------
Total                                                                 22,249,073       8,142,346           30,391,419
                                                                  --------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES         SHARES         SHARES         VALUE(a)         VALUE(a)            VALUE(a)

                                                   RIVERSOURCE                                           RIVERSOURCE
                                                     MID CAP                                               MID CAP
                     RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                       MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                      VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
COMMERCIAL SERVICES & SUPPLIES (1.3%)
RR Donnelley & Sons          --       315,190         315,190     $           --    $  6,700,939       $    6,700,939
Ritchie Bros
Auctioneers             818,508(d)         --         818,508(c)      20,086,186              --           20,086,186
Steelcase Cl A               --       489,389(d)      489,389                 --       3,039,106            3,039,106
                                                                  --------------------------------------------------------
Total                                                                 20,086,186       9,740,045           29,826,231
                                                                  --------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.4%)
Brocade
Communications
Systems                 537,417            --         537,417(b)       4,224,098              --            4,224,098
Comtech
Telecommunications           --        88,500(d)       88,500(b)              --       2,939,970            2,939,970
Tellabs                      --       192,300         192,300(b)              --       1,330,716            1,330,716
                                                                  --------------------------------------------------------
Total                                                                  4,224,098       4,270,686            8,494,784
                                                                  --------------------------------------------------------


COMPUTERS & PERIPHERALS (0.2%)
Teradata                     --        60,400          60,400(b)              --       1,662,208            1,662,208
Western Digital              --        52,500          52,500(b)              --       1,917,825            1,917,825
                                                                  --------------------------------------------------------
Total                                                                         --       3,580,033            3,580,033
                                                                  --------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.1%)
Chicago Bridge &
Iron                    552,591(d)         --         552,591(c)      10,322,399              --           10,322,399
Fluor                   188,750(d)     36,700         225,450          9,597,938       1,866,195           11,464,133
Foster Wheeler          300,034            --         300,034(b)       9,574,085              --            9,574,085
Insituform
Technologies Cl A       124,970            --         124,970(b)       2,391,926              --            2,391,926
Jacobs Engineering
Group                   202,769            --         202,769(b)       9,317,236              --            9,317,236
KBR                     307,274(d)         --         307,274          7,156,411              --            7,156,411
                                                                  --------------------------------------------------------
Total                                                                 48,359,995       1,866,195           50,226,190
                                                                  --------------------------------------------------------


CONSTRUCTION MATERIALS (0.7%)
CEMEX ADR             1,366,644(d)         --       1,366,644(b,c)    17,657,040              --           17,657,040
                                                                  --------------------------------------------------------


CONSUMER FINANCE (0.2%)
Discover Financial
Services                     --       179,350         179,350                 --       2,910,851            2,910,851
SLM                     290,109(d)         --         290,109(b)       2,529,750              --            2,529,750
                                                                  --------------------------------------------------------
Total                                                                  2,529,750       2,910,851            5,440,601
                                                                  --------------------------------------------------------


CONTAINERS & PACKAGING (0.5%)
AptarGroup                   --        78,917(d)       78,917                 --       2,948,339            2,948,339
Crown Holdings               --        46,000(d)       46,000(b)              --       1,251,200            1,251,200
Sonoco Products              --       224,600         224,600                 --       6,185,484            6,185,484
Temple-Inland                --       145,700(d)      145,700                 --       2,392,394            2,392,394
                                                                  --------------------------------------------------------
Total                                                                         --      12,777,417           12,777,417
                                                                  --------------------------------------------------------


DISTRIBUTORS (0.4%)
Genuine Parts           250,748            --         250,748          9,543,469              --            9,543,469
                                                                  --------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
PICO Holdings           207,165            --         207,165(b)       6,908,953              --            6,908,953
                                                                  --------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
CenturyTel              767,422            --         767,422         25,785,378              --           25,785,378
Qwest
Communications Intl   5,117,402(d)    288,700(d)    5,406,102         19,497,302       1,099,947           20,597,249
Windstream            1,378,635            --       1,378,635         13,965,573              --           13,965,573
                                                                  --------------------------------------------------------
Total                                                                 59,248,253       1,099,947           60,348,200
                                                                  --------------------------------------------------------


ELECTRIC UTILITIES (2.5%)
Allegheny Energy        766,281            --         766,281         20,321,772              --           20,321,772
American Electric
Power                        --        46,400          46,400                 --       1,437,936            1,437,936
Northeast Utilities          --        91,700          91,700                 --       2,176,958            2,176,958
NV Energy                    --       142,000         142,000                 --       1,645,780            1,645,780
Pepco Holdings        1,399,116            --       1,399,116         20,818,846              --           20,818,846
Pinnacle West
Capital                 234,077       128,600         362,677          7,682,407       4,220,652           11,903,059
                                                                  --------------------------------------------------------
Total                                                                 48,823,025       9,481,326           58,304,351
                                                                  --------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES         SHARES         SHARES         VALUE(a)         VALUE(a)            VALUE(a)

                                                   RIVERSOURCE                                           RIVERSOURCE
                                                     MID CAP                                               MID CAP
                     RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                       MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                      VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
ELECTRICAL EQUIPMENT (3.1%)
AO Smith                351,905(d)         --         351,905     $   13,407,581    $         --       $   13,407,581
Cooper Inds Cl A      1,137,055        62,300       1,199,355         42,719,156       2,340,611           45,059,767
General Cable                --        44,650          44,650(b)              --       1,748,048            1,748,048
Rockwell Automation     289,503(d)         --         289,503         12,332,828              --           12,332,828
                                                                  --------------------------------------------------------
Total                                                                 68,459,565       4,088,659           72,548,224
                                                                  --------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.0%)
Agilent
Technologies            706,026(d)         --         706,026(b)      19,648,704              --           19,648,704
Celestica             2,518,761            --       2,518,761(b,c)    23,877,854              --           23,877,854
Tyco Electronics             --       126,100         126,100(c)              --       2,809,508            2,809,508
                                                                  --------------------------------------------------------
Total                                                                 43,526,558       2,809,508           46,336,066
                                                                  --------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.6%)
BJ Services             194,743            --         194,743          3,783,856              --            3,783,856
Cameron Intl            555,132(d)         --         555,132(b)      20,995,093              --           20,995,093
Noble                        --       224,350         224,350                 --       8,516,326            8,516,326
Transocean              156,282            --         156,282(b,c)    13,366,799              --           13,366,799
Weatherford Intl        731,313            --         731,313(b,c)    15,160,119              --           15,160,119
                                                                  --------------------------------------------------------
Total                                                                 53,305,867       8,516,326           61,822,193
                                                                  --------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
Ruddick                      --       116,600(d)      116,600                 --       3,103,892            3,103,892
                                                                  --------------------------------------------------------


FOOD PRODUCTS (0.3%)
Dean Foods                   --        54,700          54,700(b)              --         973,113              973,113
JM Smucker                   --        26,700          26,700                 --       1,415,367            1,415,367
Sara Lee                     --       465,086         465,086                 --       5,181,058            5,181,058
                                                                  --------------------------------------------------------
Total                                                                         --       7,569,538            7,569,538
                                                                  --------------------------------------------------------


GAS UTILITIES (1.4%)
Energen                      --        71,000(d)       71,000                 --       3,060,100            3,060,100
EQT                     275,347            --         275,347         11,729,782              --           11,729,782
Questar                 440,839(d)     69,500         510,339         16,557,913       2,610,420           19,168,333
                                                                  --------------------------------------------------------
Total                                                                 28,287,695       5,670,520           33,958,215
                                                                  --------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Beckman Coulter              --        47,972          47,972                 --       3,307,190            3,307,190
Hospira                 417,229            --         417,229(b)      18,608,413              --           18,608,413
                                                                  --------------------------------------------------------
Total                                                                 18,608,413       3,307,190           21,915,603
                                                                  --------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.4%)
CIGNA                        --       208,031(d)      208,031                 --       5,843,591            5,843,591
Health Management
Associates Cl A              --       438,200(d)      438,200(b)              --       3,282,118            3,282,118
HealthSouth                  --        20,500          20,500(b)              --         320,620              320,620
McKesson                250,421            --         250,421         14,912,571              --           14,912,571
Universal Health
Services Cl B           144,608            --         144,608          8,955,573              --            8,955,573
                                                                  --------------------------------------------------------
Total                                                                 23,868,144       9,446,329           33,314,473
                                                                  --------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.1%)
IMS Health                   --       197,900         197,900                 --       3,037,765            3,037,765
                                                                  --------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.3%)
Darden Restaurants           --        84,000          84,000                 --       2,866,920            2,866,920
Royal Caribbean
Cruises                 480,996(d)         --         480,996(b)      11,582,384              --           11,582,384
Starwood Hotels &
Resorts Worldwide       416,426(d)         --         416,426         13,754,550              --           13,754,550
Wyndham Worldwide            --       160,850         160,850                 --       2,625,072            2,625,072
                                                                  --------------------------------------------------------
Total                                                                 25,336,934       5,491,992           30,828,926
                                                                  --------------------------------------------------------


HOUSEHOLD DURABLES (2.3%)
DR Horton               673,802(d)         --         673,802          7,688,081              --            7,688,081
Fortune Brands               --        22,500          22,500                 --         967,050              967,050
KB Home                 260,716(d)         --         260,716          4,330,493              --            4,330,493

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES         SHARES         SHARES         VALUE(a)         VALUE(a)            VALUE(a)

                                                   RIVERSOURCE                                           RIVERSOURCE
                                                     MID CAP                                               MID CAP
                     RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                       MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                      VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
HOUSEHOLD DURABLES (CONT.)
Jarden                       --        20,800          20,800     $           --    $    583,856       $      583,856
Mohawk Inds             277,300(d)         --         277,300(b)      13,224,437              --           13,224,437
Newell Rubbermaid            --       150,100(d)      150,100                 --       2,355,069            2,355,069
Pulte Homes             825,776(d)         --         825,776          9,075,278              --            9,075,278
Snap-On                      --        29,400(d)       29,400                 --       1,021,944            1,021,944
Stanley Works           365,371            --         365,371         15,597,688              --           15,597,688
                                                                  --------------------------------------------------------
Total                                                                 49,915,977       4,927,919           54,843,896
                                                                  --------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                          --       211,900         211,900(b)              --       3,140,358            3,140,358
NRG Energy                   --        45,200          45,200(b)              --       1,274,188            1,274,188
                                                                  --------------------------------------------------------
Total                                                                         --       4,414,546            4,414,546
                                                                  --------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl          353,465            --         353,465(b)       8,932,061              --            8,932,061
                                                                  --------------------------------------------------------


INSURANCE (12.5%)
Allstate                     --       208,100(d)      208,100                 --       6,372,022            6,372,022
Aon                     383,889            --         383,889         15,620,443              --           15,620,443
Arch Capital Group      103,693        31,700         135,393(b,c)     7,003,425       2,141,018            9,144,443
Assurant                592,709            --         592,709         19,002,251              --           19,002,251
Axis Capital
Holdings                725,981            --         725,981(c)      21,910,107              --           21,910,107
Endurance Specialty
Holdings                     --        93,600          93,600(c)              --       3,413,592            3,413,592
Everest Re Group        482,530            --         482,530(c)      42,317,880              --           42,317,880
HCC Insurance
Holdings                     --       168,400(d)      168,400                 --       4,605,740            4,605,740
Lincoln Natl            759,549       251,020       1,010,569         19,679,915       6,503,927           26,183,842
Marsh & McLennan
Companies               275,281            --         275,281          6,807,699              --            6,807,699
PartnerRe               533,030(d)         --         533,030(c)      41,011,328              --           41,011,328
Protective Life              --       108,100(d)      108,100                 --       2,315,502            2,315,502
Prudential
Financial                    --        74,900          74,900                 --       3,738,259            3,738,259
Transatlantic
Holdings                227,033            --         227,033         11,390,246              --           11,390,246
Unum Group                   --       134,800(d)      134,800                 --       2,890,112            2,890,112
Willis Group
Holdings                537,825            --         537,825(c)      15,177,422              --           15,177,422
XL Capital Cl A       3,591,127(d)         --       3,591,127(c)      62,701,076              --           62,701,076
                                                                  --------------------------------------------------------
Total                                                                262,621,792      31,980,172          294,601,964
                                                                  --------------------------------------------------------


IT SERVICES (0.3%)
Computer Sciences            --       116,900         116,900(b)              --       6,161,799            6,161,799
                                                                  --------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Hasbro                  340,696            --         340,696          9,454,314              --            9,454,314
                                                                  --------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.3%)
Covance                 265,439(d)         --         265,439(b)      14,373,521              --           14,373,521
Life Technologies       308,752        29,100         337,852(b)      14,372,406       1,354,605           15,727,011
                                                                  --------------------------------------------------------
Total                                                                 28,745,927       1,354,605           30,100,532
                                                                  --------------------------------------------------------


MACHINERY (5.4%)
AGCO                    307,590(d)         --         307,590(b)       8,498,712              --            8,498,712
Cummins                 273,851(d)         --         273,851         12,271,263              --           12,271,263
Dover                        --       129,200         129,200                 --       5,007,792            5,007,792
Eaton                   618,689            --         618,689         35,011,612              --           35,011,612
Harsco                       --        31,650          31,650                 --       1,120,727            1,120,727
Ingersoll-Rand          975,284        33,800       1,009,084(c)      29,911,960       1,036,646           30,948,606
Manitowoc             1,052,966(d)         --       1,052,966          9,971,588              --            9,971,588
Parker Hannifin         302,235(d)         --         302,235         15,667,862              --           15,667,862
SPX                          --        24,500          24,500                 --       1,501,115            1,501,115
Terex                   397,121(d)         --         397,121(b)       8,232,318              --            8,232,318
                                                                  --------------------------------------------------------
Total                                                                119,565,315       8,666,280          128,231,595
                                                                  --------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES         SHARES         SHARES         VALUE(a)         VALUE(a)            VALUE(a)

                                                   RIVERSOURCE                                           RIVERSOURCE
                                                     MID CAP                                               MID CAP
                     RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                       MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                      VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
MARINE (0.1%)
Kirby                        --        45,100(d)       45,100(b)  $           --    $  1,660,582       $    1,660,582
                                                                  --------------------------------------------------------


MEDIA (1.7%)
Gannett                      --       157,500(d)      157,500                 --       1,970,325            1,970,325
McGraw-Hill
Companies                    --        56,200          56,200                 --       1,412,868            1,412,868
Natl CineMedia        1,065,396            --       1,065,396         18,079,770              --           18,079,770
Regal Entertainment
Group Cl A            1,349,318            --       1,349,318         16,623,598              --           16,623,598
Shaw Communications
Cl B                         --       119,400         119,400(c)              --       2,150,394            2,150,394
                                                                  --------------------------------------------------------
Total                                                                 34,703,368       5,533,587           40,236,955
                                                                  --------------------------------------------------------


METALS & MINING (3.1%)
Cliff Natural
Resources                    --        43,400          43,400                 --       1,404,424            1,404,424
Freeport-McMoRan
Copper & Gold           401,549(d)         --         401,549         27,550,277              --           27,550,277
Nucor                   376,540(d)         --         376,540         17,701,145              --           17,701,145
Steel Dynamics          494,356            --         494,356          7,583,421              --            7,583,421
Thompson Creek
Metals                       --       204,700         204,700(b,c)            --       2,470,729            2,470,729
United States Steel     338,950(d)         --         338,950         15,039,212              --           15,039,212
Walter Energy                --        22,300(d)       22,300                 --       1,339,338            1,339,338
                                                                  --------------------------------------------------------
Total                                                                 67,874,055       5,214,491           73,088,546
                                                                  --------------------------------------------------------


MULTILINE RETAIL (1.5%)
Family Dollar
Stores                  359,208(d)     57,800(d)      417,008          9,483,091       1,525,920           11,009,011
Kohl's                       --        40,050          40,050(b)              --       2,284,853            2,284,853
Macy's                1,232,160(d)         --       1,232,160         22,536,207              --           22,536,207
                                                                  --------------------------------------------------------
Total                                                                 32,019,298       3,810,773           35,830,071
                                                                  --------------------------------------------------------


MULTI-UTILITIES (3.2%)
CMS Energy                   --       223,200(d)      223,200                 --       2,990,880            2,990,880
DTE Energy              412,030            --         412,030         14,478,734              --           14,478,734
PG&E                         --       110,200         110,200                 --       4,461,998            4,461,998
SCANA                        --       129,467(d)      129,467                 --       4,518,398            4,518,398
Sempra Energy           507,688(d)         --         507,688         25,287,939              --           25,287,939
Wisconsin Energy        506,974            --         506,974         22,900,016              --           22,900,016
Xcel Energy                  --        47,300          47,300                 --         910,052              910,052
                                                                  --------------------------------------------------------
Total                                                                 62,666,689      12,881,328           75,548,017
                                                                  --------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.9%)
Alpha Natural
Resources               172,788            --         172,788(b)       6,064,859              --            6,064,859
El Paso               1,311,646(d)    206,000       1,517,646         13,536,187       2,125,920           15,662,107
Enbridge                783,297            --         783,297(c)      30,391,923              --           30,391,923
Newfield
Exploration             513,925        45,650         559,575(b)      21,872,647       1,942,864           23,815,511
Pioneer Natural
Resources               456,217            --         456,217         16,556,115              --           16,556,115
Southwestern Energy     466,523(d)         --         466,523(b)      19,911,202              --           19,911,202
Spectra Energy               --       105,000         105,000                 --       1,988,700            1,988,700
Sunoco                  194,210(d)         --         194,210          5,525,275              --            5,525,275
Ultra Petroleum         353,025            --         353,025(b)      17,284,104              --           17,284,104
Whiting Petroleum            --        49,100(d)       49,100(b)              --       2,827,178            2,827,178
                                                                  --------------------------------------------------------
Total                                                                131,142,312       8,884,662          140,026,974
                                                                  --------------------------------------------------------


PHARMACEUTICALS (2.8%)
Forest Laboratories     350,923            --         350,923(b)      10,331,173              --           10,331,173
King
Pharmaceuticals       1,191,464(d)         --       1,191,464(b)      12,832,067              --           12,832,067
Mylan                 2,721,976(d)         --       2,721,976(b)      43,578,836              --           43,578,836
                                                                  --------------------------------------------------------
Total                                                                 66,742,076              --           66,742,076
                                                                  --------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (4.0%)
AvalonBay
Communities             188,141(d)         --         188,141         13,683,495              --           13,683,495
Boston Properties       113,196(d)     12,750(d)      125,946          7,419,998         835,763            8,255,761
Digital Realty
Trust                        --        37,600(d)       37,600                 --       1,718,696            1,718,696
Duke Realty                  --       631,372(d)      631,372                 --       7,582,777            7,582,777

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES         SHARES         SHARES         VALUE(a)         VALUE(a)            VALUE(a)

                                                   RIVERSOURCE                                           RIVERSOURCE
                                                     MID CAP                                               MID CAP
                     RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                       MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                      VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Equity Residential      517,122(d)         --         517,122     $   15,875,645    $         --       $   15,875,645
Health Care REIT             --        64,800(d)       64,800                 --       2,696,976            2,696,976
ProLogis                560,293(d)         --         560,293          6,678,693              --            6,678,693
Rayonier                448,200(d)         --         448,200         18,335,862              --           18,335,862
Simon Property
Group                        --       130,202(d)      130,202                 --       9,039,924            9,039,924
Ventas                  285,682(d)         --         285,682         10,998,757              --           10,998,757
                                                                  --------------------------------------------------------
Total                                                                 72,992,450      21,874,136           94,866,586
                                                                  --------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                 375,433(d)         --         375,433(b)      10,932,609              --           10,932,609
                                                                  --------------------------------------------------------


ROAD & RAIL (2.0%)
CSX                     546,471(d)         --         546,471         22,875,276              --           22,875,276
Kansas City
Southern                753,375(d)         --         753,375(b)      19,956,904              --           19,956,904
Werner Enterprises           --       247,900         247,900                 --       4,618,377            4,618,377
                                                                  --------------------------------------------------------
Total                                                                 42,832,180       4,618,377           47,450,557
                                                                  --------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Analog Devices               --        61,000(d)       61,000                 --       1,682,380            1,682,380
ASML Holding            460,191(d)         --         460,191(c)      13,607,848              --           13,607,848
Lam Research            467,209(d)         --         467,209(b)      15,959,859              --           15,959,859
LSI                   3,394,127(d)         --       3,394,127(b)      18,633,757              --           18,633,757
Marvell Technology
Group                        --       134,000         134,000(b,c)            --       2,169,460            2,169,460
Maxim Integrated
Products              1,103,946            --       1,103,946         20,025,580              --           20,025,580
Microchip
Technology              864,102(d)    161,400(d)    1,025,502         22,898,704       4,277,100           27,175,804
Micron Technology       705,301(d)         --         705,301(b)       5,783,468              --            5,783,468
Semtech                      --        36,700(d)       36,700(b)              --         624,267              624,267
Skyworks Solutions           --        45,900(d)       45,900(b)              --         607,716              607,716
                                                                  --------------------------------------------------------
Total                                                                 96,909,216       9,360,923          106,270,139
                                                                  --------------------------------------------------------


SOFTWARE (3.4%)
Adobe Systems           475,050(d)         --         475,050(b)      15,695,652              --           15,695,652
Autodesk                591,078            --         591,078(b)      14,067,656              --           14,067,656
BMC Software            535,513            --         535,513(b)      20,097,803              --           20,097,803
Informatica                  --        79,700(d)       79,700(b)              --       1,799,626            1,799,626
McAfee                  629,556(d)         --         629,556(b)      27,568,258              --           27,568,258
Sybase                       --        49,200(d)       49,200(b)              --       1,913,880            1,913,880
                                                                  --------------------------------------------------------
Total                                                                 77,429,369       3,713,506           81,142,875
                                                                  --------------------------------------------------------


SPECIALTY RETAIL (0.6%)
Abercrombie & Fitch
Cl A                    211,975(d)         --         211,975          6,969,738              --            6,969,738
Bed Bath & Beyond       216,913(d)         --         216,913(b)       8,142,914              --            8,142,914
                                                                  --------------------------------------------------------
Total                                                                 15,112,652              --           15,112,652
                                                                  --------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Phillips-Van Heusen          --        66,925          66,925                 --       2,863,721            2,863,721
VF                      287,257(d)     64,300         351,557         20,806,025       4,657,249           25,463,274
Warnaco Group                --        32,300(d)       32,300(b)              --       1,416,678            1,416,678
                                                                  --------------------------------------------------------
Total                                                                 20,806,025       8,937,648           29,743,673
                                                                  --------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
First Niagara
Financial Group              --       222,400         222,400                 --       2,742,192            2,742,192
Hudson City Bancorp          --       224,200(d)      224,200                 --       2,948,230            2,948,230
                                                                  --------------------------------------------------------
Total                                                                         --       5,690,422            5,690,422
                                                                  --------------------------------------------------------


TOBACCO (2.8%)
Lorillard               860,650        16,500         877,150         63,946,295       1,225,950           65,172,245
                                                                  --------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES         SHARES         SHARES         VALUE(a)         VALUE(a)            VALUE(a)

                                                   RIVERSOURCE                                           RIVERSOURCE
                                                     MID CAP                                               MID CAP
                     RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                       MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                      VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
TRADING COMPANIES & DISTRIBUTORS (0.6%)
United Rentals               --       307,558(d)      307,558(b)  $           --    $  3,167,847       $    3,167,847
WW Grainger             115,537(d)         --         115,537         10,324,386              --           10,324,386
                                                                  --------------------------------------------------------
Total                                                                 10,324,386       3,167,847           13,492,233
                                                                  --------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.1%)
NTELOS Holdings              --       177,900         177,900                 --       3,141,714            3,141,714
--------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:
$2,308,949,507)                                                   $1,986,699,730    $288,931,801       $2,275,631,531
--------------------------------------------------------------------------------------------------------------------------





 EQUITY-LINKED NOTES (2.0%)(F)

                                     PRINCIPAL     PRINCIPAL      PRINCIPAL
ISSUER                COUPON RATE      AMOUNT        AMOUNT         AMOUNT         VALUE(a)      VALUE(a)        VALUE(a)
Goldman Sachs Group
Absolute Trigger
Mandatory
Exchangeable Notes
12-28-09                   --%      $42,250,000(e)    $--        $42,250,000     $ 47,226,353       $--        $ 47,226,353
---------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED
NOTES
(Cost: $42,250,000)                                                               $47,226,353       $--         $47,226,353
---------------------------------------------------------------------------------------------------------------------------






 BONDS (0.2%)

                                      PRINCIPAL    PRINCIPAL      PRINCIPAL
ISSUER                COUPON RATE      AMOUNT        AMOUNT        AMOUNT        VALUE(a)      VALUE(a)       VALUE(a)

WIRELINES
Qwest
Communications Intl
Cv Sr Unsecured 11-
15-25                     3.50%      $5,518,000       $--        $5,518,000     $5,556,460        $--        $5,556,460
-----------------------------------------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,518,000)                                                              $5,556,460        $--        $5,556,460
-----------------------------------------------------------------------------------------------------------------------






 MONEY MARKET FUND (0.7%)

ISSUER                  SHARES        SHARES        SHARES         VALUE(a)         VALUE(a)         VALUE(a)

RiverSource Short-
Term Cash Fund,
0.28%                 11,050,066    4,722,167     15,772,233(g)  $ 11,050,066     $ 4,722,167      $15,772,233
--------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET
FUND
(Cost: $15,772,233)                                               $11,050,066      $4,722,167      $15,772,233
--------------------------------------------------------------------------------------------------------------





 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (25.6%)

ISSUER                  SHARES       SHARES        SHARES       VALUE(a)      VALUE(a)         VALUE(a)


CASH COLLATERAL
REINVESTMENT FUND
(7.0%)
JPMorgan Prime
Money Market Fund     94,089,054   71,421,753   165,510,807   $94,089,054   $71,421,753      $165,510,807
---------------------------------------------------------------------------------------------------------





                                   PRINCIPAL      PRINCIPAL      PRINCIPAL
ISSUER               COUPON RATE     AMOUNT         AMOUNT         AMOUNT         VALUE(a)         VALUE(a)            VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.9%)
Arabella Finance
LLC
10/08/09                 0.63%    $ 4,998,785        $--        $ 4,998,785    $    4,998,785    $         --       $    4,998,785
Belmont Funding LLC
10/07/09                 0.52      14,998,483         --         14,998,483        14,998,483              --           14,998,483
Cancara Asset
Securitisation LLC
11/16/09                 0.30      19,989,499         --         19,989,499        19,989,499              --           19,989,499
Ebbets Funding LLC
10/06/09                 0.47      14,998,629         --         14,998,629        14,998,629              --           14,998,629

 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (CONTINUED)

                                   PRINCIPAL      PRINCIPAL      PRINCIPAL
ISSUER               COUPON RATE     AMOUNT         AMOUNT         AMOUNT         VALUE(a)         VALUE(a)            VALUE(a)

                                                                RIVERSOURCE                                           RIVERSOURCE
                                                                  MID CAP                                               MID CAP
                                  RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                                    MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                                   VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
ASSET-BACKED COMMERCIAL PAPER (CONT.)
Grampian Funding
LLC
10/07/09                 0.37%    $ 5,998,150        $--        $ 5,998,150    $    5,998,150    $         --       $    5,998,150
Rhein-Main
Securitisation
10/20/09                 0.32       5,998,667         --          5,998,667         5,998,667              --            5,998,667
Rheingold
Securitization
12/16/09                 0.38       6,994,311         --          6,994,311         6,994,311              --            6,994,311
Tasman Funding
10/23/09                 0.30       2,999,250         --          2,999,250         2,999,250              --            2,999,250
Versailles
Commercial Paper
LLC
10/13/09                 0.55      14,992,438         --         14,992,438        14,992,438              --           14,992,438
                                                                               ---------------------------------------------------
Total                                                                              91,968,212              --           91,968,212
                                                                               ---------------------------------------------------
CERTIFICATES OF DEPOSIT (12.6%)
Banco Espirito
Santo e Comm London
10/06/09                 0.30      20,000,000         --         20,000,000        20,000,000              --           20,000,000
Banco Popular
Espanol
10/02/09                 0.30       4,998,542         --          4,998,542         4,998,542              --            4,998,542
Banco Santander
Madrid
10/13/09                 0.45      10,000,000         --         10,000,000        10,000,000              --           10,000,000
Banco Santander NY
10/09/09                 0.41      13,000,000         --         13,000,000        13,000,000              --           13,000,000
Bank of Austria
10/14/09                 0.34       9,997,167         --          9,997,167         9,997,167              --            9,997,167
Bank of Nova Scotia
Singapore
10/30/09                 0.40      20,000,000         --         20,000,000        20,000,000              --           20,000,000
Bank of Tokyo UFJ
London
12/21/09                 0.37      10,000,132         --         10,000,132        10,000,132              --           10,000,132
Bayrische Hypo-Und
Vereinsbank
12/29/09                 0.39      10,000,000         --         10,000,000        10,000,000              --           10,000,000
Caisse de Depots et
Consigment Paris
10/19/09                 0.43       9,988,785         --          9,988,785         9,988,785              --            9,988,785
Caixa Geral Dep
London
10/26/09                 0.57       5,000,000         --          5,000,000         5,000,000              --            5,000,000
Calyon London
11/19/09                 0.35       9,991,064         --          9,991,064         9,991,064              --            9,991,064
Credit Indusrial et
Comm London
10/07/09                 0.37       5,000,000         --          5,000,000         5,000,000              --            5,000,000
10/13/09                 0.52      10,985,402         --         10,985,402        10,985,402              --           10,985,402
11/27/09                 0.39       3,000,038         --          3,000,038         3,000,038              --            3,000,038
12/10/09                 0.39       4,000,050         --          4,000,050         4,000,050              --            4,000,050
Danske Bank
Coppenhagen
11/24/09                 0.32      10,000,000         --         10,000,000        10,000,000              --           10,000,000
ING Bank Lond
10/13/09                 0.50      12,000,000         --         12,000,000        12,000,000              --           12,000,000
Jyske
12/10/09                 0.44       9,988,890         --          9,988,890         9,988,890              --            9,988,890
KBC Brussels
10/22/09                 0.40      15,000,000         --         15,000,000        15,000,000              --           15,000,000
Mizuho London
10/29/09                 0.49       4,500,000         --          4,500,000         4,500,000              --            4,500,000
Monte de Paschi
10/14/09                 0.40      10,000,166         --         10,000,166        10,000,166              --           10,000,166
Nederlandse
Waterschapsbank
10/20/09                 0.40       5,993,873         --          5,993,873         5,993,873              --            5,993,873

 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (CONTINUED)

                                   PRINCIPAL      PRINCIPAL      PRINCIPAL
ISSUER               COUPON RATE     AMOUNT         AMOUNT         AMOUNT         VALUE(a)         VALUE(a)            VALUE(a)

                                                                RIVERSOURCE                                           RIVERSOURCE
                                                                  MID CAP                                               MID CAP
                                  RIVERSOURCE    RIVERSOURCE     VALUE FUND      RIVERSOURCE     RIVERSOURCE          VALUE FUND
                                    MID CAP    PARTNERS SELECT   PRO FORMA         MID CAP     PARTNERS SELECT         PRO FORMA
                                   VALUE FUND     VALUE FUND      COMBINED       VALUE FUND       VALUE FUND           COMBINED
CERTIFICATES OF DEPOSIT (CONT.)
Norinchukin Bank NY
11/20/09                 0.41%    $15,000,000        $--        $15,000,000    $   15,000,000    $         --       $   15,000,000
NyKredit
12/18/09                 0.53      10,000,000         --         10,000,000        10,000,000              --           10,000,000
Raiffeisen
Zentralbank Oest
Vienna
10/05/09                 0.29      20,000,000         --         20,000,000        20,000,000              --           20,000,000
San Paolo Imi
Ireland
10/07/09                 0.40       7,992,008         --          7,992,008         7,992,008              --            7,992,008
Sumitomo Mitsui
Banking Corp
Brussels
11/19/09                 0.44      20,000,000         --         20,000,000        20,000,000              --           20,000,000
Ulster Bank Ireland
10/15/09                 0.47      13,000,000         --         13,000,000        13,000,000              --           13,000,000
                                                                               ---------------------------------------------------
Total                                                                             299,436,117              --          299,436,117
                                                                               ---------------------------------------------------
COMMERCIAL PAPER (1.1%)
Citigroup Funding
10/05/09                 0.40      14,997,167         --         14,997,167        14,997,167              --           14,997,167
Natixis Commercial
Paper
10/08/09                 0.29       9,997,583         --          9,997,583         9,997,583              --            9,997,583
                                                                               ---------------------------------------------------
Total                                                                              24,994,750              --           24,994,750
                                                                               ---------------------------------------------------
REPURCHASE
AGREEMENTS
(1.0%)(H)
Morgan Stanley
dated 09/30/09
matures 10/01/09
repurchase price
$12,000,075              0.23      12,000,000         --         12,000,000        12,000,000              --           12,000,000
RBS Securities
dated 09/30/09
matures 10/01/09
repurchase price
$12,000,167              0.50      12,000,000         --         12,000,000        12,000,000              --           12,000,000
                                                                               ---------------------------------------------------
Total                                                                              24,000,000              --           24,000,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost:
$605,909,886)                                                                  $  534,488,133    $ 71,421,753       $  605,909,886
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
IN SECURITIES
(Cost:
$2,978,399,626)(i)                                                             $2,585,020,742    $365,075,721       $2,950,096,463
----------------------------------------------------------------------------------------------------------------------------------



 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS

(a) Securities are valued by policies described in Note 1 to the financial statements in the annual report.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 16.2% of net assets.

(d) At Sept. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements in the annual report.

(e) Identifies issues considered to be illiquid as to their marketability (see
    Note 2 to the financial statements in the annual report). The aggregate value of such securities at Sept. 30, 2009 was $47,226,353, representing 2.0% of net assets. Information concerning such security holdings at Sept. 30, 2009, is as follows:

                                                                       ACQUISITION
SECURITY                                                                  DATES          COST
Goldman Sachs Group
--% Absolute Trigger Mandatory Exchangeable Nts 2009                     05/18/09    $42,250,000
------------------------------------------------------------------------------------------------



(f) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(g) Affiliated Money Market Fund -- See Note 6 and/or 7 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(h) These repurchase agreements represent securities received as collateral. The collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

(i) At Sept. 30, 2009, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                                 RIVERSOURCE
                                                                                                   MID CAP
                                                              RIVERSOURCE      RIVERSOURCE       VALUE FUND
                                                                MID CAP      PARTNERS SELECT      PRO FORMA
                                                              VALUE FUND        VALUE FUND        COMBINED
Cost of securities for federal income tax purposes:         $2,651,115,000     $327,285,000    $2,978,400,000
Unrealized appreciation                                     $  177,049,000     $ 47,550,000    $  224,599,000
Unrealized depreciation                                       (243,144,000)      (9,758,000)     (252,902,000)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation/depreciation                    $  (66,095,000)    $ 37,792,000    $  (28,303,000)
-------------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

June 30, 2009

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending June 30, 2009. These statements have been derived from financial statements prepared for the Seligman Smaller-Cap Value Fund and the RiverSource Partners Small Cap Equity Fund as of June 30, 2009. Seligman Smaller-Cap Value Fund invests primarily in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund. RiverSource Partners Small Cap Equity Fund invests primarily in equity securities issued by small companies.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Partners Small Cap Equity Fund would be exchanged for share classes of Seligman Smaller-Cap Value Fund.

                    SELLING FUND                                      BUYING FUND
------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity Fund Class A     Seligman Smaller-Cap Value Fund Class A
------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity Fund Class B     Seligman Smaller-Cap Value Fund Class B
------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity Fund Class C     Seligman Smaller-Cap Value Fund Class C
------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity Fund Class I     Seligman Smaller-Cap Value Fund Class I*
------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity Fund Class R4    Seligman Smaller-Cap Value Fund Class R4*
------------------------------------------------------------------------------------------------



* The inception date for the Seligman Smaller-Cap Value Fund Class I and Class R4 shares was Aug. 3, 2009.

Note: Seligman Smaller-Cap Value Fund also offers Class R2, Class R3 and Class R5 shares. The inception date for the Class R3 shares was Aug. 3, 2009.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Smaller-Cap Value Fund, as if the transaction had occurred at the beginning of the fiscal year ending June 30, 2009.

SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                             SELIGMAN      SELIGMAN
                                                                                            SMALLER-CAP   SMALLER-CAP
                                                        SELIGMAN     RIVERSOURCE PARTNERS   VALUE FUND    VALUE FUND
                                                        SMALLER-       SMALL CAP EQUITY      PRO FORMA     PRO FORMA
JUNE 30, 2009 (UNAUDITED)                            CAP VALUE FUND          FUND           ADJUSTMENTS    COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                              $123,474,519       $133,644,318      $         --  $257,118,837
    Affiliated money market fund                                --          2,289,929                --     2,289,929
    Investments of cash collateral received for
          securities on loan                                    --         27,827,706                --    27,827,706
                                                     ----------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers*                              120,331,814        118,857,142                --   239,188,956
    Affiliated money market fund                                --          2,289,929                --     2,289,929
    Investments of cash collateral received for
          securities on loan                                    --         27,827,706                --    27,827,706
Capital shares receivable                                  329,811             33,654                --       363,465
Dividends and accrued interest receivable                   15,800             87,717                --       103,517
Receivable for investment securities sold                  739,823            698,517                --     1,438,340
Other assets                                                23,704                 --                --        23,704
---------------------------------------------------------------------------------------------------------------------
Total assets                                           121,440,952        149,794,665                --   271,235,617
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Disbursements in excess of cash                            568,472                  4                --       568,476
Capital shares payable                                     502,160            129,164                --       631,324
Payable for investment securities purchased                230,866            211,875                --       442,741
Payable upon return of securities loaned                        --         27,827,706                --    27,827,706
Accrued investment management services fees                  3,089              3,243                --         6,332
Accrued distribution fees                                   50,880             50,536                --       101,416
Accrued transfer agency fees                               144,143              1,262                --       145,405
Accrued administrative services fees                           264                267                --           531
Accrued plan administration services fees                    1,062                898                --         1,960
Other accrued expenses                                      44,663             92,391                --       137,054
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1,545,599         28,317,346                --    29,862,945
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $119,895,353       $121,477,319      $         --  $241,372,672
---------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.001 par value for Seligman
    Smaller-Cap Value Fund and $.01 par value for
    RiverSource Partners Small Cap Equity Fund
    (Note 3)                                          $     12,546       $    352,923      $   (340,614) $     24,855
Additional paid-in capital (Note 3)                    141,997,351        205,083,148           340,614   347,421,113
Undistributed (excess of distributions over) net
  investment income                                     (1,226,254)             8,701                --    (1,217,553)
Accumulated net realized gain (loss)                   (17,745,585)       (69,180,277)               --   (86,925,862)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                    (3,142,705)       (14,787,176)               --   (17,929,881)
---------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $119,895,353       $121,477,319      $         --  $241,372,672
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                  Class A                  $ 65,912,717       $106,385,159      $         --  $172,297,876
                            Class B                   $  7,188,902       $ 11,616,275      $         --  $ 18,805,177
                            Class C                   $ 36,531,924       $  1,296,809      $         --  $ 37,828,733
                            Class I                   $         --       $      6,075      $         --  $      6,075
                            Class R2                  $  8,649,950       $         --      $         --  $  8,649,950
                            Class R4                  $         --       $  2,173,001      $         --  $  2,173,001
                            Class R5                  $  1,611,860       $         --      $         --  $  1,611,860
Shares outstanding
    (Note 3):               Class A shares               6,596,049         30,676,768       (20,027,603)   17,245,214
                            Class B shares                 809,134          3,596,015        (2,287,876)    2,117,273
                            Class C shares               4,107,275            401,883          (256,010)    4,253,148
                            Class I shares                      --              1,724            (1,149)          575
                            Class R2 shares                881,036                 --                --       881,036
                            Class R4 shares                     --            615,888          (410,306)      205,582
                            Class R5 shares                152,484                 --                --       152,484
Net asset value per share of outstanding capital
    stock:                  Class A                   $       9.99       $       3.47                    $       9.99
                            Class B                   $       8.88       $       3.23                    $       8.88
                            Class C                   $       8.89       $       3.23                    $       8.89
                            Class I                   $         --       $       3.52                    $      10.57
                            Class R2                  $       9.82       $         --                    $       9.82
                            Class R4                  $         --       $       3.53                    $      10.57
                            Class R5                  $      10.57       $         --                    $      10.57
---------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value              $         --       $ 26,985,433      $         --  $ 26,985,433
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                         SELIGMAN            SELIGMAN
                                                SELIGMAN           RIVERSOURCE      SMALLER-CAP VALUE   SMALLER-CAP VALUE
                                           SMALLER-CAP VALUE   PARTNERS SMALL CAP     FUND PRO FORMA      FUND PRO FORMA
YEAR ENDED JUNE 30, 2009 (UNAUDITED)              FUND             EQUITY FUND         ADJUSTMENTS           COMBINED
 INVESTMENT INCOME
Income:
Dividends                                     $    890,410        $  1,722,979         $        --        $   2,613,389
Interest                                             2,278               1,248                  --                3,526
Income distributions from affiliated
  money market fund                                     --             114,357                  --              114,357
Fee income from securities lending -- net               --             113,652                  --              113,652
  Less foreign taxes withheld                           --                (788)                 --                 (788)
-------------------------------------------------------------------------------------------------------------------------
Total income                                       892,688           1,951,448                  --            2,844,136
-------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note
    2)                                           1,403,838           1,303,723             (62,466)(a)        2,645,095
Distribution fees
     Class A                                       182,123             310,254                  --              492,377
     Class B                                        99,053             142,426                  --              241,479
     Class C                                       405,726              14,111                  --              419,837
     Class R2                                       42,440                  --                  --               42,440
Transfer agency fees (Note 2)
     Class A                                       546,227             444,673            (208,677)(b)          782,223
     Class B                                        72,826              54,295             (25,365)(b)          101,756
     Class C                                       289,240               5,256            (114,056)(b)          180,440
     Class R2                                       62,656                  --             (58,323)(b)            4,333
     Class R4                                           --               1,110                  --                1,110
     Class R5                                       15,726                  --             (12,024)(b)            3,702
Administrative services fees (Note 2)                1,884             113,586             110,848(c)           226,318
Plan administration services fees (Note
  2)
     Class R2                                        1,062                  --              20,604(d)            21,666
     Class R4                                           --               5,552                  --                5,552
Compensation of board members                        8,337               4,202                  --               12,539
Custodian fees                                      57,364              70,340                  --              127,704
Printing and postage                                41,905              63,632                  --              105,537
Registration fees (Note 2)                         106,446              43,092             (21,546)(e)          127,992
Professional fees (Note 2)                          37,485              27,169             (25,325)(f)           39,329
Other                                               34,624               7,015                  --               41,639
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                   3,408,962           2,610,436            (396,330)           5,623,068
  Expenses waived/reimbursed by
     RiverSource Investments, LLC (Note
     2)                                                 --            (648,698)           (707,829)(g)       (1,356,527)
  Earnings and bank fee credits on cash
     balances (Note 2)                                  --              (1,460)              1,460(h)                --
-------------------------------------------------------------------------------------------------------------------------
Total net expenses                               3,408,962           1,960,278          (1,102,699)           4,266,541
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (2,516,274)             (8,830)          1,102,699           (1,422,405)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on investments        (22,082,439)        (47,172,639)                 --          (69,255,078)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                        (27,462,640)        (17,045,777)                 --          (44,508,417)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and
  foreign currencies                           (49,545,079)        (64,218,416)                 --         (113,763,495)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(52,061,353)       $(64,227,246)        $ 1,102,699        $(115,185,900)
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to June 30, 2009)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending June 30, 2009. These statements have been derived from financial statements prepared for the Seligman Smaller-Cap Value Fund and the RiverSource Partners Small Cap Equity Fund as of June 30, 2009.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

Seligman Smaller-Cap Value Fund invests primarily in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

RiverSource Partners Small Cap Equity Fund invests primarily in equity securities issued by small companies.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Partners Small Cap Equity Fund in exchange for Class A, Class B, Class C, Class I and Class R4 shares of Seligman Smaller-Cap Value Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined Seligman Smaller-Cap Value Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Smaller-Cap Value Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fees due to the Reorganization.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each RiverSource Partners Small Cap Equity Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the reduction in registration fees due to the Reorganization.

(f) To reflect the reduction in audit fees due to the Reorganization.

(g) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (through Sept. 11, 2010) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

(h) To reflect the elimination of the earnings and bank fee credits on cash balances.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I and Class R4 shares of Seligman Smaller-Cap Value Fund at June 30, 2009, in connection with the Reorganization. The pro forma adjustments on the Statement of Assets and Liabilities reflect the net effect of the issuance of additional Seligman Smaller-Cap Value Fund shares. The following table reflects the number of Seligman Smaller-Cap Value Fund shares assumed to be issued to the shareholders of the RiverSource Partners Small Cap Equity Fund.

                                                      SHARES OF SELIGMAN
                                                      SMALLER-CAP VALUE
                                                        FUND ISSUED TO
                                                       SHAREHOLDERS OF      SELIGMAN SMALLER-CAP
                                                     RIVERSOURCE PARTNERS        VALUE FUND          TOTAL PRO FORMA
                                                    SMALL CAP EQUITY FUND    SHARES OUTSTANDING    SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
Class A                                                   10,649,165              6,596,049            17,245,214
---------------------------------------------------------------------------------------------------------------------
Class B                                                    1,308,139                809,134             2,117,273
---------------------------------------------------------------------------------------------------------------------
Class C                                                      145,873              4,107,275             4,253,148
---------------------------------------------------------------------------------------------------------------------
Class I*                                                         575                    N/A                   575
---------------------------------------------------------------------------------------------------------------------
Class R2                                                         N/A                881,036               881,036
---------------------------------------------------------------------------------------------------------------------
Class R4*                                                    205,582                    N/A               205,582
---------------------------------------------------------------------------------------------------------------------
Class R5                                                         N/A                152,484               152,484
---------------------------------------------------------------------------------------------------------------------



* The inception date for the Seligman Smaller-Cap Value Fund Class I and Class R4 shares was Aug. 3, 2009.

COMBINED PORTFOLIO OF INVESTMENTS
Seligman Smaller-Cap Value Fund

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to pro forma combined net assets)
INVESTMENTS IN SECURITIES


 COMMON STOCKS (98.9%)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
AEROSPACE & DEFENSE (3.1%)
American Science &
Engineering                 --          1,073         1,073       $         --   $     74,166      $     74,166
Applied Signal
Technology                  --          1,652         1,652                 --         42,143            42,143
Ceradyne                    --          3,131         3,131(b)              --         55,293            55,293
Cubic                  122,000          2,006       124,006          4,366,380         71,795         4,438,175
Curtiss-Wright              --         23,800(d)     23,800                 --        707,573           707,573
Esterline
Technologies                --          3,584         3,584(b)              --         97,019            97,019
HEICO                       --          7,700(d)      7,700                 --        279,202           279,202
HEICO Cl A                  --          5,900(d)      5,900                 --        172,634           172,634
Hexcel                      --         34,600(d)     34,600(b)              --        329,738           329,738
Moog Cl A                   --         34,249(d)     34,249(b)              --        883,966           883,966
Orbital Sciences            --          6,904(d)      6,904(b)              --        104,734           104,734
Teledyne
Technologies                --          3,817         3,817(b)              --        125,007           125,007
TransDigm Group             --          2,259(d)      2,259(b)              --         81,776            81,776
Triumph Group               --          2,063         2,063                 --         82,520            82,520
                                                                  ------------------------------------------------
Total                                                                4,366,380      3,107,566         7,473,946
                                                                  ------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
Hub Group Cl A              --          4,108         4,108(b)              --         84,789            84,789
UTI Worldwide               --         31,200        31,200(b,c)            --        355,680           355,680
                                                                  ------------------------------------------------
Total                                                                       --        440,469           440,469
                                                                  ------------------------------------------------

AIRLINES (2.6%)
Continental
Airlines Cl B          280,000             --       280,000(b)       2,480,800             --         2,480,800
Delta Air Lines        625,000             --       625,000(b)       3,618,750             --         3,618,750
SkyWest                     --          6,102         6,102                 --         62,240            62,240
                                                                  ------------------------------------------------
Total                                                                6,099,550         62,240         6,161,790
                                                                  ------------------------------------------------
AUTO COMPONENTS (0.1%)
Autoliv                     --            528(d)        528(c)              --         15,191            15,191
HAWK Cl A                   --          6,126         6,126(b)              --         84,845            84,845
Superior Inds Intl          --          2,271         2,271                 --         32,021            32,021
TRW Automotive
Holdings                    --          3,471(d)      3,471(b)              --         39,222            39,222
WABCO Holdings              --          2,123         2,123                 --         37,577            37,577
                                                                  ------------------------------------------------
Total                                                                       --        208,856           208,856
                                                                  ------------------------------------------------

BEVERAGES (1.4%)
Central European
Distribution           100,000             --       100,000(b)       2,657,000             --         2,657,000
Hansen Natural              --         24,600(d)     24,600(b)              --        758,172           758,172
                                                                  ------------------------------------------------
Total                                                                2,657,000        758,172         3,415,172
                                                                  ------------------------------------------------



BIOTECHNOLOGY (0.5%)
Alkermes                    --            500           500(b)              --          5,410             5,410
Cubist
Pharmaceuticals             --         34,919        34,919(b)              --        640,065           640,065
Emergent
BioSolutions                --          1,796(d)      1,796(b)              --         25,737            25,737
Enzon
Pharmaceuticals             --          3,740(d)      3,740(b)              --         29,434            29,434
Martek Biosciences          --         21,509        21,509                 --        454,915           454,915
                                                                  ------------------------------------------------
Total                                                                       --      1,155,561         1,155,561
                                                                  ------------------------------------------------


BUILDING PRODUCTS (0.1%)
Apogee Enterprises          --          3,466(d)      3,466                 --         42,632            42,632
Gibraltar Inds              --          5,714(d)      5,714                 --         39,255            39,255
Lennox Intl                 --          1,601         1,601                 --         51,408            51,408

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
BUILDING PRODUCTS (CONT.)
NCI Building
Systems                     --          2,600(d)      2,600(b)    $         --   $      6,864      $      6,864
Simpson Mfg                 --          4,590(d)      4,590                 --         99,236            99,236
                                                                  ------------------------------------------------
Total                                                                       --        239,395           239,395
                                                                  ------------------------------------------------


CAPITAL MARKETS (1.0%)
Calamos Asset
Management Cl A             --         13,925(d)     13,925                 --        196,482           196,482
Eaton Vance                 --          7,100         7,100                 --        189,925           189,925
Evercore Partners
Cl A                        --          6,300(d)      6,300                 --        123,732           123,732
Gladstone Capital           --         24,900        24,900                 --        187,497           187,497
Investment
Technology Group            --          5,506         5,506(b)              --        112,267           112,267
Knight Capital
Group Cl A                  --          4,123         4,123(b)              --         70,297            70,297
LaBranche & Co              --          1,276         1,276(b)              --          5,487             5,487
optionsXpress
Holdings                    --         76,306        76,306                 --      1,185,032         1,185,032
Stifel Financial            --            770(d)        770(b)              --         37,029            37,029
SWS Group                   --          3,475         3,475                 --         48,546            48,546
TD Ameritrade
Holding                     --            251           251(b)              --          4,398             4,398
TradeStation Group          --         11,287        11,287(b)              --         95,488            95,488
Waddell & Reed
Financial Cl A              --          7,300(d)      7,300                 --        192,501           192,501
                                                                  ------------------------------------------------
Total                                                                       --      2,448,681         2,448,681
                                                                  ------------------------------------------------


CHEMICALS (1.4%)
Airgas                      --          5,200         5,200                 --        210,756           210,756
Albemarle                   --         20,100(d)     20,100                 --        513,957           513,957
CF Inds Holdings            --          1,195         1,195                 --         88,597            88,597
Innophos Holdings           --          1,810         1,810                 --         30,571            30,571
Koppers Holdings            --          9,852         9,852                 --        259,797           259,797
Minerals
Technologies            40,000            314        40,314          1,440,800         11,310         1,452,110
OM Group                    --          3,449(d)      3,449(b)              --        100,090           100,090
Schulman A                  --          3,329         3,329                 --         50,301            50,301
Scotts Miracle-Gro
Cl A                        --         17,057        17,057                 --        597,849           597,849
Solutia                     --         13,613        13,613(b)              --         78,411            78,411
                                                                  ------------------------------------------------
Total                                                                1,440,800      1,941,639         3,382,439
                                                                  ------------------------------------------------


COMMERCIAL BANKS (1.0%)
Bank of Hawaii              --          3,250         3,250                 --        116,448           116,448
Bank of the Ozarks          --         29,700(d)     29,700                 --        642,410           642,410
Central Pacific
Financial                   --          3,988(d)      3,988                 --         14,955            14,955
City Natl                   --          1,140(d)      1,140                 --         41,986            41,986
Commerce Bancshares         --          3,382(d)      3,382                 --        107,649           107,649
Community Bank
System                      --          4,092(d)      4,092                 --         59,580            59,580
CVB Financial               --          5,907(d)      5,907                 --         35,265            35,265
First Merit                 --          2,349(d)      2,349                 --         39,886            39,886
Glacier Bancorp             --          7,555(d)      7,555                 --        111,587           111,587
NBT Bancorp                 --          4,511(d)      4,511                 --         97,934            97,934
PacWest Bancorp             --          1,299         1,299                 --         17,095            17,095
Prosperity
Bancshares                  --         15,594(d)     15,594                 --        465,169           465,169
Signature Bank              --          3,739         3,739(b)              --        101,402           101,402
Sterling Bancshares         --          9,062(d)      9,062                 --         57,362            57,362
SVB Financial Group         --          4,231(d)      4,231(b)              --        115,168           115,168
TCF Financial               --          2,977(d)      2,977                 --         39,802            39,802
Tompkins Financial          --            704(d)        704                 --         33,757            33,757
Trustmark                   --          1,903         1,903                 --         36,766            36,766
UMB Financial               --          4,832(d)      4,832                 --        183,664           183,664
United Bankshares           --          2,042(d)      2,042                 --         39,901            39,901
Valley Natl Bancorp         --          6,676(d)      6,676                 --         78,109            78,109

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
COMMERCIAL BANKS (CONT.)
Westamerica
Bancorporation              --            877           877       $         --   $     43,508      $     43,508
Wilshire Bancorp            --          2,268         2,268                 --         13,041            13,041
                                                                  ------------------------------------------------
Total                                                                       --      2,492,444         2,492,444
                                                                  ------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.3%)
ABM Inds                    --          5,464(d)      5,464                 --         98,734            98,734
ATC Technology              --          2,683         2,683(b)              --         38,904            38,904
Brink's                 75,000             --        75,000          2,177,250             --         2,177,250
Clean Harbors               --          6,250         6,250(b)              --        337,438           337,438
Knoll                       --         18,835(d)     18,835                 --        142,769           142,769
Mobile Mini                 --         28,000(d)     28,000(b)              --        410,760           410,760
PRG-Schultz Intl            --          3,974         3,974(b)              --         10,730            10,730
Sykes Enterprises           --         58,100        58,100(b)              --      1,051,029         1,051,029
Tetra Tech                  --          6,373         6,373(b)              --        182,586           182,586
Waste Connections      120,000         17,800(d)    137,800(b)       3,109,200        461,198         3,570,398
                                                                  ------------------------------------------------
Total                                                                5,286,450      2,734,148         8,020,598
                                                                  ------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.6%)
ADTRAN                      --         24,600(d)     24,600                 --        528,162           528,162
ARRIS Group                 --         17,391        17,391(b)              --        211,475           211,475
Avocent                     --          3,013(d)      3,013(b)              --         42,061            42,061
Blue Coat Systems           --         13,039(d)     13,039(b)              --        215,665           215,665
Ciena                       --         12,100(d)     12,100(b)              --        125,235           125,235
CommScope                   --         28,900        28,900(b)              --        758,914           758,914
Comtech
Telecommunications          --          3,153         3,153(b)              --        100,518           100,518
F5 Networks            145,000         11,100       156,100(b)       5,015,550        383,949         5,399,499
Harmonic                    --         12,144(d)     12,144(b)              --         71,528            71,528
InterDigital                --          2,809         2,809(b)              --         68,652            68,652
NETGEAR                     --         38,100        38,100(b)              --        549,021           549,021
ORBCOMM                     --         63,300(d)     63,300(b)              --        111,408           111,408
PC-Tel                      --          1,932(d)      1,932(b)              --         10,336            10,336
Riverbed Technology         --         16,711(d)     16,711(b)              --        387,528           387,528
Sierra Wireless             --          4,750         4,750(b,c)            --         27,170            27,170
Symmetricom                 --          5,342(d)      5,342(b)              --         30,823            30,823
Tekelec                     --          6,971(d)      6,971(b)              --        117,322           117,322
Tollgrade
Communications              --            637           637(b)              --          3,338             3,338
                                                                  ------------------------------------------------
Total                                                                5,015,550      3,743,105         8,758,655
                                                                  ------------------------------------------------


COMPUTERS & PERIPHERALS (0.3%)
Adaptec                     --         10,275        10,275(b)              --         27,229            27,229
Hutchinson
Technology                  --          2,374(d)      2,374(b)              --          4,629             4,629
Lexmark Intl Cl A           --          3,776         3,776(b)              --         59,850            59,850
Novatel Wireless            --          4,727         4,727(b)              --         42,638            42,638
Seagate Technology          --          3,516         3,516(c)              --         36,777            36,777
Stratasys                   --         19,400        19,400(b)              --        213,206           213,206
Synaptics                   --          6,844(d)      6,844(b)              --        264,520           264,520
                                                                  ------------------------------------------------
Total                                                                       --        648,849           648,849
                                                                  ------------------------------------------------


CONSTRUCTION & ENGINEERING (1.6%)
Chicago Bridge &
Iron                        --         10,700        10,700(c)              --        132,680           132,680
Comfort Systems USA         --          4,783         4,783                 --         49,026            49,026
EMCOR Group                 --         16,816        16,816(b)              --        338,338           338,338
Furmanite                   --          1,594         1,594(b)              --          7,109             7,109
Insituform
Technologies Cl A           --          4,328         4,328(b)              --         73,446            73,446

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
CONSTRUCTION & ENGINEERING (CONT.)
Michael Baker               --          3,061         3,061(b)    $         --   $    129,664      $    129,664
Shaw Group             110,000             --       110,000(b)       3,015,100             --         3,015,100
                                                                  ------------------------------------------------
Total                                                                3,015,100        730,263         3,745,363
                                                                  ------------------------------------------------

CONSUMER FINANCE (0.1%)
Cash America Intl           --          3,613         3,613                 --         84,509            84,509
First Cash
Financial Services          --          3,216(d)      3,216(b)              --         56,344            56,344
World Acceptance            --          2,121(d)      2,121(b)              --         42,229            42,229
                                                                  ------------------------------------------------
Total                                                                       --        183,082           183,082
                                                                  ------------------------------------------------


CONTAINERS & PACKAGING (1.8%)
Crown Holdings              --            499           499(b)              --         12,046            12,046
Owens-Illinois         125,000             --       125,000(b)       3,501,250             --         3,501,250
Rock-Tenn Cl A              --         12,929        12,929                 --        493,370           493,370
Silgan Holdings             --          2,497         2,497                 --        122,428           122,428
Sonoco Products             --         13,800        13,800                 --        330,510           330,510
                                                                  ------------------------------------------------
Total                                                                3,501,250        958,354         4,459,604
                                                                  ------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.3%)
Capella Education           --          2,527(d)      2,527(b)              --        151,494           151,494
Hillenbrand                 --          7,434         7,434                 --        123,702           123,702
Lincoln Educational
Services                    --         16,900(d)     16,900(b)              --        353,716           353,716
Pre-Paid Legal
Services                    --            971           971(b)              --         42,326            42,326
Sotheby's              180,000             --       180,000          2,539,800             --         2,539,800
Universal Technical
Institute                   --          2,262(d)      2,262(b)              --         33,772            33,772
                                                                  ------------------------------------------------
Total                                                                2,539,800        705,010         3,244,810
                                                                  ------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Financial Federal           --          3,107(d)      3,107                 --         63,849            63,849
Interactive Brokers
Group Cl A                  --          5,080         5,080(b)              --         78,892            78,892
                                                                  ------------------------------------------------
Total                                                                       --        142,741           142,741
                                                                  ------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
CenturyTel                  --          4,843(d)      4,843                 --        148,680           148,680
Consolidated
Communications
Holdings                    --         29,100        29,100                 --        340,761           340,761
Iowa
Telecommunications
Services                    --         10,500(d)     10,500                 --        131,355           131,355
Neutral Tandem              --          2,090         2,090(b)              --         61,697            61,697
NTELOS Holdings             --         36,700        36,700                 --        676,014           676,014
tw telecom                  --         49,800(d)     49,800(b)              --        511,446           511,446
                                                                  ------------------------------------------------
Total                                                                       --      1,869,953         1,869,953
                                                                  ------------------------------------------------


ELECTRIC UTILITIES (0.4%)
Central Vermont
Public Service              --          1,111         1,111                 --         20,109            20,109
Cleco                       --         34,813(d)     34,813                 --        780,507           780,507
Maine & Maritimes           --            537           537                 --         18,661            18,661
Unisource Energy            --          4,465         4,465                 --        118,501           118,501
                                                                  ------------------------------------------------
Total                                                                       --        937,778           937,778
                                                                  ------------------------------------------------


ELECTRICAL EQUIPMENT (4.7%)
Acuity Brands               --          5,078(d)      5,078                 --        142,438           142,438
AO Smith                    --         16,261        16,261                 --        529,621           529,621
Belden                 130,000         28,100       158,100          2,171,000        469,270         2,640,270
Brady Cl A                  --          7,751(d)      7,751                 --        194,705           194,705
EnerSys                180,000             --       180,000(b)       3,274,200             --         3,274,200
GrafTech Intl               --         21,648(d)     21,648(b)              --        244,839           244,839
Hubbell Cl B                --          2,706         2,706                 --         86,754            86,754
Regal-Beloit                --         16,400(d)     16,400                 --        651,408           651,408

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
ELECTRIC EQUIPMENT (CONT.)
SunPower Cl B           45,000             --        45,000(b)    $  1,077,750   $         --      $  1,077,750
Thomas & Betts          80,000          9,211        89,211(b)       2,308,800        265,829         2,574,629
                                                                  ------------------------------------------------
Total                                                                8,831,750      2,584,864        11,416,614
                                                                  ------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.5%)
Anixter Intl                --         16,800(d)     16,800(b)              --        631,512           631,512
Benchmark
Electronics                 --          8,488         8,488(b)              --        122,227           122,227
Brightpoint                 --          6,577(d)      6,577(b)              --         41,238            41,238
Celestica                   --         41,252        41,252(b,c)            --        281,339           281,339
Cognex                      --          4,257         4,257                 --         60,151            60,151
CTS                         --          3,855         3,855                 --         25,250            25,250
Dolby Laboratories
Cl A                        --          2,196(d)      2,196(b)              --         81,867            81,867
Electro Scientific
Inds                        --          4,316(d)      4,316(b)              --         48,253            48,253
FARO Technologies           --         27,300        27,300(b)              --        423,969           423,969
Gerber Scientific           --          3,210         3,210(b)              --          8,025             8,025
Insight Enterprises         --          4,053         4,053(b)              --         39,152            39,152
Itron                       --          1,806         1,806(b)              --         99,456            99,456
Keithley
Instruments                 --          1,705         1,705                 --          6,820             6,820
LoJack                      --          1,169         1,169(b)              --          4,898             4,898
Mercury Computer
Systems                     --          2,073         2,073(b)              --         19,175            19,175
Methode Electronics         --         29,246        29,246                 --        205,307           205,307
Newport                     --          4,586(d)      4,586(b)              --         26,553            26,553
Plexus                      --         18,400        18,400(b)              --        376,464           376,464
RadiSys                     --          2,671         2,671(b)              --         24,066            24,066
ScanSource                  --         41,800(d)     41,800(b)              --      1,024,936         1,024,936
SYNNEX                      --          2,332(d)      2,332(b)              --         58,277            58,277
TTM Technologies            --          4,878         4,878(b)              --         38,829            38,829
                                                                  ------------------------------------------------
Total                                                                       --      3,647,764         3,647,764
                                                                  ------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
Atwood Oceanics             --          4,556(d)      4,556(b)              --        113,490           113,490
Basic Energy
Services                    --         13,312        13,312(b)              --         90,921            90,921
CARBO Ceramics              --         12,675(d)     12,675                 --        433,485           433,485
Complete Production
Services                    --         16,700        16,700(b)              --        106,212           106,212
Dril-Quip                   --         14,744(d)     14,744(b)              --        561,746           561,746
ENGlobal                    --          1,360         1,360(b)              --          6,691             6,691
Exterran Holdings      100,000             --       100,000(b)       1,604,000             --         1,604,000
Lufkin Inds                 --            605           605                 --         25,440            25,440
Matrix Service              --          3,124         3,124(b)              --         35,864            35,864
Oil States Intl             --         12,157        12,157(b)              --        294,321           294,321
Pride Intl                  --         14,100        14,100(b)              --        353,346           353,346
T-3 Energy Services         --          1,560         1,560(b)              --         18,580            18,580
TETRA Technologies     300,000             --       300,000(b)       2,388,000             --         2,388,000
Unit                        --          5,661         5,661(b)              --        156,074           156,074
                                                                  ------------------------------------------------
Total                                                                3,992,000      2,196,170         6,188,170
                                                                  ------------------------------------------------


FOOD & STAPLES RETAILING (0.7%)
Nash Finch                  --          1,759(d)      1,759                 --         47,599            47,599
Ruddick                     --         13,100(d)     13,100                 --        306,933           306,933
Spartan Stores              --          3,026         3,026                 --         37,553            37,553
United Natural
Foods                       --         46,010(d)     46,010(b)              --      1,207,762         1,207,762
                                                                  ------------------------------------------------
Total                                                                       --      1,599,847         1,599,847
                                                                  ------------------------------------------------

FOOD PRODUCTS (2.4%)
B&G Foods Cl A              --         27,600        27,600                 --        232,116           232,116
Cosan Cl A                  --         28,100(d)     28,100(b,c)            --        145,558           145,558
Darling Intl                --         64,268        64,268(b)              --        424,169           424,169

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
FOOD PRODUCTS (CONT.)
Diamond Foods               --          2,041         2,041       $         --   $     56,944      $     56,944
Green Mountain
Coffee Roasters             --          2,806(d)      2,806(b)              --        165,861           165,861
J&J Snack Foods             --         18,688        18,688                 --        670,899           670,899
Lancaster Colony            --          1,676         1,676                 --         73,861            73,861
Overhill Farms              --          9,873         9,873(b)              --         52,031            52,031
Sanderson Farms             --          1,883         1,883                 --         84,735            84,735
Smithfield Foods       235,000             --       235,000(b)       3,282,950             --         3,282,950
TreeHouse Foods             --         23,162(d)     23,162(b)              --        666,371           666,371
ZHONGPIN INC                --          1,943(d)      1,943                 --         20,129            20,129
                                                                  ------------------------------------------------
Total                                                                3,282,950      2,592,674         5,875,624
                                                                  ------------------------------------------------

GAS UTILITIES (0.4%)
Atmos Energy                --          9,836         9,836                 --        246,294           246,294
Laclede Group               --          4,711         4,711                 --        156,075           156,075
New Jersey
Resources                   --          5,136         5,136                 --        190,237           190,237
Northwest Natural
Gas                         --          1,131(d)      1,131                 --         50,126            50,126
South Jersey Inds           --          3,040         3,040                 --        106,066           106,066
Southwest Gas               --          1,643         1,643                 --         36,491            36,491
UGI                         --          8,304         8,304                 --        211,669           211,669
                                                                  ------------------------------------------------
Total                                                                       --        996,958           996,958
                                                                  ------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Abaxis                      --          8,000(d)      8,000(b)              --        164,320           164,320
American Medical
Systems Holdings            --          9,997         9,997(b)              --        157,953           157,953
Analogic                22,900             --        22,900            846,155             --           846,155
Conmed                      --          4,702(d)      4,702(b)              --         72,975            72,975
Cooper Companies            --         30,880(d)     30,880                 --        763,662           763,662
Cyberonics                  --          4,161         4,161(b)              --         69,197            69,197
Edwards
Lifesciences                --            488           488(b)              --         33,199            33,199
Greatbatch                  --          7,964(d)      7,964(b)              --        180,066           180,066
Haemonetics                 --          2,466         2,466(b)              --        140,562           140,562
ICU Medical                 --          1,604         1,604(b)              --         66,005            66,005
IDEXX Laboratories          --          4,900(d)      4,900(b)              --        226,380           226,380
Immucor                     --         45,200        45,200(b)              --        621,952           621,952
Integra
LifeSciences
Holdings                    --         26,100(d)     26,100(b)              --        691,911           691,911
Invacare                    --         11,973(d)     11,973                 --        211,323           211,323
Kensey Nash                 --          3,415         3,415(b)              --         89,507            89,507
Natus Medical               --         12,100(d)     12,100(b)              --        139,634           139,634
STERIS                      --          1,078(d)      1,078                 --         28,114            28,114
Symmetry Medical            --         63,200        63,200(b)              --        589,024           589,024
Thoratec                    --          3,324(d)      3,324(b)              --         89,017            89,017
                                                                  ------------------------------------------------
Total                                                                  846,155      4,334,801         5,180,956
                                                                  ------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.7%)
Air Methods                 --         17,500(d)     17,500(b)              --        478,800           478,800
Amedisys                    --         24,600(d)     24,600(b)              --        812,292           812,292
AMERIGROUP                  --         21,311        21,311(b)              --        572,200           572,200
AmSurg                      --          1,041(d)      1,041(b)              --         22,319            22,319
Catalyst Health
Solutions                   --         37,005(d)     37,005(b)              --        922,905           922,905
Centene                     --         30,780        30,780(b)              --        614,984           614,984
Emergency Medical
Services Cl A               --          3,609         3,609(b)              --        132,883           132,883
Gentiva Health
Services                    --          3,349         3,349(b)              --         55,125            55,125
HealthSpring                --          6,293         6,293(b)              --         68,342            68,342
HMS Holdings                --          2,732(d)      2,732(b)              --        111,247           111,247
LHC Group                   --          4,021         4,021(b)              --         89,306            89,306
LifePoint Hospitals         --         23,200(d)     23,200(b)              --        609,000           609,000

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Magellan Health
Services                    --          3,970         3,970(b)    $         --   $    130,295      $    130,295
Molina Healthcare           --          1,817(d)      1,817(b)              --         43,463            43,463
MWI Veterinary
Supply                      --         12,650(d)     12,650(b)              --        440,979           440,979
NightHawk Radiology
Holdings                    --          1,495         1,495(b)              --          5,532             5,532
PharMerica                  --          4,005(d)      4,005(b)              --         78,618            78,618
PSS World Medical           --         69,282(d)     69,282(b)              --      1,282,411         1,282,411
Psychiatric
Solutions                   --         39,700(d)     39,700(b)              --        902,778           902,778
RehabCare Group             --          2,073         2,073(b)              --         49,607            49,607
VCA Antech                  --         31,300        31,300(b)              --        835,710           835,710
WellCare Health
Plans                  170,034             --       170,034(b)       3,143,929             --         3,143,929
                                                                  ------------------------------------------------
Total                                                                3,143,929      8,258,796        11,402,725
                                                                  ------------------------------------------------

HEALTH CARE TECHNOLOGY (1.6%)
Eclipsys               190,000             --       190,000(b)       3,378,200             --         3,378,200
Phase Forward               --         27,500(d)     27,500(b)              --        415,525           415,525
                                                                  ------------------------------------------------
Total                                                                3,378,200        415,525         3,793,725
                                                                  ------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.9%)
AFC Enterprises             --         12,581        12,581(b)              --         84,922            84,922
Bally Technologies          --          4,166(d)      4,166(b)              --        124,647           124,647
CEC Entertainment           --          9,633         9,633(b)              --        283,981           283,981
Cheesecake Factory          --         18,200(d)     18,200(b)              --        314,860           314,860
Chipotle Mexican
Grill Cl B                  --          4,000         4,000(b)              --        279,160           279,160
Choice Hotels Intl          --          5,287(d)      5,287                 --        140,687           140,687
Cracker Barrel Old
Country Store               --          2,758(d)      2,758                 --         76,948            76,948
Einstein Noah
Restaurant Group            --            968           968(b)              --          8,373             8,373
Isle of Capri
Casinos                     --          1,370         1,370(b)              --         18,248            18,248
Panera Bread Cl A           --          3,359(d)      3,359(b)              --        167,480           167,480
Penn Natl Gaming       120,000             --       120,000(b)       3,493,200             --         3,493,200
PF Chang's China
Bistro                      --          3,294(d)      3,294(b)              --        105,606           105,606
Ruth's Hospitality
Group                       --          2,293(d)      2,293(b)              --          8,415             8,415
Texas Roadhouse CI
A                      330,000         48,600(d)    378,600(b)       3,600,300        530,225         4,130,525
WMS Inds                    --          6,401(d)      6,401(b)              --        201,696           201,696
                                                                  ------------------------------------------------
Total                                                                7,093,500      2,345,248         9,438,748
                                                                  ------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Harman Intl Inds            --          3,698(d)      3,698                 --         69,522            69,522
Meritage Homes              --          3,816         3,816(b)              --         71,970            71,970
Mohawk Inds                 --          4,600(d)      4,600(b)              --        164,128           164,128
Universal
Electronics                 --         24,417        24,417(b)              --        492,491           492,491
                                                                  ------------------------------------------------
Total                                                                       --        798,111           798,111
                                                                  ------------------------------------------------


HOUSEHOLD PRODUCTS ( -- %)
Central Garden &
Pet Cl A                    --          8,945         8,945(b)              --         88,108            88,108
                                                                  ------------------------------------------------


INSURANCE (11.8%)
Allied World
Assurance Holdings          --          5,531         5,531(c)              --        225,831           225,831
American Financial
Group                       --          8,398         8,398                 --        181,229           181,229
Amerisafe                   --          4,590         4,590(b)              --         71,420            71,420
Aspen Insurance
Holdings               152,000         26,922       178,922(c)       3,395,680        601,437         3,997,117
Brown & Brown               --         41,000        41,000                 --        817,130           817,130
Delphi Financial
Group Cl A                  --          5,199         5,199                 --        101,017           101,017
Endurance Specialty
Holdings               114,000             --       114,000(c)       3,340,200             --         3,340,200
Hanover Insurance
Group                   91,000             --        91,000          3,468,010             --         3,468,010
HCC Insurance
Holdings                    --         55,250        55,250                 --      1,326,552         1,326,552
Infinity Property &
Casualty                90,000             --        90,000          3,281,400             --         3,281,400
Lincoln Natl           295,000             --       295,000          5,076,950             --         5,076,950
Montpelier Re
Holdings                    --         15,500        15,500(c)              --        205,995           205,995

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
INSURANCE (CONT.)
Navigators Group            --          1,557         1,557(b)    $         --   $     69,178      $     69,178
Platinum
Underwriters
Holdings                    --          3,978         3,978(c)              --        113,731           113,731
Protective Life             --         32,800(d)     32,800                 --        375,232           375,232
RLI                         --         19,200(d)     19,200                 --        860,160           860,160
StanCorp Financial
Group                       --         33,100        33,100                 --        949,308           949,308
Tower Group                 --         28,013(d)     28,013                 --        694,162           694,162
United Fire &
Casualty                    --          3,590         3,590                 --         61,569            61,569
Validus Holdings            --          5,620         5,620(c)              --        123,528           123,528
WR Berkley             145,000             --       145,000          3,113,150             --         3,113,150
                                                                  ------------------------------------------------
Total                                                               21,675,390      6,777,479        28,452,869
                                                                  ------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
NutriSystem                 --          3,551(d)      3,551                 --         51,490            51,490
PetMed Express              --         25,182(d)     25,182                 --        378,485           378,485
Ticketmaster
Entertainment               --          5,200         5,200(b)              --         33,384            33,384
                                                                  ------------------------------------------------
Total                                                                       --        463,359           463,359
                                                                  ------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.0%)
DealerTrack
Holdings                    --         31,400(d)     31,400(b)              --        533,800           533,800
Dice Holdings               --          1,079(d)      1,079(b)              --          5,017             5,017
Digital River               --         16,100        16,100(b)              --        584,753           584,753
EarthLink                   --         24,488(d)     24,488(b)              --        181,456           181,456
Equinix                     --          3,200         3,200(b)              --        232,768           232,768
GSI Commerce                --         18,300(d)     18,300(b)              --        260,775           260,775
j2 Global
Communications              --          7,125(d)      7,125(b)              --        160,740           160,740
LogMein                     --          1,473         1,473(b)              --         23,568            23,568
Open Text                   --          2,943         2,943(b,c)            --        107,184           107,184
SAVVIS                      --         19,900        19,900(b)              --        228,054           228,054
United Online               --         10,034        10,034                 --         65,321            65,321
                                                                  ------------------------------------------------
Total                                                                       --      2,383,436         2,383,436
                                                                  ------------------------------------------------


IT SERVICES (2.6%)
Acxiom                      --         15,924        15,924                 --        140,609           140,609
Alliance Data
Systems                     --          8,400(d)      8,400(b)              --        345,996           345,996
Broadridge
Financial Solutions         --          5,939         5,939                 --         98,469            98,469
CACI Intl Cl A          65,000          3,784        68,784(b)       2,776,150        161,615         2,937,765
Ciber                       --         10,886        10,886(b)              --         33,747            33,747
CSG Systems Intl            --         17,800        17,800(b)              --        235,672           235,672
CyberSource                 --          5,881(d)      5,881(b)              --         89,979            89,979
Global Cash Access
Holdings                    --         14,422        14,422(b)              --        114,799           114,799
Global Payments             --         28,600(d)     28,600                 --      1,071,355         1,071,355
Heartland Payment
Systems                     --          2,765         2,765                 --         26,461            26,461
Hewitt Associates
Cl A                        --          4,332         4,332(b)              --        129,007           129,007
Integral Systems            --         15,700(d)     15,700(b)              --        130,624           130,624
MAXIMUS                     --          7,700         7,700                 --        317,625           317,625
SAIC                        --          5,210         5,210(b)              --         96,646            96,646
Wright Express              --         19,871        19,871(b)              --        506,114           506,114
                                                                  ------------------------------------------------
Total                                                                2,776,150      3,498,718         6,274,868
                                                                  ------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
JAKKS Pacific               --          3,463         3,463(b)              --         44,430            44,430
Polaris Inds                --          5,021(d)      5,021                 --        161,275           161,275
Sport Supply Group          --          1,876         1,876                 --         16,115            16,115
                                                                  ------------------------------------------------
Total                                                                       --        221,820           221,820
                                                                  ------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.4%)
Bio-Rad
Laboratories Cl A           --          1,029(d)      1,029(b)              --         77,669            77,669
Dionex                      --          2,306(d)      2,306(b)              --        140,735           140,735

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
LIFE SCIENCES TOOLS & SERVICES (CONT.)
ICON ADR                    --         46,800(d)     46,800(b,c)  $         --   $  1,009,944      $  1,009,944
Kendle Intl                 --         21,700        21,700(b)              --        265,608           265,608
Life Technologies           --          1,876         1,876(b)              --         78,267            78,267
PerkinElmer                 --         50,300        50,300                 --        875,220           875,220
Techne                      --         14,300        14,300                 --        912,483           912,483
                                                                  ------------------------------------------------
Total                                                                       --      3,359,926         3,359,926
                                                                  ------------------------------------------------


MACHINERY (3.3%)
Actuant Cl A                --         36,900        36,900                 --        450,180           450,180
Altra Holdings              --          4,340         4,340(b)              --         32,507            32,507
Blount Intl                 --          4,401(d)      4,401(b)              --         37,893            37,893
Chart Inds                  --          9,998         9,998(b)              --        181,764           181,764
CIRCOR Intl                 --          2,078         2,078                 --         49,062            49,062
Clarcor                     --         28,400        28,400                 --        828,995           828,995
EnPro Inds                  --          6,621(d)      6,621(b)              --        119,244           119,244
ESCO Technologies           --          1,823(d)      1,823(b)              --         81,670            81,670
Gardner Denver              --          9,805         9,805(b)              --        246,792           246,792
Graco                       --         22,900(d)     22,900                 --        504,258           504,258
Hardinge                    --          1,971         1,971                 --          8,377             8,377
IDEX                        --         47,680(d)     47,680                 --      1,171,497         1,171,497
Lydall                      --          1,776         1,776(b)              --          6,038             6,038
Mueller Inds           135,000             --       135,000          2,808,000             --         2,808,000
RBC Bearings                --         38,700        38,700(b)              --        791,415           791,415
Robbins & Myers             --         12,647        12,647                 --        243,455           243,455
Timken                      --          8,646         8,646                 --        147,674           147,674
Toro                        --          3,295(d)      3,295                 --         98,521            98,521
Watts Water
Technologies Cl A           --          3,672         3,672                 --         79,095            79,095
                                                                  ------------------------------------------------
Total                                                                2,808,000      5,078,437         7,886,437
                                                                  ------------------------------------------------


MARINE (0.1%)
Kirby                       --         10,460(d)     10,460(b)              --        332,523           332,523
                                                                  ------------------------------------------------
MEDIA (0.8%)
CTC Media                   --          2,259(d)      2,259(b,c)            --         26,701            26,701
DreamWorks
Animation SKG Cl A          --            467           467(b)              --         12,885            12,885
John Wiley & Sons
Cl A                        --         28,000        28,000                 --        931,000           931,000
Mediacom
Communications Cl A         --          3,442         3,442(b)              --         17,589            17,589
Regal Entertainment
Group Cl A                  --         62,900        62,900                 --        835,941           835,941
                                                                  ------------------------------------------------
Total                                                                       --      1,824,116         1,824,116
                                                                  ------------------------------------------------


METALS & MINING (0.5%)
Brush Engineered
Materials                   --          2,574(d)      2,574(b)              --         43,115            43,115
Cliffs Natural
Resources                   --          1,104         1,104                 --         27,015            27,015
Compass Minerals
Intl                        --          2,853(d)      2,853                 --        156,658           156,658
Eldorado Gold               --         52,800(d)     52,800(b,c)            --        472,560           472,560
Reliance Steel &
Aluminum                    --         14,900        14,900                 --        572,011           572,011
                                                                  ------------------------------------------------
Total                                                                       --      1,271,359         1,271,359
                                                                  ------------------------------------------------


MULTILINE RETAIL (2.0%)
Big Lots                    --          8,900(d)      8,900(b)              --        187,167           187,167
Dollar Tree                 --          3,912         3,912(b)              --        164,695           164,695
Fred's Cl A            350,000          4,995       354,995          4,410,000         62,937         4,472,937
                                                                  ------------------------------------------------
Total                                                                4,410,000        414,799         4,824,799
                                                                  ------------------------------------------------


MULTI-UTILITIES (0.1%)
CH Energy Group             --          1,203(d)      1,203                 --         56,180            56,180
NorthWestern                --         11,900        11,900                 --        270,844           270,844
                                                                  ------------------------------------------------
Total                                                                       --        327,024           327,024
                                                                  ------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
OFFICE ELECTRONICS (0.1%)
Zebra Technologies
Cl A                        --         10,408(d)     10,408(b)    $         --   $    246,253      $    246,253
                                                                  ------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (2.1%)
Alpha Natural
Resources                   --         18,732(d)     18,732(b)              --        492,090           492,090
Arena Resources             --         20,000(d)     20,000(b)              --        637,000           637,000
Bill Barrett                --         15,500        15,500(b)              --        425,630           425,630
Comstock Resources          --         25,800(d)     25,800(b)              --        852,690           852,690
Concho Resources            --         30,600        30,600(b)              --        877,914           877,914
Denbury Resources           --         15,000        15,000(b)              --        220,950           220,950
Encore Acquisition          --          2,700         2,700(b)              --         83,295            83,295
EXCO Resources              --         69,900        69,900(b)              --        903,108           903,108
Penn Virginia               --          4,394         4,394                 --         71,930            71,930
Petroleum
Development                 --          1,902         1,902(b)              --         29,842            29,842
SandRidge Energy            --         16,400        16,400(b)              --        139,728           139,728
St. Mary Land &
Exploration                 --          6,841         6,841                 --        142,772           142,772
Stone Energy                --          4,251         4,251(b)              --         31,542            31,542
World Fuel Services         --          3,759(d)      3,759                 --        154,984           154,984
                                                                  ------------------------------------------------
Total                                                                       --      5,063,475         5,063,475
                                                                  ------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Buckeye
Technologies                --         12,750        12,750(b)              --         57,248            57,248
Clearwater Paper            --          1,908         1,908(b)              --         48,253            48,253
Kapstone Paper and
Packaging                   --          5,839         5,839(b)              --         27,385            27,385
                                                                  ------------------------------------------------
Total                                                                       --        132,886           132,886
                                                                  ------------------------------------------------


PERSONAL PRODUCTS (1.7%)
Chattem                     --          1,730(d)      1,730(b)              --        117,813           117,813
Herbalife              124,500             --       124,500(c)       3,926,730             --         3,926,730
                                                                  ------------------------------------------------
Total                                                                3,926,730        117,813         4,044,543
                                                                  ------------------------------------------------


PHARMACEUTICALS (0.2%)
King
Pharmaceuticals             --         15,730        15,730(b)              --        151,480           151,480
Matrixx Initiatives         --            623(d)        623(b)              --          3,483             3,483
Medicis
Pharmaceutical Cl A         --          9,995(d)      9,995                 --        163,118           163,118
Perrigo                     --          6,200         6,200                 --        172,236           172,236
Questcor
Pharmaceuticals             --          2,279(d)      2,279(b)              --         11,395            11,395
Sucampo
Pharmaceuticals Cl
A                           --          1,023         1,023(b)              --          6,312             6,312
ViroPharma                  --         15,579        15,579(b)              --         92,383            92,383
                                                                  ------------------------------------------------
Total                                                                       --        600,407           600,407
                                                                  ------------------------------------------------


PROFESSIONAL SERVICES (3.3%)
Administaff                 --         17,600        17,600                 --        409,552           409,552
Advisory Board              --         16,000        16,000(b)              --        411,200           411,200
COMSYS IT Partners          --         12,624        12,624(b)              --         73,850            73,850
FTI Consulting              --         20,200(d)     20,200(b)              --      1,024,545         1,024,545
Heidrick &
Struggles Intl              --          2,025(d)      2,025                 --         36,956            36,956
Huron Consulting
Group                       --          6,700(d)      6,700(b)              --        309,741           309,741
Kforce                      --         43,800(d)     43,800(b)              --        362,226           362,226
MPS Group                   --         63,000        63,000(b)              --        481,320           481,320
On Assignment               --          1,597         1,597(b)              --          6,244             6,244
Resources
Connection                  --         41,600        41,600(b)              --        714,272           714,272
Robert Half Intl            --         29,000(d)     29,000                 --        684,980           684,980
School Specialty       155,000          8,900(d)    163,900(b)       3,132,550        179,869         3,312,419
Spherion                    --          2,000         2,000(b)              --          8,240             8,240
Watson Wyatt
Worldwide Cl A              --          1,442         1,442                 --         54,118            54,118
                                                                  ------------------------------------------------
Total                                                                3,132,550      4,757,113         7,889,663
                                                                  ------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.6%)
Colonial Properties
Trust                       --          8,098         8,098       $         --   $     59,925      $     59,925
Corporate Office
Properties Trust            --          2,292(d)      2,292                 --         67,224            67,224
Equity Lifestyle
Properties                  --          7,760         7,760                 --        288,517           288,517
Extra Space Storage         --          4,266(d)      4,266                 --         35,621            35,621
Gladstone
Commercial                  --         19,300(d)     19,300                 --        250,128           250,128
Hatteras Financial          --          3,000         3,000                 --         85,770            85,770
Highwoods
Properties                  --          5,200         5,200                 --        116,324           116,324
Home Properties             --          3,926         3,926                 --        133,877           133,877
Kilroy Realty               --          4,277(d)      4,277                 --         87,850            87,850
Mack-Cali Realty            --          5,975         5,975                 --        136,230           136,230
MFA Financial               --        147,700       147,700                 --      1,022,084         1,022,084
Mid-America
Apartment
Communities                 --          9,305(d)      9,305                 --        341,587           341,587
Natl Retail
Properties                  --          9,578         9,578                 --        166,178           166,178
PS Business Parks           --          2,862(d)      2,862                 --        138,635           138,635
Realty Income               --          3,196(d)      3,196                 --         70,056            70,056
Senior Housing
Properties Trust            --         13,890        13,890                 --        226,685           226,685
Sovran Self Storage         --          2,718         2,718                 --         66,863            66,863
Sunstone Hotel
Investors                   --         40,715(d)     40,715                 --        217,825           217,825
Tanger Factory
Outlet Centers              --          4,032         4,032                 --        130,758           130,758
Taubman Centers             --         10,941(d)     10,941                 --        293,875           293,875
                                                                  ------------------------------------------------
Total                                                                       --      3,936,012         3,936,012
                                                                  ------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Jones Lang LaSalle          --         12,700        12,700                 --        415,671           415,671
Thomas Properties
Group                       --         30,500        30,500                 --         47,885            47,885
                                                                  ------------------------------------------------
Total                                                                       --        463,556           463,556
                                                                  ------------------------------------------------


ROAD & RAIL (1.4%)
Arkansas Best               --         14,343(d)     14,343                 --        377,938           377,938
Dollar Thrifty
Automotive Group            --          5,540         5,540(b)              --         77,283            77,283
Heartland Express           --         75,413(d)     75,413                 --      1,110,078         1,110,078
JB Hunt Transport
Services                    --         25,600        25,600                 --        781,568           781,568
Knight
Transportation              --         62,110(d)     62,110                 --      1,027,921         1,027,921
Old Dominion
Freight Line                --          2,922         2,922(b)              --         98,092            98,092
                                                                  ------------------------------------------------
Total                                                                       --      3,472,880         3,472,880
                                                                  ------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.1%)
Actel                       --          1,568         1,568(b)              --         16,825            16,825
Advanced Energy
Inds                        --          2,403         2,403(b)              --         21,603            21,603
ASM Intl                    --          8,095(d)      8,095(b,c)            --        119,077           119,077
Atheros
Communications              --          7,600(d)      7,600(b)              --        146,224           146,224
ATMI                        --         19,100(d)     19,100(b)              --        296,623           296,623
Cavium Networks             --         24,700(d)     24,700(b)              --        415,207           415,207
Cirrus Logic                --          1,195         1,195(b)              --          5,378             5,378
Cohu                        --          1,028         1,028                 --          9,231             9,231
Cypress
Semiconductor          228,000         30,346       258,346(b)       2,097,600        279,183         2,376,783
Exar                        --          6,894(d)      6,894(b)              --         49,568            49,568
FEI                         --          4,698(d)      4,698(b)              --        107,584           107,584
FormFactor                  --         28,000        28,000(b)              --        482,720           482,720
Integrated Device
Technology                  --          9,473         9,473(b)              --         57,217            57,217
Micrel                      --          2,980         2,980                 --         21,814            21,814
MKS Instruments             --          5,348(d)      5,348(b)              --         70,540            70,540
ON Semiconductor       450,000             --       450,000(b)       3,087,000             --         3,087,000
Pericom
Semiconductor               --          2,738         2,738(b)              --         23,054            23,054
Power Integrations          --         58,000(d)     58,000                 --      1,379,819         1,379,819
Rudolph
Technologies                --          3,725(d)      3,725(b)              --         20,562            20,562
Semtech                     --         36,604        36,604(b)              --        582,370           582,370

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Silicon Image               --         22,453(d)     22,453(b)    $         --   $     51,642      $     51,642
Silicon
Laboratories                --          1,841         1,841(b)              --         69,848            69,848
Skyworks Solutions          --         35,199        35,199(b)              --        344,246           344,246
Standard
Microsystems                --          8,068(d)      8,068(b)              --        164,991           164,991
Ultratech                   --          1,480(d)      1,480(b)              --         18,219            18,219
Varian
Semiconductor
Equipment
Associates             158,000          7,948(d)    165,948(b)       3,790,420        190,673         3,981,093
Verigy                      --         56,600        56,600(b,c)            --        688,822           688,822
Volterra
Semiconductor               --          6,093(d)      6,093(b)              --         80,062            80,062
                                                                  ------------------------------------------------
Total                                                                8,975,020      5,713,102        14,688,122
                                                                  ------------------------------------------------


SOFTWARE (5.0%)
Blackbaud                   --         36,400(d)     36,400                 --        566,020           566,020
Blackboard                  --          2,100(d)      2,100(b)              --         60,606            60,606
CommVault Systems           --         29,600        29,600(b)              --        490,768           490,768
Epicor Software             --          5,693(d)      5,693(b)              --         30,173            30,173
Informatica                 --          9,167(d)      9,167(b)              --        157,581           157,581
JDA Software Group          --          3,624         3,624(b)              --         54,215            54,215
Lawson Software        650,000             --       650,000(b)       3,627,000             --         3,627,000
Manhattan
Associates                  --          1,411(d)      1,411(b)              --         25,708            25,708
Mentor Graphics             --          8,089         8,089(b)              --         44,247            44,247
NetScout Systems            --          3,709         3,709(b)              --         34,790            34,790
Progress Software           --          4,980         4,980(b)              --        105,427           105,427
Quest Software         307,000         43,303       350,303(b)       4,279,580        603,644         4,883,224
Soapstone Networks          --          6,236         6,236(b)              --         26,066            26,066
SolarWinds                  --            500           500(b)              --          8,245             8,245
Solera Holdings             --         46,100        46,100(b)              --      1,170,940         1,170,940
SPSS                        --          5,313(d)      5,313(b)              --        177,295           177,295
Sybase                      --          6,982         6,982(b)              --        218,816           218,816
Synopsys                    --         11,649        11,649(b)              --        227,272           227,272
Take-Two
Interactive
Software                    --         10,334(d)     10,334                 --         97,863            97,863
Taleo Cl A                  --          3,768         3,768(b)              --         68,841            68,841
Tyler Technologies          --          3,556         3,556(b)              --         55,545            55,545
                                                                  ------------------------------------------------
Total                                                                7,906,580      4,224,062        12,130,642
                                                                  ------------------------------------------------


SPECIALTY RETAIL (0.8%)
Aaron Rents                 --          6,135         6,135                 --        182,946           182,946
Aeropostale                 --          3,668(d)      3,668(b)              --        125,702           125,702
Cabela's                    --          4,890         4,890(b)              --         60,147            60,147
Cato Cl A                   --          3,795         3,795                 --         66,185            66,185
Children's Place
Retail Stores               --          3,106         3,106(b)              --         82,092            82,092
Dress Barn                  --          5,667(d)      5,667(b)              --         81,038            81,038
Finish Line Cl A            --          6,889         6,889                 --         51,116            51,116
Genesco                     --          6,989         6,989(b)              --        131,184           131,184
GUESS?                      --          7,000(d)      7,000                 --        180,460           180,460
Hibbett Sports              --          3,497(d)      3,497(b)              --         62,946            62,946
Hot Topic                   --         11,610        11,610(b)              --         84,869            84,869
Jo-Ann Stores               --         10,819        10,819(b)              --        223,629           223,629
Midas                       --            638(d)        638(b)              --          6,686             6,686
Stage Stores                --          4,851         4,851                 --         53,846            53,846
Tractor Supply              --          4,821(d)      4,821(b)              --        199,204           199,204
Wet Seal Cl A               --         78,000        78,000(b)              --        239,459           239,459
                                                                  ------------------------------------------------
Total                                                                       --      1,831,509         1,831,509
                                                                  ------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Carter's                    --          7,046         7,046(b)              --        173,402           173,402
Fossil                      --          5,518         5,518(b)              --        132,873           132,873

 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                          SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                      RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND        SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA        SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED        VALUE FUND     EQUITY FUND        COMBINED
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Liz Claiborne               --          6,961(d)      6,961       $         --   $     20,048      $     20,048
Maidenform Brands           --          2,382(d)      2,382(b)              --         27,322            27,322
Steven Madden               --          1,847         1,847(b)              --         47,006            47,006
True Religion
Apparel                     --          2,358(d)      2,358(b)              --         52,583            52,583
UniFirst                    --          2,010         2,010                 --         74,712            74,712
Volcom                      --         34,425(d)     34,425(b)              --        430,313           430,313
Warnaco Group               --         24,500(d)     24,500(b)              --        793,799           793,799
Wolverine World
Wide                        --          6,212         6,212                 --        137,037           137,037
                                                                  ------------------------------------------------
Total                                                                       --      1,889,095         1,889,095
                                                                  ------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Charter Financial           --            892(d)        892                 --         10,905            10,905
First Niagara
Financial Group             --          6,036         6,036                 --         68,931            68,931
Provident Financial
Services                    --          6,652(d)      6,652                 --         60,533            60,533
Trustco Bank NY             --         11,124        11,124                 --         65,743            65,743
WSFS Financial              --          5,400         5,400                 --        147,474           147,474
                                                                  ------------------------------------------------
Total                                                                       --        353,586           353,586
                                                                  ------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.3%)
Beacon Roofing
Supply                      --         58,137        58,137(b)              --        840,661           840,661
Interline Brands            --         26,200        26,200(b)              --        358,416           358,416
Rush Enterprises Cl
A                           --         38,300(d)     38,300(b)              --        446,195           446,195
Watsco                      --         27,700        27,700                 --      1,355,361         1,355,361
WESCO Intl                  --          6,213(d)      6,213(b)              --        155,573           155,573
                                                                  ------------------------------------------------
Total                                                                       --      3,156,206         3,156,206
                                                                  ------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
Aegean Marine
Petroleum Network       15,300             --        15,300(c)         231,030             --           231,030
                                                                  ------------------------------------------------



WIRELESS TELECOMMUNICATION SERVICES (0.5%)
SBA Communications
Cl A                        --         44,100(d)     44,100(b)              --      1,082,214         1,082,214
Syniverse Holdings          --          1,814         1,814(b)              --         29,078            29,078
                                                                  ------------------------------------------------
Total                                                                       --      1,111,292         1,111,292
------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:
$256,426,747)                                                     $120,331,814   $118,389,415      $238,721,229
------------------------------------------------------------------------------------------------------------------

 EXCHANGE TRADED FUNDS (0.2%)

                        SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)
SPDR KBW Regional
Banking ETF                 --         25,517        25,517       $         --   $    467,727      $    467,727
------------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE
TRADED FUNDS
(Cost: $692,090)                                                  $         --   $    467,727      $    467,727
------------------------------------------------------------------------------------------------------------------

 MONEY MARKET FUND (0.9%)

                        SHARES        SHARES        SHARES          VALUE(a)       VALUE(a)          VALUE(a)
RiverSource Short-
Term Cash Fund,
0.31%                       --      2,289,929     2,289,929(e)    $         --   $  2,289,929      $  2,289,929
------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET
FUND
(Cost: $2,289,929)                                                $         --   $  2,289,929      $  2,289,929
------------------------------------------------------------------------------------------------------------------

 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (11.5%)

                        SHARES        SHARES        SHARES       VALUE(a)       VALUE(a)          VALUE(a)

                                                   SELIGMAN                                       SELIGMAN
                                   RIVERSOURCE   SMALLER-CAP                   RIVERSOURCE       SMALLER-CAP
                       SELIGMAN      PARTNERS     VALUE FUND     SELIGMAN       PARTNERS         VALUE FUND
                     SMALLER-CAP    SMALL CAP     PRO FORMA     SMALLER-CAP     SMALL CAP         PRO FORMA
                      VALUE FUND   EQUITY FUND     COMBINED     VALUE FUND     EQUITY FUND        COMBINED
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime
Money Market Fund         --        27,827,706    27,827,706   $         --   $ 27,827,706      $ 27,827,706
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $27,827,706)                                            $         --   $ 27,827,706      $ 27,827,706
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost:
$287,236,472)(f)                                               $120,331,814   $148,974,777      $269,306,591
---------------------------------------------------------------------------------------------------------------


NOTES TO COMBINED PORTFOLIO OF INVESTMENTS


(a) Securities are valued by policies described in Note 1 and/or 2 to the financial statements in the annual report.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 6.5% of net assets.

(d) At June 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements in the annual report.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at June 30, 2009.

(f) At June 30, 2009, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                             SELIGMAN
                                                                            RIVERSOURCE     SMALLER-CAP
                                                             SELIGMAN        PARTNERS       VALUE FUND
                                                            SMALLER-CAP      SMALL CAP       PRO FORMA
                                                            VALUE FUND      EQUITY FUND      COMBINED
Cost of securities for federal income tax purposes:        $123,474,000    $163,762,000    $287,236,000
Unrealized appreciation                                    $ 21,213,000    $  7,751,000    $ 28,964,000
Unrealized depreciation                                     (24,356,000)    (22,538,000)    (46,894,000)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation                                $ (3,143,000)   $(14,787,000)   $(17,930,000)
-------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

SELIGMAN FRONTIER FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Oct. 31, 2009

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Oct. 31, 2009. These statements have been derived from financial statements prepared for the Seligman Frontier Fund and the RiverSource Partners Small Cap Growth Fund as of Oct. 31, 2009. Seligman Frontier Fund invests 65% of its net assets in equity securities of small U.S. companies. RiverSource Partners Small Cap Growth Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Partners Small Cap Growth Fund would be exchanged for share classes of Seligman Frontier Fund.

                    SELLING FUND                                 BUYING FUND
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class A     Seligman Frontier Fund Class A
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class B     Seligman Frontier Fund Class B
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class C     Seligman Frontier Fund Class C
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class I     Seligman Frontier Fund Class I
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class R2    Seligman Frontier Fund Class R2
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class R3    Seligman Frontier Fund Class R3
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class R4    Seligman Frontier Fund Class R4
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund Class R5    Seligman Frontier Fund Class R5
--------------------------------------------------------------------------------------


The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Frontier Fund, as if the transaction had occurred at the beginning of the fiscal year ending Oct. 31, 2009.

SELIGMAN FRONTIER FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                         RIVERSOURCE     SELIGMAN             SELIGMAN
                                                                          PARTNERS    FRONTIER FUND        FRONTIER FUND
                                                            SELIGMAN      SMALL CAP     PRO FORMA            PRO FORMA
OCT. 31, 2009 (UNAUDITED)                                FRONTIER FUND   GROWTH FUND   ADJUSTMENTS            COMBINED
 ASSETS
Investments in securities, at cost
  Unaffiliated issuers                                    $38,202,933   $ 98,219,634   $         --         $136,422,567
  Affiliated money market fund                              1,176,591      2,284,974             --            3,461,565
  Investments of cash collateral received for
     securities on loan                                     8,954,128     25,511,187             --           34,465,315
                                                         ---------------------------------------------------------------
Investments in securities, at value
  Unaffiliated issuers*                                    34,673,569     96,401,569             --          131,075,138
  Affiliated money market fund                              1,176,591      2,284,974             --            3,461,565
  Investments of cash collateral received for
     securities on loan                                     8,954,128     25,511,187             --           34,465,315
Cash                                                               --              1                                   1
Capital shares receivable                                      11,099         36,283             --               47,382
Dividends and accrued interest receivable                       5,058         16,654             --               21,712
Receivable for investment securities sold                     356,889      1,022,489             --            1,379,378
------------------------------------------------------------------------------------------------------------------------
Total assets                                               45,177,334    125,273,157             --          170,450,491
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                         96,901        107,327             --              204,228
Payable for investment securities purchased                   910,105      2,497,862             --            3,407,967
Payable upon return of securities loaned                    8,954,128     25,511,187             --           34,465,315
Accrued investment management services fees                       877          2,524             --                3,401
Accrued distribution fees                                         449            682             --                1,131
Accrued transfer agency fees                                   28,234            850             --               29,084
Accrued administrative services fees                               79            219             --                  298
Accrued plan administration services fees                           1              1             --                    2
Other accrued expenses                                         67,462         72,585             --              140,047
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          10,058,236     28,193,237             --           38,251,473
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock        $35,119,098   $ 97,079,920   $         --         $132,199,018
------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.10 par value for Seligman Frontier
  Fund and $.01 par value for RiverSource Partners
  Small Cap Growth Fund (Note 3)                          $   455,979   $    337,252   $    855,652         $  1,648,883
Additional paid-in capital (Note 3)                        47,639,568    139,962,931       (855,652)         186,746,847
Excess of distributions over net investment income               (755)      (389,502)            --             (390,257)
Accumulated net realized gain (loss)                       (9,446,330)   (41,012,696)            --          (50,459,026)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                       (3,529,364)    (1,818,065)            --           (5,347,429)
------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                               $35,119,098   $ 97,079,920   $         --         $132,199,018
------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding
  shares:                 Class A                         $23,379,805   $ 46,040,056   $         --         $ 69,419,861
                            Class B                       $ 1,118,495   $ 10,652,678   $         --         $ 11,771,173
                            Class C                       $ 8,899,070   $  1,950,541   $         --         $ 10,849,611
                            Class I                       $   999,800   $ 38,301,802   $         --         $ 39,301,602
                            Class R2                      $    81,518   $      2,746   $         --         $     84,264
                            Class R3                      $     5,027   $      2,767   $         --         $      7,794
                            Class R4                      $     9,819   $    126,536   $         --         $    136,355
                            Class R5                      $   625,564   $      2,794   $         --         $    628,358

Shares outstanding
  (Note 3):               Class A shares                    2,848,890     16,052,041    (10,444,239)           8,456,692
                            Class B shares                    169,585      4,035,734     (2,421,692)           1,783,627
                            Class C shares                  1,342,806        738,172       (443,973)           1,637,005
                            Class I shares                    114,806     12,852,947     (8,455,496)           4,512,257
                            Class R2 shares                    10,109            951           (610)              10,450
                            Class R3 shares                       623            951           (608)                 966
                            Class R4 shares                     1,128         43,404        (28,860)              15,672
                            Class R5 shares                    71,840            951           (630)              72,161


Net asset value per share of outstanding capital
  stock:                  Class A                         $      8.21   $       2.87                        $       8.21
                            Class B                       $      6.60   $       2.64                        $       6.60
                            Class C                       $      6.63   $       2.64                        $       6.63
                            Class I                       $      8.71   $       2.98                        $       8.71
                            Class R2                      $      8.06   $       2.89                        $       8.06
                            Class R3                      $      8.07   $       2.91                        $       8.07
                            Class R4                      $      8.70   $       2.92                        $       8.70
                            Class R5                      $      8.71   $       2.94                        $       8.71
------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value                  $ 8,448,078   $ 24,233,214   $         --         $ 32,681,292
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

SELIGMAN FRONTIER FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                       RIVERSOURCE      SELIGMAN        SELIGMAN
                                                                        PARTNERS     FRONTIER FUND   FRONTIER FUND
                                                         SELIGMAN       SMALL CAP      PRO FORMA       PRO FORMA
YEAR ENDED OCT. 31, 2009 (UNAUDITED)                  FRONTIER FUND    GROWTH FUND    ADJUSTMENTS       COMBINED
 INVESTMENT INCOME
Income:
Dividends                                              $   318,218    $    414,473     $      --      $    732,691
Interest                                                     3,477              --            --             3,477
Income distributions from affiliated money market
  fund                                                         934           7,958            --             8,892
Income from securities lending -- net                       10,479         183,650            --           194,129
     Less foreign taxes withheld                                --            (199)           --              (199)
------------------------------------------------------------------------------------------------------------------
Total income                                               333,108         605,882            --           938,990
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)               321,582         769,272        53,186(a)      1,144,040
Distribution fees
     Class A                                                56,264         110,834            --           167,098
     Class B                                                11,282         125,901            --           137,183
     Class C                                                86,834          18,691            --           105,525
     Class R2                                                  453              12            --               465
     Class R3                                                    3               6            --                 9
Transfer agency fees (Note 2)
     Class A                                               169,027         250,655      (101,467)(b)       318,215
     Class B                                                 8,606          75,688       (16,338)(b)        67,956
     Class C                                                65,625          10,803       (24,597)(b)        51,831
     Class R2                                                  506               1          (460)(b)            47
     Class R3                                                    1               1            --                 2
     Class R4                                                    1              47            --                48
     Class R5                                                5,283               1        (4,341)(b)           943
Administrative services fees (Note 2)                       10,073          75,331        18,012(c)        103,416
Plan administration services fees (Note 2)
     Class R2                                                   96               6           131(d)            233
     Class R3                                                    3               6            --                 9
     Class R4                                                    4             234            --               238
Compensation of board members                                1,038           2,874            --             3,912
Custodian fees                                              35,870         105,728            --           141,598
Printing and postage                                        87,752          41,040            --           128,792
Registration fees (Note 2)                                  66,329          51,290       (25,645)(e)        91,974
Professional fees (Note 2)                                  30,613          32,969       (31,060)(f)        32,522
Other                                                        8,792          19,637            --            28,429
------------------------------------------------------------------------------------------------------------------
Total expenses                                             966,037       1,691,027      (132,579)        2,524,485
     Expenses waived/reimbursed by RiverSource
       Investments, LLC (Note 2)                          (251,292)       (371,225)       71,540(g)       (550,977)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                         714,745       1,319,802       (61,039)        1,973,508
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (381,637)       (713,920)       61,039        (1,034,518)
------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions       (7,643,366)    (26,952,756)           --       (34,596,122)
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                     11,701,825      29,400,653            --        41,102,478
Increase from payment from the investment manager            2,908              --            --             2,908
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             4,061,367       2,447,897            --         6,509,264
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $ 3,679,730    $  1,733,977     $  61,039      $  5,474,746
------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

SELIGMAN FRONTIER FUND (BUYING FUND)

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to Oct. 31, 2009)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Oct. 31, 2009. These statements have been derived from financial statements prepared for the Seligman Frontier Fund and the RiverSource Partners Small Cap Growth Fund as of Oct. 31, 2009.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

Seligman Frontier Fund invests 65% of its net assets in equity securities of small U.S. companies.

RiverSource Partners Small Cap Growth Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Partners Small Cap Growth Fund in exchange for Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of Seligman Frontier Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined Seligman Frontier Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Frontier Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fees due to the Reorganization.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each RiverSource Partners Small Cap Growth Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the reduction in registration fees due to the Reorganization.

(f) To reflect the reduction in audit fees due to the Reorganization.

(g) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (through Dec. 31, 2010) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of Seligman Frontier Fund at Oct. 31, 2009, in connection with the Reorganization. The pro forma adjustments on the Statement of Assets and Liabilities reflect the net effect of the issuance of additional Seligman Frontier Fund shares. The following table reflects the number of Seligman Frontier Fund shares assumed to be issued to the shareholders of the RiverSource Partners Small Cap Growth Fund.

                                                     SHARES OF SELIGMAN
                                                    FRONTIER FUND ISSUED
                                                     TO SHAREHOLDERS OF
                                                    RIVERSOURCE PARTNERS   SELIGMAN FRONTIER FUND     TOTAL PRO FORMA
                                                   SMALL CAP GROWTH FUND     SHARES OUTSTANDING     SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
Class A                                                  5,607,802                2,848,890              8,456,692
----------------------------------------------------------------------------------------------------------------------
Class B                                                  1,614,042                  169,585              1,783,627
----------------------------------------------------------------------------------------------------------------------
Class C                                                    294,199                1,342,806              1,637,005
----------------------------------------------------------------------------------------------------------------------
Class I                                                  4,397,451                  114,806              4,512,257
----------------------------------------------------------------------------------------------------------------------
Class R2                                                       341                   10,109                 10,450
----------------------------------------------------------------------------------------------------------------------
Class R3                                                       343                      623                    966
----------------------------------------------------------------------------------------------------------------------
Class R4                                                    14,544                    1,128                 15,672
----------------------------------------------------------------------------------------------------------------------
Class R5                                                       321                   71,840                 72,161
----------------------------------------------------------------------------------------------------------------------

COMBINED PORTFOLIO OF INVESTMENTS
Seligman Frontier Fund

OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to pro forma combined net assets)
INVESTMENTS IN SECURITIES



 COMMON STOCKS (99.1%)

ISSUER                   SHARES        SHARES        SHARES         VALUE(a)      Value(a)           Value(a)

                                    RIVERSOURCE     SELIGMAN                     RIVERSOURCE         SELIGMAN
                                      PARTNERS   FRONTIER FUND                    PARTNERS        FRONTIER FUND
                        SELIGMAN     SMALL CAP     PRO FORMA        SELIGMAN      SMALL CAP         PRO FORMA
                     FRONTIER FUND  GROWTH FUND     COMBINED     FRONTIER FUND   GROWTH FUND         COMBINED
AEROSPACE & DEFENSE (5.7%)
AeroVironment             15,900         43,630        59,530(b)  $   423,894   $  1,163,176       $  1,587,070
American Science &
Engineering                2,300          6,402         8,702         152,076        423,300            575,376
BE Aerospace              26,400(d)      77,296(d)    103,696(b)      468,072      1,370,459          1,838,531
DigitalGlobe              10,647         29,289        39,936(b)      237,748        654,023            891,771
Ducommun                  16,500(d)      48,341(d)     64,841         280,830        822,764          1,103,594
Stanley                   13,500(d)      39,189(d)     52,689(b)      381,375      1,107,089          1,488,464
                                                                 ---------------------------------------------------
Total                                                               1,943,995      5,540,811          7,484,806
                                                                 ---------------------------------------------------


AUTO COMPONENTS (0.6%)
Amerigon                  32,600(d)      91,349(d)    123,949(b)      209,618        587,374            796,992
                                                                 ---------------------------------------------------


BIOTECHNOLOGY (5.6%)
Affymax                    9,000(d)      24,315(d)     33,315(b)      181,260        489,704            670,964
Alexion
Pharmaceuticals            3,100          8,490        11,590(b)      137,671        377,041            514,712
Allos Therapeutics        53,300        147,060       200,360(b)      301,145        830,889          1,132,034
AMAG
Pharmaceuticals            8,800(d)      24,088(d)     32,888(b)      332,464        910,045          1,242,509
BioMarin
Pharmaceutical            26,600(d)      77,836(d)    104,436(b)      413,896      1,211,128          1,625,024
Celera                    64,400(d)      96,000(d)    160,400(b)      398,636        594,240            992,876
Facet Biotech              9,320(d)      25,617(d)     34,937(b)      159,652        438,819            598,471
OSI Pharmaceuticals        5,800(d)      16,000(d)     21,800(b)      186,876        515,520            702,396
                                                                 ---------------------------------------------------
Total                                                               2,111,600      5,367,386          7,478,986
                                                                 ---------------------------------------------------


CAPITAL MARKETS (3.7%)
Affiliated Managers
Group                      6,000(d)      20,392(d)     26,392(b)      380,940      1,294,688          1,675,628
Artio Global
Investors                  7,609         20,790        28,399(b)      178,888        488,773            667,661
Duff & Phelps Cl A         8,518(d)      24,958(d)     33,476         146,424        429,028            575,452
Piper Jaffray
Companies                  3,700         10,118(d)     13,818(b)      171,643        469,374            641,017
Stifel Financial           4,700(d)      13,212(d)     17,912(b)      244,212        686,496            930,708
Thomas Weisel
Partners Group            26,000(d)      76,100(d)    102,100(b)      117,780        344,733            462,513
                                                                 ---------------------------------------------------
Total                                                               1,239,887      3,713,092          4,952,979
                                                                 ---------------------------------------------------


CHEMICALS (0.4%)
Intrepid Potash               --         19,919(d)     19,919(b)           --        513,113            513,113
                                                                 ---------------------------------------------------

COMMERCIAL BANKS (0.6%)
Signature Bank             6,600         19,318        25,918(b)      208,296        609,676            817,972
                                                                 ---------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.0%)
Clean Harbors              4,800         14,056        18,856(b)      270,960        793,461          1,064,421
Corrections Corp of
America                   18,544(d)      51,324(d)     69,868(b)      443,943      1,228,696          1,672,639
GEO Group                 21,400(d)      52,537        73,937(b)      452,610      1,111,158          1,563,768
Tetra Tech                 9,900         28,978        38,878(b)      254,727        745,604          1,000,331
                                                                 ---------------------------------------------------
Total                                                               1,422,240      3,878,919          5,301,159
                                                                 ---------------------------------------------------


COMMUNICATIONS EQUIPMENT (3.6%)
CommScope                 17,563         48,202        65,765(b)      474,552      1,302,419          1,776,971
Emulex                    33,800         93,342       127,142(b)      341,380        942,754          1,284,134
F5 Networks                4,400         11,332        15,732(b)      197,516        508,693            706,209
Ixia                      38,300(d)     103,777       142,077(b)      254,695        690,117            944,812
                                                                 ---------------------------------------------------
Total                                                               1,268,143      3,443,983          4,712,126
                                                                 ---------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES        SHARES        SHARES         VALUE(a)      VALUE(a)           VALUE(a)

                                    RIVERSOURCE     SELIGMAN                     RIVERSOURCE         SELIGMAN
                                      PARTNERS   FRONTIER FUND                    PARTNERS        FRONTIER FUND
                        SELIGMAN     SMALL CAP     PRO FORMA        SELIGMAN      SMALL CAP         PRO FORMA
                     FRONTIER FUND  GROWTH FUND     COMBINED     FRONTIER FUND   GROWTH FUND         COMBINED
COMPUTERS & PERIPHERALS (1.0%)
Netezza                   28,300(d)      78,208(d)    106,508(b)  $   261,492   $    722,642       $    984,134
Synaptics                  3,900(d)      10,728(d)     14,628(b)       87,750        241,380            329,130
                                                                 ---------------------------------------------------
Total                                                                 349,242        964,022          1,313,264
                                                                 ---------------------------------------------------


CONSTRUCTION & ENGINEERING (3.4%)
Foster Wheeler                --         17,111        17,111(b)           --        478,937            478,937
MYR Group                 14,829         47,815(d)     62,644(b)      254,762        821,462          1,076,224
Orion Marine Group        42,043        115,633       157,676(b)      800,499      2,201,652          3,002,151
                                                                 ---------------------------------------------------
Total                                                               1,055,261      3,502,051          4,557,312
                                                                 ---------------------------------------------------


CONTAINERS & PACKAGING (0.4%)
Rock-Tenn Cl A             3,400          9,442        12,842         148,920        413,560            562,480
                                                                 ---------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.8%)
American Public
Education                 11,800(d)      32,450(d)     44,250(b)      376,420      1,035,155          1,411,575
Coinstar                  21,000(d)      49,946(d)     70,946(b)      666,540      1,585,286          2,251,826
                                                                 ---------------------------------------------------
Total                                                               1,042,960      2,620,441          3,663,401
                                                                 ---------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Neutral Tandem            10,200(d)      28,286(d)     38,486(b)      215,118        596,552            811,670
                                                                 ---------------------------------------------------

ELECTRIC UTILITIES (0.7%)
ITC Holdings               5,600         16,388(d)     21,988         248,752        727,955            976,707
                                                                 ---------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
GrafTech Intl             22,400(d)      61,883        84,283(b)      302,400        835,421          1,137,821
                                                                 ---------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Itron                      2,611(d)       7,238(d)      9,849(b)      156,764        434,570            591,334
L-1 Identity
Solutions                 29,200(d)      79,000(d)    108,200(b)      172,572        466,890            639,462
                                                                 ---------------------------------------------------
Total                                                                 329,336        901,460          1,230,796
                                                                 ---------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.0%)
Dril-Quip                  6,900(d)      20,216(d)     27,116(b)      335,271        982,295          1,317,566
                                                                 ---------------------------------------------------


FOOD PRODUCTS (1.7%)
Calavo Growers             6,100(d)      17,000(d)     23,100         108,885        303,450            412,335
Dole Food                 40,000(d)     115,900       155,900(b)      469,600      1,360,666          1,830,266
                                                                 ---------------------------------------------------
Total                                                                 578,485      1,664,116          2,242,601
                                                                 ---------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
American Medical
Systems Holdings          16,900         46,554        63,454(b)      260,598        717,863            978,461
Integra
LifeSciences
Holdings                   4,467         11,600(d)     16,067(b)      136,422        354,264            490,686
Wright Medical
Group                     19,800(d)      54,685(d)     74,485(b)      321,750        888,631          1,210,381
                                                                 ---------------------------------------------------
Total                                                                 718,770      1,960,758          2,679,528
                                                                 ---------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (9.3%)
Alliance HealthCare
Services                  44,400        130,047(d)    174,447(b)      241,536        707,456            948,992
Amedisys                  10,000(d)      27,505(d)     37,505(b)      397,900      1,094,423          1,492,323
AmSurg                     8,600(d)      23,737(d)     32,337(b)      181,202        500,139            681,341
Centene                    9,600         26,432        36,032(b)      171,168        471,283            642,451
Chemed                     8,800(d)      24,152(d)     32,952         398,815      1,094,568          1,493,383
Five Star Quality
Care                      92,000        140,000       232,000(b)      317,400        483,000            800,400
Genoptix                   8,400(d)      23,063(d)     31,463(b)      292,236        802,362          1,094,598
Gentiva Health
Services                  13,000(d)      35,824(d)     48,824(b)      312,000        859,776          1,171,776
Kindred Healthcare        17,300         47,631        64,931(b)      254,310        700,176            954,486
MEDNAX                     7,398(d)      22,474(d)     29,872(b)      384,104      1,166,849          1,550,953
Odyssey HealthCare         5,500         14,957        20,457(b)       76,670        208,501            285,171
Skilled Healthcare
Group Cl A                44,948(d)      97,295(d)    142,243(b)      361,382        782,252          1,143,634
                                                                 ---------------------------------------------------
Total                                                               3,388,723      8,870,785         12,259,508
                                                                 ---------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES        SHARES        SHARES         VALUE(a)      VALUE(a)           VALUE(a)

                                    RIVERSOURCE     SELIGMAN                     RIVERSOURCE         SELIGMAN
                                      PARTNERS   FRONTIER FUND                    PARTNERS        FRONTIER FUND
                        SELIGMAN     SMALL CAP     PRO FORMA        SELIGMAN      SMALL CAP         PRO FORMA
                     FRONTIER FUND  GROWTH FUND     COMBINED     FRONTIER FUND   GROWTH FUND         COMBINED
HOTELS, RESTAURANTS & LEISURE (3.8%)
Bally Technologies        17,500         51,243        68,743(b)  $   689,325   $  2,018,461       $  2,707,786
California Pizza
Kitchen                   19,800(d)      58,010(d)     77,810(b)      257,202        753,550          1,010,752
Einstein Noah
Restaurant Group          16,600(d)      46,586(d)     63,186(b)      216,132        606,550            822,682
Morgans Hotel Group       48,967         87,000       135,967(b)      162,570        288,840            451,410
                                                                 ---------------------------------------------------
Total                                                               1,325,229      3,667,401          4,992,630
                                                                 ---------------------------------------------------


INSURANCE (2.0%)
Aspen Insurance
Holdings                  17,000         49,912        66,912(c)      438,600      1,287,729          1,726,329
First American             7,900(d)      21,635(d)     29,535         240,081        657,488            897,569
                                                                 ---------------------------------------------------
Total                                                                 678,681      1,945,217          2,623,898
                                                                 ---------------------------------------------------


INTERNET & CATALOG RETAIL (1.2%)
Shutterfly                17,500(d)      51,247        68,747(b)      246,750        722,583            969,333
Vitacost.com              16,228         44,510        60,738(b)      160,982        441,539            602,521
                                                                 ---------------------------------------------------
Total                                                                 407,732      1,164,122          1,571,854
                                                                 ---------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.8%)
Art Technology
Group                     91,200        232,988       324,188(b)      375,744        959,911          1,335,655
Equinix                    2,700(d)       7,466        10,166(b)      230,364        636,999            867,363
Infospace                  6,100         16,100        22,200(b)       52,277        137,977            190,254
Vistaprint                 6,851(d)      18,956(d)     25,807(b,c)    349,744        967,703          1,317,447
                                                                 ---------------------------------------------------
Total                                                               1,008,129      2,702,590          3,710,719
                                                                 ---------------------------------------------------


IT SERVICES (2.8%)
Information
Services Group            53,200         58,000       111,200(b)      191,520        208,800            400,320
Lender Processing
Services                   9,900         27,380        37,280         394,020      1,089,724          1,483,744
TeleTech Holdings         28,800         72,000       100,800(b)      515,232      1,288,080          1,803,312
                                                                 ---------------------------------------------------
Total                                                               1,100,772      2,586,604          3,687,376
                                                                 ---------------------------------------------------


MACHINERY (0.5%)
Kaydon                     5,000(d)      13,855(d)     18,855         174,950        484,786            659,736
                                                                 ---------------------------------------------------

MEDIA (0.5%)
Dolan Media               15,000         41,371(d)     56,371(b)      179,100        493,970            673,070
                                                                 ---------------------------------------------------

METALS & MINING (1.8%)
Horesehead Holding        24,164(d)      66,563(d)     90,727(b)      230,283        634,345            864,628
Walter Energy              6,200         18,689        24,889         362,700      1,093,307          1,456,007
                                                                 ---------------------------------------------------
Total                                                                 592,983      1,727,652          2,320,635
                                                                 ---------------------------------------------------


MULTILINE RETAIL (0.9%)
Big Lots                  12,300         35,977        48,277(b)      308,115        901,224          1,209,339
                                                                 ---------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.3%)
Alpha Natural
Resources                     --         17,405        17,405(b)           --        591,248            591,248
Approach Resources        23,300         68,278(d)     91,578(b)      180,808        529,837            710,645
Arena Resources            8,800         24,783        33,583(b)      327,888        923,415          1,251,303
Brigham Exploration       22,621         62,422(d)     85,043(b)      214,900        593,009            807,909
Goodrich Petroleum         9,900(d)      28,962(d)     38,862(b)      254,133        743,455            997,588
Whiting Petroleum          6,600         18,132(d)     24,732(b)      372,240      1,022,644          1,394,884
                                                                 ---------------------------------------------------
Total                                                               1,349,969      4,403,608          5,753,577
                                                                 ---------------------------------------------------


PERSONAL PRODUCTS (1.7%)
Alberto-Culver            11,200         32,815        44,015         300,384        880,098          1,180,482
Chattem                    4,600(d)      12,570(d)     17,170(b)      291,502        796,561          1,088,063
                                                                 ---------------------------------------------------
Total                                                                 591,886      1,676,659          2,268,545
                                                                 ---------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES        SHARES        SHARES         VALUE(a)      VALUE(a)           VALUE(a)

                                    RIVERSOURCE     SELIGMAN                     RIVERSOURCE         SELIGMAN
                                      PARTNERS   FRONTIER FUND                    PARTNERS        FRONTIER FUND
                        SELIGMAN     SMALL CAP     PRO FORMA        SELIGMAN      SMALL CAP         PRO FORMA
                     FRONTIER FUND  GROWTH FUND     COMBINED     FRONTIER FUND   GROWTH FUND         COMBINED
PHARMACEUTICALS (2.1%)
Auxilium
Pharmaceuticals            5,400(d)      14,931(d)     20,331(b)  $   169,884   $    469,729       $    639,613
Cypress Bioscience        38,200(d)     105,496(d)    143,696(b)      234,548        647,745            882,293
Endo
Pharmaceuticals
Holdings                  13,200         40,400        53,600(b)      295,680        904,961          1,200,641
                                                                 ---------------------------------------------------
Total                                                                 700,112      2,022,435          2,722,547
                                                                 ---------------------------------------------------


PROFESSIONAL SERVICES (2.9%)
FTI Consulting            21,600         63,079        84,679(b)      881,496      2,574,254          3,455,750
Huron Consulting
Group                     16,450             --        16,450(b)      381,640             --            381,640
                                                                 ---------------------------------------------------
Total                                                               1,263,136      2,574,254          3,837,390
                                                                 ---------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.5%)
MFA Financial             48,300(d)     141,493(d)    189,793         358,386      1,049,878          1,408,264
Redwood Trust             10,197(d)      29,887(d)     40,084         142,146        416,625            558,771
                                                                 ---------------------------------------------------
Total                                                                 500,532      1,466,503          1,967,035
                                                                 ---------------------------------------------------


ROAD & RAIL (0.4%)
Con-way                    4,500         13,007        17,507         148,455        429,101            577,556
                                                                 ---------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.5%)
ANADIGICS                 60,200        166,282       226,482(b)      193,242        533,765            727,007
Atheros
Communications            10,200         28,290        38,490(b)      251,124        696,500            947,624
Entegris                  70,342        193,109       263,451(b)      264,486        726,090            990,576
Intersil Cl A             13,400         37,036        50,436         168,170        464,802            632,972
Microsemi                 32,922(d)      90,942       123,864(b)      438,192      1,210,437          1,648,629
ON Semiconductor          65,991(d)     163,134       229,125(b)      441,480      1,091,366          1,532,846
Silicon
Laboratories               6,600(d)      19,332(d)     25,932(b)      276,540        810,011          1,086,551
Tessera
Technologies              16,000         44,215        60,215(b)      353,760        977,594          1,331,354
Varian
Semiconductor
Equipment
Associates                 9,000         27,386        36,386(b)      255,510        777,489          1,032,999
                                                                 ---------------------------------------------------
Total                                                               2,642,504      7,288,054          9,930,558
                                                                 ---------------------------------------------------


SOFTWARE (7.6%)
Ariba                     19,100(d)      55,934(d)     75,034(b)      225,762        661,140            886,902
Informatica               12,378(d)      34,135(d)     46,513(b)      262,785        724,686            987,471
Lawson Software           45,300        124,250       169,550(b)      285,843        784,018          1,069,861
NICE Systems ADR           5,981(d)      17,091(d)     23,072(b,c)    185,232        529,308            714,540
Nuance
Communications            70,275(d)     224,185(d)    294,460(b)      921,305      2,939,065          3,860,370
Rovi                      12,062         33,153        45,215(b)      332,308        913,365          1,245,673
SuccessFactors            22,337         61,994        84,331(b)      341,533        947,888          1,289,421
                                                                 ---------------------------------------------------
Total                                                               2,554,768      7,499,470         10,054,238
                                                                 ---------------------------------------------------


SPECIALTY RETAIL (2.9%)
Abercrombie & Fitch
Cl A                       5,800(d)      16,121(d)     21,921         190,356        529,091            719,447
Aeropostale                3,600(d)       9,958        13,558(b)      135,108        373,724            508,832
Ulta Salon
Cosmetics &
Fragrance                 18,500         50,887        69,387(b)      280,090        770,429          1,050,519
Vitamin Shoppe             9,890         27,064        36,954(b)      173,767        475,514            649,281
Zumiez                    16,500(d)      48,291(d)     64,791(b)      222,255        650,480            872,735
                                                                 ---------------------------------------------------
Total                                                               1,001,576      2,799,238          3,800,814
                                                                 ---------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Deckers Outdoor            1,800          4,886         6,686(b)      161,406        438,128            599,534
Fuqui Intl                13,920(d)      38,444(d)     52,364(b,c)    285,221        787,717          1,072,938
                                                                 ---------------------------------------------------
Total                                                                 446,627      1,225,845          1,672,472
                                                                 ---------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.8%)
First Niagara
Financial Group           20,300         59,437        79,737         260,652        763,171          1,023,823
                                                                 ---------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Titan Machinery           12,800(d)      35,104(d)     47,904(b)      137,344        376,666            514,010
                                                                 ---------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES        SHARES        SHARES         VALUE(a)      VALUE(a)           VALUE(a)

                                    RIVERSOURCE     SELIGMAN                     RIVERSOURCE         SELIGMAN
                                      PARTNERS   FRONTIER FUND                    PARTNERS        FRONTIER FUND
                        SELIGMAN     SMALL CAP     PRO FORMA        SELIGMAN      SMALL CAP         PRO FORMA
                     FRONTIER FUND  GROWTH FUND     COMBINED     FRONTIER FUND   GROWTH FUND         COMBINED
TRANSPORTATION INFRASTRUCTURE (0.5%)
Aegean Marine
Petroleum Network          7,800         21,667        29,467(c)  $   183,300   $    509,175       $    692,475
--------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost:
$136,422,567)                                                     $34,673,569   $ 96,401,515       $131,075,084
--------------------------------------------------------------------------------------------------------------------



 OTHER ( -- %)

ISSUER                   SHARES        SHARES        SHARES         VALUE(a)      Value(a)           Value(a)
COMMUNICATIONS EQUIPMENT
Lantronix
  Warrants                    --          2,188         2,188(b,f)$        --   $         54       $         54
--------------------------------------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $ -- )                                                     $        --   $         54       $         54
--------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (2.6%)

                         SHARES        SHARES        SHARES         VALUE(a)      Value(a)           Value(a)
RiverSource Short-
Term Cash Fund,
0.25%                  1,176,591      2,284,974     3,461,565(e)  $ 1,176,591   $  2,284,974       $  3,461,565
--------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET
FUND
(Cost: $3,461,565)                                                $ 1,176,591   $  2,284,974       $  3,461,565
--------------------------------------------------------------------------------------------------------------------


 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (26.1%)

                         SHARES        SHARES        SHARES         VALUE(a)      Value(a)           Value(a)
CASH COLLATERAL
REINVESTMENT FUND
JPMorgan Prime
Money Market Fund      8,954,128     25,511,187    34,465,315     $ 8,954,128   $ 25,511,187       $ 34,465,315
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH
COLLATERAL RECEIVED FOR SECURITIES
ON LOAN
(Cost: $34,465,315)                                               $ 8,954,128   $ 25,511,187       $ 34,465,315
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
IN SECURITIES
(Cost:
$174,349,447)(g)                                                  $44,804,288   $124,197,730       $169,002,018
--------------------------------------------------------------------------------------------------------------------



 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS

(a) Securities are valued by policies described in Note 1 and/or 2 to the financial statements in the annual report.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities represented 4.2% of net assets.

(d) At Oct. 31, 2009, security was partially or fully on loan. See Note 5 and/or 6 to the financial statements in the annual report.

(e) Affiliated Money Market Fund -- See Note 6 and/or 7 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(f) Identifies issues considered to be illiquid as to their marketability (see
    Note 2 to the financial statements). The aggregate value of such securities at Oct. 31, 2009 was $54, representing less than 0% of net assets. Information concerning such security holdings at Oct. 31, 2009 is as follows:

                                                                          ACQUISITION
SECURITY                                                                     DATES      COST
--------------------------------------------------------------------------------------------
Lantronix
  Warrants                                                                  04/18/08     $--


(g) At Oct. 31, 2009, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                              RIVERSOURCE      SELIGMAN
                                                                               PARTNERS     FRONTIER FUND
                                                                SELIGMAN       SMALL CAP      PRO FORMA
                                                             FRONTIER FUND    GROWTH FUND      COMBINED
Cost of securities for federal income tax purposes:           $48,333,000    $126,016,000    $174,349,000
Unrealized appreciation                                       $ 2,577,000    $  3,549,000    $  6,126,000
Unrealized depreciation                                        (6,106,000)     (5,367,000)    (11,473,000)
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation                                   $(3,529,000)   $ (1,818,000)   $ (5,347,000)
---------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (BUYING FUND)

SELIGMAN GLOBAL SMALLER COMPANIES FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

Oct. 31, 2009

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Oct. 31, 2009. These statements have been derived from financial statements prepared for the RiverSource Partners International Small Cap Fund and the Seligman Global Smaller Companies Fund as of Oct. 31, 2009. RiverSource Partners International Small Cap Fund invests primarily in equity securities of non-U.S. companies. Seligman Global Smaller Companies Fund invests primarily in equity securities of smaller U.S. and non-U.S. companies and may invest in companies domiciled in any country, although it typically invests in developed countries.

Under the proposed Agreement and Plan of Reorganization, share classes of Seligman Global Smaller Companies Fund would be exchanged for share classes of RiverSource Partners International Small Cap Fund.

                  SELLING FUND                                             BUYING FUND
--------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund Class A     RiverSource Partners International Small Cap Fund Class A
--------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund Class B     RiverSource Partners International Small Cap Fund Class B
--------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund Class C     RiverSource Partners International Small Cap Fund Class C
--------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund Class R2    RiverSource Partners International Small Cap Fund Class R2*
--------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund Class R5    RiverSource Partners International Small Cap Fund Class R5*
--------------------------------------------------------------------------------------------------------------



* The inception date for the RiverSource Partners International Small Cap Fund Class R2 and Class R5 shares is expected to be on or about March 15, 2010.

Note: RiverSource Partners International Small Cap Fund also offers Class I and Class R4 shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Partners International Small Cap Fund, as if the transaction had occurred at the beginning of the fiscal year ending Oct. 31, 2009.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (BUYING FUND)

SELIGMAN GLOBAL SMALLER COMPANIES FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                      RIVERSOURCE     RIVERSOURCE
                                                                        SELIGMAN       PARTNERS        PARTNERS
                                                        RIVERSOURCE      GLOBAL      INTERNATIONAL   INTERNATIONAL
                                                         PARTNERS        SMALLER    SMALL CAP FUND  SMALL CAP FUND
                                                       INTERNATIONAL    COMPANIES      PRO FORMA       PRO FORMA
OCT. 31, 2009 (UNAUDITED)                             SMALL CAP FUND      FUND        ADJUSTMENTS      COMBINED
 ASSETS
Investments in securities, at cost
     Unaffiliated issuers                              $ 55,043,603   $ 70,516,691    $       --     $ 125,560,294
     Affiliated money market fund                         1,807,509      1,020,118            --         2,827,627
     Investments of cash collateral received for
       securities on loan                                 5,839,354     18,241,907            --        24,081,261
                                                      ------------------------------------------------------------
Investments in securities, at value
     Unaffiliated issuers*                               60,234,830     75,094,144            --       135,328,974
     Affiliated money market fund                         1,807,509      1,020,118            --         2,827,627
     Investments of cash collateral received for
       securities on loan                                 5,839,354     18,241,907            --        24,081,261
Cash                                                         69,197             --            --            69,197
Foreign currency holdings (identified cost $26,884
  for RiverSource Partners International Small Cap
  Fund and $417 for Seligman Global Smaller
  Companies Fund)                                            26,806            408            --            27,214
Capital shares receivable                                    23,722        296,420            --           320,142
Dividends and accrued interest receivable                    96,519        186,689            --           283,208
Receivable for investment securities sold                   480,146      1,328,149            --         1,808,295
Reclaims receivable                                          57,963             --            --            57,963
Unrealized appreciation on forward foreign currency
  contracts                                                   5,695          3,001            --             8,696
------------------------------------------------------------------------------------------------------------------
Total assets                                             68,641,741     96,170,836            --       164,812,577
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Disbursements in excess of cash                                  --        220,000            --           220,000
Capital shares payable                                       69,763        119,956            --           189,719
Payable for investment securities purchased                 980,000      1,119,940            --         2,099,940
Payable upon return of securities loaned                  5,839,354     18,241,907            --        24,081,261
Unrealized depreciation on forward foreign currency
  contracts                                                   1,489            801            --             2,290
Accrued investment management services fees                   1,929          2,033            --             3,962
Accrued distribution fees                                       305          1,068            --             1,373
Accrued transfer agency fees                                    361         64,400            --            64,761
Accrued administrative services fees                            138            171            --               309
Accrued plan administration services fees                         3              9            --                12
Other accrued expenses                                      107,849         94,533            --           202,382
Other payables                                                   --             17            --                17
------------------------------------------------------------------------------------------------------------------
Total liabilities                                         7,001,191     19,864,835            --        26,866,026
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock     $ 61,640,550   $ 76,306,001    $       --     $ 137,946,551
------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value for RiverSource
  Partners International Small Cap Fund and $.001
  par value for Seligman Global Smaller Companies
  Fund (Note 3)                                        $    120,551   $      7,340    $  144,973     $     272,864
Additional paid-in capital (Note 3)                      92,801,273    149,944,250      (144,973)      242,600,550
Undistributed (excess of distributions over) net
  investment income                                        (211,858)       168,370            --           (43,488)
Accumulated net realized gain (loss)                    (36,264,949)   (78,393,368)           --      (114,658,317)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                      5,195,533      4,579,409            --         9,774,942
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                            $ 61,640,550   $ 76,306,001    $       --     $ 137,946,551
------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding
  shares:                 Class A                      $ 25,159,619   $ 49,066,364    $       --     $  74,225,983
                            Class B                    $  4,125,636   $  1,814,775    $       --     $   5,940,411
                            Class C                    $    486,947   $ 23,310,950    $       --     $  23,797,897
                            Class I                    $ 31,466,684   $         --    $       --     $  31,466,684
                            Class R2                   $         --   $  1,350,351    $       --     $   1,350,351
                            Class R4                   $    401,664   $         --    $       --     $     401,664
                            Class R5                   $         --   $    763,561    $       --     $     763,561

Shares outstanding
  (Note 3):               Class A shares                  4,951,093      4,434,007     5,224,726        14,609,826
                            Class B shares                  846,784        197,153       175,491         1,219,428
                            Class C shares                  100,059      2,519,828     2,266,815         4,886,702
                            Class I shares                6,079,010             --            --         6,079,010
                            Class R2 shares                      --        124,044       141,773           265,817
                            Class R4 shares                  78,176             --            --            78,176
                            Class R5 shares                      --         65,022        82,384           147,406

Net asset value per share of outstanding capital
  stock:                  Class A                      $       5.08   $      11.07                   $        5.08
                            Class B                    $       4.87   $       9.20                   $        4.87
                            Class C                    $       4.87   $       9.25                   $        4.87
                            Class I                    $       5.18   $         --                   $        5.18
                            Class R2                   $         --   $      10.89                   $        5.08
                            Class R4                   $       5.14   $         --                   $        5.14
                            Class R5                   $         --   $      11.74                   $        5.18
------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value               $  5,502,412   $ 16,948,182    $       --     $  22,450,594
------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (BUYING FUND)

SELIGMAN GLOBAL SMALLER COMPANIES FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                     RIVERSOURCE      RIVERSOURCE
                                                                      SELIGMAN        PARTNERS         PARTNERS
                                                     RIVERSOURCE       GLOBAL       INTERNATIONAL    INTERNATIONAL
                                                      PARTNERS         SMALLER     SMALL CAP FUND   SMALL CAP FUND
                                                    INTERNATIONAL     COMPANIES       PRO FORMA        PRO FORMA
YEAR ENDED OCT. 31, 2009 (UNAUDITED)               SMALL CAP FUND       FUND         ADJUSTMENTS       COMBINED
 INVESTMENT INCOME
Income:
Dividends                                           $  1,231,492    $  1,376,830      $      --      $  2,608,322
Interest                                                     304          63,639             --            63,943
Income distributions from affiliated money market
  fund                                                     5,574           1,836             --             7,410
Income from securities lending -- net                     32,395          17,642             --            50,037
     Less foreign taxes withheld                        (136,082)        (31,730)            --          (167,812)
------------------------------------------------------------------------------------------------------------------
Total income                                           1,133,683       1,428,217             --         2,561,900
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)             496,177         800,616         33,045(a)      1,329,838
Distribution fees
     Class A                                              57,422         116,307             --           173,729
     Class B                                              42,653          16,981             --            59,634
     Class C                                               4,096         203,513             --           207,609
     Class R2                                                 --           3,872             --             3,872
Transfer agency fees (Note 2)
     Class A                                             127,765         317,271       (112,908)(b)       332,128
     Class B                                              25,296          11,816         (6,592)(b)        30,520
     Class C                                               2,343         137,350        (37,642)(b)       102,051
     Class R2                                                 --           3,259         (2,870)(b)           389
     Class R4                                                485              --             --               485
     Class R5                                                 --          27,826        (22,048)(b)         5,778
Administrative services fees (Note 2)                     38,884          21,642         43,775(c)        104,301
Plan administration services fees (Note 2)
     Class R2                                                 --           1,175            771(d)          1,946
     Class R4                                              2,426              --             --             2,426
Compensation of board members                              1,491           2,437             --             3,928
Custodian fees                                           144,675         131,891             --           276,566
Printing and postage                                      39,680          56,431             --            96,111
Registration fees (Note 2)                                43,830          88,535        (44,268)(e)        88,097
Professional fees (Note 2)                                38,052          47,159        (45,430)(f)        39,781
Other                                                      6,460          12,300             --            18,760
------------------------------------------------------------------------------------------------------------------
Total expenses                                         1,071,735       2,000,381       (194,167)        2,877,949
     Expenses waived/reimbursed by RiverSource
       Investments, LLC (Note 2)                        (319,381)             --       (337,096)(g)      (656,477)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                       752,354       2,000,381       (531,263)        2,221,472
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          381,329        (572,164)       531,263           340,428
------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
     Security transactions                           (18,799,287)    (63,751,579)            --       (82,550,866)
     Foreign currency transactions                      (654,698)        (85,110)            --          (739,808)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments              (19,453,985)    (63,836,689)            --       (83,290,674)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                  33,408,563      80,115,144             --       113,523,707
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                          13,954,578      16,278,455             --        30,233,033
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ 14,335,907    $ 15,706,291      $ 531,263      $ 30,573,461
------------------------------------------------------------------------------------------------------------------


See accompanying notes to pro forma financial statements.

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND (BUYING FUND)

SELIGMAN GLOBAL SMALLER COMPANIES FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to Oct. 31, 2009)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending Oct. 31, 2009. These statements have been derived from financial statements prepared for the RiverSource Partners International Small Cap Fund and the Seligman Global Smaller Companies Fund as of Oct. 31, 2009.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Partners International Small Cap Fund invests primarily in equity securities of non-U.S. companies.

Seligman Global Smaller Companies Fund invests primarily in equity securities of smaller U.S. and non-U.S companies and may invest in companies domiciled in any country, although it typically invests in developed countries.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Seligman Global Smaller Companies Fund in exchange for Class A, Class B, Class C, Class R2 and Class R5 shares of RiverSource Partners International Small Cap Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Partners International Small Cap Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Partners International Small Cap Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fees due to the Reorganization.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each Seligman Global Smaller Companies Fund shareholder account that will be closed on the system as a result of the Reorganization.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the reduction in registration fees due to the Reorganization.

(f) To reflect the reduction in audit fees due to the Reorganization.

(g) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (through Dec. 31, 2010) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class R2 and Class R5 shares of RiverSource Partners International Small Cap Fund at Oct. 31, 2009, in connection with the Reorganization. The pro forma adjustments on the Statement of Assets and Liabilities reflect the net effect of the issuance of additional RiverSource Partners International Small Cap Fund shares. The following table reflects the number of RiverSource Partners International Small Cap Fund shares assumed to be issued to the shareholders of the Seligman Global Smaller Companies Fund.

                                                 SHARES OF RIVERSOURCE
                                                 PARTNERS INTERNATIONAL
                                                     SMALL CAP FUND
                                               ISSUED TO SHAREHOLDERS OF       RIVERSOURCE PARTNERS
                                                    SELIGMAN GLOBAL        INTERNATIONAL SMALL CAP FUND     TOTAL PRO FORMA
                                                 SMALLER COMPANIES FUND         SHARES OUTSTANDING        SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
Class A                                                9,658,733                     4,951,093                14,609,826
----------------------------------------------------------------------------------------------------------------------------
Class B                                                  372,644                       846,784                 1,219,428
----------------------------------------------------------------------------------------------------------------------------
Class C                                                4,786,643                       100,059                 4,886,702
----------------------------------------------------------------------------------------------------------------------------
Class I                                                      N/A                     6,079,010                 6,079,010
----------------------------------------------------------------------------------------------------------------------------
Class R2*                                                265,817                           N/A                   265,817
----------------------------------------------------------------------------------------------------------------------------
Class R4                                                     N/A                        78,176                    78,176
----------------------------------------------------------------------------------------------------------------------------
Class R5*                                                147,406                           N/A                   147,406
----------------------------------------------------------------------------------------------------------------------------



* The inception date for the RiverSource Partners International Small Cap Fund Class R2 and Class R5 shares is expected to be on or about March 15, 2010.

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource Partners International Small Cap Fund

OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to pro forma combined net assets)
INVESTMENTS IN SECURITIES


 COMMON STOCKS (97.7%)(C)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
AUSTRALIA (3.9%)
Ardent Leisure
Group                      77,503             --           77,503      $    93,324     $        --        $     93,324
AJ Lucas Group                 --         98,820           98,820               --         380,843             380,843
Ausenco                        --         95,677           95,677               --         412,316             412,316
Australian Stock
Exchange                    5,200(f)          --            5,200          156,685              --             156,685
AWB                        85,400             --           85,400           93,204              --              93,204
Bendigo Bank                   --         55,450           55,450               --         449,155             449,155
Billabong Intl             15,400(f)          --           15,400          142,420              --             142,420
Bradken                    18,256             --           18,256          100,353              --             100,353
Challenger
Financial Services
Group                      48,492             --           48,492          159,383              --             159,383
Cochlear                    2,000(f)          --            2,000          114,550              --             114,550
CSR                            --        281,421          281,421               --         415,809             415,809
Emeco Holdings            272,274             --          272,274          210,434              --             210,434
Energy Resources of
Australia                   5,850             --            5,850          120,756              --             120,756
Goodman Fielder               700             --              700            1,004              --               1,004
ING Industrial Fund
Unit                      261,189(f)          --          261,189          117,937              --             117,937
Kagara                     90,000             --           90,000(b)        79,283              --              79,283
Karoon Gas
Australia                      --         69,060           69,060(b)            --         467,477             467,477
Kingsgate
Consolidated               19,900             --           19,900          134,165              --             134,165
MacArthur Coal             13,809             --           13,809          103,386              --             103,386
Macmahon Holdings         125,900             --          125,900           62,809              --              62,809
Neptune Marine
Services                  160,974             --          160,974(b)       105,215              --             105,215
NRW Holdings              132,860             --          132,860          190,790              --             190,790
Perpetual                   5,100             --            5,100          169,865              --             169,865
Seek                        5,000             --            5,000           26,863              --              26,863
Sigma
Pharmaceuticals           173,334             --          173,334          145,022              --             145,022
Sino Gold Mining           53,374             --           53,374(b)       313,171              --             313,171
South Australian
Coal                        8,129             --            8,129(b)           709              --                 709
Straits Resources          48,008             --           48,008           67,740              --              67,740
United Group                8,500             --            8,500          102,180              --             102,180
Whitehaven Coal                --        113,415          113,415               --         393,002             393,002
                                                                     -------------------------------------------------------
Total                                                                    2,811,248       2,518,602           5,329,850
                                                                     -------------------------------------------------------


AUSTRIA (0.2%)
Andritz                     3,357             --            3,357          184,850              --             184,850
EVN                         2,600             --            2,600           49,139              --              49,139
                                                                     -------------------------------------------------------
Total                                                                      233,989              --             233,989
                                                                     -------------------------------------------------------

BELGIUM (1.3%)
Barco                          --          5,413            5,413(b)            --         217,754             217,754
Compagnie
de'Entreprises              2,341             --            2,341          133,252              --             133,252
Deceuninck                  8,300             --            8,300(b)        16,977              --              16,977
Eurofins Scientific         1,500          6,160(f)         7,660           68,192         280,043             348,235
EVS Broadcast
Equipment                      --          4,017            4,017               --         295,356             295,356
D'leteren                      --            770              770               --         279,104             279,104
Mobistar                    1,700             --            1,700          116,774              --             116,774
Nyrstar                     6,507             --            6,507(b)        75,841              --              75,841
Omega Pharma                4,910             --            4,910          241,470              --             241,470
Telenet Group
Holding                     5,600             --            5,600(b)       149,243              --             149,243
                                                                     -------------------------------------------------------
Total                                                                      801,749       1,072,257           1,874,006
                                                                     -------------------------------------------------------
BERMUDA (0.8%)
Dufry South America            --         15,300           15,300               --         265,936             265,936
Platinum
Underwriters
Holdings                       --         10,280           10,280               --         367,716             367,716

 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
BERMUDA (CONT.)
Signet Jewelers             6,046             --            6,046      $   152,644     $        --        $    152,644
Textainer Group
Holdings                       --         20,700(f)        20,700               --         311,742             311,742
                                                                     -------------------------------------------------------
Total                                                                      152,644         945,394           1,098,038
                                                                     -------------------------------------------------------

BRAZIL (2.8%)
Brasil Brokers
Participacoes                  --        102,300          102,300               --         354,462             354,462
Confab Industrial          58,400             --           58,400          171,833              --             171,833
COPASA                         --         20,800           20,800               --         366,260             366,260
Cosan Industria
Comerico                       --         34,500           34,500(b)            --         365,479             365,479
Equatorial Energia          9,600             --            9,600           91,120              --              91,120
General Shopping
Brasil                         --         98,800           98,800(b)            --         399,577             399,577
Hypermarcas                    --         17,000           17,000(b)            --         341,062             341,062
Localiza Rent A Car        40,000         38,700           78,700          419,199         405,575             824,774
Minerva                    26,300             --           26,300(b)        92,323              --              92,323
Natura Cosmeticos          15,000             --           15,000          269,753              --             269,753
Suzano Papel e
Celulose                   45,029             --           45,029          391,590              --             391,590
Vivo Participacoes          6,300             --            6,300          153,448              --             153,448
                                                                     -------------------------------------------------------
Total                                                                    1,589,266       2,232,415           3,821,681
                                                                     -------------------------------------------------------

CAMBODIA (-- %)
NagaCorp                  544,000             --          544,000           67,988              --              67,988
                                                                     -------------------------------------------------------

CANADA (3.5%)
Alimentation
Couche-Tard                 7,800             --            7,800          136,783              --             136,783
Allen-Vanguard                 --        274,000(d,e)     274,000(b)            --              --                  --
Baytex Energy Trust
Unit                        2,500             --            2,500           61,178              --              61,178
Capstone Mining            48,300             --           48,300(b)       130,239              --             130,239
CCL Inds Cl B               8,600             --            8,600          178,369              --             178,369
Corus Entertainment
Series B                    8,600             --            8,600          141,282              --             141,282
Cott                       15,600             --           15,600(b)       123,313              --             123,313
Enerflex Systems
Income Fund Unit           12,800             --           12,800          168,437              --             168,437
First Quantum
Minerals                    2,200             --            2,200          150,379              --             150,379
Gammon Gold                17,600             --           17,600(b)       142,861              --             142,861
Gildan Activewear              --         12,700           12,700(b)            --         225,171             225,171
Gluskin Sheff +
Associates                     --         13,500           13,500               --         236,241             236,241
Home Capital Group          5,600             --            5,600          188,753              --             188,753
Horizon North
Logistics                  15,200             --           15,200(b)        20,353              --              20,353
IAMGOLD                     7,400             --            7,400           98,061              --              98,061
Ivanhoe Mines               5,000(f)          --            5,000(b)        53,850              --              53,850
Ivanhoe Mines               5,700             --            5,700(b)        61,374              --              61,374
Linamar                     6,300             --            6,300           87,847              --              87,847
Mercator Minerals          28,800             --           28,800(b)        64,892              --              64,892
Methanex                    4,700             --            4,700           80,988              --              80,988
New Gold                       --         92,800(f)        92,800(b)            --         338,720             338,720
Northgate Minerals         35,100             --           35,100(b)        89,784              --              89,784
Oilsands Quest                 --        275,700(f)       275,700(b)            --         330,840             330,840
Pan Orient Energy           7,000             --            7,000(b)        32,127              --              32,127
Quebecor Cl B               3,100             --            3,100           63,294              --              63,294
Ritchie Bros
Auctioneers                 3,000(f)          --            3,000           65,760              --              65,760
ShawCor Cl A               12,734             --           12,734          331,138              --             331,138
Silvercorp Metals              --         78,900           78,900               --         407,287             407,287
Tesco                       2,200             --            2,200(b)        19,096              --              19,096
Uranium One                20,500             --           20,500(b)        58,117              --              58,117
Uranium
Participation                  --         46,900           46,900(b)            --         292,340             292,340
Value Creation                 --         58,000(g)        58,000(b)            --           4,820               4,820
Viterra                        --         31,700           31,700(b)            --         301,514             301,514
Western Coal               28,300             --           28,300(b)        73,174              --              73,174
WestJet Airlines           10,200             --           10,200(b)       103,046              --             103,046
                                                                     -------------------------------------------------------
Total                                                                    2,724,495       2,136,933           4,861,428
                                                                     -------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
CHILE (0.2%)
SQM ADR                     6,441             --            6,441      $   236,707     $        --        $    236,707
                                                                     -------------------------------------------------------


CHINA (2.0%)
AsiaInfo Holdings              --         15,700(f)        15,700(b)            --         346,342             346,342
Beijing Capital
Land Series H             188,000             --          188,000           78,835              --              78,835
China Citic Bank
Series H                  212,000(f)          --          212,000          158,694              --             158,694
China Natl Building
Material Series H          66,000(f)          --           66,000          141,707              --             141,707
China Shanshui
Cement Group              185,000             --          185,000          132,104              --             132,104
China Shipping
Container Lines
Series H                  352,000             --          352,000(b)       125,974              --             125,974
China Shipping
Development Series
H                          60,000             --           60,000           84,219              --              84,219
China Vanke Series
B                         105,200             --          105,200          130,124              --             130,124
China Yurun Food
Group                      90,000             --           90,000          184,979              --             184,979
Dongfeng Motor
Group                     166,000             --          166,000          197,366              --             197,366
Intime Department
Store Group               225,000             --          225,000          157,810              --             157,810
Jiangsu Expressway
Series H                  246,000             --          246,000          218,766              --             218,766
Mindray Medical
Intl ADR                    5,400(f)          --            5,400          165,942              --             165,942
New Oriental
Education &
Technology Group
ADR                         2,900(f)          --            2,900(b)       202,536              --             202,536
Shanda Games ADR               --         22,100(f)        22,100(b)            --         220,116             220,116
Shandong Weigao
Group Medical
Polymer                    36,800             --           36,800          130,071              --             130,071
Sichuan Expressway
Series H                  222,000             --          222,000           95,658              --              95,658
VisionChina Media
ADR                         6,700             --            6,700(b)        56,012              --              56,012
                                                                     -------------------------------------------------------
Total                                                                    2,260,797         566,458           2,827,255
                                                                     -------------------------------------------------------


CZECH REPUBLIC (0.1%)
Komercni Banka                870             --              870          170,855              --             170,855
                                                                     -------------------------------------------------------


DENMARK (0.8%)
DSV                            --         17,923(f)        17,923(b)            --         278,620             278,620
GN Store Nord              14,479             --           14,479(b)        81,305              --              81,305
H Lundbeck                  9,400             --            9,400          182,085              --             182,085
Novozymes Series B          2,284             --            2,284          208,954              --             208,954
Royal Unibrew               2,878             --            2,878(b)        83,738              --              83,738
Sydbank                     5,400             --            5,400(b)       132,091              --             132,091
TrygVesta                   2,200             --            2,200          158,545              --             158,545
                                                                     -------------------------------------------------------
Total                                                                      846,718         278,620           1,125,338
                                                                     -------------------------------------------------------


EGYPT (0.1%)
Al EZZ Steel Rebars        27,714             --           27,714           81,216              --              81,216
Telecom Egypt              28,386             --           28,386           92,086              --              92,086
                                                                     -------------------------------------------------------
Total                                                                      173,302              --             173,302
                                                                     -------------------------------------------------------


FINLAND (1.1%)
Huhtamaki                  12,270             --           12,270          165,833              --             165,833
Nokian Renkaat                 --         13,999(f)        13,999               --         298,681             298,681
Outotec                        --          9,661            9,661               --         305,535             305,535
Poyry                      12,503             --           12,503          184,970              --             184,970
Ramirent                   16,700             --           16,700(b)       166,093              --             166,093
Stockmann Series B         10,588             --           10,588          271,208              --             271,208
Tieto                       9,360             --            9,360          186,918              --             186,918
                                                                     -------------------------------------------------------
Total                                                                      975,022         604,216           1,579,238
                                                                     -------------------------------------------------------


FRANCE (4.0%)
APRIL GROUP                    --         12,170(f)        12,170               --         456,347             456,347
BIC                         2,655             --            2,655          184,248              --             184,248
bioMerieux                     --          2,997(f)         2,997               --         332,614             332,614
Carbone Lorraine            4,076             --            4,076          139,643              --             139,643
Derichebourg               15,400             --           15,400           75,601              --              75,601
Eutelsat
Communications              4,050             --            4,050          128,714              --             128,714
Gameloft                       --         55,854           55,854(b)            --         266,054             266,054
Havas                      33,400             --           33,400          126,932              --             126,932
Hi-Media                    6,700             --            6,700(b)        47,757              --              47,757

 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
FRANCE (CONT.)
Imerys                         --         11,078           11,078      $        --     $   607,150        $    607,150
Michelin Series B           1,950(f)          --            1,950          144,436              --             144,436
Neopost                     2,268             --            2,268          198,461              --             198,461
Nexans                      1,576             --            1,576          111,277              --             111,277
Norbert
Dentressangle               1,285             --            1,285           88,659              --              88,659
PagesJaunes Groupe          8,100             --            8,100           99,239              --              99,239
Pierre & Vacances           1,800             --            1,800          148,328              --             148,328
Publicis Groupe             3,000(f)          --            3,000          113,981              --             113,981
Rallye                      3,698             --            3,698          125,541              --             125,541
Rhodia                      9,219             --            9,219(b)       135,829              --             135,829
Rubis                       1,200             --            1,200          110,158              --             110,158
Saft Groupe                 3,600             --            3,600          186,896              --             186,896
SEB                         2,500             --            2,500          139,131              --             139,131
Seche Environnement            --          5,060            5,060               --         431,171             431,171
Sechilienne-Sidec              --         12,817           12,817               --         518,055             518,055
Technip                     2,017             --            2,017          126,530              --             126,530
Vilmorin & Cie                 --          2,978(f)         2,978               --         326,187             326,187
Zodiac                      4,100             --            4,100          138,281              --             138,281
                                                                     -------------------------------------------------------
Total                                                                    2,569,642       2,937,578           5,507,220
                                                                     -------------------------------------------------------


GERMANY (2.6%)
Adidas                      2,700(f)          --            2,700          124,999              --             124,999
CTS Eventim                 5,058             --            5,058          257,060              --             257,060
Deutsche
Beteiligungs                2,400(f)          --            2,400           54,877              --              54,877
Dialog
Semiconductor               3,500             --            3,500(b)        30,349              --              30,349
ElringKlinger               5,600(f)      18,946(f)        24,546          110,037         372,279             482,316
Fresenius Medical
Care & Co                   3,000(f)          --            3,000          145,093              --             145,093
GERRY WEBER Intl            6,250             --            6,250          198,336              --             198,336
Hannover
Rueckversicherung           4,271             --            4,271(b)       193,657              --             193,657
Infineon
Technologies               60,232(f)          --           60,232(b)       272,079              --             272,079
Kloeckner & Co              4,501             --            4,501(b)        97,751              --              97,751
Kontron                        --         25,092(f)        25,092               --         298,553             298,553
Lanxess                     2,510             --            2,510           78,898              --              78,898
Praktiker Bau- und
Heimwerkermaerkte
Holding                        --         23,730           23,730               --         281,573             281,573
Rational                    1,045(f)          --            1,045          149,249              --             149,249
Rhon-Klinikum               6,536             --            6,536          157,909              --             157,909
Salzgitter                  1,435(f)          --            1,435          129,120              --             129,120
Suedzucker                  4,252             --            4,252           87,882              --              87,882
Takkt                       4,700             --            4,700           51,856              --              51,856
Tognum                      6,100(f)          --            6,100           93,755              --              93,755
Vossloh                     1,800(f)          --            1,800          177,350              --             177,350
Wincor Nixdorf              2,400             --            2,400          140,346              --             140,346
Wirecard                    5,700             --            5,700           72,970              --              72,970
                                                                     -------------------------------------------------------
Total                                                                    2,623,573         952,405           3,575,978
                                                                     -------------------------------------------------------


GREECE (0.1%)
Intralot-Integrated
Lottery Systems &
Services                   26,400             --           26,400          168,066              --             168,066
                                                                     -------------------------------------------------------


HONG KONG (2.1%)
ASM Pacific
Technology                     --         53,300           53,300               --         414,367             414,367
China Green
Holdings                  225,000             --          225,000          197,388              --             197,388
Comba Telecom
Systems Holdings           74,800             --           74,800           76,469              --              76,469
Geely Automobile
Holdings                  200,000             --          200,000           72,316              --              72,316
Great Eagle
Holdings                   66,000             --           66,000          174,102              --             174,102
Hong Kong Exchanges
and Clearing               19,200             --           19,200          337,975              --             337,975
Hopson Development
Holdings                   64,000             --           64,000          111,999              --             111,999
Johnson Electric
Holdings                  262,000             --          262,000(b)       115,074              --             115,074
Lifestyle Intl
Holdings                  165,500             --          165,500          265,965              --             265,965
Midland Holdings          158,000             --          158,000          134,691              --             134,691
Noble Group                99,000             --           99,000          180,966              --             180,966
Peace Mark Holdings        92,000(d,e,g)      --           92,000(b)            --              --                  --

 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
HONG KONG (CONT.)
Ports Design               41,000             --           41,000      $   110,492     $        --        $    110,492
REXCAPITAL
Financial Holdings      1,910,000             --        1,910,000          168,028              --             168,028
Sa Sa Intl Holdings            --        846,000          846,000               --         420,688             420,688
Wasion Group
Holdings                   91,500             --           91,500           76,092              --              76,092
                                                                     -------------------------------------------------------
Total                                                                    2,021,557         835,055           2,856,612
                                                                     -------------------------------------------------------


INDIA (1.5%)
Asian Paints                7,800             --            7,800          271,459              --             271,459
Balrampur Chini
Mills                      30,119             --           30,119           94,174              --              94,174
Educomp Solutions          11,000         19,535           30,535          185,207         328,911             514,118
Emco                       44,300             --           44,300           76,345              --              76,345
Housing Development
& Infrastructure           11,019             --           11,019(b)        72,966              --              72,966
Housing Development
Finance                     3,250             --            3,250          181,839              --             181,839
India Infoline             23,997             --           23,997           64,892              --              64,892
IVRCL
Infrastructures &
Projects                    8,537             --            8,537           62,100              --              62,100
Jain Irrigation
Systems                     2,800             --            2,800           45,217              --              45,217
Mahindra & Mahindra         6,800             --            6,800          131,565              --             131,565
Mundra Port and
Special Economic
Zone                       12,100             --           12,100          127,447              --             127,447
Patel Engineering          10,000             --           10,000           95,175              --              95,175
Shriram Transport
Finance                    16,300             --           16,300          134,900              --             134,900
Voltas                     24,500             --           24,500           81,107              --              81,107
Yes Bank                   18,240             --           18,240(b)        90,842              --              90,842
                                                                     -------------------------------------------------------
Total                                                                    1,715,235         328,911           2,044,146
                                                                     -------------------------------------------------------


INDONESIA (0.2%)
Perusahaan Gas
Negara                    550,000             --          550,000          204,219              --             204,219
Semen Gresik               96,500             --           96,500           68,054              --              68,054
                                                                     -------------------------------------------------------
Total                                                                      272,273              --             272,273
                                                                     -------------------------------------------------------


IRELAND (0.5%)
DCC                         5,400             --            5,400          142,177              --             142,177
Irish Life &
Permanent                  20,319             --           20,319          146,919              --             146,919
Paddy Power                 2,700             --            2,700           85,482              --              85,482
Smurfit Kappa Group        12,600             --           12,600(b)        98,042              --              98,042
United Drug                80,200             --           80,200          264,264              --             264,264
                                                                     -------------------------------------------------------
Total                                                                      736,884              --             736,884
                                                                     -------------------------------------------------------


ISRAEL (0.5%)
Bezeq Israeli
Telecommunication          65,204             --           65,204          145,663              --             145,663
Cellcom Israel              3,500             --            3,500          104,315              --             104,315
Israel Chemicals           21,634             --           21,634          252,947              --             252,947
Israel Discount
Bank Series A              69,022             --           69,022(b)       131,890              --             131,890
                                                                     -------------------------------------------------------
Total                                                                      634,815              --             634,815
                                                                     -------------------------------------------------------


ITALY (2.1%)
ACEA                        4,583             --            4,583           53,607              --              53,607
Amplifon                   37,697             --           37,697(b)       146,450              --             146,450
Bulgari                        --         55,556(f)        55,556               --         454,557             454,557
Compagnie
Industriali Riunite        74,401             --           74,401(b)       167,392              --             167,392
Credito Emiliano           20,700             --           20,700(b)       135,000              --             135,000
Danieli & C.
Officine Meccaniche         6,567             --            6,567          164,871              --             164,871
DiaSorin                       --         14,579           14,579               --         533,599             533,599
Esprinet                   11,051             --           11,051          110,719              --             110,719
Immobiliare Grande
Distribuzione                  --        158,554(f)       158,554               --         341,508             341,508
Impregilo                  43,897             --           43,897          149,896              --             149,896
Maire Tecnimont            31,900             --           31,900          132,152              --             132,152
Piaggio Group              32,054(f)          --           32,054           81,456              --              81,456
Prysmian                    6,900             --            6,900          121,310              --             121,310
Recordati                  27,200             --           27,200          211,002              --             211,002
Terna -- Rete
Elettrica Nationale        20,800             --           20,800           82,459              --              82,459
                                                                     -------------------------------------------------------
Total                                                                    1,556,314       1,329,664           2,885,978
                                                                     -------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
JAPAN (17.4%)
77 Bank                     9,000         55,000           64,000      $    51,798     $   316,542        $    368,340
ABC-MART                       --         15,100(f)        15,100               --         437,672             437,672
AEON Delight               11,200             --           11,200          171,727              --             171,727
AEON Mall                   7,500             --            7,500          157,167              --             157,167
Aichi Steel                44,000             --           44,000          210,618              --             210,618
Ain Pharmaciez              4,900             --            4,900          145,276              --             145,276
AIR WATER                      --         20,000           20,000               --         235,749             235,749
Alpen                       4,500             --            4,500           82,956              --              82,956
AS ONE                      2,300             --            2,300           42,447              --              42,447
Asics                      15,400         41,900           57,300          137,282         373,513             510,795
Benesse Holdings            3,100             --            3,100          136,696              --             136,696
Canon Marketing
Japan                          --         21,300           21,300               --         345,110             345,110
Cawachi                     7,400             --            7,400          153,539              --             153,539
Chugoku Marine
Paints                     16,000(f)          --           16,000          112,227              --             112,227
Chuo Mitsui Trust
Holdings                   23,900             --           23,900           87,286              --              87,286
Circle K Sunkus             4,700             --            4,700           64,522              --              64,522
COMSYS Holdings            10,000             --           10,000           98,838              --              98,838
Cosmos
Pharmaceutical                 --         21,000           21,000               --         540,379             540,379
CyberAgent                     --            352              352               --         457,855             457,855
Daiichikosho               16,000             --           16,000          185,501              --             185,501
Daimei Telecom
Engineering                 8,600             --            8,600           72,424              --              72,424
Dainippon Screen
Mfg                            --        126,000(f)       126,000(b)            --         535,568             535,568
Daiseki                     5,700             --            5,700          112,018              --             112,018
Doutor Nichires
Holdings                    5,500             --            5,500           79,605              --              79,605
eAccess                       130             --              130           91,182              --              91,182
Edion                      12,100(f)          --           12,100           97,734              --              97,734
EPS                            --            101              101               --         404,973             404,973
Fuji Oil                    5,400             --            5,400           81,524              --              81,524
Fuji Seal Intl              2,800             --            2,800           56,609              --              56,609
Fujikura                   14,000             --           14,000           67,506              --              67,506
Fukuoka REIT                   23             --               23          131,801              --             131,801
Glory                       6,400             --            6,400          140,833              --             140,833
Gree                           --            800              800               --          43,868              43,868
Hamamatsu Photonics         4,000(f)          --            4,000           99,655              --              99,655
Haseko                         --        210,500          210,500(b)            --         161,580             161,580
Hino Motors                    --         91,000(f)        91,000               --         336,423             336,423
Hitachi Koki                   --         32,300(f)        32,300               --         357,556             357,556
Hitachi Metals                 --         45,000(f)        45,000               --         429,355             429,355
Hogy Medical                1,400             --            1,400           75,257              --              75,257
Honeys                     10,320             --           10,320           69,534              --              69,534
HOSHIZAKI ELECTRIC             --         27,900           27,900               --         396,842             396,842
Hosiden                     5,200(f)          --            5,200           62,975              --              62,975
Ibiden                      4,600             --            4,600          164,701              --             164,701
Icom                        1,200             --            1,200           28,980              --              28,980
IT Holdings                 4,700             --            4,700           57,926              --              57,926
Jafco                          --         15,800           15,800               --         424,798             424,798
Jupiter
Telecommunications            236             --              236          215,724              --             215,724
Kakaku.com                     20            102              122           73,138         373,003             446,141
Kaken
Pharmaceutical             11,000             --           11,000           99,541              --              99,541
Kamigumi                   23,700             --           23,700          178,035              --             178,035
Kandenko                   16,000             --           16,000           98,687              --              98,687
Kanematsu                 103,000             --          103,000(b)        84,687              --              84,687
Kansai Paint               48,900             --           48,900          413,802              --             413,802
Kenedix                       170             --              170(b)        67,331              --              67,331
Kintetsu World
Express                     5,200             --            5,200          120,872              --             120,872
Kobayashi
Pharmaceutical                 --         10,200(f)        10,200               --         439,014             439,014
Kumagai Gumi               99,000             --           99,000(b)        70,062              --              70,062
Kureha                         --         47,000(f)        47,000               --         253,535             253,535
Kyowa Exeo                 16,000(f)          --           16,000          146,551              --             146,551
Leopalace21                 7,400             --            7,400           40,044              --              40,044

 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
JAPAN (CONT.)
Maeda Road
Construction               12,000             --           12,000      $    97,818     $        --        $     97,818
Makita                      4,300         13,200           17,500          142,510         437,473             579,983
Maruetsu                   22,000(f)          --           22,000          101,563              --             101,563
Megachips                   2,000             --            2,000           33,121              --              33,121
Megane TOP                  5,000(f)          --            5,000           86,134              --              86,134
Miraca Holdings             5,500             --            5,500          177,882              --             177,882
MIURA                       4,300(f)      15,000(f)        19,300          120,089         418,915             539,004
Modec                          --         22,500           22,500               --         447,119             447,119
Mori Seiki                     --         44,800           44,800               --         485,415             485,415
Morinaga Milk
Industry                   34,000(f)          --           34,000          158,644              --             158,644
Musashi Seimitsu
Industry                    1,800             --            1,800           37,352              --              37,352
Nabtesco                       --         21,000(f)        21,000               --         241,786             241,786
Nakanishi                   1,500             --            1,500          128,901              --             128,901
Net One Systems                84             --               84          110,126              --             110,126
Nippon
Accommodations Fund            17(f)          --               17           93,937              --              93,937
Nippon Carbon                  --         85,000           85,000               --         289,956             289,956
Nippon Denko                   --         68,000(f)        68,000               --         483,760             483,760
Nippon Residential
Investment                     92             --               92          242,978              --             242,978
Nishimatsuya Chain         10,200             --           10,200          102,163              --             102,163
Nishi-Nippon City
Bank                       61,000             --           61,000          150,912              --             150,912
NS Solutions                5,100             --            5,100           93,314              --              93,314
Okinawa Electric
Power                       2,370             --            2,370          127,650              --             127,650
Olympus                     3,700             --            3,700          115,495              --             115,495
OPT                            --            199              199               --         256,208             256,208
ORIX JREIT                     35             --               35          160,318              --             160,318
Osaka Securities
Exchange                       32            139              171          153,571         667,076             820,647
Pacific Golf Group
Intl Holdings                  86             --               86           58,994              --              58,994
PARCO                          --         29,200           29,200               --         255,641             255,641
POINT                       5,440(f)       4,920           10,360          321,586         290,846             612,432
Prima Meat Packers         90,000             --           90,000          104,133              --             104,133
Rohto
Pharmaceutical             15,100             --           15,100          193,101              --             193,101
San-in Godo Bank            8,000             --            8,000           69,566              --              69,566
Seven Bank                     79(f)          98              177          193,001         239,421             432,422
Shinko Plantech                --         42,000           42,000               --         429,190             429,190
Shinsei Bank               89,000             --           89,000(b)       119,642              --             119,642
So-net
Entertainment                  42(f)          --               42           91,654              --              91,654
Square Enix
Holdings                       --         23,700           23,700               --         589,988             589,988
Sugi Pharmacy                  --         10,100           10,100               --         219,375             219,375
Suruga Bank                12,500             --           12,500          112,941              --             112,941
Tamron                      6,000(f)          --            6,000           65,372              --              65,372
TBK                        35,000             --           35,000           58,747              --              58,747
TOC                         3,000             --            3,000           14,071              --              14,071
Toho Gas                   20,000(f)          --           20,000          103,720              --             103,720
Tokyo Ohka Kogyo               --         18,800           18,800               --         362,231             362,231
Topy Inds                  26,000             --           26,000           50,468              --              50,468
Torishima Pump Mfg          4,000(f)          --            4,000           69,411              --              69,411
Toyo Engineering               --         89,000           89,000               --         296,407             296,407
Toyo Tanso                    840(f)       6,700(f)         7,540           41,523         331,193             372,716
Tsumura & Co                2,700         15,700           18,400           92,916         540,290             633,206
Unicharm PetCare            3,000(f)          --            3,000          106,023              --             106,023
United Arrows              16,600(f)          --           16,600          168,751              --             168,751
Ushio                       6,800             --            6,800          106,906              --             106,906
Valor                      18,000             --           18,000          154,449              --             154,449
Wacom                          53             --               53          117,967              --             117,967
ZENRIN                      5,300             --            5,300           77,610              --              77,610
                                                                     -------------------------------------------------------
Total                                                                    9,863,648      14,145,625          24,009,273
                                                                     -------------------------------------------------------


LUXEMBOURG (0.1%)
SES FDR                     5,300             --            5,300          114,827              --             114,827
                                                                     -------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
MALAYSIA (0.2%)
Genting Plantations            --         72,500           72,500      $        --     $   129,713        $    129,713
Kulim Malaysia                 --         28,300           28,300               --          61,330              61,330
IJM                        78,260             --           78,260          109,240              --             109,240
                                                                     -------------------------------------------------------
Total                                                                      109,240         191,043             300,283
                                                                     -------------------------------------------------------


MEXICO (0.7%)
Coca-Cola Femsa ADR         1,900             --            1,900          102,486              --             102,486
Corporacion GEO
Series B                   74,800             --           74,800(b)       196,945              --             196,945
Grupo Aeroportuario
del Sureste ADR             5,230             --            5,230          212,809              --             212,809
Mexichem                  141,270             --          141,270          224,779              --             224,779
Urbi Desarrollos
Urbanos                   132,000             --          132,000(b)       253,136              --             253,136
                                                                     -------------------------------------------------------
Total                                                                      990,155              --             990,155
                                                                     -------------------------------------------------------


NETHERLANDS (2.4%)
Aalberts Inds              12,641             --           12,641          158,362              --             158,362
Accell Group                2,500             --            2,500          121,805              --             121,805
AerCap Holdings            12,400(f)          --           12,400(b)       103,912              --             103,912
Arcadis                    13,400             --           13,400          267,842              --             267,842
ASM Intl                    6,000             --            6,000          121,556              --             121,556
BinckBank                  11,235             --           11,235          222,238              --             222,238
Core Laboratories             400             --              400           41,720              --              41,720
Fugro                       5,499             --            5,499          306,255              --             306,255
Grontmij                      718             --              718           19,762              --              19,762
Imtech                     21,403             --           21,403          543,995              --             543,995
Koninklijke Vopak           3,750             --            3,750(b)       252,976              --             252,976
Qiagen                      4,999             --            4,999(b)       103,802              --             103,802
Smit Intl                   1,850             --            1,850          145,404              --             145,404
SNS Reaal                  13,718             --           13,718(b)        96,952              --              96,952
Ten Cate                   15,753(f)          --           15,753          368,752              --             368,752
Unit 4 Agresso             18,500             --           18,500(b)       439,571              --             439,571
                                                                     -------------------------------------------------------
Total                                                                    3,314,904              --           3,314,904
                                                                     -------------------------------------------------------


NORWAY (0.5%)
Atea                       17,200             --           17,200          112,952              --             112,952
Norwegian Energy               --         91,000           91,000(b)            --         245,471             245,471
Tandberg                    4,500             --            4,500          120,451              --             120,451
TGS NOPEC
Geophysical                11,600             --           11,600(b)       176,009              --             176,009
                                                                     -------------------------------------------------------
Total                                                                      409,412         245,471             654,883
                                                                     -------------------------------------------------------


PANAMA (-- %)
Thunderbird Resorts            --         63,629           63,629(b)            --          58,539              58,539
                                                                     -------------------------------------------------------

PERU (0.1%)
Hochschild Mining          21,900             --           21,900           98,388              --              98,388
                                                                     -------------------------------------------------------


PHILIPPINE ISLANDS (0.2%)
Alliance Global
Group                   1,469,000             --        1,469,000(b)       130,544              --             130,544
Robinsons Land            379,200             --          379,200           96,258              --              96,258
                                                                     -------------------------------------------------------
Total                                                                      226,802              --             226,802
                                                                     -------------------------------------------------------

POLAND (0.2%)
Getin Holding              31,657             --           31,657(b)        90,183              --              90,183
KGHM Polska Miedz           5,431             --            5,431          182,988              --             182,988
                                                                     -------------------------------------------------------
Total                                                                      273,171              --             273,171
                                                                     -------------------------------------------------------


PORTUGAL (0.1%)
Mota Engil                 18,484             --           18,484          109,787              --             109,787
Redes Energeticas
Nacionais                  13,700             --           13,700           60,069              --              60,069
                                                                     -------------------------------------------------------
Total                                                                      169,856              --             169,856
                                                                     -------------------------------------------------------


SINGAPORE (1.9%)
Ascendas Real
Estate Investment
Trust                     161,000             --          161,000          209,310              --             209,310
CDL Hospitality
Trusts                    225,000             --          225,000          251,912              --             251,912
CH Offshore               261,700             --          261,700          127,178              --             127,178

 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
SINGAPORE (CONT.)
Goodpack                       --        241,000(f)       241,000      $        --     $   217,829        $    217,829
Indofood Agri
Resources                      --        290,000          290,000(b)            --         346,294             346,294
Mapletree Logistics
Trust                     560,000             --          560,000          298,152              --             298,152
Olam Intl                 345,000(f)          --          345,000          662,402              --             662,402
SembCorp Marine            35,000             --           35,000           85,389              --              85,389
Singapore Exchange         52,000             --           52,000          294,737              --             294,737
Suntec REIT               109,000             --          109,000           92,738              --              92,738
                                                                     -------------------------------------------------------
Total                                                                    2,021,818         564,123           2,585,941
                                                                     -------------------------------------------------------


SOUTH AFRICA (1.0%)
Aquarius Platinum              --         57,384           57,384(b)            --         244,683             244,683
Barloworld                 22,364             --           22,364          139,556              --             139,556
Group Five                 27,200             --           27,200          139,297              --             139,297
Hyprop Investments         20,893             --           20,893          121,357              --             121,357
Mr Price Group             35,400             --           35,400          162,102              --             162,102
Naspers Series N           14,360             --           14,360          518,816              --             518,816
Randgold Resources
ADR                         1,600             --            1,600          106,736              --             106,736
                                                                     -------------------------------------------------------
Total                                                                    1,187,864         244,683           1,432,547
                                                                     -------------------------------------------------------


SOUTH KOREA (2.8%)
Busan Bank                  5,790             --            5,790           65,684              --              65,684
CJ Cheiljedang                 --          2,286            2,286               --         386,760             386,760
Daou Technology            10,300             --           10,300           63,851              --              63,851
Dongbu Insurance            3,130             --            3,130           95,020              --              95,020
Doosan Engineering
& Construction              8,200             --            8,200           50,229              --              50,229
GS Engineering &
Construction                   --          6,284            6,284               --         551,314             551,314
Halla Climate
Control                     8,800             --            8,800           85,594              --              85,594
HUMAX Holdings              2,042             --            2,042(b)        22,221              --              22,221
HUMAX Holdings                457             --              457            5,608              --               5,608
Hyundai Marine &
Fire Insurance              4,900             --            4,900           90,545              --              90,545
Industrial Bank of
Korea                       6,000             --            6,000(b)        72,721              --              72,721
INTOPS                      4,810             --            4,810           69,369              --              69,369
LIG Insurance               4,730             --            4,730           96,946              --              96,946
MegaStudy                   1,356          3,277            4,633          282,128         681,809             963,937
Mirae Asset
Securities                  2,891          6,213            9,104          151,186         324,911             476,097
NHN                         1,810             --            1,810(b)       267,082              --             267,082
People &
Telecommuncation            7,435             --            7,435           65,836              --              65,836
Taewoong                    1,900             --            1,900          129,620              --             129,620
Woongjin Coway              6,780             --            6,780          226,751              --             226,751
Woongjin Thinkbig           2,370             --            2,370           44,610              --              44,610
                                                                     -------------------------------------------------------
Total                                                                    1,885,001       1,944,794           3,829,795
                                                                     -------------------------------------------------------


SPAIN (0.7%)
Bolsas y Mercados
Espanoles                   4,800             --            4,800          160,002              --             160,002
Duro Felguera              10,469             --           10,469          104,051              --             104,051
Grupo Catalana
Occidente                   5,126             --            5,126          124,188              --             124,188
Obrascon Huarte
Lain                        6,400             --            6,400          170,032              --             170,032
Red Electrica de
Espana                      6,980             --            6,980          360,479              --             360,479
                                                                     -------------------------------------------------------
Total                                                                      918,752              --             918,752
                                                                     -------------------------------------------------------

SWEDEN (1.0%)
Axfood                      3,450             --            3,450          102,982              --             102,982
Bjoern Borg                    --         46,467(f)        46,467               --         364,169             364,169
East Capital
Explorer                    5,000(f)          --            5,000(b)        45,632              --              45,632
Hexagon Series B           29,453(f)          --           29,453          385,270              --             385,270
Nobia                      35,200             --           35,200(b)       218,581              --             218,581
Sweco Series B             28,900             --           28,900          227,445              --             227,445
                                                                     -------------------------------------------------------
Total                                                                      979,910         364,169           1,344,079
                                                                     -------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
SWITZERLAND (2.9%)
Adecco                      1,900(f)          --            1,900      $    84,900     $        --        $     84,900
Aryzta                      2,000             --            2,000(b)        77,391              --              77,391
Baloise Holding             1,200             --            1,200          102,746              --             102,746
Bank Sarasin & Co
Series B                    1,700             --            1,700           67,691              --              67,691
Burckhardt
Compression Holding           675             --              675           98,364              --              98,364
Clariant                   13,297(f)          --           13,297(b)       127,124              --             127,124
Dufry Group                    --          7,293(f)         7,293(b)            --         460,674             460,674
EMS-Chemie Holding            900             --              900           99,997              --              99,997
Ferrexpo                   29,529             --           29,529           71,880              --              71,880
Galenica                      400(f)          --              400          137,827              --             137,827
Geberit                     1,400             --            1,400          231,599              --             231,599
Helvetia Holding              550             --              550          175,365              --             175,365
Kuehne & Nagel Intl         2,100             --            2,100          190,268              --             190,268
Logitech Intl                  --         22,549(f)        22,549(b)            --         384,912             384,912
Panalpina
Welttransport
Holding                        --          3,299(f)         3,299               --         231,032             231,032
Sika                          160             --              160          216,914              --             216,914
Temenos Group                  --         32,950(f)        32,950(b)            --         752,036             752,036
Valora Holding                379             --              379           90,363              --              90,363
Valiant Holding                --          1,881            1,881               --         370,597             370,597
                                                                     -------------------------------------------------------
Total                                                                    1,772,429       2,199,251           3,971,680
                                                                     -------------------------------------------------------


TAIWAN (1.3%)
Catcher Technology         36,300             --           36,300           87,877              --              87,877
Cheng Shin Rubber
Ind                        45,700             --           45,700           93,911              --              93,911
China Life
Insurance                 110,000             --          110,000(b)        79,889              --              79,889
Everlight
Electronics                66,700             --           66,700          182,341              --             182,341
Formosa Intl Hotels        11,180             --           11,180          139,499              --             139,499
Huaku Development          39,000             --           39,000           92,487              --              92,487
King Yuan
Electronics               225,000             --          225,000           86,845              --              86,845
Novatek
Microelectronics           26,285             --           26,285           59,303              --              59,303
President Chain
Store                      57,000             --           57,000          128,971              --             128,971
Radiant Opto-
Electronics                48,300             --           48,300           53,743              --              53,743
Simplo Technology          38,000             --           38,000          195,135              --             195,135
Sunrex Technology          58,000             --           58,000           59,608              --              59,608
Taishin Financial
Holding                   242,000             --          242,000(b)        94,709              --              94,709
Unimicron
Technology                 64,000             --           64,000           73,025              --              73,025
Wistron                    38,388             --           38,388           64,266              --              64,266
WPG Holdings               66,000             --           66,000           90,299              --              90,299
Yuanta Financial
Holding                   370,000             --          370,000          244,181              --             244,181
                                                                     -------------------------------------------------------
Total                                                                    1,826,089              --           1,826,089
                                                                     -------------------------------------------------------


THAILAND (0.1%)
LPN Development           454,000             --          454,000           94,377              --              94,377
                                                                     -------------------------------------------------------


TURKEY (0.4%)
Anadolu Sigorta           200,357             --          200,357          165,404              --             165,404
Haci Omer Sabanchi
Holding                    28,548             --           28,548          104,389              --             104,389
Halk Bankasi               36,000             --           36,000          215,483              --             215,483
Vakiflar Bankasi
Tao Series D               48,267             --           48,267(b)       117,071              --             117,071
Yapi ve Kredi
Bankasi                        --             --               --(b)             1              --                   1
                                                                     -------------------------------------------------------
Total                                                                      602,348              --             602,348
                                                                     -------------------------------------------------------


UNITED ARAB EMIRATES (0.1%)
Lamprell                   34,351             --           34,351          114,037              --             114,037


UNITED KINGDOM (10.5%)
Acergy                     13,400             --           13,400          167,462              --             167,462
AMEC                           --         22,735           22,735               --         299,401             299,401
ARM Holdings                   --         99,703           99,703               --         242,180             242,180
Ashmore Group              17,016             --           17,016           76,025              --              76,025
ASOS                           --         54,375           54,375(b)            --         350,904             350,904
Atkins WS                  10,840             --           10,840          100,248              --             100,248

 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
UNITED KINGDOM (CONT.)
Babcock Intl Group             --         59,002           59,002      $        --     $   585,698        $    585,698
Barratt
Developments               21,600             --           21,600(b)        47,683              --              47,683
Beazley                    66,600             --           66,600          116,853              --             116,853
BowLeven                   62,009             --           62,009(b)        88,411              --              88,411
Cape                       29,122             --           29,122(b)       119,398              --             119,398
Capita Group               24,655             --           24,655          307,902              --             307,902
Capital & Regional        180,994             --          180,994(b)       100,544              --             100,544
Chemring Group              3,800         15,593           19,393          164,538         675,167             839,705
Chloride Group                 --        134,935          134,935               --         356,217             356,217
Close Brothers
Group                      14,576         44,426           59,002          167,599         510,821             678,420
Cobham                     43,000             --           43,000          154,496              --             154,496
Connaught                      --         53,271           53,271               --         353,192             353,192
Cookson Group              13,773             --           13,773(b)        82,178              --              82,178
CSR                        13,800             --           13,800(b)       100,717              --             100,717
Dairy Crest Group          24,989             --           24,989          163,793              --             163,793
Debenhams                 107,976             --          107,976          137,644              --             137,644
Domino's Pizza UK &
IRL                            --         80,333           80,333               --         401,870             401,870
Electrocomponents           9,200             --            9,200           22,066              --              22,066
Eurasian Natural
Resources                   7,337             --            7,337           99,833              --              99,833
Fidessa Group               2,676             --            2,676           52,459              --              52,459
Galiform                  135,200             --          135,200(b)       165,961              --             165,961
GAME Group                     --         84,065           84,065               --         203,974             203,974
GKN                        55,879             --           55,879(b)        97,875              --              97,875
Hampson Inds                   --        239,520          239,520               --         284,729             284,729
Home Retail Group          41,265             --           41,265          196,389              --             196,389
Hunting                        --         34,269           34,269               --         294,331             294,331
IG Group Holdings              --         80,249           80,249               --         396,774             396,774
Inchcape                  200,419             --          200,419(b)        96,116              --              96,116
Infinity Bio-Energy            --        340,514(d,e,g)   340,514(b)            --              --                  --
Intertek Group             14,000             --           14,000          287,607              --             287,607
Intl Personal
Finance                    68,749             --           68,749          230,963              --             230,963
James Fisher & Sons            --         39,396           39,396               --         280,119             280,119
Jardine Lloyd
Thompson Group             14,800             --           14,800          110,097              --             110,097
JD Wetherspoon             16,100             --           16,100          121,337              --             121,337
Keller Group               22,700             --           22,700          265,576              --             265,576
Laird                      10,700             --           10,700           25,577              --              25,577
Mears Group                    --         92,791           92,791               --         428,449             428,449
Misys                      50,200             --           50,200(b)       169,923              --             169,923
Mondi                      37,258             --           37,258          205,633              --             205,633
N Brown Group              24,000        104,127          128,127          102,593         445,114             547,707
Natl Express Group         25,238             --           25,238          134,235              --             134,235
Next                        8,186             --            8,186          240,131              --             240,131
Pace                       27,355             --           27,355           99,050              --              99,050
Petrofac                    5,100             --            5,100           78,486              --              78,486
Regus                      64,200             --           64,200          107,222              --             107,222
Rightmove                  20,200         39,574           59,774          174,245         341,365             515,610
Rotork                      4,848             --            4,848           90,200              --              90,200
RPS Group                  35,000             --           35,000          119,997              --             119,997
Schroders                  10,000             --           10,000          179,790              --             179,790
Serco Group                46,000             --           46,000          380,501              --             380,501
Smith & Nephew              9,488             --            9,488           83,864              --              83,864
Sports Direct Intl         67,379             --           67,379          107,565              --             107,565
Tullett Prebon             27,406             --           27,406          162,637              --             162,637
Tullow Oil                  5,300             --            5,300          102,662              --             102,662
Ultra Electronics
Holdings                       --         28,530           28,530               --         615,760             615,760
VT Group                       --         69,318           69,318               --         616,982             616,982
Xchanging                      --        112,469          112,469               --         410,760             410,760
                                                                     -------------------------------------------------------
Total                                                                    6,406,081       8,093,807          14,499,888
                                                                     -------------------------------------------------------



 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
UNITED STATES (22.7%)
Acadia
Pharmaceuticals                --         67,888           67,888(b)   $        --     $    88,254        $     88,254
Akamai Technologies            --         16,300(f)        16,300(b)            --         358,600             358,600
Alexion
Pharmaceuticals             4,530(f)          --            4,530(b)       201,177              --             201,177
Allied Nevada Gold             --         24,600(f)        24,600(b)            --         234,930             234,930
AMCOL Intl                     --          9,600(f)         9,600               --         249,984             249,984
Ameron Intl                    --          4,600            4,600               --         271,308             271,308
AmSurg                         --         18,950           18,950(b)            --         399,277             399,277
Anworth Mtge Asset             --         41,600(f)        41,600               --         296,608             296,608
Applied Industrial
Technologies                   --         16,700           16,700               --         337,841             337,841
AptarGroup                     --          9,200            9,200               --         324,852             324,852
Arena
Pharmaceuticals                --         80,315(f)        80,315(b)            --         283,512             283,512
Ariba                          --         25,200(f)        25,200(b)            --         297,864             297,864
ARRIS Group                    --         25,200(f)        25,200(b)            --         258,552             258,552
Artio Global
Investors                      --         14,100           14,100(b)            --         331,491             331,491
Atwood Oceanics            10,009             --           10,009(b)       355,218              --             355,218
BioMarin
Pharmaceuticals             5,576(f)          --            5,576(b)        86,763              --              86,763
BPZ Resources                  --         42,400           42,400(b)            --         267,120             267,120
Bristow Group               2,000(f)          --            2,000(b)        58,300              --              58,300
Brocade
Communications
Sytems                         --         30,200           30,200(b)            --         259,116             259,116
Cal Dive Intl                  --         42,800           42,800(b)            --         328,704             328,704
Capstead Mtge                  --         25,100           25,100               --         330,316             330,316
Carlisle Companies             --          9,100            9,100               --         282,464             282,464
Carpenter
Technology                     --         13,800           13,800               --         290,214             290,214
Carter's                       --         12,300           12,300(b)            --         290,280             290,280
Cato Cl A                      --         13,400(f)        13,400               --         264,114             264,114
Centene                        --         19,200           19,200(b)            --         342,336             342,336
Central European
Distribution                7,309(f)          --            7,309(b)       227,384              --             227,384
CIRCOR Intl                    --          8,400            8,400               --         228,900             228,900
Cogdell Spencer                --         60,000           60,000               --         278,400             278,400
Comverse Technology            --         32,800           32,800(b)            --         275,028             275,028
CRA Intl                       --         16,800(f)        16,800(b)            --         415,800             415,800
Crane                          --          9,300            9,300               --         259,005             259,005
CreXus Investment              --         12,700           12,700(b)            --         180,086             180,086
Cubic                          --          6,400            6,400               --         222,144             222,144
Dollar Financial               --         12,800(f)        12,800(b)            --         240,256             240,256
DSP Group                      --         31,800           31,800(b)            --         183,804             183,804
DSW Cl A                       --         20,900           20,900(b)            --         401,280             401,280
Duff & Phelps Cl A             --         15,500(f)        15,500               --         266,445             266,445
EF Johnson
Technologies                   --         49,700           49,700(b)            --          67,095              67,095
EMCOR Group                    --         14,300(f)        14,300(b)            --         337,767             337,767
Emulex                         --         34,000           34,000(b)            --         343,400             343,400
First Busey                    --         30,757           30,757               --         119,030             119,030
First Financial
Holdings                       --         15,900(f)        15,900               --         214,491             214,491
Flowers Foods                  --         14,850(f)        14,850               --         346,896             346,896
Flushing Financial             --         30,200           30,200               --         339,146             339,146
FMC Technologies            1,930             --            1,930(b)       101,518              --             101,518
Force Protection               --         45,200           45,200(b)            --         198,880             198,880
GeoEye                         --         11,000(f)        11,000(b)            --         279,070             279,070
Golden Star
Resources                  30,500             --           30,500(b)        94,916              --              94,916
Great Lakes Dredge
& Dock                         --         51,500           51,500               --         315,695             315,695
Grubb & Ellis                  --        179,500(f)       179,500(b)            --         267,455             267,455
Grubb & Ellis                  --          2,200(g)         2,200(b)            --         220,000             220,000
H&E Equipment
Services                       --         26,700(f)        26,700(b)            --         283,020             283,020
Hatteras Financial             --          2,300(f)         2,300               --          64,630              64,630
Hudson Valley
Holding                        --         12,400(f)        12,400               --         310,000             310,000
Illumina                    2,307(f)          --            2,307(b)        74,055              --              74,055
Imation                        --         38,400(f)        38,400               --         338,688             338,688
Incyte                         --         33,800(f)        33,800(b)            --         199,082             199,082
Inspire
Pharmaceuticals                --         44,100           44,100(b)            --         197,127             197,127
Integral Systems               --         26,900(f)        26,900(b)            --         225,960             225,960

 COMMON STOCKS (CONTINUED)

ISSUER                   SHARES          SHARES          SHARES         VALUE(a)        Value(a)            Value(a)

                                                       RIVERSOURCE                                         RIVERSOURCE
                                                        PARTNERS                                            PARTNERS
                       RIVERSOURCE      SELIGMAN      INTERNATIONAL    RIVERSOURCE      SELIGMAN          INTERNATIONAL
                        PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                      INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER            PRO FORMA
                     SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
UNITED STATES (CONT.)
Investors Real
Estate Trust                   --         39,700(f)        39,700      $        --     $   332,289        $    332,289
Jaguar Mining                  --         35,400(f)        35,400(b)            --         297,714             297,714
JDA Software Group             --         15,700           15,700(b)            --         311,488             311,488
Kansas City Life
Insurance                      --          6,700(f)         6,700               --         179,828             179,828
King
Pharmaceuticals                --         33,900           33,900(b)            --         343,407             343,407
Kirby                          --          9,200(f)         9,200(b)            --         310,960             310,960
Knot                           --         36,328(f)        36,328(b)            --         387,620             387,620
Lance                          --         13,800           13,800               --         332,856             332,856
Leap Wireless Intl             --         18,900(f)        18,900(b)            --         249,858             249,858
LHC Group                      --         11,200(f)        11,200(b)            --         312,592             312,592
Lincoln Educational
Services                       --         16,200(f)        16,200(b)            --         321,084             321,084
ManTech Intl Cl A              --          6,800            6,800(b)            --         298,248             298,248
MAXIMUS                        --          6,200            6,200               --         286,812             286,812
MB Financial                   --          8,600(f)         8,600               --         153,768             153,768
Medicines                      --         45,400(f)        45,400(b)            --         326,426             326,426
MEDNAX                         --          6,500(f)         6,500(b)            --         337,480             337,480
MFA Financial                  --         41,900(f)        41,900               --         310,898             310,898
Michael Baker                  --          7,500(f)         7,500(b)            --         267,750             267,750
NBTY                           --          8,200            8,200(b)            --         298,562             298,562
NETGEAR                        --         18,200           18,200(b)            --         331,786             331,786
Neutral Tandem                 --         14,900(f)        14,900(b)            --         314,241             314,241
Northern Oil and
Gas                            --         32,000           32,000(b)            --         291,840             291,840
Novatel Wireless               --         37,700(f)        37,700(b)            --         336,284             336,284
Oceaneering Intl            2,585             --            2,585(b)       132,094              --             132,094
Odyssey HealthCare             --         27,000           27,000(b)            --         376,380             376,380
OfficeMax                      --         29,300           29,300(b)            --         334,899             334,899
Old Natl Bancorp               --         29,700           29,700               --         307,989             307,989
OSI Systems                    --         16,900(f)        16,900(b)            --         331,747             331,747
Park
Electrochemical                --         12,400           12,400               --         278,752             278,752
Parkervision                   --         47,200(f)        47,200(b)            --         130,744             130,744
Portland General
Electric                       --         16,600           16,600               --         308,594             308,594
Prospect Capital               --         32,200(f)        32,200               --         319,746             319,746
Quidel                         --         23,100(f)        23,100(b)            --         330,330             330,330
Regis                          --         22,800           22,800               --         370,272             370,272
Rentech                        --        198,100(f)       198,100(b)            --         247,625             247,625
ResCare                        --         27,100           27,100(b)            --         326,013             326,013
Retail Ventures                --         51,700(f)        51,700(b)            --         331,397             331,397
Rigel
Pharmaceuticals                --         57,354(f)        57,354(b)            --         367,639             367,639
Rosetta Resources              --         23,500           23,500(b)            --         317,955             317,955
RSC Holdings                   --         40,000(f)        40,000(b)            --         269,600             269,600
SeaChange Intl                 --         32,500           32,500(b)            --         220,025             220,025
Shutterfly                     --         16,800(f)        16,800(b)            --         236,880             236,880
SRA Intl Cl A                  --         14,000           14,000(b)            --         262,640             262,640
Swift Energy                   --         13,500           13,500(b)            --         285,930             285,930
TAL Intl Group                 --         23,700(f)        23,700               --         281,082             281,082
Terex                          --         18,400(f)        18,400(b)            --         372,048             372,048
Titanium Asset
Management                     --         95,000(g)        95,000(b)            --         237,500             237,500
Trimble Navigation             --          5,400(f)         5,400(b)            --         113,238             113,238
TTM Technologies               --         23,500           23,500(b)            --         238,995             238,995
Unisource Energy               --         11,700           11,700               --         337,896             337,896
Universal Stainless
& Alloy Products               --         16,400(f)        16,400(b)            --         247,476             247,476
Virgin Media                5,600(g)          --            5,600           78,232              --              78,232
W&T Offshore                   --         25,000(f)        25,000               --         291,250             291,250
Westar Energy                  --         16,600           16,600               --         317,890             317,890
World Acceptance               --          7,300(f)         7,300(b)            --         183,157             183,157
World Fuel Services         1,900(f)          --            1,900           96,615              --              96,615
Zebra Technologies
Cl A                           --          9,000(f)         9,000(b)            --         225,000             225,000
                                                                     -------------------------------------------------------
Total                                                                    1,506,272      29,740,797          31,247,069
----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:
$124,108,204)                                                          $60,228,520     $74,530,810        $134,759,330
----------------------------------------------------------------------------------------------------------------------------

 BONDS (0.1%)(C)

                               PRINCIPAL       PRINCIPAL       PRINCIPAL
ISSUER          COUPON RATE      AMOUNT          AMOUNT          AMOUNT         VALUE(a)        Value(a)            Value(a)


                                                              RIVERSOURCE                                          RIVERSOURCE
                                                                PARTNERS                                            PARTNERS
                              RIVERSOURCE       SELIGMAN     INTERNATIONAL    RIVERSOURCE       SELIGMAN          INTERNATIONAL
                                PARTNERS         GLOBAL      SMALL CAP FUND     PARTNERS         GLOBAL          SMALL CAP FUND
                             INTERNATIONAL      SMALLER        PRO FORMA     INTERNATIONAL      SMALLER             PRO FORMA
                             SMALL CAP FUND  COMPANIES FUND     COMBINED     SMALL CAP FUND  COMPANIES FUND         COMBINED
CANADA (0.1%)
Scorpio Mining
  Cv
  03-05-11          7.00%         $--           $238,400(g)     $238,400          $--           $202,242            $202,242
UNITED STATES
(-- %)
Nova Biosource
Fuels
  Sr Secured
     Cv
  09-30-12         10.00           --            948,707(i)      948,707           --              2,372               2,372
---------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS
(Cost:
$1,182,593)                                                                       $--           $204,614            $204,614
---------------------------------------------------------------------------------------------------------------------------------




 PREFERRED STOCKS & OTHER (0.3%)

ISSUER                                     SHARES      SHARES          SHARES          VALUE(a)      Value(a)      Value(a)
MALAYSIA (-- %)
IJM
  Warrants                                   7,826(g)        --           7,826(b,c) $     2,754   $        --   $      2,754
UNITED KINGDOM (-- %)
Laird
  Rights                                     5,350           --           5,350(b,c)       3,556            --          3,556
Titanium Asset Management
  Warrants                                      --       95,000(g,d)     95,000(b,c)          --            --             --
UNITED STATES (0.3%)
Callaway Golf Series B
  Cv                                            --        2,700(i)        2,700               --       310,986        310,986
Oilsands Quest
  Warrants                                      --       98,350(g)       98,350(b)            --        47,734         47,734
Rentech
  Warrants                                      --        7,000(d,g)      7,000(b)            --            --             --
                                                                                     ------------------------------------------
Total                                                                                         --       358,720        358,720
-------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $269,497)                                                                     $     6,310   $   358,720   $    365,030
-------------------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (2.0%)

                                           SHARES      SHARES          SHARES          VALUE(a)      Value(a)      Value(a)
RiverSource Short-Term Cash Fund,
0.25%                                    1,807,509    1,020,118       2,827,627(h)   $ 1,807,509   $ 1,020,118   $  2,827,627
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,827,627)                                                                   $ 1,807,509   $ 1,020,118   $  2,827,627
-------------------------------------------------------------------------------------------------------------------------------


 INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (17.5%)

                                           SHARES      SHARES          SHARES          VALUE(a)      Value(a)      Value(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund         5,839,354   18,241,907      24,081,261      $ 5,839,354   $18,241,907   $ 24,081,261
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN
(Cost: $24,081,261)                                                                  $ 5,839,354   $18,241,907   $ 24,081,261
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $152,469,182)(j)                                                              $67,881,693   $94,356,169   $162,237,862
-------------------------------------------------------------------------------------------------------------------------------

 SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Oct. 31, 2009:

                         PERCENTAGE OF
                           PRO FORMA
                           COMBINED
INDUSTRY                  NET ASSETS             VALUE           VALUE               VALUE

                                                                                  RIVERSOURCE
                                                                                   PARTNERS
                                              RIVERSOURCE      SELIGMAN          INTERNATIONAL
                                               PARTNERS         GLOBAL          SMALL CAP FUND
                                             INTERNATIONAL      SMALLER            PRO FORMA
                                            SMALL CAP FUND  COMPANIES FUND         COMBINED
Aerospace & Defense           2.2%            $   561,227     $ 2,414,782        $  2,976,009
Air Freight &
Logistics                     0.5                 209,531         448,861             658,392
Airlines                      0.1                 103,046              --             103,046
Auto Components               1.0                 715,799         670,960           1,386,759
Automobiles                   0.3                 482,703              --             482,703
Beverages                     0.4                 536,921              --             536,921
Biotechnology                 0.9                 287,940         938,487           1,226,427
Building Products             0.4                 248,576         271,308             519,884

Capital Markets               3.3               1,606,613       2,949,113           4,555,726
Chemicals                     2.2               2,235,846         851,515           3,087,361
Commercial Banks              3.3               2,260,370       2,266,502           4,526,872
Commercial Services
& Supplies                    2.5               1,356,825       2,077,580           3,434,405
Communications
Equipment                     1.8                 319,565       2,181,102           2,500,667
Computers &
Peripherals                   1.3                 698,320       1,059,884           1,758,204
Construction &
Engineering                   4.6               3,499,800       2,867,627           6,367,427
Construction
Materials                     0.7                 341,865         607,150             949,015
Consumer Finance              0.6                 365,863         423,413             789,276
Containers &
Packaging                     0.6                 498,853         324,852             823,705
Distributors                  0.5                  96,116         624,214             720,330
Diversified
Consumer Services             1.8                 806,567       1,702,076           2,508,643
Diversified
Financial Services            1.8               1,463,694       1,063,850           2,527,544
Diversified
Telecommunication
Services                      0.5                 386,992         314,241             701,233
Electric Utilities            1.2                 710,847         964,380           1,675,227
Electrical
Equipment                     1.5               1,060,235         977,366           2,037,601
Electronic
Equipment,
Instruments &
Components                    1.6               1,070,575       1,180,486           2,251,061
Energy Equipment &
Services                      2.8               2,408,693       1,504,414           3,913,107
Entertainment                 0.2                      --         310,986             310,986
Food & Staples
Retailing                     2.0               1,999,776         759,754           2,759,530
Food Products                 2.9               1,349,258       2,597,029           3,946,287
Gas Utilities                 0.3                 418,097              --             418,097
Health Care
Equipment &
Supplies                      1.8               1,314,737       1,196,543           2,511,280
Health Care
Providers &
Services                      2.3               1,039,012       2,094,078           3,133,090
Hotels, Restaurants
& Leisure                     1.1               1,037,327         460,409           1,497,736
Household Durables            1.8               1,473,036         956,609           2,429,645
Household Products            0.2                      --         341,062             341,062
Independent Power
Producers & Energy
Traders                       0.4                      --         518,055             518,055
Industrial
Conglomerates                 1.1                 756,082         698,273           1,454,355
Insurance                     1.9               1,656,174       1,003,891           2,660,065
Internet & Catalog
Retail                        1.0                 350,838       1,032,898           1,383,736
Internet Software &
Services                      1.3                 586,907       1,163,091           1,749,998
IT Services                   1.5                 634,206       1,484,420           2,118,626
Leisure Equipment &
Products                      0.1                 187,177              --             187,177
Life Sciences Tools
& Services                    0.7                 246,049         685,016             931,065
Machinery                     3.6               1,964,030       2,938,214           4,902,244
Marine                        0.5                 400,461         310,960             711,421
Media                         2.5               2,443,836       1,055,428           3,499,264
Metals                        0.1                      --         202,242             202,242
Metals & Mining               4.5               2,936,905       3,224,123           6,161,028
Multiline Retail              1.2               1,072,758         587,038           1,659,796
Multi-Utilities               0.1                 113,676              --             113,676
Office Electronics            0.3                 198,461         225,000             423,461
Oil, Gas &
Consumable Fuels              3.1                 559,866       3,760,694           4,320,560
Other Industry                 --                      --           2,372               2,372
Paper & Forest
Products                      0.4                 597,223              --             597,223
Personal Products             0.7                 269,753         737,576           1,007,329
Pharmaceuticals               1.6                 778,645       1,407,250           2,185,895
Professional
Services                      1.0                 992,490         415,800           1,408,290
Real Estate
Investment Trusts
(REITs)                       2.8               1,692,407       2,134,735           3,827,142
Real Estate
Management &
Development                   2.0               1,486,353       1,241,494           2,727,847
Road & Rail                   0.9                 553,434         684,195           1,237,629
Semiconductors &
Semiconductor
Equipment                     1.7                 724,592       1,674,472           2,399,064
Software                      2.5                 661,953       2,783,888           3,445,841
Specialty Retail              3.6               1,607,493       3,361,656           4,969,149
Textiles, Apparel &
Luxury Goods                  2.0               1,082,281       1,707,690           2,789,971
Thrifts & Mortgage
Finance                       0.7                 370,592         553,637             924,229
Trading Companies &
Distributors                  1.6                 739,931       1,483,285           2,223,216
Transportation
Infrastructure                0.9               1,231,095              --           1,231,095
Water Utilities               0.3                      --         366,260             366,260
Wireless
Telecommunication
Services                      0.5                 374,537         249,858             624,395
Other(1)                     19.5               7,646,863      19,262,025          26,908,888
---------------------------------------------------------------------------------------------------
Total                                         $67,881,693     $94,356,169        $162,237,862
---------------------------------------------------------------------------------------------------


(1)  Cash & Cash Equivalents.

 INVESTMENTS IN DERIVATIVES
 FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCT. 31, 2009
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
                                                   CURRENCY TO BE            CURRENCY TO BE         UNREALIZED      UNREALIZED
EXCHANGE DATE                                         DELIVERED                 RECEIVED           APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                    5,801                     8,536       $   --          $    (1)
                                               European Monetary Unit               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                  120,626                   117,422           --             (158)
                                                          Swiss Franc               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                   12,062                     7,360           16               --
                                                          U.S. Dollar             British Pound
-------------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                   85,312                    58,005           42               --
                                                          U.S. Dollar    European Monetary Unit
-------------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                   24,262                    16,479           --              (13)
                                                          U.S. Dollar    European Monetary Unit
-------------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                   87,016                 7,924,768        1,028               --
                                                          U.S. Dollar              Japanese Yen
-------------------------------------------------------------------------------------------------------------------------------
Nov. 3, 2009                                                   19,415                    32,155          293               --
                                                        British Pound               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 3, 2009                                                    2,930                     4,350           38               --
                                               European Monetary Unit               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 3, 2009                                                  112,009                    75,428           --           (1,017)
                                                          U.S. Dollar    European Monetary Unit
-------------------------------------------------------------------------------------------------------------------------------
Nov. 3, 2009                                                    4,034                     4,102           --              (36)
                                                          U.S. Dollar               Swiss Franc
-------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                   37,873                    62,270          117               --
                                                        British Pound               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                   44,060                    64,958          123               --
                                               European Monetary Unit               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                    4,795                     5,243           --              (78)
                                                          U.S. Dollar         Australian Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                   12,318                    13,317           --              (21)
                                                          U.S. Dollar           Canadian Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                   41,330                    28,061           --              (39)
                                                          U.S. Dollar    European Monetary Unit
-------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                  200,616                18,334,373        3,077               --
                                                          U.S. Dollar              Japanese Yen
-------------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                    4,006                     4,106           --               (3)
                                                          U.S. Dollar               Swiss Franc
-------------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2009                                                   13,609                    14,989           --             (123)
                                                          U.S. Dollar         Australian Dollar
-------------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2009                                                  120,325                10,916,973          961               --
                                                          U.S. Dollar              Japanese Yen
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $5,695          $(1,489)
-------------------------------------------------------------------------------------------------------------------------------

 FORWARD FOREIGN CURRENCY CONTRACTS OPEN (CONTINUED)
SELIGMAN GLOBAL SMALLER COMPANIES FUND
                                                        CURRENCY TO BE      CURRENCY TO BE      UNREALIZED      UNREALIZED
EXCHANGE DATE                                             DELIVERED            RECEIVED        APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                     82,503              80,343       $   --          $   (77)
                                                            Swiss Franc         U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                    114,551              69,757           --              (75)
                                                            U.S. Dollar       British Pound
---------------------------------------------------------------------------------------------------------------------------
Nov. 2, 2009                                                     29,826              41,802            6               --
                                                            U.S. Dollar    Singapore Dollar
---------------------------------------------------------------------------------------------------------------------------
Nov. 3, 2009                                                    142,542             101,844          120               --
                                                       Singapore Dollar         U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2009                                                  7,481,678              82,471           --             (649)
                                                           Japanese Yen         U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2009                                                    184,477             168,734        2,760               --
                                                      Australian Dollar         U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Nov. 12, 2009                                                     8,497               7,962          115               --
                                                        Canadian Dollar         U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $3,001          $  (801)
---------------------------------------------------------------------------------------------------------------------------
Pro forma Combined Total                                                                          $8,696          $(2,290)
---------------------------------------------------------------------------------------------------------------------------


NOTES TO COMBINED PORTFOLIO OF INVESTMENTS


(a) Securities are valued by policies described in Note 2 to the financial statements in the annual report.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Negligible market value.

(e) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(f) At Oct. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements in the annual report.

(g) Identifies issues considered to be illiquid as to their marketability (see
    Note 2 to the financial statements in the annual report). The aggregate value of such securities at Oct. 31, 2009, was $793,282, representing 0.6% of net assets. Information concerning such security holdings at Oct. 31, 2009, is as follows:

SECURITY                                                              ACQUISITION DATES        COST
------------------------------------------------------------------------------------------------------
Grubb & Ellis                                                                    10-23-09   $  220,000
IJM
  Warrants                                                                       09-29-09          562
Infinity Bio-Energy                                                05-16-06 thru 05-14-07    1,537,569
Oilsands Quest
  Warrants                                                         12-04-07 thru 05-01-09           --
Peace Mark Holdings                                                              06-04-08      102,024
Rentech
  Warrants                                                                       04-20-07           --
Scorpio Mining
  7.00% Cv 2011                                                                  05-02-08      233,886
Titanium Asset Management                                                        06-13-07      570,000
Titanium Asset Management
  Warrants                                                                       06-13-07           --
Value Creation                                                     08-10-06 thru 04-30-07      591,585
Virgin Media                                                                     08-19-09       57,790


(h) Affiliated Money Market Fund -- See Note 8 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(i) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $313,358 or 0.2% of net assets.

(j) At Oct. 31, 2009, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                             RIVERSOURCE
                                                                                              PARTNERS
                                                           RIVERSOURCE       SELIGMAN       INTERNATIONAL
                                                            PARTNERS          GLOBAL       SMALL CAP FUND
                                                          INTERNATIONAL       SMALLER         PRO FORMA
                                                         SMALL CAP FUND   COMPANIES FUND      COMBINED
Cost of securities for federal income tax purposes:        $63,186,037      $96,288,735     $159,474,772
Unrealized appreciation                                    $ 7,263,994      $ 6,788,854     $ 14,052,848
Unrealized depreciation                                     (2,568,338)      (8,721,420)     (11,289,758)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation/depreciation                   $ 4,695,656      $(1,932,566)    $  2,763,090
---------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

RIVERSOURCE GOVERNMENT MONEY MARKET FUND (BUYING FUND)

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATION

June 30, 2009

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending June 30, 2009. These statements have been derived from financial statements prepared for the RiverSource Government Money Market Fund and the RiverSource Tax-Exempt Money Market Fund as of June 30, 2009. RiverSource Government Money Market Fund invests primarily in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. RiverSource Tax-Exempt Money Market Fund invests primarily in short-term debt obligations whose interest is exempt from federal income taxes.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Tax-Exempt Money Market Fund would be exchanged for share classes of RiverSource Government Money Market Fund.

                   SELLING FUND                                         BUYING FUND
-----------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market Fund Class A*    RiverSource Government Money Market Fund Class A
-----------------------------------------------------------------------------------------------------



* The single class of shares of RiverSource Tax-Exempt Money Market Fund is referred to as Class A.

Note: RiverSource Government Money Market Fund also offers Class B, Class C, Class R2 and Class R5 shares.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Government Money Market Fund, as if the transaction had occurred at the beginning of the fiscal year ending June 30, 2009.

RIVERSOURCE GOVERNMENT MONEY MARKET FUND (BUYING FUND)

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                   RIVERSOURCE             RIVERSOURCE
                                                                                   GOVERNMENT              GOVERNMENT
                                                       RIVERSOURCE   RIVERSOURCE  MONEY MARKET            MONEY MARKET
                                                       GOVERNMENT    TAX-EXEMPT       FUND                    FUND
                                                      MONEY MARKET  MONEY MARKET    PRO FORMA               PRO FORMA
JUNE 30, 2009 (UNAUDITED)                                 FUND          FUND       ADJUSTMENTS              COMBINED
 ASSETS
Investments in securities, at cost
  Unaffiliated issuers                                $134,286,900   $90,976,474       $--                $225,263,374
  Affiliated money market fund                                  --     2,991,937        --                   2,991,937
                                                      ----------------------------------------------------------------
Investments in securities, at value
  Unaffiliated issuers                                 134,286,900    90,976,474        --                 225,263,374
  Affiliated money market fund                                  --     2,991,937        --                   2,991,937
Cash                                                       240,846       305,120        --                     545,966
Capital shares receivable                                  305,364       174,787        --                     480,151
Dividends and accrued interest receivable                       --        92,668        --                      92,668
Receivable for investment securities sold                       --       480,000        --                     480,000
Prepaid expense                                                 --        11,493        --                      11,493
Other assets                                                 4,456            --        --                       4,456
----------------------------------------------------------------------------------------------------------------------
Total assets                                           134,837,566    95,032,479        --                 229,870,045
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Dividends payable to shareholders                           21,887           148        --                      22,035
Capital shares payable                                     529,616       385,489        --                     915,105
Accrued investment management services fees                  1,213           858        --                       2,071
Accrued distribution fees                                    6,858        16,642        --                      23,500
Accrued transfer agency fees                               163,453           273        --                     163,726
Accrued administrative services fees                           221           156        --                         377
Accrued plan administration services fees                      368            --        --                         368
Other accrued expenses                                      38,788        57,777        --                      96,565
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                          762,404       461,343        --                   1,223,747
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $134,075,162   $94,571,136       $--                $228,646,298
----------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.01 par value                       $  1,340,840   $   946,037       $--                $  2,286,877
Additional paid-in capital                             132,734,322    93,625,638        --                 226,359,960
Accumulated net realized gain (loss)                            --          (539)       --                        (539)
----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                         $134,075,162   $94,571,136       $--                $228,646,298
----------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding
    shares:                 Class A                   $107,965,547   $94,571,136       $--                $202,536,683
                            Class B                   $  5,586,167   $        --       $--                $  5,586,167
                            Class C                   $ 14,946,130   $        --       $--                $ 14,946,130
                            Class R2                  $  2,978,274   $        --       $--                $  2,978,274
                            Class R5                  $  2,599,044   $        --       $--                $  2,599,044

Shares outstanding
                            Class A shares             107,976,833    94,603,728        --                 202,580,561
                            Class B shares               5,584,264            --        --                   5,584,264
                            Class C shares              14,945,234            --        --                  14,945,234
                            Class R2 shares              2,978,311            --        --                   2,978,311
                            Class R5 shares              2,599,351            --        --                   2,599,351

Net asset value per share of outstanding capital
    stock:                  Class A                   $       1.00   $      1.00                          $       1.00
                            Class B                   $       1.00   $        --                          $       1.00
                            Class C                   $       1.00   $        --                          $       1.00
                            Class R2                  $       1.00   $        --                          $       1.00
                            Class R5                  $       1.00   $        --                          $       1.00
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to pro forma financial statements.

RIVERSOURCE GOVERNMENT MONEY MARKET FUND (BUYING FUND)

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                 RIVERSOURCE    RIVERSOURCE     GOVERNMENT        RIVERSOURCE
                                                 GOVERNMENT     TAX-EXEMPT     MONEY MARKET    GOVERNMENT MONEY
                                                MONEY MARKET   MONEY MARKET   FUND PRO FORMA    MARKET FUND PRO
YEAR ENDED JUNE 30, 2009 (UNAUDITED)                FUND           FUND         ADJUSTMENTS     FORMA COMBINED
 INVESTMENT INCOME
Income:
Interest                                         $ 1,755,075    $1,551,388       $      --        $3,306,463
Income distributions from affiliated money
  market fund                                             --         6,374              --             6,374
---------------------------------------------------------------------------------------------------------------
Total income                                       1,755,075     1,557,762              --         3,312,837
---------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)         784,465       417,822        (147,277)(a)     1,055,010
Distribution fees (Note 2)
  Class A                                             27,183       126,614         122,726(b)        276,523
  Class B                                             67,186            --              --            67,186
  Class C                                            159,112            --              --           159,112
  Class R2                                             5,441            --              --             5,441
Transfer agency fees (Note 2)
  Class A                                            724,349       105,351        (415,492)(c)       414,208
  Class B                                             35,078            --         (20,598)(c)        14,480
  Class C                                             84,908            --         (50,627)(c)        34,281
  Class R2                                            11,286            --         (10,202)(c)         1,084
  Class R5                                            34,372            --         (25,290)(c)         9,082
Administrative services fees (Note 2)                  4,256        75,968         111,596(d)        191,820
Plan administration services fees -- Class R2
  (Note 2)                                               368            --           5,054(e)          5,422
Compensation of board members                         22,007         3,806              --            25,813
Custodian fees                                        71,189        18,880              --            90,069
Printing and postage                                  72,349        29,660              --           102,009
Registration fees (Note 2)                           113,221        46,813         (23,407)(f)       136,627
Professional fees (Note 2)                            38,610        32,455         (30,575)(g)        40,490
Temporary guarantee program participation fees
  (Note 2)                                                --        27,333         (27,333)(h)            --
Other                                                 93,623        21,227              --           114,850
---------------------------------------------------------------------------------------------------------------
Total expenses                                     2,349,003       905,929        (511,425)        2,743,507
  Expenses waived/reimbursed by RiverSource
    Investments, LLC (Note 2)                     (1,219,147)     (164,797)        873,871(i)       (510,073)
  Earnings and bank fee credits on cash
    balances (Note 2)                                     --        (2,178)          2,178(j)             --
---------------------------------------------------------------------------------------------------------------
Total net expenses                                 1,129,856       738,954         364,624         2,233,434
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      625,219       818,808        (364,624)        1,079,403
---------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security
  transactions                                            --        22,390              --            22,390
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                      --          (360)             --              (360)
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                              --        22,030              --            22,030
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $   625,219    $  840,838       $(364,624)       $1,101,433
---------------------------------------------------------------------------------------------------------------


See accompanying notes to pro forma financial statements.

RIVERSOURCE GOVERNMENT MONEY MARKET FUND (BUYING FUND)

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to June 30, 2009)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at, and for, the 12-month period ending June 30, 2009. These statements have been derived from financial statements prepared for the RiverSource Government Money Market Fund and the RiverSource Tax-Exempt Money Market Fund as of June 30, 2009.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Government Money Market Fund invests primarily in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

RiverSource Tax-Exempt Money Market Fund invests primarily in short-term debt obligations whose interest is exempt from federal income taxes.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Tax-Exempt Money Market Fund in exchange for Class A shares of RiverSource Government Money Market Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Government Money Market Fund based on the increased asset level of the Reorganization and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Government Money Market Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fees due to the Reorganization.

(b) To reflect the change in distribution fees due to the Reorganization.

(c) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each RiverSource Tax-Exempt Money Market Fund shareholder account that will be closed on the system as a result of the Reorganization.

(d) To reflect the change in administrative services fees due to the Reorganization.

(e) To reflect the change in plan administration services fees due to the Reorganization.

(f) To reflect the reduction in registration fees due to the Reorganization.

(g) To reflect the reduction in audit fees due to the Reorganization.

(h) To reflect the elimination of the fees related to the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds, which expired after the close of business on Sept. 18, 2009.

(i) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement (through April 30, 2010) by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses of the combined fund.

(j) To reflect the elimination of the earnings and bank fee credits on cash balances.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A shares of RiverSource Government Money Market Fund at June 30, 2009, in connection with the Reorganization. The following table reflects the number of RiverSource Government Money Market Fund shares assumed to be issued to the shareholders of the RiverSource Tax-Exempt Money Market Fund.

                                                   SHARES OF RIVERSOURCE
                                                  GOVERNMENT MONEY MARKET
                                              FUND ISSUED TO SHAREHOLDERS OF   RIVERSOURCE GOVERNMENT
                                                  RIVERSOURCE TAX-EXEMPT          MONEY MARKET FUND       TOTAL PRO FORMA
                                                     MONEY MARKET FUND           SHARES OUTSTANDING     SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
Class A                                                 94,603,728                   107,976,833            202,580,561
--------------------------------------------------------------------------------------------------------------------------
Class B                                                        N/A                     5,584,264              5,584,264
--------------------------------------------------------------------------------------------------------------------------
Class C                                                        N/A                    14,945,234             14,945,234
--------------------------------------------------------------------------------------------------------------------------
Class R2                                                       N/A                     2,978,311              2,978,311
--------------------------------------------------------------------------------------------------------------------------
Class R5                                                       N/A                     2,599,351              2,599,351
--------------------------------------------------------------------------------------------------------------------------

COMBINED PORTFOLIO OF INVESTMENTS
RiverSource Government Money Market Fund

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to pro forma combined net assets)
INVESTMENTS IN SECURITIES


 U.S. GOVERNMENT AGENCIES (30.3%)

                                   AMOUNT       AMOUNT       AMOUNT
                     EFFECTIVE    PAYABLE      PAYABLE      PAYABLE
ISSUER                 YIELD    AT MATURITY  AT MATURITY  AT MATURITY     VALUE(a)     Value(a)         Value(a)

                                                          RIVERSOURCE                                 RIVERSOURCE
                                                           GOVERNMENT                                  GOVERNMENT
                                RIVERSOURCE  RIVERSOURCE     MONEY      RIVERSOURCE  RIVERSOURCE         MONEY
                                 GOVERNMENT   TAX-EXEMPT  MARKET FUND    GOVERNMENT   TAX-EXEMPT      MARKET FUND
                                   MONEY        MONEY      PRO FORMA       MONEY        MONEY          PRO FORMA
                                MARKET FUND  MARKET FUND    COMBINED    MARKET FUND  MARKET FUND        COMBINED
Federal Home Loan Bank Disc Nts
07/01/09                0.01%   $49,300,000   $5,000,000  $54,300,000   $49,300,000   $5,000,000      $54,300,000
Federal Home Loan Mtge Corp Disc Nts
08/12/09                0.13     20,000,000           --   20,000,000    19,996,967           --       19,996,967
-------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $74,296,967)                                                     $69,296,967   $5,000,000      $74,296,967
-------------------------------------------------------------------------------------------------------------------


 FDIC-INSURED DEBT (28.4%)(B)

                                   AMOUNT       AMOUNT       AMOUNT
                     EFFECTIVE    PAYABLE      PAYABLE      PAYABLE
ISSUER                 YIELD    AT MATURITY  AT MATURITY  AT MATURITY     VALUE(a)     Value(a)         Value(a)
Citigroup Funding FDIC Govt Guaranty
07/01/09                0.23%   $50,000,000   $       --  $50,000,000   $49,993,333   $       --      $49,993,333
08/04/09                0.24     15,000,000           --   15,000,000    14,996,600           --       14,996,600
-------------------------------------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $64,989,933)                                                     $64,989,933   $       --      $64,989,933
-------------------------------------------------------------------------------------------------------------------




 MUNICIPAL NOTES (37.6%)

                                   Amount       Amount       Amount
                     Effective    payable      payable       payable
ISSUE(c,d)             yield    at maturity  at maturity   at maturity     Value(a)     Value(a)         Value(a)
ALABAMA (1.7%)
Columbia Industrial Development Board
Refunding Revenue Bonds
Alabama Power Company Project
V.R.D.N. Series 1995E
10/01/22                0.35%       $--       $4,000,000   $4,000,000(e)     $--      $ 4,000,000      $ 4,000,000
                                                                         ----------------------------------------------
ALASKA (1.7%)
City of Valdez
Refunding Revenue Bonds
Exxon Mobil Project
V.R.D.N. Series 2001
12/01/29                0.11         --        1,700,000    1,700,000(e)      --        1,700,000        1,700,000
City of Valdez
Refunding Revenue Bonds
Exxon Pipeline Company Project
V.R.D.N. Series 1993B
12/01/33                0.17         --        2,300,000    2,300,000(e)      --        2,300,000        2,300,000
                                                                         ----------------------------------------------
Total                                                                         --        4,000,000        4,000,000
                                                                         ----------------------------------------------
ARIZONA (1.5%)
Salt River Project Agricultural
C.P.
07/06/09                0.23         --        1,000,000    1,000,000         --        1,000,000        1,000,000
07/06/09                0.28         --        2,450,000    2,450,000         --        2,450,000        2,450,000
                                                                         ----------------------------------------------
Total                                                                         --        3,450,000        3,450,000
                                                                         ----------------------------------------------

 MUNICIPAL NOTES (CONTINUED)

                                   AMOUNT       AMOUNT       AMOUNT
                     EFFECTIVE    PAYABLE      PAYABLE       PAYABLE
ISSUE(C,D)             YIELD    AT MATURITY  AT MATURITY   AT MATURITY     VALUE(a)     Value(a)         Value(a)

                                                           RIVERSOURCE                                 RIVERSOURCE
                                                           GOVERNMENT                                   GOVERNMENT
                                RIVERSOURCE  RIVERSOURCE      MONEY      RIVERSOURCE  RIVERSOURCE         MONEY
                                 GOVERNMENT   TAX-EXEMPT   MARKET FUND    GOVERNMENT   TAX-EXEMPT      MARKET FUND
                                   MONEY        MONEY       PRO FORMA       MONEY        MONEY          PRO FORMA
                                MARKET FUND  MARKET FUND    COMBINED     MARKET FUND  MARKET FUND        COMBINED
CALIFORNIA (3.7%)
California Pollution Control Financing Authority
Refunding Revenue Bonds
Pacific Gas & Electric Company
V.R.D.N. Series 1996F (JP Morgan Chase & Co)
11/01/26                0.13%       $--       $2,000,000   $2,000,000(e)     $--      $ 2,000,000      $ 2,000,000
California State Department of Water Resources
Revenue Bonds
V.R.D.N. Series 2002B-3 (Bank of New York)
05/01/22                0.13         --        4,000,000    4,000,000(e)      --        4,000,000        4,000,000
Los Angeles County Metroplitan Transportation Authority
Refunding Revenue Bonds
Proposition C V.R.D.N. 2nd Sr Series 2009A-2
(JP Morgan Chase Bank)
07/01/23                0.18         --        2,135,000    2,135,000(e)      --        2,135,000        2,135,000
                                                                         ----------------------------------------------
Total                                                                         --        8,135,000        8,135,000
                                                                         ----------------------------------------------
COLORADO (0.9%)
Colorado Educational & Cultural Facilities Authority
Revenue Bonds
Clyford Still
Museum Project
V.R.D.N. Series 2008 (Wells Fargo Bank)
12/01/38                0.27         --        2,000,000    2,000,000(e)      --        2,000,000        2,000,000
                                                                         ----------------------------------------------
CONNECTICUT (1.6%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
V.R.D.N. Series 2001-V2
07/01/36                0.15         --        1,800,000    1,800,000(e)      --        1,800,000        1,800,000
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
V.R.D.N. Series 2005-Y2
07/01/35                0.15         --          800,000      800,000(e)      --          800,000          800,000
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
V.R.D.N. Series 2005-Y3
07/01/35                0.15         --        1,090,000    1,090,000(e)      --        1,090,000        1,090,000
                                                                         ----------------------------------------------
Total                                                                         --        3,690,000        3,690,000
                                                                         ----------------------------------------------
ILLINOIS (0.6%)
Illinois Finance Authority
Refunding Revenue Bonds
Amoco Oil Company Project
V.R.D.N. Series 1994
11/01/12                0.25         --          300,000      300,000(e)      --          300,000          300,000
Illinois International District
Refunding Revenue Bonds
V.R.D.N. Series 2003 (LaSalle Bank)
01/01/23                1.55         --        1,000,000    1,000,000(e)      --        1,000,000        1,000,000
                                                                         ----------------------------------------------
Total                                                                         --        1,300,000        1,300,000
                                                                         ----------------------------------------------
INDIANA (1.1%)
City of Hammond
Refunding Revenue Bonds
Amoco Oil Company Project
V.R.D.N. Series 1994
02/01/22                0.35         --          300,000      300,000(e)      --          300,000          300,000

 MUNICIPAL NOTES (CONTINUED)

                                   AMOUNT       AMOUNT       AMOUNT
                     EFFECTIVE    PAYABLE      PAYABLE       PAYABLE
ISSUE(C,D)             YIELD    AT MATURITY  AT MATURITY   AT MATURITY     VALUE(a)     Value(a)         Value(a)

                                                           RIVERSOURCE                                 RIVERSOURCE
                                                           GOVERNMENT                                   GOVERNMENT
                                RIVERSOURCE  RIVERSOURCE      MONEY      RIVERSOURCE  RIVERSOURCE         MONEY
                                 GOVERNMENT   TAX-EXEMPT   MARKET FUND    GOVERNMENT   TAX-EXEMPT      MARKET FUND
                                   MONEY        MONEY       PRO FORMA       MONEY        MONEY          PRO FORMA
                                MARKET FUND  MARKET FUND    COMBINED     MARKET FUND  MARKET FUND        COMBINED
INDIANA (CONT.)
Purdue University
Revenue Bonds
Student Facilities Systems
V.R.D.N. Series 2004A
07/01/33                0.18%       $--       $1,300,000   $1,300,000(e)     $--      $ 1,300,000      $ 1,300,000
Purdue University
Revenue Bonds
Student Fees
V.R.D.N. Series 2005V
07/01/27                0.18         --          890,000      890,000(e)      --          890,000          890,000
                                                                         ----------------------------------------------
Total                                                                         --        2,490,000        2,490,000
                                                                         ----------------------------------------------
KENTUCKY (2.0%)
City of Newport
Revenue Bonds
V.R.D.N. Series 2002 (U.S. Bank)
04/01/32                0.30         --        2,000,000    2,000,000(e)      --        2,000,000        2,000,000
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare System
V.R.D.N. Series 2009-B1 (JP Morgan Chase Bank)
08/15/38                0.35         --        2,500,000    2,500,000(e)      --        2,500,000        2,500,000
                                                                         ----------------------------------------------
Total                                                                         --        4,500,000        4,500,000
                                                                         ----------------------------------------------
MARYLAND (1.3%)
Maryland Health & Higher Education
C.P.
07/01/09                0.30         --        3,000,000    3,000,000         --        3,000,000        3,000,000
                                                                         ----------------------------------------------
MASSACHUSETTS (1.7%)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
V.R.D.N. Series 1999R
11/01/49                0.15         --        4,000,000    4,000,000(e)      --        4,000,000        4,000,000
                                                                         ----------------------------------------------
MICHIGAN (1.7%)
University of Michigan
Refunding Revenue Bonds
University of Michigan Hospitals
V.R.D.N. Series 1992A
12/01/19                0.28         --        4,000,000    4,000,000(e)      --        4,000,000        4,000,000
                                                                         ----------------------------------------------
MINNESOTA (5.1%)
Center City
Revenue Bonds
Hazelden Foundation Project
V.R.D.N. Series 2005 (Bank of New York)
11/01/35                0.30         --        4,000,000    4,000,000(e)      --        4,000,000        4,000,000
City of Arden Hills
Refunding Revenue Bonds
Presbyterian Homes
V.R.D.N. Series 1999A (U.S. Bank)
09/01/29                0.25         --        2,000,000    2,000,000(e)      --        2,000,000        2,000,000

 MUNICIPAL NOTES (CONTINUED)

                                   AMOUNT       AMOUNT       AMOUNT
                     EFFECTIVE    PAYABLE      PAYABLE       PAYABLE
ISSUE(C,D)             YIELD    AT MATURITY  AT MATURITY   AT MATURITY     VALUE(a)     Value(a)         Value(a)

                                                           RIVERSOURCE                                 RIVERSOURCE
                                                           GOVERNMENT                                   GOVERNMENT
                                RIVERSOURCE  RIVERSOURCE      MONEY      RIVERSOURCE  RIVERSOURCE         MONEY
                                 GOVERNMENT   TAX-EXEMPT   MARKET FUND    GOVERNMENT   TAX-EXEMPT      MARKET FUND
                                   MONEY        MONEY       PRO FORMA       MONEY        MONEY          PRO FORMA
                                MARKET FUND  MARKET FUND    COMBINED     MARKET FUND  MARKET FUND        COMBINED
MINNESOTA (CONT.)
City of Arden Hills
Revenue Bonds
Presbyterian Homes
V.R.D.N. Series 1999B (U.S. Bank)
09/01/29                0.25%       $--       $2,005,000   $2,005,000(e)     $--      $ 2,005,000      $ 2,005,000
Southern Minnesota Municipal Power
C.P.
07/06/09                0.43         --        3,500,000    3,500,000         --        3,500,000        3,500,000
                                                                         ----------------------------------------------
Total                                                                         --       11,505,000       11,505,000
                                                                         ----------------------------------------------
MISSISSIPPI (1.2%)
County of Jackson
Refunding Revenue Bonds
Chevron USA Incorporated Project
V.R.D.N. Series 1993
06/01/23                0.15         --        2,700,000    2,700,000(e)      --        2,700,000        2,700,000
                                                                         ----------------------------------------------
NEW HAMPSHIRE (1.7%)
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Darmouth College
V.R.D.N. Series 2007A (JP Morgan Chase Bank)
06/01/31                0.25         --        3,995,000    3,995,000(e)      --        3,995,000        3,995,000
                                                                         ----------------------------------------------
NEW MEXICO (1.7%)
City of Farmington
Refunding Revenue Bonds
Arizona Public Service Company
V.R.D.N. Series 1994B (Barclays Bank)
09/01/24                0.33         --        4,000,000    4,000,000(e)      --        4,000,000        4,000,000
                                                                         ----------------------------------------------
OHIO (0.6%)
Kent State University
Revenue Bonds
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
05/01/31                0.18         --        1,300,000    1,300,000(e)      --        1,300,000        1,300,000
                                                                         ----------------------------------------------
PENNSYLVANIA (0.2%)
Pennsylvania State Higher Educational Facilities Authority
Refunding Revenue Bonds
Carnegie Mellon University
V.R.D.N. Series 1995C (Morgan Guaranty Trust)
11/01/29                0.18         --          500,000      500,000(e)      --          500,000          500,000
                                                                         ----------------------------------------------
RHODE ISLAND (0.4%)
Rhode Island Health & Educational Building Corporation
Revenue Bonds
Brown University
V.R.D.N. Series 2003B
09/01/43                0.17         --          200,000      200,000(e)      --          200,000          200,000
Rhode Island Health & Educational Building Corporation
Revenue Bonds
Brown University
V.R.D.N. Series 2005A
05/01/35                0.30         --          800,000      800,000(e)      --          800,000          800,000
                                                                         ----------------------------------------------
Total                                                                         --        1,000,000        1,000,000
                                                                         ----------------------------------------------

 MUNICIPAL NOTES (CONTINUED)

                                   AMOUNT       AMOUNT       AMOUNT
                     EFFECTIVE    PAYABLE      PAYABLE       PAYABLE
ISSUE(C,D)             YIELD    AT MATURITY  AT MATURITY   AT MATURITY     VALUE(a)     Value(a)         Value(a)

                                                           RIVERSOURCE                                 RIVERSOURCE
                                                           GOVERNMENT                                   GOVERNMENT
                                RIVERSOURCE  RIVERSOURCE      MONEY      RIVERSOURCE  RIVERSOURCE         MONEY
                                 GOVERNMENT   TAX-EXEMPT   MARKET FUND    GOVERNMENT   TAX-EXEMPT      MARKET FUND
                                   MONEY        MONEY       PRO FORMA       MONEY        MONEY          PRO FORMA
                                MARKET FUND  MARKET FUND    COMBINED     MARKET FUND  MARKET FUND        COMBINED
TENNESSEE (3.0%)
Clarksville Public Building Authority
Revenue Bonds
Pooled Financing
Tennessee Municipal Bond Fund
V.R.D.N. Series 2001 (Bank of America)
07/01/31                0.32%       $--       $1,445,000   $1,445,000(e)     $--      $ 1,445,000      $ 1,445,000
Clarksville Public Building Authority
Revenue Bonds
Pooled Financing
Tennessee Municipal Bond Fund
V.R.D.N. Series 2004 (Bank of America)
07/01/34                0.32         --        2,055,000    2,055,000(e)      --        2,055,000        2,055,000
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2002 (Bank of America)
04/01/32                0.32         --        1,755,000    1,755,000(e)      --        1,755,000        1,755,000
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2006 (Bank of America)
02/01/36                0.32         --        1,510,000    1,510,000(e)      --        1,510,000        1,510,000
                                                                         ----------------------------------------------
Total                                                                         --        6,765,000        6,765,000
                                                                         ----------------------------------------------
TEXAS (3.1%)
Port of Port Arthur Navigation District
Refunding Revenue Bonds
Texaco Incorporated Project
V.R.D.N. Series 1994
10/01/24                0.30         --        1,100,000    1,100,000(e)      --        1,100,000        1,100,000
San Antonio Texas Electric & Gas
C.P.
07/07/09                0.20         --        3,000,000    3,000,000         --        3,000,000        3,000,000
State of Texas
Limited General Obligation Notes
T.R.A.N. Series 2008
08/28/09                1.62         --        3,000,000    3,000,000         --        3,006,474        3,006,474
                                                                         ----------------------------------------------
Total                                                                         --        7,106,474        7,106,474
                                                                         ----------------------------------------------
WISCONSIN (1.1%)
Milwaukee Redevelopment Authority
Revenue Bonds
La Causa Incorporated Project
V.R.D.N. Series 2000 (U.S. Bank)
12/01/20                0.22         --        2,540,000    2,540,000(e)      --        2,540,000        2,540,000
-----------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL
NOTES
(Cost: $85,976,474)                                                          $--      $85,976,474      $85,976,474
-----------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (1.3%)

                     SHARES               SHARES            SHARES         VALUE(a)      Value(a)     Value(a)

                                                          RIVERSOURCE                                RIVERSOURCE
                                                          GOVERNMENT                                 GOVERNMENT
                     RIVERSOURCE       RIVERSOURCE           MONEY        RIVERSOURCE  RIVERSOURCE      MONEY
                      GOVERNMENT        TAX-EXEMPT       MARKET FUND      GOVERNMENT    TAX-EXEMPT   MARKET FUND
                        MONEY             MONEY            PRO FORMA         MONEY        MONEY       PRO FORMA
                     MARKET FUND       MARKET FUND         COMBINED       MARKET FUND  MARKET FUND    COMBINED
JPMorgan Tax-Free
Money Market Fund         --            2,991,937          2,991,937     $         --  $ 2,991,937  $  2,991,937
------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,991,937)                                                       $         --  $ 2,991,937  $  2,991,937
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost:
$228,255,311)(f)                                                         $134,286,900  $93,968,411  $228,255,311
------------------------------------------------------------------------------------------------------------------


NOTES TO COMBINED PORTFOLIO OF INVESTMENTS


(a) Securities are valued by policies described in Note 1 and/or 2 to the financial statements in the annual report.
(b) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.
(c) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --   Alternative Minimum Tax
     B.A.N.     --   Bond Anticipation Note
     C.P.       --   Commercial Paper
     R.A.N.     --   Revenue Anticipation Note
     T.A.N.     --   Tax Anticipation Note
     T.R.A.N.   --   Tax & Revenue Anticipation Note
     V.R.       --   Variable Rate
     V.R.D.B.   --   Variable Rate Demand Bond
     V.R.D.N.   --   Variable Rate Demand Note


(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.
(f) Also represents the cost of securities for federal income tax purposes at June 30, 2009.

PART C. OTHER INFORMATION

Item 15. Indemnification

Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed to Registrant's Post-Effective Amendment No. 74 filed on April 29, 1997 and Article X of Registrant's Amended and Restated By-laws filed to Registrant's Post-Effective Amendment No. 86 filed on May 1, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Form of Articles Supplementary abolishing Class D shares dated May 16, 2008. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on April 29, 2008.)

(1)(b) Articles Supplementary in respect of Seligman Smaller-Cap Value Fund dated December 16, 2004. (Incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed on April 29, 2005.)

(1)(c) Articles Supplementary dated April 7, 2003. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on April 29, 2003.)

(1)(d) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on November 30, 2001.)

(1)(e) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(1)(f) Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Initial Registration Statement filed on January 29, 1997.)

(1)(g) Articles of Amendment reflecting renaming Class I and Class R shares filed electronically on or about July 31, 2009 as Exhibit (a)(7) to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 333-20621 are incorporated by reference.

(1)(h) Articles Supplementary (Class I, Class R3 and Class R4 share addition) filed electronically on or about July 31, 2009 as Exhibit (a)(8) to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 333-20621 are incorporated by reference.

(2) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on May 1, 2006).

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 29, 2009, between Registrant and RiverSource Investments, LLC filed electronically on or about July 31, 2009 as Exhibit (d) to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 333-20621 is incorporated by reference.

(7)(a) Distribution Agreement, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (e)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(7)(b) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(c) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(8) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(9) Form of Master Global Custody Agreement with JPMorgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)(a) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Sept. 14, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (m) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(10)(b) Rule 18f - 3(d) Plan, amended and restated as of Sept. 14, 2009, filed electronically on or about Sept. 25, 2009 as Exhibit (n) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith as Exhibit (11).

(12)     Tax opinion to be filed by Amendment.

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (h)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(13)(b) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about

         Sept. 25, 2009 as Exhibit (h)(3) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about Sept. 25, 2009 as Exhibit (h)(2) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(13)(d) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about Sept. 25, 2009 as Exhibit (h)(11) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(13)(e) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) is filed electronically herewith as Exhibit (14)(a).

(14)(b)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP) is filed electronically herewith as Exhibit (14)(b).

(15)     Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Nov. 11, 2009, filed electronically on or about Nov.25, 2009 as Exhibit (16) to Registration Statement No. 333-163377 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2009, filed electronically on or about Nov. 30, 2009 as Exhibit (p)(3) to RiverSource Tax-Exempt Income Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-63552 is incorporated by reference.

(17)(d) Statement of Additional Information, dated Jan. 22, 2010, for RiverSource Partners Small Cap Equity Fund is filed electronically herewith as Exhibit (17)(d).

(17)(e) Prospectus, dated July 30, 2009, for RiverSource Partners Small Cap Equity Fund is filed electronically herewith as Exhibit (17)(e).

(17)(f) Prospectus, dated May 1, 2009, for Seligman Smaller-Cap Value Fund is filed electronically herewith as Exhibit (17)(f).

(17)(g) Statement of Additional Information, dated May 1, 2009, for Seligman Smaller-Cap Value Fund is filed electronically herewith as Exhibit
         (17)(g).

(17)(h) Annual Report for the period ended May 31, 2009 for RiverSource Partners Small Cap Equity Fund is filed electronically herewith as Exhibit (17)(h).

(17)(i) Annual Report for the period ended Dec. 31, 2008 for Seligman Smaller-Cap Value Fund is filed electronically herewith as Exhibit
         (17)(i).

(17)(j) Semiannual Report for the period ended June 30, 2009 for Seligman Smaller-Cap Value is filed electronically herewith as Exhibit (17)(j).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota on the 25th day of January, 2010.

SELIGMAN VALUE FUND SERIES, INC.


By /s/ Patrick T. Bannigan
   -----------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of January, 2010.

Signature                                     Capacity
---------                               ------------------

/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated November 11, 2009, filed electronically on or about Nov. 25, 2010 as Exhibit (16), by:


/s/  Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(11) Opinion and consent of counsel as to the legality of the securities being registered.

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP).

(14)(b)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP).

(17)(d) Statement of Additional Information, dated Jan. 22, 2010, for RiverSource Partners Small Cap Equity Fund.

(17)(e) Prospectus, dated July 30, 2009, for RiverSource Partners Small Cap Equity Fund.

(17)(f)  Prospectus, dated May 1, 2009, for Seligman Smaller-Cap Value Fund.

(17)(g) Statement of Additional Information, dated May 1, 2009, for Seligman Smaller-Cap Value Fund.

(17)(h) Annual Report for the period ended May 31, 2009 for RiverSource Partners Small Cap Equity Fund.

(17)(i) Annual Report for the period ended Dec. 31, 2008 for Seligman Smaller-Cap Value Fund.

(17)(j) Semiannual Report for the period ended June 30, 2009 for Seligman Smaller-Cap Value.